          AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON April 24, 2001

                                              REGISTRATION NOS. 2-32783/811-3240



                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

                       -----------------------------------

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Pre-Effective Amendment No.          / /

                         Post Effective Amendment No. 55      /X/
                                                      --

and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                    Amendment No. 69          /X/
                                                  --

                       -----------------------------------


                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT A
                           (EXACT NAME OF REGISTRANT)

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                               (NAME OF DEPOSITOR)

                    2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019
         (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                                 (713) 831-1230
               (DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                       -----------------------------------

                             PAULETTA P. COHN, ESQ.
                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                    2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                       -----------------------------------

             It is proposed that this filing will become effective:
             / / immediately upon filing pursuant to paragraph (b) of Rule 485

             /X/ On May 1, 2001 pursuant to paragraph (b) of Rule 485

             / / 60 days after filing pursuant to paragraph (a) (1) of Rule 485
             / / on [DATE] pursuant to paragraph (a) (1) of Rule 485
                       -----------------------------------
                      TITLE OF SECURITIES BEING REGISTERED:
                        Group Variable Annuity Contracts
                         GUP AND GTS-VA CONTRACT SERIES


THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THIS REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(a) OF THE SECURITIES ACT OF 1933 OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AT THE COMMISSION, ACTING PURSUANT TO SAID SECTION 8(a) MAY DETERMINE.

                                                                  GUP AND GTS-VA
                                                                  CONTRACT SALES
                                                              SEPARATE ACCOUNT A
                                                      FIXED AND VARIABLE ANNUITY


                                                                      Prospectus

                                                                     May 1, 2001


                                                                          [LOGO]

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
UNITS OF INTEREST UNDER GROUP UNIT PURCHASE AND
GROUP FIXED AND VARIABLE ANNUITY CONTRACTS

GUP AND GTS-VA
SEPARATE ACCOUNT A

                                                                     May 1, 2001


PROSPECTUS


Group Unit Purchase Contracts, or GUP, and Group Variable Annuity Contracts, or GTS-VA (the "Contracts"), consist of flexible and single Purchase Payment group unit purchase fixed and variable annuity and group fixed and variable annuity contracts that are offered by The Variable Annuity Life Insurance Company ("VALIC") to Participants in certain employer sponsored retirement plans. The Contracts may be available to you when you participate in a retirement program that qualifies for deferral of federal income taxes. Non-qualified contracts are also available for certain other employer sponsored plans. The Contracts described in this prospectus were formerly offered through Separate Account One and Separate Account Two of VALIC.



The Contracts permit you to invest in and receive retirement benefits in the Fixed Account Option and the Variable Account Option described in this prospectus. The Variable Account Option invests in the North American-AG Stock Index Fund, a separate portfolio of North American Funds Variable Product Series I ("NAFV I").


--------------------------------------------------------------------------------


This prospectus provides you with information you should know before investing in GUP or GTS-VA. Please read and retain this prospectus for future reference.



A Statement of Additional Information, dated May 1, 2001, contains additional information about GUP and GTS-VA and is part of this prospectus. For a free copy, call 1-800-448-2542. The Statement of Additional Information has been filed with the Securities and Exchange Commission ("SEC") and is available along with other related materials at the SEC's internet web site (http://www.sec.gov).



INVESTMENT IN THE CONTRACTS IS SUBJECT TO RISK THAT MAY CAUSE THE VALUE OF THE OWNER'S INVESTMENT TO FLUCTUATE, AND WHEN THE CONTRACTS ARE SURRENDERED, THE VALUE MAY BE HIGHER OR LOWER THAN THE PURCHASE PAYMENTS.



THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS


                                                    PAGE
                                                    ----
ABOUT THE PROSPECTUS..............................     1
FEE TABLE.........................................     2
SUMMARY...........................................     3
SELECTED PURCHASE UNIT DATA.......................     4
GENERAL INFORMATION...............................     5
    About the Contracts...........................     5
    About VALIC...................................     5
    About VALIC Separate Account A................     5
    Units of Interests............................     6
    Distribution of the Contracts.................     6
VARIABLE ACCOUNT OPTION...........................     6
    Summary of the Fund...........................     6
PURCHASE PERIOD...................................     6
    Purchase Payments.............................     6
    Purchase Units................................     7
    Calculation of Purchase Unit Value............     7
    Choosing Investment Options...................     8
      Fixed Account Option........................     8
      Variable Account Option.....................     8
    Stopping Purchase Payments....................     8
TRANSFERS BETWEEN INVESTMENT OPTIONS..............     9
    During the Purchase Period....................     9
    During the Payout Period......................     9
    Communicating Transfer or Reallocation
      Instructions................................     9
    Effective Date of Transfer....................    10
    Market Timing.................................    10
FEES AND CHARGES..................................    11
    Sales and Administrative Charge...............    11
    Premium Tax Charge............................    11
    Separate Account Charges......................    12
    Fund Annual Expense Charges...................    12
    Other Tax Charges.............................    12
    Reduction from Total Expenses.................    12
PAYOUT PERIOD.....................................    13
    Fixed Payout..................................    13
    Variable Payout...............................    13
    Combination Fixed and Variable Payout.........    13
    Payout Date...................................    13
    Payout Options................................    13
    Enhancements to Payout Options................    14
    Level Payments Option.........................    14
    Payout Information............................    14
SURRENDER OF ACCOUNT VALUE........................    15
    When Surrenders Are Allowed...................    15
    Surrender Process.............................    15
    Amount That May Be Surrendered................    15
    Surrender Restrictions........................    15
    Partial Surrenders............................    15
                                                    PAGE
                                                    ----

DEATH BENEFITS....................................    16
    The Process...................................    16
    Beneficiary Information.......................    16
    During the Purchase Period....................    16
    During the Payout Period......................    16
HOW TO REVIEW INVESTMENT PERFORMANCE OF SEPARATE
  ACCOUNT DIVISIONS...............................    17
    Types of Investment Performance Information
      Advertised..................................    17
      Total Return Performance Information........    17
      Standard Average Annual Total Return........    17
      Nonstandard Average Annual Total Return.....    17
      Cumulative Total Return.....................    17
      Annual Change in Purchase Unit Value........    17
      Cumulative Change in Purchase Unit Value....    17
      Total Return Based on Different Investment
        Amounts...................................    17
      An Assumed Account Value of $10,000.........    17
    Yield Performance Information.................    17
OTHER CONTRACT FEATURES...........................    18
    Changes That May Not Be Made..................    18
    Change of Beneficiary.........................    18
    Cancellation -- The 10 Day "Free Look"........    18
    We Reserve Certain Rights.....................    18
    Fund Changes..................................    18
    Relationship to Employer's Plan...............    18
    Assigning Your Contract.......................    18
VOTING RIGHTS.....................................    19
    Who May Give Voting Instructions..............    19
    Determination of Fund Shares Attributable to
      Your Account................................    19
      During Purchase Period......................    19
      During Payout Period or after a Death
        Benefit Has Been Paid.....................    19
    How Fund Shares Are Voted.....................    19
FEDERAL TAX MATTERS...............................    19
    Type of Plans.................................    19
    Tax Consequences in General...................    20
    Effect of Tax-Deferred Accumulations..........    20
    The Power of Tax-Deferred Growth..............    20
PRIVACY NOTICE....................................    22


                                      (i)

[SIDE NOTE]

CONTRACT OWNER -- THE INDIVIDUAL (IN MOST CASES, YOUR EMPLOYER) TO WHOM THE CONTRACT IS ISSUED.

PARTICIPANT -- THE INDIVIDUAL, (IN MOST CASES YOU ARE THE PARTICIPANT) WHO MAKES PURCHASE PAYMENTS OR FOR WHOM PURCHASE PAYMENTS ARE MADE.


MUTUAL FUND OR FUND -- THE INVESTMENT PORTFOLIO(S) OF A REGISTERED OPEN-END MANAGEMENT INVESTMENT COMPANY, WHICH SERVES AS THE UNDERLYING INVESTMENT VEHICLE FOR EACH DIVISION REPRESENTED IN VALIC SEPARATE ACCOUNT A.


[END SIDE NOTE]

ABOUT THE PROSPECTUS
---------------------------------------------------


Unless otherwise specified in this prospectus, the words "we", "our", "Company", and "VALIC" mean The Variable Annuity Life Insurance Company and the words "you" and "your" mean the participant, contract owner, annuitant or beneficiary.


When we refer to the Contracts in this prospectus we mean the GUP Contracts and the GTS-VA Contracts that have common provisions. We will state which one of the Contracts we are talking about when the provisions between the Contracts are different. Both the GUP Contracts and the GTS-VA Contracts may vary depending on the plan in which they are offered in. We will note when such variations occur, and what type of plan the Contract with the variations is being offered under.


The specific terms that we define for you in this prospectus are:



DEFINED TERMS                                       PAGE NO.
-------------                                       --------

Account Value.....................................     10

Annuitant.........................................     16

Assumed Investment Rate...........................     13

Beneficiary.......................................     16

Contract Owner....................................   1, 16

Divisions.........................................     17

Fixed Account Options.............................     16

Home Office.......................................     10

Mutual Fund or Fund...............................     1

Participant.......................................     1

Participant Year..................................     11

Payout Period.....................................     10

Payout Unit.......................................     13

Proof of Death....................................     16

Purchase Payments.................................   7, 17

Purchase Period...................................     10

Purchase Unit.....................................     8

VALIC Separate Account A..........................     19

Variable Account Option...........................   7, 16


This prospectus is being given to you to help you make decisions for selecting various investment options and benefits to plan and save for your retirement. It is intended to provide you with information about VALIC, the Contracts, and saving for your retirement.

The purpose of the Variable Account Option and the Variable Payout Options is to provide you investment returns which are greater than the effects of inflation. We cannot, however, guarantee that this purpose will be achieved.


This prospectus describes contracts in which units of interest in VALIC's Separate Account A are offered. The Contracts, formerly offered through VALIC's Separate Account One and Separate Account Two, will allow you to accumulate retirement dollars in a Fixed Account Option and/ or a Variable Account Option. The Variable Account Option is referred to as a Division (subaccount) in VALIC Separate Account A and represents our investment in that mutual fund. This prospectus describes only the variable aspects of the Contracts except where the Fixed Account Option is specifically mentioned.



For specific information about the Variable Account Option, you should refer to the NAFV I prospectus, available at www.valic.com (or call 1-800-448-2542).


Following this introduction is a summary of the major features and options of the Contracts. This summary is intended to provide you with a brief overview of those sections discussed in more detail in this prospectus.

FEE TABLE
------------------------------------------------------------------


This Fee Table shows all charges and expenses which may be deducted from the assets of VALIC Separate Account A and from the North American-AG Stock Index Fund (the "Stock Index Fund") in which VALIC Separate Account A invests. For a further description of these charges and expenses, see "Fees and Charges" in this prospectus and the descriptions of fees and charges in the NAFV I prospectus. Any and all limitations on total charges and expenses are reflected in this Fee Table.



                                             GUP      GTS-VA
                                          CONTRACTS  CONTRACTS
                                          ---------  ---------
CONTRACT OWNER/PARTICIPANT EXPENSES(1)
  Maximum Sales and Administrative
    Charge (as a percentage of Purchase
    Payments)(2)                            5.00%(3)   5.00%
SEPARATE ACCOUNT EXPENSES
(as a percentage of Separate Account net
  assets)
  Mortality and Expense Risk                1.00%      0.53%(4)
      Total Separate Account Expenses(6)    1.00%      0.53%
FUND ANNUAL EXPENSES
(as a percentage of average net assets):



                                                     MANAGEMENT     OTHER     TOTAL FUND
 FUND                                                   FEES     EXPENSES(5)  EXPENSES(6)
 ----                                                ----------  -----------  -----------
 Stock Index Fund                                         .26%         .05%         .31%


------------


(1) Premium taxes are not shown here, but may be charged by some states. See "Premium Tax Charge" in this prospectus.
(2) Reductions in the Sales and Administrative Charge are available if certain conditions are met. See "Fees and Charges" in this prospectus.
(3) Under certain groups, whose contracts are deposit administration contracts not administered by VALIC, this charge may be higher. See "Fees and Charges" in this prospectus.
(4) The Mortality and Expense Risk Fee may vary depending on the total assets attributable to the GTS-VA Contracts. See the "Fees and Charges" section in this prospectus.
(5) Other Expenses includes custody, accounting, reports to shareholders, audit, legal, administrative and other miscellaneous expenses. See the NAFV I prospectus for a detailed explanation of these fees.
(6) Reduction from Total Separate Account and Fund Expenses due to Permanent Guaranteed Expense Limitations. The Company has agreed to reduce the Total Separate Account and Fund Expenses by a percentage of average net assets, to 1.4157% on the first $359,065,787, 1.36% on the next $40,934,213 and
     1.32% of the excess over $400 million of total assets attributable to the GUP Contracts and .6966% on the first $25,434,267, .5% on the next $74,565,733 and .25% of the excess over $100 million of the total assets attributable to the GTS-VA Contracts. For the period ending December 31, 2000, the Reduction from Total Separate Account and Fund Expenses were 0% and 0.22%, for the GUP Contract and the GTS-VA Contract, respectively. This Reduction from Total Separate Account and Fund Expenses reduced the Total Separate Account and Fund Expenses to 1.31% and 0.62% for the GUP Contract and the GTS-VA Contract, respectively. See "Reduction From Total Expenses" in the "Fees and Charges" section, in this prospectus.



EXAMPLE -- Whether you surrender or do not surrender the Contract at the end of the period shown or you receive Payout Payments under a Payout Option:
--------------------------------------------------------------------------------


TOTAL EXPENSES. You would pay the following expenses on a $1,000 investment under a typical GUP Contract or GTS-VA Contract, invested in the Stock Index Fund as listed below, assuming a 5% annual return on assets:



                                                     1 YEAR  3 YEARS  5 YEARS  10 YEARS
                                                     ------  -------  -------  --------
 GUP Contract                                         $63      $89     $118      $200
 GTS-VA Contract                                      $56      $69     $ 83      $124


Note: These examples should not be considered representations of past or future expenses for VALIC Separate Account A or for the Fund. Actual expenses may be greater or less than those shown above. Similarly, the 5% annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance. The purpose of the Fee Table above is to help Contract Owners and Participants understand the various expenses of VALIC Separate Account A and the Fund which are, in effect, passed on to the Contract Owners and Participants.

This Fee Table shows all charges and expenses which may be deducted from the assets of VALIC Separate Account A and from the Fund in which VALIC Separate Account A invests. For a further description of these charges and expenses, see "Fees and Charges" in this prospectus and the descriptions of fees and charges in the Fund's prospectus. Any and all limitations on total charges and expenses are reflected in this Fee Table.

[SIDE NOTE]

MORE INFORMATION ON FEES MAY BE FOUND IN THE PROSPECTUS UNDER THE HEADINGS "FEES AND CHARGES" AND "FEE TABLE."

FOR A MORE DETAILED DISCUSSION OF THESE INCOME TAX PROVISIONS, SEE THE "FEDERAL TAX MATTERS" SECTION OF THE PROSPECTUS AND OF THE STATEMENT OF ADDITIONAL INFORMATION.

[END SIDE NOTE]

SUMMARY
------------------------------------------------------------------

A summary of the Contracts' major features is presented below. For a more detailed discussion of the Contracts, please read the entire prospectus carefully.

FIXED AND VARIABLE OPTIONS

The Contracts offer a choice of one Variable Account Option and one Fixed Account Option.
--------------------------------------------------------------------------------


                  FIXED ACCOUNT         INVESTMENT
                  OPTIONS               STRATEGY                                    ADVISER
 -----------------------------------------------------------------------------------------------------------------------------
                  Fixed Account         General Account assets of the Company       --
 -----------------------------------------------------------------------------------------------------------------------------
                  VARIABLE ACCOUNT
                  OPTION
 -----------------------------------------------------------------------------------------------------------------------------
                  Stock Index Fund      Growth through investments tracking the     American General
                                        S&P 500-Registered Trademark- Index         Advisers, a division
                                                                                    of VALIC
 -----------------------------------------------------------------------------------------------------------------------------



A detailed description of the investment objective of the Stock Index Fund can be found in the section of the prospectus entitled "Variable Account Option," and also in the current NAFV I prospectus.


GUARANTEED DEATH BENEFIT

The Contracts offer a death benefit equal to the greater of Account Value or Purchase Payments reduced by withdrawals upon death of the Annuitant during the Purchase Period.

TRANSFERS

There is no charge to transfer your money between the Variable Account Option and the Fixed Account Option during the Purchase Period.


Transfers can be made by calling VALIC's toll-free transfer service at 1-800-621-7792. For more information on account transfers, see the "Transfers Between Investment Options" section in this prospectus.


FEES AND CHARGES

SALES AND ADMINISTRATIVE CHARGE

Generally, a Sales and Administrative Charge of up to 5.00% will be deducted from Purchase Payments. See "Fees and Charges -- Sales and Administrative Charge."

PREMIUM TAX CHARGE


Premium taxes ranging from zero to 3 1/2% are currently imposed by certain states and municipalities on Purchase Payments made under the contract. For a detailed discussion on timing and deduction of premium taxes see the section of this prospectus entitled "Fees and Charges -- Premium Tax Charge."


SEPARATE ACCOUNT CHARGES


If you choose the Variable Account Option you will incur a mortality and expense risk fee computed at an aggregate annualized rate of 1.00% and 0.53% for the GUP Contracts and GTS-VA Contracts, respectively, on the average daily net asset value of VALIC Separate
Account A.


STOCK INDEX FUND ANNUAL EXPENSE CHARGE

A daily charge based on a percentage of the Stock Index Fund's average daily net asset value is payable by the Stock Index Fund to its investment adviser. In addition to the management fees, the Stock Index Fund incurs other operating expenses which may vary.

SINCE SOME OF THESE FEES MAY NOT APPLY TO YOUR CONTRACT, CONSULT YOUR VALIC RETIREMENT PLAN SPECIALIST TO SEE HOW THESE PROVISIONS APPLY TO YOU.

PAYOUT OPTIONS

When you withdraw your money, you can select from several payout options: an annuity (which guarantees payment for as long as you live), periodic withdrawals and systematic withdrawals. More information on payout options can be found in the "Payout Period" section of this prospectus.

FEDERAL TAX INFORMATION

Although deferred annuity contracts such as GUP and GTS-VA can be purchased with after-tax dollars, they are primarily used in connection with retirement programs which receive favorable tax treatment under federal law.

------------------------------------------------------------------
[SIDE NOTE]

FOR MORE INFORMATION ON PURCHASE PAYMENTS, REFER TO THE "PURCHASE PERIOD" SECTION OF THE PROSPECTUS.

[END SIDE NOTE]

PURCHASE REQUIREMENTS

GUP CONTRACTS

Under the GUP Contracts, the minimum initial and subsequent Purchase Payments per a Participant in a group is $25, if the entire Purchase Payment is allocated to the Variable Account Option and $30 if the Purchase Payment is split between the Variable Account Option and the Fixed Account Option. In certain group plans, the minimum initial Purchase Payment must be at least $2,000, and subsequent Purchase Payments must be at least $5,000. Under certain plans, the minimum initial and subsequent Purchase Payment amounts for the GUP Contracts may differ or may be waived. See "Purchase Period," in this prospectus.

GTS-VA CONTRACTS


Under the GTS-VA Contracts, the minimum initial and subsequent Purchase Payments is $10,000 per year. This amount may vary depending on the type of plan that the GTS-VA Contract is offered under. See "Purchase Period" in this prospectus.



SELECTED PURCHASE UNIT DATA

---------------------------------------------------


                                                               STOCK INDEX                       STOCK INDEX
                                                     DIVISION 10A (GUP CONTRACTS)(1)  DIVISION 10B (GTS-VA CONTRACTS)(1)
                                                     -------------------------------  ----------------------------------
 DECEMBER 31, 2000
     Purchase Units In Force.......................            18,955,830                            868,910
     Purchase Unit Value...........................            $24.085709                         $38.813808
 DECEMBER 31, 1999
     Purchase Units in Force.......................            21,421,375                          1,005,615
     Purchase Unit Value...........................            $26.836368                         $43.027665
 DECEMBER 31, 1998
     Purchase Units in Force.......................            23,726,504                          1,131,113
     Purchase Unit Value...........................            $22.479709                         $35.792019
 DECEMBER 31, 1997
     Purchase Units in Force.......................            25,835,933                          1,256,974
     Purchase Unit Value...........................            $17.679054                         $27.956410
 DECEMBER 31, 1996
     Purchase Units in Force.......................            27,379,389                          1,380,401
     Purchase Unit Value...........................            $13.413891                         $21.070956
 DECEMBER 31, 1995
     Purchase Units in Force.......................            29,995,363                          1,560,525
     Purchase Unit Value...........................            $11.036946                         $17.221812
 DECEMBER 31, 1994
     Purchase Units in Force.......................            33,814,520                          1,836,094
     Purchase Unit Value...........................            $ 8.116786                         $12.582568
 DECEMBER 31, 1993
     Purchase Units in Force.......................            36,512,399                          1,937,835
     Purchase Unit Value...........................            $ 8.140393                         $12.535147
 DECEMBER 31, 1992
     Purchase Units in Force.......................            38,339,955                          1,980,063
     Purchase Unit Value...........................            $ 7.481645                         $11.439143
 DECEMBER 31, 1991
     Purchase Units in Force.......................            39,793,938                          2,027,028
     Purchase Unit Value...........................            $ 7.285058                         $11.058834


------------


(1) Effective with the merger of the American General Series Portfolio Company ("AGSPC") Quality Growth Fund into the Stock Index Fund on May 1, 1992, the Quality Growth Fund Divisions 9A and 9B were merged into the Stock Index Fund Divisions 10A and 10B, respectively. The merger of the Divisions was accomplished by an exchange of units of Quality Growth Divisions 9A and 9B for units of Stock Index Divisions 10A and 10B, respectively.

Financial statements of VALIC Separate Account A are included in the Statement of Additional Information, which is available upon request. Purchase Units shown are for a Purchase Unit outstanding throughout the year under a representative contract of the type invested in each column shown. The unit value of the Division of VALIC Separate Account A will not be the same on any given day as the net asset value per share of the Stock Index Fund in which the Division invests. This is because each unit value consists of the underlying share's net asset value minus the charges to VALIC Separate Account A. In addition, dividends declared by the Stock Index Fund are reinvested by the Division in additional shares. These distributions have the effect of reducing the value of each share of the Stock Index Fund and increasing the number of Stock Index Fund shares outstanding. However, the total cash value in VALIC Separate Account A does not change as a result of such distributions.

[SIDE NOTE]


FOR MORE INFORMATION ABOUT VALIC, SEE THE STATEMENT OF ADDITIONAL INFORMATION.


[END SIDE NOTE]

GENERAL INFORMATION
---------------------------------------------------

ABOUT THE CONTRACTS

The Contracts were developed to help you save money for your retirement. They offer you a fixed and a variable investment option that you can invest in to help you reach your retirement savings goals. Your contributions to the Contracts can come from different sources, like payroll deductions or money transfers. Your retirement savings process with the Contracts will involve two stages: the Purchase Period and the Payout Period. The first is when you make contributions into the Contracts called "Purchase Payments." The second is when you receive your retirement payouts. For more information, see "Purchase Period" and "Payout Period" in this prospectus.

You may choose, depending upon your retirement savings goals, your personal risk tolerances, and your retirement plan, to invest in the Fixed Account Option and/or the Variable Account Option described in this prospectus. When you decide to retire, or otherwise withdraw your money, you can select from a wide array of payout options including both fixed and variable payments. In addition, this prospectus will describe for you all fees and charges that may apply to your participation in the Contracts.

ABOUT VALIC


We were originally organized on December 21, 1955 as The Variable Annuity Life Insurance Company of America, located in Washington, D.C. We re-organized in the State of Texas on August 20, 1968, as The Variable Annuity Life Insurance Company. Our main business is issuing and offering fixed and variable retirement annuity contracts, like GUP and GTS-VA. American General Advisers is the investment advisor business division of VALIC. Our principal offices are located at 2929 Allen Parkway, Houston, Texas 77019. We have Regional Offices throughout the United States.


VALIC is a member of the American General Corporation group of companies. Members of the American General Corporation group of companies operate in each of the 50 states, the District of Columbia, and Canada and collectively provide financial services with activities heavily weighted toward insurance.

VALIC is a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA is a voluntary membership organization created by the life insurance industry to promote ethical market conduct for individual life insurance and annuity products. VALIC's membership in IMSA applies to VALIC only and not its products or affiliates.


On March 11, 2001, American General Corporation, the parent of The Variable Annuity Life Insurance Company and The Variable Annuity Marketing Company, GUP's investment adviser and underwriter, respectively, entered into an Agreement and Plan of Merger with Prudential plc, an international retail financial services organization with its primary headquarters in London, England. As a result of the transaction, American General Corporation will become a wholly-owned indirect subsidiary of Prudential plc. It is currently anticipated that the transaction, which is subject to approval by American General Corporation and Prudential plc shareholders, regulatory approvals and other conditions, will close by the end of the third quarter of 2001. Prudential plc is not affiliated with The Prudential Insurance Company of America.



On April 3, 2001, American General Corporation received an unsolicited competing offer from American International Group, Inc. which is currently under consideration.


ABOUT VALIC SEPARATE ACCOUNT A

When you direct money to the Contracts' Variable Account Option, you will be sending that money through VALIC's Separate Account A. You do not invest directly in the Stock Index Fund. VALIC's Separate Account A invests in the Stock Index Fund on behalf of your account. VALIC Separate Account A is made up of what we call "Divisions."


On May 1, 1992, the AGSPC Quality Growth Fund merged into the Stock Index Fund. Effective with this merger, the Quality Growth Divisions 9A and 9B were renamed Stock Index Divisions 10A and 10B, respectively. Divisions 10A and 10B, which invest in the Stock Index Fund, are available under the Contracts. Division 10A is the Variable Account Option for the GUP Contracts and Division 10B is the Variable Account Option for the GTS-VA Contracts. The earnings (or losses) of Divisions 10A and 10B are credited to (or charged against) the assets of Divisions 10A and 10B.


VALIC established Separate Account A on July 25, 1979 under Texas insurance law. VALIC Separate Account A is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 ("Act"). Units of interest in VALIC Separate Account A are registered as securities under the Securities Act of 1933.

VALIC Separate Account A is administered and accounted for as part of VALIC's business operations. However, the income, capital gains or capital losses, whether or not realized, of each Division of VALIC Separate Account A are credited to or charged against the assets held in

---------------------------------------------------
[SIDE NOTE]

THE DISTRIBUTOR'S ADDRESS IS 2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019.

FOR MORE INFORMATION ABOUT THE DISTRIBUTOR, SEE THE STATEMENT OF ADDITIONAL INFORMATION.

VARIABLE ACCOUNT OPTION -- INVESTMENT OPTION THAT CORRESPONDS TO A SEPARATE ACCOUNT DIVISION OFFERED BY THE CONTRACTS. INVESTMENT RETURNS ON THE VARIABLE ACCOUNT OPTION MAY BE POSITIVE OR NEGATIVE DEPENDING ON THE INVESTMENT PERFORMANCE OF THE STOCK INDEX FUND.

PURCHASE PAYMENTS -- AN AMOUNT OF MONEY YOU OR YOUR EMPLOYER PAY TO VALIC TO RECEIVE THE BENEFITS OF AN ANNUITY CONTRACT OFFERED UNDER GUP OR GTS-VA.

[END SIDE NOTE]


that Division without regard to the income, capital gains or capital losses of any other Division or arising out of any other business the Company may conduct. In accordance with the terms of the Contracts, VALIC Separate Account A may not be charged with the liabilities of any other VALIC operation. As stated in the Contracts, the Texas Insurance Code requires that the assets of VALIC Separate Account A attributable to the Contracts be held exclusively for the benefit of the contract owner, participants, annuitants, and beneficiaries of the Contracts. The commitments under the Contracts are VALIC's, and American General Corporation has no legal obligation to back these commitments. When we discuss performance information in this prospectus, we mean the performance of a VALIC Separate Account A Division.


UNITS OF INTERESTS

Your investment in a Division of VALIC Separate Account A is represented by units of interest issued by VALIC Separate Account A. On a daily basis, the units of interest issued by VALIC Separate Account A are revalued to reflect that day's performance of the underlying mutual fund minus any applicable fees and charges to VALIC Separate Account A.

DISTRIBUTION OF THE CONTRACTS


The Variable Annuity Marketing Company ("the Distributor"), an affiliate of VALIC, acts as VALIC's Separate Account A distributor.


VALIC will pay the licensed agents who sell the Contracts a commission. Currently, the commission paid by VALIC will range up to 6.0% of each Purchase Payment. In addition, VALIC will pay managers who supervise the agents overriding commissions ranging to 1% of each Purchase Payment. These various commissions are paid by VALIC and do not result in any charge to Participants or to the Separate Account.

VARIABLE ACCOUNT OPTION
---------------------------------------------------

The Contracts enable you to participate in a Division that represents a Variable Account Option. Certain limitations may also apply. See "About VALIC Separate Account A" in this prospectus.


The Division represents and invests, through VALIC's Separate Account A, in a specific portfolio of NAFV I. NAFV I serves as the investment vehicle for the Contracts.



NAFV I is registered as an open-end, management investment company and is regulated under the Act. For complete information about the Stock Index Fund option, including charges and expenses, you should refer to the NAFV I prospectus. Copies are available online at www.valic.com or you may call 1-800-448-2542.


SUMMARY OF THE FUND

A brief summary of the investment objective of the Stock Index Fund is shown below.

STOCK INDEX FUND

Investment objective: Seeks long-term capital growth through investment in common stocks that, as a group, are expected to provide investment results closely corresponding to the performance of the S&P 500-Registered Trademark-Index.


"Standard & Poor's-Registered Trademark-", "S&P", and "S&P 500-Registered Trademark-" are trademarks of Standard & Poor's ("S&P"). The North American-AG Stock Index Fund is not sponsored, endorsed, sold or promoted by S&P and S&P makes no representation regarding the advisability of investing in this Fund.


PURCHASE PERIOD
---------------------------------------------------

The Purchase Period begins when your first Purchase Payment is made and continues until you begin your Payout Period. The Purchase Period can also end when an account under the Contracts is surrendered before the Payout Period. The amount, number, and frequency of your Purchase Payments is determined by the retirement plan for which your contract was purchased.

PURCHASE PAYMENTS

You may establish an account only through a VALIC representative. Initial Purchase Payments must be received by VALIC either with, or after, a completed application. Your employer is usually responsible for remitting Purchase Payments to us. The employer is responsible for furnishing instructions to us as to the amount being applied to your account.

---------------------------------------------------
[SIDE NOTE]

PURCHASE UNIT -- A MEASURING UNIT USED TO CALCULATE YOUR ACCOUNT VALUE DURING THE PURCHASE PERIOD. THE VALUE OF A PURCHASE UNIT WILL VARY WITH THE INVESTMENT EXPERIENCE OF THE SEPARATE ACCOUNT DIVISION.

FOR MORE INFORMATION AS TO HOW PURCHASE UNIT VALUES ARE CALCULATED, SEE THE STATEMENT OF ADDITIONAL INFORMATION.

[END SIDE NOTE]

Minimum initial and subsequent Purchase Payments are as follows:


                     INITIAL           SUBSEQUENT
 CONTRACT TYPE       PAYMENT            PAYMENT
---------------  ----------------   ----------------
GUP
  Contracts(1)   $30 (with a $12    $30 (with a $12
                 minimum allo-      minimum allo-
                 cated to the Va-   cated to the Va-
                 riable Account     riable Account
                 Option) or $25     Option) or $25
                 if the entire      if the entire
                 Purchase Pay-      Purchase Pay-
                 ment amount is     ment amount is
                 to be allocated    to be allocated
                 to the Variable    to the Variable
                 Account Option     Account Option
                 only.              only.
GTS-VA
  Contracts(2)   $10,000            $10,000
----------------------------------------------------
(1) The Minimum Initial and Subsequent Purchase
    Payments for GUP Contracts issued under Section
    401 of the Internal Revenue Code (the "Code") is
    $2,000 and $5,000, respectively. VALIC may from
    time-to-time waive the Minimum Initial and
    Subsequent Purchase Payment amounts for group
    plans established for employers with 500 or more
    employees.
(2) The $10,000 Minimum Initial and Subsequent
    Purchase Payment amount applies only to GTS-VA
    Contracts issued under Sections 401 and 403(b)
    of the Code. There are no Minimum Initial and
    Subsequent Purchase Payment requirements for
    other GTS-VA Contracts.

Purchase Payment minimums apply to each Purchase Payment made.

Purchase Payments are received in VALIC's Home Office. When an initial Purchase Payment is accompanied by an application, within 2 business days we will:

- Accept the Application -- and issue a certificate. We will also establish your account and apply your Purchase Payment by crediting the amount to the Fixed Account Option or the Variable Account Option;

- Reject the Application -- and return the Purchase Payment; or

- Request Additional Information -- to correct or complete the application.


If we receive Purchase Payments from your employer before we receive your completed application or enrollment form, we will not be able to establish a permanent account for you. If this occurs, we will take one of the following actions:


  RETURN PURCHASE PAYMENTS. If we do not have your name, address or social security number, we will return the Purchase Payment to your employer unless this information is immediately provided to us.

  EMPLOYER-DIRECTED ACCOUNT. If we have your name, address and social security number and we have an Employer-Directed Account Agreement from your employer, generally we will deposit your Purchase Payment in an "Employer-Directed" account invested in the Fixed Account Option. You may not transfer these amounts until VALIC has received a completed application or enrollment form.

PURCHASE UNITS


A Purchase Unit is a unit of interest owned by you in your Variable Account Option. Purchase Units apply only to the Variable Account Option in your account. Purchase Unit values are calculated at the close of regular trading of the New York Stock Exchange (the "Exchange"), currently 4:00 p.m. Eastern Time (see "Calculation of Purchase Unit Value" below for more information). Once we have established your account and have applied your initial Purchase Payment as described above, any subsequent Purchase Payment that we receive at our Home Office before the close of the Exchange will be credited the same business day. If not, it will be calculated and credited the next business day. Purchase Unit values will vary depending on the net investment results of each of the Variable Account Options. This means the value of your Variable Account Option will fluctuate.


CALCULATION OF PURCHASE UNIT VALUE

The Purchase Unit value for a Division is calculated as shown below:


STEP 1: Calculate the gross investment rate:
              Gross Investment Rate
=             (EQUALS)
              The Division's investment income and capital gains and
              losses (whether realized or unrealized) on that day from
              the assets attributable to the Division.
 DIVIDED BY   (DIVIDED BY)
              The value of the Division for the immediately preceding
              day on which the values are calculated.

---------------------------------------------------

We calculate the gross investment rate as of 4:00 p.m. Eastern Time on each business day when the Exchange is open.



STEP 2: Calculate net investment rate for any day as follows:
       Net Investment Rate
=      (EQUALS)
       Gross Investment Rate (calculated in Step 1)
-      (MINUS)
       Separate Account charges and any income tax charges.

STEP 3: Determine Purchase Unit Value for that day.
       Purchase Unit Value for that day.
=      (EQUALS)
       Purchase Unit Value for immediate preceding day.
X      (MULTIPLIED BY)
       Net Investment Rate (as calculated in Step 2) plus 1.00.

CHOOSING INVESTMENT OPTIONS


There are 2 investment options offered in the Contracts. This includes 1 Fixed Account Option and 1 Variable Account Option. The Fund that underlies the Variable Account Option is registered as a separate portfolio of NAFV I. NAFV I is registered as an investment company under the Act and is subject to regulation of the Act. The Fixed Account Option is not subject to regulation under the Act and is not required to be registered under the Securities Act of 1933. As a result, the SEC has not reviewed data in this prospectus that relates to the Fixed Account Option. However, federal securities law does require such data to be accurate and complete.


FIXED ACCOUNT OPTION


The Fixed Account Option is part of the Company's general assets. You may allocate all or a portion of your Purchase Payment to the Fixed Account Option listed in the "Summary" section in this prospectus. Purchase Payments you allocate to the Fixed Account Option are guaranteed to earn at least a minimum rate of interest. Interest is paid on the Fixed Account Option at a declared rate. We bear the entire investment risk for the Fixed Account Option. All Purchase Payments and interest earned on such amounts in your Fixed Account Option will be paid regardless of the investment results experienced by the Company's general assets.



Here is how you may calculate the value of your Fixed Account
Option during the Purchase
Period:
       Value of Your Fixed Account Option
=      (EQUALS)
       All Purchase Payments made to the Fixed Account Option
+      (PLUS)
       Amounts transferred from the Variable Account Option to the Fixed Account Option
+      (PLUS)
       All interest earned
-      (MINUS)
       Amounts transferred or withdrawn from Fixed Account Option
       (including applicable fees and charges)

VARIABLE ACCOUNT OPTION

You may allocate all or a portion of your Purchase Payments to the Variable Account Option listed in this prospectus as permitted by your retirement program. A complete discussion of the Variable Account Option may be found in the "Variable Account Option" section in this prospectus. Based upon the Variable Account Option's Purchase Unit Value your account will be credited with the applicable number of Purchase Units. The Purchase Unit Value of the Variable Account Option will change daily depending upon the investment performance of the Stock Index Fund (which may be positive or negative) and the deduction of VALIC Separate Account A charges. See the "Fees and Charges" section in this prospectus. Because Purchase Unit Values change daily, the number of Purchase Units your account will be credited with for subsequent Purchase Payments will vary. The Variable Account Option bears its own investment risk. Therefore, the value of your account may be worth more or less at retirement or withdrawal.


Here is how to calculate the value of the Variable Account Option in your account during the Purchase Period:
       Value of Your Variable Account Option
=      (EQUALS)
       Total Number of Purchase Units
X      (MULTIPLIED BY)
       Current Purchase Unit Value

STOPPING PURCHASE PAYMENTS

Purchase Payments may be stopped at any time. Purchase Payments may be resumed at any time before your contract's account has been surrendered. The value of the Purchase Units will continue to vary. Your Account Value will continue to be subject to charges.

[SIDE NOTE]

ACCOUNT VALUE -- THE TOTAL SUM OF YOUR FIXED ACCOUNT OPTION AND/OR VARIABLE ACCOUNT OPTION THAT HAVE NOT YET BEEN APPLIED TO YOUR PAYOUT PAYMENTS.

PURCHASE PERIOD -- THE TIME BETWEEN YOUR FIRST PURCHASE PAYMENT AND YOUR PAYOUT PERIOD (OR SURRENDER).

PAYOUT PERIOD -- THE TIME THAT STARTS WHEN YOU BEGIN TO WITHDRAW YOUR MONEY IN A STEADY STREAM OF PAYMENTS.

HOME OFFICE -- OUR PRINCIPAL OFFICE AT 2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019.

[END SIDE NOTE]

TRANSFERS BETWEEN INVESTMENT OPTIONS
---------------------------------------------------


You may transfer all or part of your Account Value between the Fixed Account Option and the Variable Account Option without a charge. Transfers may be made during the Purchase Period or during the Payout Period. We reserve the right to limit transfers as discussed below. Your employer's plan may also limit your rights to transfer.


DURING THE PURCHASE PERIOD

During the Purchase Period, transfers may be made between the Fixed Account Option and the Variable Account Option at any time.

If you make a transfer into the Fixed Account Option within 120 days of making a transfer out of the Fixed Account Option, the interest rate earned on the Account Value in the Fixed Account Option may be adversely affected.

Transfers are permitted during the Purchase Period, subject to the following limitations:


                                                    OTHER
    ACCOUNT OPTION          FREQUENCY            RESTRICTIONS
 --------------------  --------------------  --------------------
 Variable Account      At any time                 None(1)
   Option
 Fixed Account Option  At any time                 None(1)

-------------

(1) VALIC may limit transfers to the extent such a limitation is allowed under your Contract.

DURING THE PAYOUT PERIOD

During the Payout Period, transfers may be made from the Contracts' investment options subject to the following limitations:



                                                  OTHER
    ACCOUNT OPTION           FREQUENCY         RESTRICTIONS
 --------------------  ----------------------  ------------
 Variable Account      Once every 365 days         None
   Option
 Fixed Account         Not permitted                --
   Option


COMMUNICATING TRANSFER OR
REALLOCATION INSTRUCTIONS


Transfer instructions may be given by telephone, through the internet (VALIC Online), using the self service automated phone system (VALIC by Phone), or in writing. We will send a confirmation of transactions within five days from the date of the transaction. It is your responsibility to verify the information shown and notify us of any errors within one business day of receipt.



Instructions for transfers or reallocations may be made via the internet as follows:



- Log on to www.valic.com



- Click "View Your Account Here" and log into VALIC Online



- Click either "Asset Transfer" (to transfer existing funds) or "Allocation Change" (to reallocate future contributions) under the "Transactions" menu



- Select the desired account, input the transaction request, then click
  "Continue"



- Review your transaction request for accuracy and then click "Continue" to submit to VALIC



Instructions for transfers or reallocations may be made via an automated telephone system (VALIC by Phone) as follows:



- Call 1-800-428-2542 and press any key to signify that you have a touch tone phone



- Press 1 for "Account Inquiries and Transaction Requests"



- Enter your Social Security Number and personal identification number (PIN)



- Select the desired account and press 2 for an asset transfer or allocation change



- Follow the scripts to complete your transaction request and to submit to VALIC



Instructions for transfer or reallocations may also be made as follows:



- Call 1-800-621-7792



- Enter your Social Security Number



- You may use the automated telephone system or speak with a Client Service Professional



You may also send written instructions by completing a VALIC form for transfers or reallocations:



- Written instructions should be sent to VALIC's Home Office



- A VALIC financial change form is required



- Written instructions are required if you are requesting a transfer to or from the MVA Option



- Written instructions are required if you have notified us not to accept telephone instructions



- We encourage you to make transfers or reallocations using VALIC Online or VALIC by Phone for most efficient processing



No one that we employ or that represents VALIC may give telephone instructions on your behalf without VALIC's prior written permission. This does not apply to a contract with the immediate family of an employee or representative of VALIC.



You will bear the risk of loss arising from instructions received by telephone or online. We are not responsible for the authenticity of such instructions. Any telephone or online instructions which we reasonably believe to be genuine will be your responsibility. This includes losses from errors in communication. Telephone transfer instructions may not be made during the Payout Period. Transfer instructions during the Payout Period cannot be done online. We reserve the right to stop telephone transfers at any time.

---------------------------------------------------
EFFECTIVE DATE OF TRANSFER

The effective date of a transfer will be:

- The date of receipt, if received in our Home Office before the close of regular trading of the Exchange on a day values are calculated;
  (Normally, this will be 4:00 P.M. New York time); otherwise

- The next date values are calculated.

MARKET TIMING


The Contracts are not designed for professional market timing organizations or other entities using programmed and/or frequent transfers involving large amounts. We may not unilaterally terminate or discontinue transfer privileges. However, we reserve the right to suspend such privileges for a reasonable time with reasonable notice to prevent market timing efforts or frequent transfers that could disadvantage other Contract Owners.

---------------------------------------------------
[SIDE NOTE]

PARTICIPANT YEAR -- THE FIRST TWELVE MONTH PERIOD AND THEN EACH YEARLY ANNIVERSARY OF THAT PERIOD FOLLOWING THE ISSUE DATE OF THE CONTRACT OR CERTIFICATE.

[END SIDE NOTE]

FEES AND CHARGES
---------------------------------------------------

By investing in the Contracts, you may be subject to five basic types of fees and charges:

- Sales and Administrative Charge

- Premium Tax Charge
- Separate Account Charges

- Fund Annual Expense Charge

- Other Tax Charges

These fees and charges are explained below. For additional information about these fees and charges, see the Fee Table in this prospectus.

SALES AND ADMINISTRATIVE CHARGE

When you make a Purchase Payment to your account, you may be subject to a Sales and Administrative Charge that will be deducted from the amount of your Purchase Payment. The Sales and Administrative Charge will be deducted from the GUP Contracts as follows:


                        DEDUCTION AS          DEDUCTION AS
    AGGREGATE GROSS     A PERCENTAGE          A PERCENTAGE OF
        PURCHASE        OF PURCHASE           NET PURCHASE
      PAYMENTS(1)       PAYMENTS(2)           PAYMENTS(3)
  --------------------         -----                 -----
  first $5,000             5.00%                 5.26%
  next $5,000              4.00%                 4.17%
  next $5,000              3.50%                 3.63%
  over $15,000             3.00%                 3.09%

-------------

(1) The Aggregate Gross Purchase Payments is the entire amount that you pay to the Company under a contract.
(2) We will only deduct 2% (1.4% administrative expenses and 0.6% sales expenses) from single one-time Purchase Payments, except when the single one-time Purchase Payment is transferred from other Company annuity contracts for which no deduction is made. Any subsequent Purchase Payments made after a single one-time Purchase Payment will be subject to the deduction as described above with the lump sum included in the Aggregate Gross Purchase Payment.
(3) The Gross Purchase Payment amount minus the deduction for Sales and Administrative Expenses is the amount of the Net Purchase Payment.
Certain group plans use GUP Contracts that are not administered by VALIC. These GUP Contracts are administered by professional actuarial consultants. This type of contract is known as a deposit administration contract. The GUP Contracts administered as deposit administration contracts have a different Sales and Administrative Charge than the GUP Contracts not administered as deposit administration contracts. A sales charge on the GUP deposit administration contracts will be deducted annually on 5% of Purchase Payments received (5.26% of Net Purchase Payments) after an administrative charge is deducted. The administrative charge on the GUP deposit administration contracts is a dollar amount calculated and deducted yearly based on the total contributions made by the group from when the deposit administration contract began.

The administrative charge on the GUP deposit administration contracts will be determined as follows:


      TOTAL GROUP       AMOUNT DEDUCTED PER
         CONTRIBUTIONS      YEAR
  --------------------        -------
         $0 - $99,999         $ 1,000
         $100,000 -
          $199,999            $   750
         $200,000 -
          $299,999            $   500
         $300,000 -
          $399,999            $   250
         $400,000 and
          greater                   0

If your Contract is a GTS-VA Contract sold in a 403(b) plan, then your Sales and Administrative Charge will be the same as for the GUP Contracts administered by VALIC. However, one-time Purchase Payments received by the Company from amounts that were accumulated in 403(b) plans not associated with VALIC shall be subject to a charge of 2%. Any future Purchase Payments made will be subject to the same Sales and Administrative Charge as the GUP Contracts administered by VALIC. In addition, if, under a GTS-VA Contract, you make a one-time payment of amounts accumulated in other VALIC contracts, then you will not be subject to the 2% charge, but you will be subject to the same charge as the GUP Contracts administered by VALIC.

If you are a full-time sales representative of VALIC, and have been employed by VALIC for 90 days or more, then you may participate in a GUP Contract with no Sales and Administrative Charge.

If your Contract is unallocated, then the Sales and Administrative Charge will be 2% for each Purchase Payment.

PREMIUM TAX CHARGE

Taxes on Purchase Payments are imposed by some states, cities, and towns. The rate will range from zero to 3 1/2%.

If the law of a state, city, or town requires premium taxes to be paid when Purchase Payments are made, we will, of course, comply. Otherwise, such tax will be deducted from the Payout Value when annuity payments are to begin. If you are in a GUP deposit administration contract, then your premium taxes will be added to payout rates when you are added to a group plan, and not deducted from Purchase Payments.

If we deduct an amount for premium taxes, but later find the tax was not due, we will:

- Adjust the amount deducted in error to reflect investment experience from the date of the deduction to the date we determined the tax was not due; and

- Apply the excess amount, as adjusted, to increase the number of Pay-in or Payout Units.

---------------------------------------------------
SEPARATE ACCOUNT CHARGES

There will be a mortality and expense risk fee applied to VALIC Separate
Account A. For GUP Contracts, this is a daily charge at an annualized rate of 1.00% on the average daily net asset value of VALIC Separate Account A. For GTS-VA Contracts, this a daily charge at an annualized rate of .85% on the first $10,000,000 in your group's plan, .425% on the next $90,000,000 in your group's plan and .21% on assets over $100,000,000 in your group's plan, on the average daily net asset value of VALIC Separate Account A. This charge is guaranteed and cannot be increased by the Company. The mortality and expense risk fee is to compensate the Company for assuming mortality and expense risks under the Contracts. The mortality risk that the Company assumes is the obligation to provide payments during the Payout Period for your life no matter how long that might be. In addition, the Company assumes the obligation to pay during the Purchase Period a death benefit which may be higher than your Account Value. For more information about the death benefit see the "Death Benefit" section of this prospectus. The expense risk is our obligation to cover the cost of issuing and administering the Contracts, no matter how large the cost may be.

The Company may make a profit on the mortality and expense risk fee.

For more information about the mortality and expense risk fee, see the Fee Table in this prospectus.

FUND ANNUAL EXPENSE CHARGES


Investment management charges based on a percentage of the Fund's average daily net assets are payable by the Stock Index Fund. The charges will be paid by the Fund to its investment adviser. These charges indirectly cost you because they lower your return.


OTHER TAX CHARGES

We reserve the right to charge for certain taxes (other than premium taxes) that we may have to pay. This could include federal income taxes. Currently, no such charges are being made.

REDUCTION FROM TOTAL EXPENSES

When the Company reorganized its separate accounts, merging VALIC Separate Account One and VALIC Separate Account Two into VALIC Separate Account A, the Company guaranteed that the fees and charges would not be greater as a result of the Reorganization. Endorsements added to the Contracts provide that certain Fund Annual Expense Charges and the Separate Account Charges will not be higher on the Contracts funded by VALIC Separate Account A, than they were when the Contracts were funded by VALIC Separate Account One and VALIC Separate Account Two.

The Company, for VALIC Separate Account One and VALIC Separate Account Two, determined the ratio of certain Fund Annual Expense Charges and Separate Account Annual Expense Charges to the total net assets of VALIC Separate Account One and VALIC Separate Account Two, called the Expense Ratio. On April 1, 1987, the Expense Ratio was calculated, to determine the Maximum Expense Ratio. The Company guarantees that the amount of the Expense Ratio will never exceed the amount of the Maximum Expense Ratio. The Maximum Expense Ratio for the GUP and GTS-VA Contracts is 1.4157% and .6966%, respectively.


The Maximum Expense Ratio does not apply to extraordinary and non-recurring Fund Annual Expenses. These expenses may include certain liabilities and litigation associated with indemnification payments of NAFV I failing to qualify as a Regulated Investment Company under the Code. The Company believes that such expenses and liabilities, although possible, are unlikely to occur.


We may, as described below, determine that the Sales and Administrative Charge for the Contracts may be reduced or waived. We may reduce or waive these charges if we determine that your retirement program will allow us to reduce or eliminate administrative or sales expenses that we usually incur for such programs and arrangements. There are a number of factors we will review in determining whether your retirement program will allow us to reduce or eliminate these administrative or sales expenses:

- The type of retirement program.

  Certain types of retirement programs because of their stability can result in lower administrative costs.

- The nature of your retirement program.

  Certain types of retirement programs, due to the types of employees who participate, experience fewer account surrenders thus reducing administrative costs.

- Other factors of which we are not presently aware which could reduce administrative costs.

[SIDE NOTE]

PAYOUT UNIT -- A MEASURING UNIT USED TO CALCULATE PAYOUT PAYMENTS FROM YOUR VARIABLE ACCOUNT OPTION. PAYOUT UNIT VALUES WILL VARY WITH THE INVESTMENT EXPERIENCE OF THE VALIC SEPARATE ACCOUNT A DIVISION.

ASSUMED INVESTMENT RATE -- THE RATE USED TO DETERMINE YOUR FIRST MONTHLY PAYOUT PAYMENT PER THOUSAND DOLLARS OF ACCOUNT VALUE IN YOUR VARIABLE ACCOUNT OPTION.

[END SIDE NOTE]

PAYOUT PERIOD
---------------------------------------------------

The Payout Period (Annuity Period) begins when you decide to retire or otherwise withdraw your money in a steady stream of payments. If your employer's plan permits, you may apply any portion of your Account Value to one of the types of Payout Options listed below. You may choose to have your Payout Option on either a fixed, a variable, or a combination payout basis. When you choose to have your Payout Option on a variable basis, you may keep the same Variable Account Options in which your Purchase Payments were made, or transfer to different ones.

FIXED PAYOUT
Under Fixed Payout, you will receive monthly payments from the Company. These payments are fixed and guaranteed by the Company. The amount of these payments will depend on:

  -  Type and duration of Payout Option chosen;

  -  Your age or your age and the age of your survivor (1);

  - Your sex or your sex and the sex of your survivor (1) (IRAs and certain nonqualified contracts);

  -  The portion of your Account Value being applied; and

  -  The payout rate being applied and the frequency of the payments.

  (1) This applies only to joint and survivor payouts.
If the benefit would be greater, the amount of your payments will be based on the current payout rate the Company uses for immediate annuity contracts.

VARIABLE PAYOUT
With a Variable Payout, you select your existing Variable Account Option. Your payments will vary accordingly. This is due to the varying investment results that will be experienced by the Variable Account Option. The Payout Unit Value is calculated just like the Purchase Unit Value for the Variable Account Option except that the Payout Unit Value includes a factor for the Assumed Investment Rate you select. For additional information on how Payout Payments and Payout Unit Values are calculated, see the Statement of Additional Information.
In determining your first Payout Payment, an Assumed Investment Rate of 3 1/2% is used (unless you select a higher rate as allowed by state law) for all Contracts, except GTS-VA Contracts that are not sold under Section 403(b), which have an Assumed Investment Rate of 3% (unless you select a higher rate as allowed by state law). If the net investment experience of the Variable Account Option exceeds your Assumed Investment Rate, your next payment will be greater than your first payment. If the investment experience of the Variable Account Option is lower than your Assumed Investment Rate, your next payment will be less than your first payment.

COMBINATION FIXED AND VARIABLE PAYOUT
With a Combination Fixed and Variable Payout, you may divide your Payout Payments between a Fixed Payout (payment is fixed and guaranteed) and a Variable Payout from the Variable Account Option (payments will vary).

PAYOUT DATE
The Payout Date is the date selected by you on which your payout (annuity) payments will start. The date selected must be the first of any month provided 30 days advance notice has been given to VALIC. Your account will be valued ten days prior to the end of the month preceding the Payout Date. A request to start payments must be sent to our Home Office on a form approved by VALIC. Generally, for qualified contracts, the Payout Date may begin when you attain age 59 1/2 or separate from service, but must begin no later than April 1 following the calendar year you reach age 70 1/2 or the calendar year in which you retire. For nonqualified contracts, the Payout Date may begin after the Annuitant's 50th birthday but prior to the Annuitant's 75th birthday. For additional information on the minimum distribution rules that apply to payments under 403(b), 401, 403(a) and 457 plans or simplified employee plans ("SEPs"), see "Federal Tax Matters" in this prospectus and in the Statement of Additional Information.

PAYOUT OPTIONS
You may specify the manner in which your Payout Payments are made. You may select one of the following options (depending on the terms of your contract):

  - LIFE ONLY -- payments are made only to you during your lifetime. Under this option there is no provision for a death benefit for the beneficiary. For example, it would be possible under this option for the Annuitant to receive only one payout payment if he died prior to the date of the second payment, two if he died before the third payment.

  - LIFE WITH GUARANTEED PERIOD -- payments are made to you during your lifetime; but if you die before the guaranteed period has expired, your beneficiary will receive payments for the rest of your guaranteed period. Under the GTS-VA Contracts, the payout payments must be at least $25 each.

  - LIFE WITH CASH OR UNIT REFUND -- payments are made to you during your lifetime. Upon your death, your beneficiary will receive a lump sum payment equal to the remaining Payout Value.

---------------------------------------------------
[SIDE NOTE]

FOR MORE INFORMATION ABOUT PAYOUT OPTIONS OR ENHANCEMENTS OF THOSE PAYOUT OPTIONS AVAILABLE UNDER THE CONTRACT, SEE THE STATEMENT OF ADDITIONAL INFORMATION.

[END SIDE NOTE]

 - JOINT AND SURVIVOR LIFE -- payments are made to you during the joint lifetime of you and your beneficiary. Upon the death of one, payments continue during the lifetime of the survivor. This option is designed primarily for couples who require maximum possible variable payouts during their joint lives and are not concerned with providing for beneficiaries at death of the last survivor. For example, it would be possible under this option for the Joint Annuitants to receive only one payment if both Annuitants died prior to the date of the second payment, or for the Joint Annuitants to receive only one payment and the surviving Annuitant to receive only one payment if one Annuitant died prior to the date of the second payment and the surviving Annuitant dies prior to the date of the third payment.

 - PAYMENT FOR A DESIGNATED PERIOD -- payments are made to you for a select number of years between three and thirty. Upon your death, payments will continue to your beneficiary until the designated period is completed.

 - PAYMENT OF A SPECIFIED AMOUNT -- payments in equal annual, semi-annual, quarterly or monthly installments are made to you of a specified dollar amount until the remaining balance is less than the specified dollar amount, at which time, the remaining balance will be paid to you.

 - PAYMENT OF INVESTMENT INCOME -- payments are made to you, out of your Account Value placed in the Fixed Account Option, on an annual, semi-annual, quarterly or monthly basis. Payments are calculated by the net investment rate for the period multiplied by the remaining Account Value. Upon your death, payments will continue to your beneficiary until the remaining balance is paid out. At any time, you may elect to receive a lump sum payment equal to the remaining Account Value.

Each Payout Option, except Payment for a Designated Period, is available as a Fixed and Variable Payout. Payment for a Designated Period is available as a Fixed Payout Option only.

You may elect a different Payout Option if we agree.

ENHANCEMENTS TO PAYOUT OPTIONS

You may be able to select enhancements to the Payout Options described above. These enhancements include partial annuitization, flexible payments of varying amounts and inflation protection payments. Additionally, certain options may be available with a one to twenty year guaranteed period. The Joint and Survivor Life Option may be available with a one to twenty year guaranteed period option. Not all of the enhancements are available under each option.

LEVEL PAYMENTS OPTION

The level payments enhancement is an option that can only be used if you have a GUP Contract and if you selected one of the first four Payout Options above. Under the level payments option, payments are made once each month during each payout year at a certain level determined for that year based on the investment performance of the Separate Account. The amount of the payments will be determined by dividing the payment amount by the current Payout Unit Value to determine the number of Payout Units in each subsequent annual payment.

PAYOUT INFORMATION

Once your Payout Payments have begun, the option you have chosen may not be stopped or changed. The Variable Account Option may result in your receiving unequal payments during your life expectancy. If payments begin before age
59 1/2, you may suffer unfavorable tax consequences, in the form of an excise tax, if you do not meet an exception under federal tax law. See "Federal Tax Matters" in this prospectus.

Your Payment Option should be selected at least 30 days before your Payout Date. If such selection is not made:

  - Payments will be made under the Life with Guaranteed Period Option,

  - The payments will be guaranteed for a 10 year period,

  - The payments will be based on the allocation used for your Purchase
    Payments,

  - Fixed Account Option will be used to distribute payments to you on a Fixed Payout basis, and

  - Variable Account Option will be used to distribute payments to you on a Variable Payout basis.

Under certain retirement plans, federal pension law may require that payments be made under the Joint and Survivor Life Payout Option.

Most Payout Payments are made monthly. If the amount of your payment is less than $25, we reserve the right to reduce the number of payments made each year so each of your payments are at least $25, subject to any limitations under the contract or the plan. Also, if your annual payment is less than $100, we reserve the right to make a lump sum payment of the remaining annuity value.

SURRENDER OF ACCOUNT VALUE
---------------------------------------------------

WHEN SURRENDERS ARE ALLOWED

You may withdraw all or part of your Account Value at any time before the Payout Period begins if:

  - allowed under federal and state law; and

  - allowed under your employer's plan.


SURRENDER PROCESS



If you are allowed to surrender all or a portion of your Account Value as noted above, then you must complete a surrender request form and mail it to our Home Office. We will mail the Surrender Value to you within 7 calendar days after we receive your request if it is in good order. Good order means that all paperwork is complete and signed or approved by all required persons, and any necessary supporting legal documents or plan forms have been received in correct form. For example, a loan termination or loan payoff must be processed prior to surrendering an account. If you are not 100% vested, forfeited dollars must be removed prior to the Surrender transaction. Additionally, if your Plan Administrator must approve a request for Surrender, the request will not be considered in good order until the Plan Administrator approval is received. The above examples may not be all-inclusive, but are illustrations of processes that must be completed before a request is considered to be in good order.



We may be required to suspend or postpone payments if redemption of an underlying Fund's shares have been suspended or postponed. See the NAFV I prospectus for a discussion of the reasons why the redemption of shares may be suspended or postponed.



We may receive a surrender for a Purchase Payment which has not cleared the banking system. We may delay payment of that portion of your Surrender Value until the check clears. The rest of the Surrender Value will be processed in accordance with the procedures above.


AMOUNT THAT MAY BE SURRENDERED

The amount that may be surrendered at any time can be determined as follows:


   Allowed
  Surrender     = (EQUALS)      Your Account
    Value                         Value(1)
   (1) Equals the Account Value next computed
       after your properly completed request
       for surrender is received in our Home
       Office.


There is no guarantee that the Surrender Value in the Variable Account Option will ever equal or exceed the total amount of your Purchase Payments received by us.


SURRENDER RESTRICTIONS

Generally, Internal Revenue Code Section 403(b)(11) permits total or partial distributions from a 403(b) contract only on account of hardship (employee contributions only without accrued interest), attainment of age 59 1/2, separation from service, death or disability.

Under the TEXAS STATE OPTIONAL RETIREMENT PROGRAM, no surrender or partial surrender will be allowed except attainment of age 70 1/2, retirement, or other termination of employment or death.

Under the FLORIDA STATE OPTIONAL RETIREMENT PROGRAM, no surrender or partial surrender of Purchase Payments made by the employer will be allowed except for termination of employment, retirement or death. Benefit payments based on payments from the employer may not be paid in a lump sum or for a period certain, but must be paid under a life contingency option, except for:

  - death benefits; and

  - certain small amounts approved by the State of Florida.

Under the LOUISIANA OPTIONAL RETIREMENT PLAN retirement benefits must be paid in the form of a lifetime income, and except for death benefits, single sum surrenders and partial surrenders out of the plan are not permitted.

You may, upon termination of participation in your group's plan, elect to have your Account Value applied to the purchase of an individual variable annuity contract offered by VALIC. There will be no charge for this election, but there may be certain adverse tax consequences, depending on your plan and the terms of your contract.

Under the GUP Contracts, if you change employers and your new employer is the owner of a similar GUP Contract, you may have your Account Value transferred to such other GUP Contract free of charge.

Other employer-sponsored plans may also impose restrictions on the timing and form of surrenders from the Contracts.

PARTIAL SURRENDERS

You may request a partial surrender of your Account Value at any time, subject to any applicable surrender restrictions. A partial surrender will reduce your Account Value. Partial surrenders will be paid from the Fixed Account Option and the Variable Account Option for the payment of Account Value.

The reduction in the number of Purchase Units credited to your Account Value will equal:


                                     Your Purchase
                                       Units next
                                   computed after the
     The amount       DIVIDED BY    written request
    surrendered      (DIVIDED BY)   for surrender is
                                    received at our
                                      Home Office

[SIDE NOTE]

BENEFICIARY -- THE PERSON DESIGNATED TO RECEIVE PAYOUT PAYMENTS UPON THE DEATH OF AN ANNUITANT.

ANNUITANT -- THE INDIVIDUAL, (IN MOST CASES THIS PERSON IS YOU) TO WHOM PAYOUT PAYMENTS WILL BE PAID.

CONTRACT OWNER -- EITHER YOUR EMPLOYER OR ORGANIZATION IN THE CASE OF A GROUP CONTRACT OR THE ANNUITANT IN THE CASE OF AN INDIVIDUAL CONTRACT. IF THE CONTRACT IS AN INDIVIDUAL NON-QUALIFIED TYPE, THIS IS GENERALLY THE ANNUITANT BUT IS NOT REQUIRED TO BE. ALSO, A CONTINGENT CONTRACT OWNER MAY BE DESIGNATED.


FIXED ACCOUNT OPTION -- A PARTICULAR SUBACCOUNT INTO WHICH YOUR PURCHASE PAYMENTS AND ACCOUNT VALUE MAY BE ALLOCATED TO FIXED INVESTMENT OPTIONS. THE OPTION IS GUARANTEED TO EARN AT LEAST A MINIMUM RATE OF INTEREST.


VARIABLE ACCOUNT OPTION -- INVESTMENT OPTIONS THAT CORRESPOND TO VALIC SEPARATE ACCOUNT A DIVISIONS OFFERED BY THE CONTRACTS. INVESTMENT RETURNS ON THE VARIABLE ACCOUNT OPTION WILL BE POSITIVE OR NEGATIVE DEPENDING ON THE INVESTMENT PERFORMANCE OF THE STOCK INDEX FUND ON THE DATE VALIC RECEIVES PROOF OF DEATH.


PROOF OF DEATH -- A CERTIFIED COPY OF THE DEATH CERTIFICATE, A CERTIFIED COPY OF A DECREE OF A COURT OF COMPETENT JURISDICTION AS TO DEATH, A WRITTEN STATEMENT BY AN ATTENDING PHYSICIAN, OR ANY OTHER PROOF SATISFACTORY TO VALIC.


[END SIDE NOTE]

DEATH BENEFITS
---------------------------------------------------

The Contracts will pay death benefits during either the Purchase Period or the Payout Period. How these death benefits will be paid are discussed below. The death benefit provisions in the Contracts may vary from state to state.


THE PROCESS



VALIC requires that complete and acceptable documentation and paperwork be received from the beneficiary in order to begin the death benefit payment process. First, Proof of Death is required. Proof of Death is defined as a certified copy of the death certificate, a certified copy of a decree of a court of competent jurisdiction as to death, a written statement by an attending physician, or any other proof satisfactory to VALIC. Additionally, the beneficiary must include an election specifying the distribution method and any other form required by VALIC or a regulator to process the claim. The account will not be valued and any payments will not be made until all paperwork is complete and in a form acceptable to VALIC. You or your beneficiary may contact your VALIC financial professional at 1-800-448-2542 with any questions about required documentation and paperwork.


BENEFICIARY INFORMATION

The Beneficiary may receive death benefits:

- In a lump sum; or

- In the form of an annuity under any of the Payout Options stated in the Payout Period section of this prospectus subject to the restrictions of that Payout Option.

Payment of any death benefits must be within the time limits set by federal tax law and by the plan, if any.

BENEFICIARIES OTHER THAN SPOUSES.

If the Beneficiary is not the spouse of the Annuitant, death benefits must be paid.

- In full within 5 years after the Annuitant's death; or

- By payments beginning within 1 year after the Annuitant's death under:

  - A life annuity;

  - A life annuity with payments certain; or

  - An annuity for a designated period not exceeding the Beneficiary's life expectancy.

If the Annuitant dies before the Annuity Date, the Beneficiary as named by you may receive the payout.

Payments certain or payments for a designated period cannot be for a greater period of time than the Beneficiary's life expectancy. After choosing a payment option, a Beneficiary may exercise many of the investment options and other rights that the Participant or Contract Owner had under the Contracts.

DURING THE PURCHASE PERIOD

If death occurs during the Purchase Period, the death benefit will be the greater of:



       Your Account Value on the date all paperwork is complete and in a form acceptable to VALIC
       OR
       100% of Purchase Payment (to the Fixed and/ or the Variable Account Option)
-      (MINUS)
       Amount of all Prior Withdrawals and any portion of Account Value applied under a Payout Option


DURING THE PAYOUT PERIOD

If death occurs during the Payout Period, your Beneficiary may receive a death benefit depending on the Payout Option selected. The amount of death benefits will also depend on the Payout Option that you selected. The Payout Options available in the Contracts are described in the "Payout Period" section of this prospectus.

  - If the Life Only Option or Joint and Last Survivor Life Option were chosen, there will be no death benefit.

  - If the Life With Guaranteed Period Option, Life with Cash or Unit Refund Option or Payment for a Designated Period Option were chosen, and the entire amount guaranteed has not been paid, the Beneficiary may choose one of the following within 60 days after death benefits are payable:

      - Receive the present value of any remaining payments in a lump sum; or

      - Receive the remaining payments under the same terms of the option chosen by the deceased Participant and be entitled to elect anytime thereafter to receive the present value of any remaining payments in a lump sum; or

      - Receive the present value of any remaining payments applied under the Payment for a Designated Period Option for a period equal to or shorter than the period remaining. Spouse beneficiaries may be entitled to more favorable treatment under federal tax law.

Death Benefits will not be provided during the Payout Period for certain unallocated GUP and GTS-VA Contracts.

---------------------------------------------------
[SIDE NOTE]

DIVISION -- SUBACCOUNT OF VALIC SEPARATE ACCOUNT A WHICH REPRESENT THE VARIABLE ACCOUNT OPTION IN THE CONTRACTS. THE DIVISION INVESTS IN THE STOCK INDEX FUND.

PURCHASE PAYMENTS -- AN AMOUNT OF MONEY YOU PAY TO VALIC TO RECEIVE THE BENEFITS OF AN ANNUITY CONTRACT OFFERED UNDER GUP OR GTS-VA.


FOR MORE INFORMATION ON HOW TOTAL RETURN PERFORMANCE INFORMATION IS CALCULATED AND PERFORMANCE TABLES, SEE THE STATEMENT OF ADDITIONAL INFORMATION.


[END SIDE NOTE]

HOW TO REVIEW INVESTMENT PERFORMANCE
OF SEPARATE ACCOUNT DIVISIONS
---------------------------------------------------

We will advertise information about the investment performance of VALIC Separate Account A Divisions. Our advertising of past investment performance results does not mean that future performance will be the same. The performance information will not predict what your actual investment experience will be in that Division or show past performance under an actual contract. We may also show how the Divisions rank on the basis of data compiled by independent ranking services.

TYPES OF INVESTMENT PERFORMANCE
INFORMATION ADVERTISED

We may advertise the Division's Total Return Performance information and Yield Performance information.

TOTAL RETURN PERFORMANCE INFORMATION

Total Return Performance Information is based on the overall dollar or percentage change in value of an assumed investment in a Division over a given period of time.

There are seven ways Total Return Performance Information may be advertised:
  - Standard Average Annual Total Return
  - Nonstandard Average Annual Total Return
  - Cumulative Total Return
  - Annual Change in Purchase Unit Value
  - Cumulative Change in Purchase Unit Value
  - Total Return Based on Different Investment Amounts
  - An Assumed Account Value of $10,000

Each of these is described below.

STANDARD AVERAGE ANNUAL TOTAL RETURN


Standard Average Annual Total Return shows the average percentage change in the value of an investment in the Division from the beginning to the end of a given historical period. The results shown are after all charges and fees have been applied against the Division. Premium taxes are not deducted. This information is calculated for the Division based on how an initial assumed payment of $1,000 performed at the end of 1, 5 and 10 year periods or since inception.


The return for periods of more than one year are annualized to obtain the average annual percentage increase (or decrease) during the period. Annualization assumes that the application of a single rate of return each year during the period will produce the ending value, taking into account the effect of compounding.

NONSTANDARD AVERAGE ANNUAL TOTAL RETURN


Nonstandard Average Annual Total Return is calculated in the same manner as the Standard Average Annual Total Return, except that Nonstandard Average Annual Total Return shows only the historic investment results of the Division and the charges and fees applied against the Division are not deducted.


CUMULATIVE TOTAL RETURN

The Cumulative Total Return will be calculated for 1, 5 and 10 year periods. It is based on an assumed initial investment of $10,000. The Cumulative Return will be calculated without deduction for any charges and fees against the Division.

ANNUAL CHANGE IN PURCHASE UNIT VALUE

Annual Change in Purchase Unit Value is a percentage change during a one year period. This is calculated as follows:

  - The Purchase Unit Value at the start of the year is subtracted from the Purchase Unit Value at the end of the year;

  - The difference is divided by the Purchase Unit Value at the start of the year.

Fees and charges against the Division are not deducted. The effect of these charges, if deducted, would reduce the Division's Annual Change in Purchase Unit Value.

CUMULATIVE CHANGE IN PURCHASE UNIT VALUE

Cumulative Change in Purchase Unit Value is a percentage change from the beginning to the end of a period usually greater than one year. Otherwise, it is calculated in the same way as the Annual Change in Purchase Unit Value.

TOTAL RETURN BASED ON DIFFERENT
INVESTMENT AMOUNTS

We may show total return information based on different investment amounts. For example, we may show $200 a month for 10 years, or $100 a month to age 65. Fees may or may not be included. Each performance illustration will explain the Contracts' charges and fees imposed on the Division.

AN ASSUMED ACCOUNT VALUE OF $10,000

We may show annual values based on an initial investment of $10,000. This will not reflect any deduction for charges and fees imposed on the Division.

YIELD PERFORMANCE INFORMATION

We may advertise Yield Performance, at a given point in time. A Division's yield is one way of showing the rate of income the Division is earning as a percentage of the Division's Purchase Unit Value.

We may advertise the standardized yield performance for the Division. The yield for each of these Divisions will be determined as follows:

We will divide the average daily net investment income per Purchase Unit by the Purchase Unit Value on the last day of the period; and

We will annualize the result.

OTHER CONTRACT FEATURES
---------------------------------------------------

CHANGES THAT MAY NOT BE MADE

The following terms in the Contracts may not be changed once your account has been established:

  - The Contract Owner;

  - The Participant; and

  - The Annuitant.

CHANGE OF BENEFICIARY

The Beneficiary (if not irrevocable) may usually be changed at any time.

Under some retirement programs, the right to name or change a Beneficiary is subject to approval by the spouse. Also, the right to name a Beneficiary other than the spouse may be subject to certain tax laws and regulations.

If the Annuitant dies, and there is no Beneficiary, any death benefit will be payable to the Annuitant's estate.

If a Beneficiary dies while receiving payments, and there is no co-Beneficiary to continue to receive payments, any amount still due will be paid to the Beneficiary's estate.

CANCELLATION -- THE 10 DAY "FREE LOOK"

The Contract Owner may cancel an individual contract by returning it to the Company within 10 days after delivery. (A longer period will be allowed if required under state law.) A refund will be made to the Contract Owner within 7 days after receipt of the Contract within the required period. The amount of the refund will be equal to all Purchase Payments received or the amount required under state law, if larger.

WE RESERVE CERTAIN RIGHTS

We reserve the right to:


  - Amend the Contract for Fund Changes;


  - Amend the Contract to comply with tax or other laws;

  - Operate VALIC Separate Account A as a management investment company under the Act, in consideration of an investment management fee or in any other form permitted by law;

  - Deregister VALIC Separate Account A under the Act, if registration is no longer required;

  - Amend the GUP Contracts to increase all charges and annuity purchase rates (such change will not affect Participants already invested in a GU Contract);

  - Amend the GUP Contracts (except where prohibited by the Act) for Participants whose total Purchase Payments are greater than 200% of the amount of first-year Purchase Payment(s) made on his/her behalf;

  - Amend GUP contracts issued under GUP contract form GVA-SA1 after five years of your participation in the Contract to change any terms of the Contract upon 90 days written notice to you (except where prohibited by the Act);

  - Amend GTS-VA Contracts issued under GTS-VA contract form GVA-SA2 in connection with certain 403(b) and 401 plans for self-employed individuals to increase the deduction for Sales and Administrative Charge after the end of the first year of the Contract. Contract amendments may affect rates and Fund Annual Expenses adversely applicable to Participants for Purchase Payments at an annual rate of up to 200% of the first year Purchase Payment made for each such Participant;

  - Amend the Payout rate applicable to Purchase Payments after the tenth year of the Contract.


FUND CHANGES



We may amend your Contract to match changes to the funds offered under your Contract. For example, we may establish new funds, delete funds, or stop accepting allocations and/or investments in a particular fund. We may move assets and re-direct future premium allocations from one fund to another if we receive shareholder approval through a proxy vote or SEC approval for a fund substitution. This would occur if a fund is no longer an appropriate investment for the Contract, for reasons such as continuing substandard performance, or for changes to the portfolio manager, investment objectives, risks and strategies, or federal or state laws. The new fund offered may have different fees and expenses. You will be notified of any upcoming proxies or substitutions that affect your fund choices.


RELATIONSHIP TO EMPLOYER'S PLAN

If the Contract is being offered as a retirement plan through your employer, you should always refer to the terms and conditions in your employer's plan when reviewing the descriptions of GUP or GTS-VA in this prospectus.

ASSIGNING YOUR CONTRACT

For most Contracts issued under qualified retirement plans or eligible deferred compensation plans of government employers, you will not be permitted to assign, sell or pledge your Contract to any person or organization, other than the Company, unless your contract is owned by a trustee or custodian and the trust or custodial accounts comply with applicable nontransferable requirements. GUP Contracts not issued under GUP contract form GVA-SA1 and GTS-VA Contracts that are issued under GTS-VA contract form GVA-SA2 are not assignable unless permitted under applicable law. GUP Contracts that are issued under GUP contract form GVA-SA1 are not assignable.

---------------------------------------------------
[SIDE NOTE]

VALIC SEPARATE ACCOUNT A -- A SEGREGATED ASSET ACCOUNT ESTABLISHED BY VALIC UNDER THE TEXAS INSURANCE CODE. THE PURPOSE OF VALIC SEPARATE ACCOUNT A IS TO RECEIVE AND INVEST YOUR PURCHASE PAYMENTS AND ACCOUNT VALUE IN THE VARIABLE ACCOUNT OPTIONS YOU HAVE SELECTED.

[END SIDE NOTE]

VOTING RIGHTS
---------------------------------------------------


As discussed in the "About VALIC Separate Account A" section of this prospectus, VALIC Separate Account A holds on your behalf shares of the Stock Index Fund which comprises the Variable Account Option. From time to time the Stock Index Fund may be required to hold a shareholder meeting to obtain approval from its shareholders for certain matters. As a Participant, you may be entitled to give voting instructions to us as to how VALIC Separate Account A should vote its Fund shares on these matters. Those persons entitled to give voting instructions will be determined before the shareholder meeting is held. For more information about these shareholder meetings and when they may be held, see the NAFV I prospectus.


WHO MAY GIVE VOTING INSTRUCTIONS

In most cases during the Purchase Period, you will have the right to give voting instructions for the shareholder meetings. This will be true in most cases even if your employer is the Contract Owner. Contract Owners will instruct VALIC Separate Account A in accordance with your instructions. You will receive proxy material and a form on which voting instructions may be given before the shareholder meeting is held.

You will not have the right to give voting instructions if the Contracts were issued in connection with a nonqualified and unfunded deferred compensation plan.

DETERMINATION OF FUND SHARES
ATTRIBUTABLE TO YOUR ACCOUNT

DURING PURCHASE PERIOD

The number of Fund shares attributable to your account will be determined on the basis of the Purchase Units credited to your account on the record date set for the Fund shareholder meeting.

DURING PAYOUT PERIOD OR AFTER A DEATH
BENEFIT HAS BEEN PAID

The number of Fund shares attributable to your account will be based on the liability for future variable annuity payments to your payees on the record date set for the Fund shareholder meeting. At such time, the Annuitant, or the Beneficiary after the Annuitant's death, will be entitled to give voting instructions for shareholder meetings.

HOW FUND SHARES ARE VOTED

The Stock Index Fund which comprises the Variable Account Option in the Contracts may have a number of shareholders including VALIC Separate Account A, VALIC's other affiliated insurance company separate accounts and retirement plans within the American General group of companies.

VALIC Separate Account A will vote all of the shares of the Stock Index Fund it holds based on, and in the same proportion as, the instructions given by all Participant Accounts invested in Stock Index Fund entitled to give instructions at that shareholder meeting. VALIC Separate Account A will vote the shares of the Stock Index Fund it holds for which it receives no voting instruction in the same proportion as the shares for which voting instructions have been received.

In the future, we may decide how to vote the shares of VALIC Separate Account A in a different manner if permitted at that time under federal securities law.

FEDERAL TAX MATTERS
---------------------------------------------------

The Contracts provide tax-deferred accumulation over time, but are subject to federal income and excise taxes, mentioned briefly below. You should refer to the Statement of Additional Information for further details. Section references are to the Internal Revenue Code ("Code"). We do not attempt to describe any potential estate or gift tax, or any applicable state, local or foreign tax law other than possible premium taxes mentioned under "Premium Tax Charge." Remember that future legislation could modify the rules discussed below, and always consult your personal tax adviser regarding how the current rules apply to your specific situation.

TYPE OF PLANS

Tax rules vary, depending on whether the Contract is offered under your employer's tax-qualified retirement program, as a Section 408(b) Individual Retirement Annuity ("IRA"), or is instead a nonqualified Contract. The Contracts are used under the following types of retirement arrangements:

  - Section 403(b) annuities for employees of public schools and Section 501(c)(3) tax-exempt organizations;

---------------------------------------------------
  - Section 401(a) 403(a), and 401(k) qualified plans of for-profit employers and other employers (including self-employed individuals);

  - Section 457 deferred compensation plans of governmental and tax-exempt employers;

The foregoing Contracts are "Qualified Contracts."

Note that the specific terms of the governing employer plan may limit rights and options otherwise available under a Contract.

In addition, the Contracts are also available through "Non-Qualified Contracts" issued under unfunded, nonqualified deferred compensation plans of corporate employers.

TAX CONSEQUENCES IN GENERAL

Purchase Payments, distributions, withdrawals, transfers and surrender of a Contract can each have a tax effect, which varies with the governing retirement arrangement. Please refer to the detailed explanation in the Statement of Additional Information, the documents (if any) controlling the retirement arrangement through which the contract is offered, and your personal tax adviser.

Purchase Payments under the Contracts can be made as contributions by employers, or as pre-tax or after-tax contributions by employees, depending on the type of retirement program. After-tax employee contributions constitute "investment in the Contract." All Qualified Contracts receive deferral of tax on the inside build-up of earnings on invested Purchase Payments, until a distribution occurs. See the Statement of Additional Information for special rules, including those applicable to taxable, non-natural owners of Non-Qualified Contracts.

Distributions are taxed differently depending on the program through which the Contracts are offered and the previous tax characterization of the contributions to which the distribution relates. Generally, the portion of a distribution which is not considered a return of investment in the Contract is subject to income tax. For annuity payments, investment in the contract is recovered ratably over the expected payout period. Special recovery rules might apply in certain situations.

Amounts subject to income tax may also incur excise or penalty taxes, under the circumstances described in the Statement of Additional Information. A distribution that is eligible for rollover often will also be subject to some form of federal income tax withholding unless rolled into another tax-deferred vehicle. Required withholding will vary according to type of program, type of payment and your tax status. In addition, amounts received under all Contracts may be subject to state income tax withholding requirements.

Investment earnings on contributions to Non-Qualified Contracts which are not owned by (or, generally, for the benefit of) natural persons will be taxed currently to the owner and such contracts will not be treated as annuities for certain federal income tax purposes.

EFFECT OF TAX-DEFERRED ACCUMULATIONS

The chart below compares the results from Premium Payments made to:

  - A Contract issued to a tax favored retirement program purchased with pre-tax premium payments;

  - A non-qualified Contract purchased with after-tax Premium Payments and;

  - Conventional savings vehicles such as savings accounts.

                        THE POWER OF TAX-DEFERRED GROWTH

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                        NONQUALIFIED
                          CONTRACT
          CONVENTIONAL  TAX-DEFERRED  TAX-DEFERRED
            SAVINGS       ANNUITY       ANNUITY
10 YEARS       $16,122       $18,128       $25,178
20 YEARS       $44,347       $57,266       $79,536
30 YEARS       $93,761      $141,761      $196,891

This hypothetical chart compares the results of (1) contributing $100 per month to a conventional, non-tax deferred plan, (2) contributing $100 to a nonqualified, tax-deferred annuity, and (3) contributing $100 per month ($138.89 since contributions are made before tax) to a qualified tax-deferred plan. The chart assumes a 28% tax rate and an 8% fixed rate of return. Variable options incur mortality and expense risk fee charges and may also incur account Sales and Administrative Charges. The chart does not reflect the deduction of any such fees. An additional 10% tax penalty may apply to withdrawals before age 59 1/2. This information is for illustrative purposes only and is not a guarantee of future return.

---------------------------------------------------
Unlike savings accounts, Premium Payments made to tax-favored retirement programs and Non-Qualified Contracts generally provide tax deferred treatment on earnings. In addition, Premium Payments made to tax-favored retirement programs ordinarily are not subject to income tax until withdrawn. As shown above, investing in a tax-favored program increases the accumulation power of savings over time. The more taxes saved and reinvested in the program, the more the accumulation power effectively grows over the years.

To further illustrate the advantages of tax deferred savings using a 28% Federal tax bracket, an annual fixed yield (BEFORE THE DEDUCTION OF ANY FEES OR CHARGES) of 8% under a tax-favored retirement program in which tax savings were reinvested has an equivalent after-tax annual fixed yield of 5.76% under a conventional savings program. THE 8% YIELD ON THE TAX-FAVORED PROGRAM WILL BE REDUCED BY THE IMPACT OF INCOME TAXES UPON WITHDRAWAL. The yield will vary depending upon the timing of withdrawals. The previous chart represents (without factoring in fees and charges) after-tax amounts that would be received.

By taking into account the current deferral of taxes, contributions to tax-favored retirement programs increase the amount available for savings by decreasing the relative current out-of-pocket cost (referring to the effect on annual net take-home pay) of the investment. The chart below illustrates this principle by comparing a pre-tax contribution to a tax-favored retirement plan with an after-tax contribution to a conventional savings account:

                              PAYCHECK COMPARISON

                        TAX-FAVORED   CONVENTIONAL
                        RETIREMENT      SAVINGS
                          PROGRAM       ACCOUNT
                        -----------   ------------
Annual amount
  available for
  savings before
  federal taxes.......    $2,500         $2,500
Current federal income
  tax due on Purchase
  Payments............         0           (700)
Net retirement plan
  Purchase Payments...    $2,500         $1,800


This chart assumes a 28% federal income tax rate. The $700 which is paid toward current federal income taxes reduces the actual amount saved in the conventional savings account to $1,800 while the full $2,500 is contributed to the tax-qualified program, subject to being taxed upon withdrawal. Stated otherwise, to reach an annual retirement savings goal of $2,500, the contribution to a tax-qualified retirement program results in a current out-of-pocket expense of $1,800 while the contribution to a conventional savings account requires the full $2,500 out-of-pocket expense. The tax-qualified retirement program represented in this chart is a plan type, such as one under Section 403(b) of the Code, which allows participants to exclude contributions (within limits) from gross income.



[LOGO]                                                                                Privacy

                                                                          NOTICE
----------------

 Your Privacy
   is Important

  American General understands your privacy is important. You have received this notice in accordance with applicable state and federal laws and because you are a current or portential customer of one of the American General companies. This notice will help you understand what types of nonpublic personal information - information about you that is not publicly available - we may collect, how we use it and how we protect your privacy.


  AMERICAN GENERAL'S PRIVACY POLICY HIGHLIGHTS


    - WE COLLECT NONPUBLIC PERSONAL INFORMATION TO PROCESS AND ADMINISTER OUR CUSTOMERS BUSINESS AND TO ENSURE THAT WE ARE SATISFYING THEIR NEEDS.

    - WE HAVE POLICIES AND PROCEDURES IN PLACE TO PROTECT NONPUBLIC PERSONAL INFORMATION ABOUT OUR CUSTOMERS.

    - WE DO NOT SELL NONPUBLIC PERSONAL INFORMATION ABOUT OUR CUSTOMERS TO THIRD PARTIES, I.E., COMPANIES OR INDIVIDUALS THAT ARE NOT AFFILIATED WITH AMERICAN GENERAL.

    - WE DO NOT DISCLOSE ANY NONPUBLIC PERSONAL INFORMATION ABOUT OUR CUSTOMERS TO ANYONE, EXCEPT AS PERMITTED BY LAW.


    - WE DO NOT SHARE OR USE PERSONALLY IDENTIFIABLE HEALTH INFORMATION FOR MARKETING PURPOSES.


    - OUR PRIVACY POLICY APPLIES TO BOTH CURRENT AND FORMER CUSTOMERS.

 Questions

     and Answers

      that detail American General's Privacy Policy

  WHAT TYPES OF NONPUBLIC PERSONAL INFORMATION DOES AMERICAN GENERAL COLLECT?

    - American General's employees, representatives, agents and selected third parties may collect nonpublic personal information about our customers, including:

        - Information provided to us, such as on applications or other forms.

        - Information about transactions with us, our affilates or third parties.

        - Information from others, such as credit reporting agencies, employers and federal and state agencies.


    - The types of nonpublic personal information American General collects vary according to the products or services provided and may include, for example: account balances, income, assets, insurance premiums, credit reports, marital status and payment history. We also may collect nonpublic personal health information, like medical reports, for certain types of insurance policies in order to underwrite the policy, administer claims or perform other insurance or related functions.


  WHAT DOES AMERICAN GENERAL DO TO PROTECT NONPUBLIC PERSONAL INFORMATION?


    - We restrict access to nonpublic personal information to those employees, agents, representatives or third parties who need to know the information to provide products and services to our customers.



    - We have policies and procedures that give direction to our employees, and agents and representatives acting on our behalf, regarding how to protect and use nonpublic personal information.



    - We maintain physical, electronic and procedural safeguards to protect nonpublic personal information.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  WITH WHOM DOES AMERICAN GENERAL SHARE NONPUBLIC PERSONAL INFORMATION, AND
  WHY?

    - We do not share nonpublic personal information about our customers with anyone, including other affiliated American General companies or third parties, except as permitted by law.

    - We may disclose, as allowed by law, all types of nonpublic personal information we collect when needed, to:

        (i) affiliated American General companies, agents, employees, representatives and third parties that market our services and products and administer and service customer accounts on our behalf; or

        (ii) other financial institutions with whom we have joint marketing agreements.

    - Examples of the types of companies and individuals to whom we may disclose nonpublic personal information include banks. attorneys, trustees, third-party administrators, insurance agents, insurance companies, insurance support organizations, credit reporting agencies, registered broker/dealers, auditors, regulators, transfer agents and reinsurers.

    - We do not share personally identifiable health information unless the customer or the applicable law authorizes further sharing.

  DOES AMERICAN GENERAL'S PRIVACY POLICY APPLY TO ITS AGENTS AND
  REPRESENTATIVES?

    - American General's Privacy Policy applies, to the extent required by law, to its agents and representatives when they are acting on behalf of American General.

    - Please note: There may be instances when these these same agents and representatives may not be acting on behalf of American General, in which case they may collect nonpublic personal information on their own behalf or on behalf of another. In these instances, American General's Privacy Policy would not apply.

  WILL AMERICAN GENERAL'S PRIVACY POLICY CHANGE?
    - American General reserves the right to change any of its privacy policies and related procedures at any time, in accordance with applicable federal and state laws. You will receive appropriate notice if our Privacy Policy changes.

  THIS PRIVACY NOTICE IS PROVIDED TO YOU FOR INFORMATIONAL PURPOSES ONLY. YOU
     DO NOT NEED TO CALL OR TAKE ANY ACTION IN RESPONSE TO THIS NOTICE. WE RECOMMEND THAT YOU READ AND RETAIN THIS NOTICE FOR YOUR PERSONAL FILES.

--------------------------------------------------------------------------------
  THIS PRIVACY NOTICE IS PROVIDED ON BEHALF OF THE FOLLOWING AMERICAN GENERAL
COMPANIES:

     AGC Life Insurance Company - All American Life Insurance Company - The American Franklin Life Insurance Company - American General Annuity Insurance Company - American General Asset Management Corp. - American General Assignment Corporation - American General Assignment Corporation of New York - American General Assurance Company - American General Bancassurance Services, Inc. - American General Financial Advisors, Inc. - American General Financial Institutions Group, Inc. - American General Financial Services, Inc. - American General Fund Distributors, Inc. - American General Gateway Services, L.L.C. - American General Indemnity Company - American General Investment Management, L.P. - American General Life and Accident Insurance Company - American General Life Companies - American General Life Insurance Company - American General Life Insurance Company of New York - American General Life Insurance Company of Pennsylvania - American General Property Insurance Company - American General Property Insurance Company of Florida - American General Retirement Services Company - American General Securities, Inc. - Franklin Financial Services Corporation - The Franklin Life Insurance
     Company - North American Funds - North Central Life Insurance
     Company - The Old Line Life Insurance Company of America - The United States Life Insurance Company in the City of New York - VALIC Trust Company - The Variable Annuity Life Insurance Company - Variable Annuity Marketing Company - Any separate accounts of the previously listed companies.

--------------------------------------------------------------------------------
    American General Financial Group-SM- is the marketing name for and service mark owned and used by American General Corporation and its subsidiaries. Each company is financially responsible for the products and services it offers. American General Corporation has no responsibility for the financial condition or contractual obligations of its affiliated companies.

                REVOCATION OF TELEPHONE ASSET TRANSFER AUTHORITY
   Participant/Contract Owner Name:
   --------------------------------------------------------------------------
   Social Security Number:
   --------------------------------------------------------------------------
   Birth Date:

I am the Participant under or Contract Owner of one or more variable annuity contracts issued by The Variable Annuity Life Insurance Company ("VALIC"). I hereby instruct VALIC not to accept any telephone instructions to transfer Accumulation Values among investment options or change the allocation of future Purchase Payments from me, anyone representing me or anyone representing himself or herself to be me. I understand as a result of executing this form that the transfer of Accumulation Values or Annuity Values among investment options or changes in the allocation of future Purchase Payments may only be effected upon the receipt by VALIC of my written instructions.

------------------------------------  ------------------------------------
Participant/Contract Owner Signature                  Date

Mail this form to any Regional Office or to the Home Office at the following address: VALIC, Customer Service A3-01, 2929 Allen Parkway, Houston, TX 77019.

                CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION


                                                                      PAGE
                                                                      ----
General Information.................................................     3
    Marketing Information...........................................     3
    Types of Variable Annuity Contracts.............................     3
Federal Tax Matters.................................................     3
    General.........................................................     3
    Taxes Payable by Participants and Annuitants....................     4
    Section 403(b) Annuities for Employees of Certain Tax-Exempt
      Organizations or Public Educational Institutions..............     4
    Section 401 Qualified Pension, Profit-Sharing or Annuity
      Plans.........................................................     5
    Section 457 Eligible Deferred Compensation Plans of Public
      Employers.....................................................     6
    Private Employer Unfunded Deferred Compensation Plans...........     6
    Fund Diversification............................................     7
                                                                      PAGE
                                                                      ----
Purchase Unit Value.................................................     7
    Illustration of Calculation of Purchase Units Value.............     7
    Illustration of Purchase of Purchase Units......................     7
Performance Calculations............................................     8
Calculation of Average Annual Total Return..........................     8
Performance Information.............................................     9
Payout Payments.....................................................    10
    Assumed Investment Rate.........................................    10
    Amount of Payout Payments.......................................    10
    Payout Unit Value...............................................    11
    Illustration of Calculation of Payout Unit Value................    11
    Illustration of Payout Payments.................................    12
Distribution of Variable Annuity Contracts..........................    12
Experts.............................................................    12
Comments on Financial Statements....................................    13

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                    2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019
                                 1-800-44-VALIC
      FOR UNIT VALUE INFORMATION CALL: 1-800-42-VALIC & TDD 1-800-24-VALIC
             FOR ASSET TRANSFERS BY TELEPHONE CALL: 1-800-621-7792
                               TDD 1-800-35-VALIC
                           EASYACCESS 1-800-42-VALIC
                         TDD EASYACCESS 1-800-24-VALIC

[LOGO]

The Variable Annuity Life Insurance Company is a member of American General Financial Group.
American General Financial Group is the marketing name for American General Corporation and its subsidiaries.
-C-The Variable Annuity Life Insurance Company, Houston, Texas

PRINTED MATTER   PRINTED IN U.S.A.   VA 1019   REV 5/01

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                               SEPARATE ACCOUNT A
                             UNITS OF INTEREST UNDER
                             GROUP UNIT PURCHASE AND

                   GROUP FIXED AND VARIABLE ANNUITY CONTRACTS

                           (GUP AND GTS-VA CONTRACTS)

             ------------------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION
             ------------------------------------------------------

                                 FORM N-4 PART B

                                   MAY 1, 2001



This Statement of Additional Information ("SAI") is not a prospectus but contains information in addition to that set forth in the Prospectus for the GUP and GTS-VA Contracts dated May 1, 2001 (the "Contracts") and should be read in conjunction with the Prospectus. The terms used in this SAI have the same meaning as those set forth in the Prospectus. A Prospectus may be obtained by calling or writing The Variable Annuity Life Insurance Company (the "Company") at 2929 Allen Parkway, Houston, Texas 77019 or 1-800-448-2542. Prospectuses are also available on the internet at www.valic.com.

                                TABLE OF CONTENTS


                                                                                                PAGE
General Information..........................................................................     3
    Marketing Information....................................................................     3
    Types of Variable Annuity Contracts......................................................     3
Federal Tax Matters..........................................................................     3
    General..................................................................................     3
    Taxes Payable by Participants and Annuitants.............................................     4
    Section 403(b) Annuities for Employees of Certain Tax-Exempt Organizations or
       Public Educational Institutions.......................................................     4
    Section 401 Qualified Pension, Profit-Sharing or Annuity Plans...........................     5
    Section 457 Eligible Deferred Compensation Plans of Public Employers.....................     5
    Private Employer Unfunded Deferred Compensation Plans....................................     6
    Fund Diversification.....................................................................     6
Purchase Unit Value..........................................................................     7
    Illustration of Calculation of Purchase Unit Value.......................................     7
    Illustration of Purchase of Purchase Units...............................................     7
Performance Calculations.....................................................................     8
Calculation of Average Annual Total Return...................................................     8
Performance Information......................................................................     9
Payout Payments..............................................................................    10
    Assumed Investment Rate..................................................................    10
    Amount of Payout Payments................................................................    10
    Payout Unit Value........................................................................    11
    Illustration of Calculation of Payout Unit Value.........................................    11
    Illustration of Payout Payments..........................................................    12
Distribution of Variable Annuity Contracts...................................................    12
Experts......................................................................................    12
Comments on Financial Statements.............................................................    13

                               GENERAL INFORMATION

MARKETING INFORMATION

    The Company has targeted not-for-profit organizations as the central focus of its marketing efforts for the Contracts. Specifically, the Company's marketing thrust is aimed at individuals and groups associated with public and private schools, colleges and universities, not-for-profit health care organizations, state and local governments and other not-for-profit organizations.


    The Company, in its marketing efforts to each of the market segments, may from time to time design sales literature and material specifically for its particular market segments. The sales literature and material may address specifically the group's contract and retirement plan.


    From time to time the Company may refer to the diversifying process of asset allocation based on the Modern Portfolio Theory developed by Nobel Prize winning economist Harry Markowitz.


    When presenting the asset allocation process the Company may outline the process of personal and investment risk analysis including determining individual risk tolerances and a discussion of the different types of investment risk. The Company may classify investors into categories based on their risk tolerance and will quote various industry experts on which types of investments are best suited to each of the risk categories. The industry experts quoted may include Ibbotson Associates, CDA Investment Technologies, Lipper Analytical Services, Inc. ("Lipper"), VARDS Report, Wilson Associates, Morningstar, Inc. ("Morningstar"), and any other expert which has been deemed by the Company to be appropriate. The Company may also provide a historical overview of the performance of a variety of investment market indexes, the performance of these indexes over time, and the performance of different asset categories, such as stocks, bonds, cash equivalents, etc. The Company may also discuss investment volatility (standard deviation) including the range of returns for different asset categories and classes over different time horizons, and the correlation between the returns of different asset categories and classes. The Company may also discuss the basis of portfolio optimization including the required inputs and the construction of efficient portfolios using sophisticated computer-based techniques. Finally, the Company may describe various investment strategies and methods of implementation such as the use of index funds versus actively managed funds, the use of dollar cost averaging techniques, the tax status of contributions, and the periodic rebalancing of diversified portfolios.

TYPES OF VARIABLE ANNUITY CONTRACTS

    Flexible payment deferred annuity Contracts are offered in connection with the Prospectus to which this Statement of Additional Information relates.

    Under flexible payment deferred annuity Contracts, Purchase Payments generally are made until retirement age is reached. However, no Purchase Payments are required to be made after the first Payment. Purchase Payments are subject to any minimum payment requirements under the Contract.

    The Contracts are non-participating and will not share in any of the profits of the Company.


                               FEDERAL TAX MATTERS

GENERAL

    MAJOR CHANGES IN FEDERAL INCOME TAX LAWS IN THE PAST SEVERAL YEARS MAY AFFECT THE TAX TREATMENT OF INVESTMENTS IN THE CONTRACTS. IT IS NOT FEASIBLE TO COMMENT ON ALL OF THESE CHANGES, AND CONTRACT OWNERS SHOULD CONSULT A QUALIFIED TAX ADVISOR FOR MORE COMPLETE INFORMATION. CONTRACT OWNERS SHOULD ALSO BE AWARE THAT FUTURE LEGISLATION MAY CHANGE SOME OF THE RULES DISCUSSED IN THE FOLLOWING MATERIALS.

TAXES PAYABLE BY PARTICIPANTS AND ANNUITANTS

    The Contracts offered in connection with this prospectus are primarily used with retirement programs which receive favorable tax deferred treatment under federal income tax law, although deferred annuity contracts may be purchased with after tax dollars.

    Annuity payments or other amounts received under all Contracts generally are subject to some form of federal income tax withholding. The withholding requirement will vary among recipients depending on the type of program, the tax status of the individual and the type of payments from which taxes are withheld. Additionally, annuity payments or other amounts received under all Contracts may be subject to state income tax withholding requirements.

SECTION 403(b) ANNUITIES FOR EMPLOYEES OF CERTAIN TAX-EXEMPT ORGANIZATIONS OR PUBLIC EDUCATIONAL INSTITUTIONS

    PURCHASE PAYMENTS. Under section 403(b) of the Code, payments made by certain employers (i.e., tax-exempt organizations meeting the requirements of section 501(c)(3) of the Code and public educational institutions) to purchase annuity Contracts for their employees are excludable from the gross income of employees to the extent that the aggregate Purchase Payments do not exceed the limitations prescribed by section 402(g), section 403(b)(2) and section 415 of the Code. This gross income exclusion applies to employer contributions and voluntary salary reduction contributions.

    An individual's voluntary salary reduction contributions under section 403(b) are generally limited to $10,500 ($9,500 before 1998; $10,000 in 1998 and
1999); additional catch-up contributions are permitted under certain circumstances. Combined employer and salary reduction contributions are generally limited to the smallest of: $35,000 for 2001; approximately 25 percent of salary; or, an exclusion allowance which takes into account a number of factors. In addition, for plan years beginning after December 31, 1988, employer contributions must comply with various nondiscrimination rules; these rules may have the effect of further limiting the rate of employer contributions for highly compensated employees.


    TAXATION OF DISTRIBUTIONS. Distributions of voluntary salary reduction amounts are restricted. The restrictions apply to amounts accumulated after December 31, 1988 (including voluntary contributions after that date and earnings on prior and current voluntary contributions). These restrictions require that no distributions will be permitted prior to one of the following events: (1) attainment of age 59 1/2, (2) separation from service, (3) death,
(4) disability, or (5) hardship (hardship distributions will be limited to the amount of salary reduction contributions exclusive of earnings thereon). Similar restrictions will apply to all amounts transferred from a Section 403(b)(7) custodial account other than rollover contributions.

    Distributions from a section 403(b) annuity Contract are taxed as ordinary income to the recipient in accordance with section 72 of the Code. Distributions received before the recipient attains age 59 1/2 generally are subject to a 10% penalty tax in addition to regular income tax. Certain distributions are excepted from this penalty tax, including distributions following (1) death, (2) disability, (3) separation from service during or after the year the participant reaches age 55, (4) separation from service at any age if the distribution is in the form of substantially equal periodic payments over the life (or life expectancy) of the Participant (or the Participant and Beneficiary), and (5) distributions for medical expenses, to the extent deductible.

    REQUIRED DISTRIBUTIONS. Generally, distributions from section 403(b) annuities must commence no later than April 1 of the calendar year following the later of the calendar year in which the Participant attains age 70 1/2 or the calendar year in which the Participant retires. Such distributions must be made over a period that does not exceed the life expectancy of the Participant (or joint life expectancy of the Participant and Beneficiary). Following the death of the Participant, the distribution requirements are generally the same as those described with respect to Non-Qualified Contracts. However, amounts accumulated under a Contract on December 31, 1986, are not subject to these minimum distribution requirements. Pre-January 1, 1987 amounts may be paid in a manner that meets the above rule or (i) must begin to be paid when the Participant attains age 75; and (ii) the present value of payments expected to be made over the life of the Participant under the option chosen must exceed 50% of the present value of all payments expected to be made (the "50% rule"). The 50% rule will not apply to joint Annuitant if a Participant's spouse is the joint Annuitant. Notwithstanding these rules for pre-January 1, 1987 amounts held under 403(b) Contracts, the entire Contract balance must meet the minimum distribution incidental benefit requirement of Section 403(b)(10). A penalty tax of 50% will be imposed on the amount by which the minimum required distribution in any year exceeds the amount actually distributed in that year.

    TAX-FREE TRANSFERS AND ROLLOVERS. The IRS has ruled (Revenue Ruling 90-24) that total or partial amounts may be transferred tax free between section 403(b) annuity contracts and/or 403(b)(7) custodial accounts under certain circumstances. In addition, section 403(b)(8) of the Code permits tax-free rollovers from section 403(b) programs to IRAs or other section 403(b) programs under certain circumstances. Such a rollover must be completed within 60 days of receipt of the distribution. The portion of any distribution which is eligible to be rolled over to an IRA or another 403(b) program is subject to 20% federal income tax withholding unless the Participant elects a direct rollover of such distribution to an IRA or other section 403(b) program.

SECTION 401 QUALIFIED PENSION, PROFIT-SHARING OR ANNUITY PLANS

    PURCHASE PAYMENTS. Purchase Payments made by an employer (or a self-employed individual) under a pension, profit-sharing or annuity plan qualified under section 401(a) or section 403(a) of the Code are excluded from the gross income of the employee for Federal income tax purposes. Payments made by an employee generally are made on an after-tax basis unless they are made on a pre-tax basis by reason of sections 401(k) or 414(h) of the Code.

    TAXATION OF DISTRIBUTIONS. Distributions from Contracts purchased under qualified plans are taxable as ordinary income, except to the extent allocable to an employee's after-tax contributions (which constitute "investment in the Contract"). However, if an employee or the Beneficiary receives a lump sum distribution, as defined in the Code, from an exempt employees' trust, the taxable portion of the distribution may be subject to special tax treatment. For most individuals receiving lump sum distributions after attainment of age 59 1/2, the rate of tax may be determined under a special 5-year income averaging provision; however, 5-year forward averaging has been repealed for distributions occurring after December 31, 1999. Those who attained age 50 by January 1, 1986 may instead elect to use a 10-year income averaging provision based on the income tax rates in effect for 1986. In addition, individuals who attained age 50 by January 1, 1986 may elect capital gains treatment (at a 20% rate) for the taxable portion of a lump sum distribution attributable to years of service before 1974; such capital gains treatment has otherwise been repealed. Taxable distributions received under a Contract purchased under a qualified plan prior to attainment of age 59 1/2 are subject to the same 10% penalty tax (and the same exceptions) as described with respect to section 403(b) annuity Contracts.

    REQUIRED DISTRIBUTIONS. The minimum distribution requirements for qualified plans are generally the same as described with respect to section 403(b) annuity Contracts, except that no amounts are exempted from the minimum distribution requirements.

    TAX-FREE ROLLOVERS. The taxable portion of certain distributions from a plan qualified under section 401 or 403(a) may be transferred in a tax- free rollover to an individual retirement account or annuity or to another such plan. Such a rollover must be completed within 60 days of receipt of the qualifying distribution. The portion of any distribution which is eligible to be rolled over to an IRA or another section 401(a) or 403(a) plan is subject to 20% federal income tax withholding unless the Participant elects a direct rollover of such distribution to an IRA or other section 401(a) or 403(a) plan.

SECTION 457 ELIGIBLE DEFERRED COMPENSATION PLANS OF PUBLIC EMPLOYERS

    PURCHASE PAYMENTS. Under section 457 of the Code, individuals who perform services for a unit of a state or local government may participate in a deferred compensation program. Tax-exempt employers may establish deferred compensation plans under section 457 only for a select group of management or highly compensated employees and/or independent contractors.

    This type of program allows individuals to defer the receipt of compensation which would otherwise be presently payable and to therefore defer the payment of federal income taxes on the amounts. Assuming that the program meets the requirements to be considered an eligible deferred compensation plan (an "EDCP"), an individual may contribute (and thereby defer from current income for tax purposes) the lesser of $8,500 for 2001 (indexed for inflation) or 33 1/3% of the individual's includible compensation.
(Includible compensation means compensation from the employer which is currently includible in gross income for federal tax purposes.) During the last three years before an individual attains normal retirement age, additional catch-up deferrals are permitted.

    The amounts which are deferred may be used by the employer to purchase the Contracts offered by this prospectus. For EDCPs of private tax exempt employees, the Contract is an asset of the employer or other owner. The employee has no present right or vested interest in the Contract and is only entitled to payment in accordance with the EDCP. For EDCPs maintained by a unit of a state or local government, the Contract is generally held for the exclusive benefit of plan participants, although Contracts under some such plans may have been subject to the claims of the employer's creditors until January 1, 1999. In such plans the employee has no present rights to a distribution from the Contract until distribution requirements under the Contract and the Plan have been satisfied, and is only entitled to payment in accordance with the EDCP provisions.

    TAXATION OF DISTRIBUTIONS. Amounts received by an individual from an EDCP are includible in gross income for the taxable year in which such amounts are paid or otherwise made available.

    DISTRIBUTIONS BEFORE SEPARATION FROM SERVICE. Distributions generally are not permitted under an EDCP prior to separation from service except for unforeseeable emergencies or in amounts under $5,000 for certain inactive Participants. These distributions are includible in the gross income of the individual in the year in which paid.

    REQUIRED DISTRIBUTIONS. Beginning January 1, 1989, the minimum distribution requirements for EDCP's are generally the same as those for qualified plans and section 403(b) annuity Contracts, except that no amounts are exempted from minimum distribution requirements.

    TAX FREE TRANSFERS AND ROLLOVERS. Federal income tax law permits the tax free transfer of EDCP amounts to another EDCP, but not to an IRA or other type of plan.

PRIVATE EMPLOYER UNFUNDED DEFERRED COMPENSATION PLANS

    PURCHASE PAYMENTS. Private taxable employers may establish unfunded and non-qualified deferred compensation plans for a select group of management or highly compensated employees and/or for independent contractors.

    Certain arrangements of nonprofit employers entered into prior to August 16, 1986, and not subsequently modified, are subject to the rules for private taxable employer deferred compensation plans discussed below.

    Deferred compensation plans represent a bare contractual promise on the part of the employer to pay current wages at some future time. The Contract is owned by the employer and is subject to the claims of the employer's creditors. The individual has no present right or vested interest in the Contract and is only entitled to payment in accordance with plan provisions. Private taxable employers that are not natural persons, however, are currently taxable on any increase in the Accumulation Value attributable to Purchase Payments made to such Contracts after February 28, 1986.

    TAXATION OF DISTRIBUTIONS. Amounts received by an individual from a private employer deferred compensation plan are includible in gross income for the taxable year in which such amounts are paid or otherwise made available.

    TAX FREE TRANSFERS AND ROLLOVERS. Federal income tax law does not allow tax free transfers or rollovers for amounts accumulated in a private employer deferred compensation plan.

FUND DIVERSIFICATION

    Separate Account investments must be adequately diversified in order for the increase in the value of Non-Qualified Contracts to receive tax- deferred treatment. In order to be adequately diversified, each portfolio of the Fund must, as of the end of each calendar quarter or within 30 days thereafter, have no more than 55% of its assets invested in any one investment, 70% in any two investments, 80% in any three investments and 90% in any four investments. Failure of a Fund portfolio to meet the diversification requirements could result in tax liability to Non-Qualified Contract Owners.

    Each of the portfolios of the Fund expects to meet the diversification requirements above and assure tax deferred treatment for holders of any Non-Qualified Contracts.

    The investment opportunities of the Fund could conceivably be limited by adhering to the above diversification requirements. This would affect all Contract Owners, including those owners of Qualified Contracts for whom diversification is not a requirement for tax-deferred treatment.


                               PURCHASE UNIT VALUE

    The calculation of Purchase Unit value is discussed in the Prospectus under "Purchase Period." The following illustrations show a calculation of new Unit value and the purchase of Purchase Units (using hypothetical examples):



EXAMPLE 1
               ILLUSTRATION OF CALCULATION OF PURCHASE UNIT VALUE
   1. Purchase Unit value, beginning of period.................................................   $   1.800000
   2. Value of Fund share, beginning of period.................................................      21.200000
   3. Change in value of Fund share............................................................        .500000
   4. Gross investment return (3) DIVIDED BY (2)...............................................        .023585
   5. Daily separate account fee...............................................................   $    .000027
                                                                                                  ------------
   6. Net investment return (4)--(5)............................................................        .023558
                                                                                                   ------------
   7. Net investment factor 1.000000+(6).......................................................   $   1.023558
                                                                                                  ------------
   8. Purchase Unit value, end of period (1)x(7)...............................................   $   1.842404
                                                                                                  ------------

EXAMPLE 2

     ILLUSTRATION OF PURCHASE OF PURCHASE UNITS (ASSUMING NO STATE PREMIUM TAX)

   1. First Periodic Purchase Payment..........................................................   $    100.00
   2. Purchase Unit value on effective date of purchase (see Example 1)........................   $  1.800000
   3. Number of Purchase Units purchased (1) DIVIDED BY (2)....................................        55.556
   4. Purchase Unit value for valuation date following purchase (See Example 1)................   $  1.842404
                                                                                                  -----------
   5. Value of Purchase Units in account for valuation date following purchase (3)x(4).........   $    102.36
                                                                                                  -----------

                            PERFORMANCE CALCULATIONS

                   CALCULATION OF AVERAGE ANNUAL TOTAL RETURN


    Average Annual Total Return quotations for the 1, 5, and 10 year periods ended December 31, 2000, the date of the most recent balance sheet included in this registration statement, are computed by finding the average annual compounded rates of return over the 1, 5, and 10 year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:


                                P (1 + T) TO THE POWER OF N = ERV

    Where:

                   P     =  a hypothetical initial Purchase Payment of $1,000

                   T     =  average annual total return

                   n     =  number of years

                   ERV   =  redeemable value at the end of the 1, 5,
                            or 10 year periods of a hypothetical
                            $1,000 Purchase Payment made at the
                            beginning of the 1, 5, or 10 year periods
                            (or fractional portion thereof)

    We may advertise standardized average annual total return which includes the surrender charge of up to 5% of Purchase Payments received during the most recent 60 months as well as non-standardized average annual total returns which does not include a surrender charge or account maintenance fee.

    There is no sales charge for reinvested dividends. All recurring fees have been deducted. For fees which vary with the account size, an account size equal to that of the median account size has been assumed. Ending redeemable value has been determined assuming a complete redemption at the end of the 1, 5 or 10 year period and deduction of all nonrecurring charges at the end of each such period.

                             PERFORMANCE INFORMATION

AVERAGE ANNUAL TOTAL RETURN, CUMULATIVE RETURN, AND ANNUAL AND CUMULATIVE CHANGE IN PURCHASE UNIT VALUE TABLES


    The tables below present performance information for each of the VALIC Separate Account A Divisions available for this Contract. These performance results are not an estimate or guarantee of future investment performance and do not represent the actual experience of amounts invested by a particular participant. The information presented does not reflect the advantage under the Contracts of deferring federal income tax on increases in Account Value due to earnings attributable to Purchase Payments, nor does the information reflect the Qualified Contract advantage of deferring federal income tax on Purchase Payments. See "Federal Tax Matters" for more on tax deferral. Please note that on May 1, 1992, the Quality Growth Fund merged into the Stock Index Fund and Quality Growth Divisions 9A and 9B were renamed Stock Index Divisions 10A and 10B, respectively.


                                     TABLE I

                           AVERAGE ANNUAL TOTAL RETURN
                  WITH SALES AND ADMINISTRATIVE CHARGE IMPOSED
         (FROM SEPARATE ACCOUNT DIVISION INCEPTION TO DECEMBER 31, 2000)


                                                                                                    DIVISION
                                                                                                    INCEPTION
       FUND AND DIVISION                                            1 YEAR      5 YEARS  10 YEARS     DATE
       -----------------                                          ---------   ----------------------------
       North American -- AG Stock Index Fund
         (Division 10A-- GUP Contracts).......................    (14.74)%     15.70%     14.24%    04/20/87
       North American-- AG Stock Index Fund
         (Division 10B-- GTS-VA Contracts)....................    (14.16)%     16.49%     15.02%    04/20/87


                                    TABLE II

                           AVERAGE ANNUAL TOTAL RETURN
                 WITH NO SALES AND ADMINISTRATIVE CHARGE IMPOSED
        (FROM SEPARATE ACCOUNT DIVISION INCEPTION TO DECEMBER 31, 2000)



                                                                                                    DIVISION
                                                                                                    INCEPTION
       FUND AND DIVISION                                            1 YEAR      5 YEARS  10 YEARS     DATE
       -----------------                                          ---------   ----------------------------
       North American -- AG Stock Index Fund
         (Division 10A-- GUP Contracts).......................    (10.25)%     16.89%     14.82%    04/20/87
       North American-- AG Stock Index Fund
         (Division 10B-- GTS-VA Contracts)....................     (9.64)%     17.69%     15.61%    04/20/87

                                    TABLE III

                                CUMULATIVE RETURN
                 WITH NO SALES AND ADMINISTRATIVE CHARGE IMPOSED
      (FROM SEPARATE ACCOUNT DIVISION INCEPTION TO DECEMBER 31, 2000)


                                                                                                       DIVISION
                                                                                                       INCEPTION
       FUND AND DIVISION                                             1 YEAR      5 YEARS   10 YEARS      DATE
       -----------------                                           ----------  ----------  ---------- ----------
       North American -- AG Stock Index Fund
         (Division 10A -- GUP Contracts)......................       (10.25)%     118.23%   298.38%    04/20/87
       North American-- AG Stock Index Fund
         (Division 10B -- GTS-VA Contracts)...................        (9.64)%     125.77%   326.63%    04/20/87

                                    TABLE IV

               ANNUAL AND CUMULATIVE CHANGE IN PURCHASE UNIT VALUE
                 WITH NO SALES AND ADMINISTRATIVE CHARGE IMPOSED
                   (FROM SEPARATE ACCOUNT DIVISION INCEPTION)


    ANNUAL CHANGE IN PURCHASE UNIT VALUE OF THE 12 MONTHS ENDED DECEMBER 31,



                                   2000     1999    1998     1997     1996     1995     1994    1993     1992     1991
North  American - AG Stock Index
Fund (Division  10A   --GUP       (10.25%)  19.38%  27.15%   31.80%   21.54%   35.98%  (0.29%)   8.80%   2.70%    20.49%
Contracts)

North  American - AG Stock Index
Fund  (Division 10B  --GTS-VA
Contracts)                        (9.64%)   20.22%  28.03%   32.68%   22.35%   36.87%   0.38%    9.58%   3.44%    21.35%

    CUMULATIVE CHANGE IN PURCHASE UNIT VALUE FOR EACH PERIOD END SINCE DECEMBER 31, 1990

North  American - AG Stock Index
Fund  (Division  10A  --GUP       298.38%  343.87%  271.81% 192.41%  121.87%   82.55%   34.25%  34.64%   23.75%   20.49%
Contracts)

North American - AG Stock Index
Fund  (Division 10B --GTS-VA
Contracts)                       326.63%  372.14%  292.74% 206.76%  131.21%   88.97%   38.07%  37.55%   25.52%   21.35%



                                 PAYOUT PAYMENTS
ASSUMED INVESTMENT RATE

    The discussion concerning the amount of payout payments which follows this section is based on an Assumed Investment Rate of 3 1/2% per annum (3% for GTS-VA Contracts sold in connection with section 403(b) plans). However, the Company will permit each Annuitant choosing a variable payout option to select an Assumed Investment Rate permitted by state law or regulations other than the 3 1/2% (or 3%) rate described in the Prospectus. The foregoing Assumed Investment Rates are used merely in order to determine the first monthly payment per thousand dollars of value. It should not be inferred that such rates will bear any relationship to the actual net investment experience of VALIC Separate Account A.

AMOUNT OF PAYOUT PAYMENTS

    The amount of the first variable payout payment to the Annuitant will depend on the amount of the Account Value applied to effect the variable payout as of the tenth day immediately preceding the date payout payments commence, the amount of any premium tax owed, the payout option selected, and the age of the Annuitant.

    The Contracts contain tables indicating the dollar amount of the first payout payment under each payout option for each $1,000 of Account Value (after the deduction for any premium tax) at various ages. These tables are based upon the Progressive Annuity Tables for GUP Contracts. GTS-VA Contracts use the 1949 male annuity mortality tables at 3% for Contracts sold in connection with section 403(b) plans and the Progressive Annuity Table (assuming all births in 1915) at 3.5% for all other Contracts.

    The portion of the first monthly variable payout payment derived from a Division of VALIC Separate Account A is divided by the Payout Unit Value for that Division (calculated ten days prior to the date of the first monthly payment) to determine the number of Payout Units in each Division represented by the payment. The number of such units will remain fixed during the Payout Period, assuming the Annuitant makes no transfers of Payout Units to provide Payout Units under another Division or to provide a fixed payout payment.

    The dollar amount of each subsequent variable payout payment is determined by multiplying the number of Payout Units in the Participant Account by the applicable Payout Unit value on the tenth day preceding the due date of such payment. The Payout Unit value will increase or decrease in proportion to the net investment factor for the

Contract since the date of the previous payout payment, less an adjustment to neutralize the Assumed Investment Rate referred to above. For example, a factor of .999919 is applied to Contracts containing a 3% Assumed Investment Rate and a factor of .999906 is applied to Contracts containing a 3.5% Assumed Investment Rate. (Calculation of the net investment factor is discussed in the Prospectus under "Purchase Period -- Purchase Unit Value.") This is true for all annuity options except the sixth payout option described in the Prospectus (see "Payout Period"). Under the sixth payout option, the amount of subsequent payments remains fixed, but the number of payments varies with the experience of Divisions 10A and 10B for GUP and GTS-VA, respectively.

    Therefore, the dollar amount of variable payout payments after the first year will vary with the amount by which the net investment return is greater or less than 3 1/2% per annum. For example, if a Division has a cumulative net investment return of 5% over a one year period, the first payout payment in the next year will be approximately 1 1/2 percentage points greater than the payment on the same date in the preceding year, and subsequent payments will continue to vary with the investment experience of the Division. If such net investment return is 1% over a one year period, the first payout payment in the next year will be approximately 2 1/2 percentage points less than the payment on the same date in the preceding year, and subsequent payments will continue to vary with the investment experience of the applicable Division.

    Each deferred Contract provides that, when fixed payout payments are to be made under one of the first four payout options, the monthly payment to the Annuitant will not be less than the monthly payment produced by the then current settlement option rates, which will not be less than the rates used for a currently issued single payment immediate annuity contract. The purpose of this provision is to assure the Annuitant that, at retirement, if the fixed payout purchase rates then required by the Company for new single payment immediate annuity contracts are significantly more favorable than the annuity rates guaranteed by a Contract, the Annuitant will be given the benefit of the new annuity rates.

PAYOUT UNIT VALUE

    The value of a Payout Unit is calculated at the same time that the value of an Purchase Unit is calculated and is based on the same values for Fund shares and other assets and liabilities. (See "Purchase Period" in the prospectus.)

    The Payout Unit value for any period is determined by multiplying the Payout Unit value for the immediately preceding period by the net investment factor for the date for which the Payout Unit value is being calculated. (The net investment factor used is the net investment factor used to calculate the Purchase Unit value described in the Prospectus under "Purchase Period.") In order to avoid the crediting of "double interest," the result is then multiplied by a factor to neutralize the Assumed Investment Rate built into the annuity table contained in the Contract. For example, a factor of .999919 is applied to Contracts containing a 3% Assumed Investment Rate, and a factor of .999906 is applied to Contracts containing a 3.5% rate.

    The following illustrations show, by use of hypothetical examples, the method of determining the Payout Unit value and the amount of variable annuity payments.

                ILLUSTRATION OF CALCULATION OF PAYOUT UNIT VALUE


       1. Payout Unit value, beginning of period....................................     $   1.000000
       2. Net investment factor for period..........................................         1.019991
       3. Daily adjustment for 3.5% Assumed Investment Rate.........................          .999906
       4. (2)x(3)...................................................................         1.019895
       5. Payout Unit value, end of period (1)x(4)..................................     $   1.019895

                         ILLUSTRATION OF PAYOUT PAYMENTS

ANY ANNUITANT AGE 65, LIFE ANNUITY WITH 120 PAYMENTS CERTAIN


       1. Number of Purchase Units at Payout Date.....................................       10,000.00
       2. Purchase Unit value.........................................................   $    1.000000
       3. Purchase Value of Contract (1)x(2)..........................................   $   10,000.00
       4. First monthly annuity payment per $1,000 of Accumulation Value..............   $        5.63
       5. First monthly annuity payment (3)x(4) DIVIDED BY 1,000......................   $       56.30
       6. Payout Unit value...........................................................   $    1.000000
       7. Number of Payout Units (5) DIVIDED BY (6)...................................           56.30
       8. Assume Payout Unit value for second month equal to..........................   $     .997000
       9. Second monthly Payout Payment (7)x(8).......................................   $       56.13
      10. Assume Payout Unit value for third month equal to...........................   $     .980000
      11. Third monthly Payout Payment (7)x(10).......................................   $       55.17


                   DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

    The Company has qualified or intends to qualify the Contracts for sale in all fifty states and the District of Columbia and will commence offering the Contracts promptly upon qualification in each such jurisdiction.

    The Contracts are sold in a continuous offering by licensed insurance agents who are registered representatives of broker-dealers which are members of the National Association of Securities Dealers, Inc. (the "NASD"). The principal underwriter for the Separate Account is The Variable Annuity Marketing Company (the "Distributor"), an affiliate of VALIC. The Distributor's address is 2929 Allen Parkway, Houston, Texas 77019. The Distributor is a Texas corporation and is a member of the NASD.


    The licensed agents who sell the Contracts will be compensated for such sales by commissions ranging up to 6.0% of each Purchase payment. Managers who supervise the agents will receive overriding commissions ranging to 1% of Purchase payments. (These various commissions are paid by the Company and do not result in any charge to Contract Owners or to the Separate Account in addition to the charges described under "Charges Under Variable Annuity Contracts.")

    Pursuant to its underwriting agreement with the Distributor and the Separate Account, the Company reimburses the Distributor for reasonable sales expenses, including overhead expenses. Sales commissions paid for the years 1998, 1999, and 2000 were $358,634, $29,986, and $283,157, respectively. The
Distributor retained $0 in commission for those same years.

                                     EXPERTS

    The consolidated balance sheets of the Company at December 31, 2000 and 1999, and the related consolidated statements of income, changes in stockholder's equity, comprehensive income, and cash flows for the years ended December 31, 2000, 1999, and 1998, and the statements of net assets and operations for the Company's Separate Account A at December 31, 2000 and for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended, appearing in this Statement of Additional Information have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere herein and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.


    The address of Ernst & Young LLP, independent auditors for the financial statements of the Company and the Company's Separate Account A, is One Houston Center, 1221 McKinney Street, Suite 2400, Houston, Texas 77010-2007.

                        COMMENTS ON FINANCIAL STATEMENTS

    The financial statements of The Variable Annuity Life Insurance Company should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts, which include death benefits, and its assumption of the mortality and expense risks.

    Divisions 10A and 10B are the only Divisions available under the Contracts described in the Prospectus. The Separate Account financial statements contained herein reflect the composition of the Separate Account as of December 31, 2000.

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT AUDITORS



To the Board of Directors
The Variable Annuity Life Insurance Company



         We have audited the accompanying consolidated balance sheets of The Variable Annuity Life Insurance Company and Subsidiaries as of December 31, 2000 and 1999, and the related consolidated statements of income, changes in stockholder's equity, comprehensive income, and cash flows for the years ended December 31, 2000, 1999 and 1998. These financial statements are the responsibility of the company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

         We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

         In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of The Variable Annuity Life Insurance Company and Subsidiaries at December 31, 2000 and 1999, and the consolidated results of their operations and their cash flows for the years ended December 31, 2000, 1999 and 1998 in conformity with accounting principles generally accepted in the United States.


                                                   /s/ Ernst & Young LLP




Houston, Texas
January 23, 2001

--------------------------------------------------------------------------------

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
Consolidated Balance Sheets

At December 31
In millions, except share data

                                                                                                       2000                   1999
------------------------------------------------------------------------------------------------------------------------------------
ASSETS               Investments
                        Fixed maturity securities
                           (amortized cost: $21,192 in 2000 and $21,797 in 1999)                     $ 21,076              $ 21,258
                        Equity securities (cost: $350 in 2000 and $182 in 1999)                           350                   220
                        Mortgage loans on real estate                                                   1,628                 1,478
                        Real estate                                                                        24                    25
                        Policy loans                                                                      901                   849
                        Other long-term invested assets                                                    32                    95
                        Short-term investments                                                            120                    94
                     ---------------------------------------------------------------------------------------------------------------
                           Total investments                                                           24,131                24,019
                     ---------------------------------------------------------------------------------------------------------------
                     Investment income receivable                                                         379                   387
                     Cash                                                                                  13                    26
                     Deferred policy acquisition costs                                                  1,401                 1,301
                     Cost of insurance purchased                                                           16                    19
                     Other assets                                                                         642                   181
                     Assets held in separate accounts                                                  19,774                21,390
                     ---------------------------------------------------------------------------------------------------------------
                           Total assets                                                              $ 46,356              $ 47,323
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES          Policy reserves for fixed annuity investment contracts                          $ 23,042              $ 23,441
                     Other liabilities                                                                    735                   245
                     Income tax liabilities                                                               419                   284
                     Liabilities related to separate accounts                                          19,774                21,390
                     ---------------------------------------------------------------------------------------------------------------
                           Total liabilities                                                           43,970                45,360
------------------------------------------------------------------------------------------------------------------------------------
STOCKHOLDER'S        Common stock, 5,000,000 shares authorized and 3,575,000 issued
EQUITY                  and outstanding in 2000 and 1999                                                    4                     4
                     Additional paid-in capital                                                           853                   851
                     Retained earnings                                                                  1,592                 1,395
                     Accumulated other comprehensive loss                                                 (63)                 (287)
                     ---------------------------------------------------------------------------------------------------------------
                           Total stockholder's equity                                                   2,386                 1,963
                     ---------------------------------------------------------------------------------------------------------------
                           Total liabilities and stockholder's equity                                $ 46,356              $ 47,323
                     ---------------------------------------------------------------------------------------------------------------
                     SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.





--------------------------------------------------------------------------------
2

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
Consolidated Statements of Income

For the years ended December 31
In millions


                                                                                         2000               1999               1998
------------------------------------------------------------------------------------------------------------------------------------
REVENUES             Premium and other considerations                                 $    40            $    19            $  --
                     Charges and fees                                                     318                242                182
                     Net investment income                                              1,838              1,834              1,811
                     Investment gains (losses)                                            (84)                 5                (28)
                     Other income                                                          18                 (7)                (6)
                     ---------------------------------------------------------------------------------------------------------------
                           Total revenues                                               2,130              2,093              1,959
------------------------------------------------------------------------------------------------------------------------------------
BENEFITS AND         Insurance policy benefits                                             41                 19               --
EXPENSES             Increase in policy reserves for fixed annuity contracts            1,198              1,213              1,296
                     Operating costs and expenses                                         316                277                221
                     Commissions                                                          165                149                124
                     Change in deferred policy acquisition costs
                        and cost of insurance purchased                                  (207)              (137)              (103)
                     ---------------------------------------------------------------------------------------------------------------
                           Total benefits and expenses                                  1,513              1,521              1,538
------------------------------------------------------------------------------------------------------------------------------------
EARNINGS             Income before income tax expense                                     617                572                421
                     Income tax expense                                                   209                195                137
                     ---------------------------------------------------------------------------------------------------------------
                           Net income                                                 $   408            $   377            $   284
                     ---------------------------------------------------------------------------------------------------------------
                     SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.



--------------------------------------------------------------------------------

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY

For the years ended December 31
In millions

                                                                                                 2000          1999          1998
-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK             Balance at beginning and end of year                                   $     4       $     4       $     4
-----------------------------------------------------------------------------------------------------------------------------------
ADDITIONAL               Balance at beginning of year                                               851           833           711
PAID-IN-CAPITAL          Capital contribution from stockholder                                        2            18           122
                         ----------------------------------------------------------------------------------------------------------
                           Balance at end of year                                                   853           851           833
-----------------------------------------------------------------------------------------------------------------------------------
RETAINED                 Balance at beginning of year                                             1,395         1,142         1,039
EARNINGS                 Net income                                                                 408           377           284
                         Dividends paid to stockholder                                             (211)         (124)         (181)
                         ----------------------------------------------------------------------------------------------------------
                           Balance at end of year                                                 1,592         1,395         1,142
-----------------------------------------------------------------------------------------------------------------------------------
ACCUMULATED OTHER        Balance at beginning of year                                              (287)          527           306
COMPREHENSIVE            Change in net unrealized gains (losses) on securities                      224          (814)          221
INCOME (LOSSES)          ----------------------------------------------------------------------------------------------------------
                           Balance at end of year                                                   (63)         (287)          527
-----------------------------------------------------------------------------------------------------------------------------------
STOCKHOLDER'S                 Balance at end of year                                            $ 2,386       $ 1,963       $ 2,506
EQUITY                   ----------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

                                                                                                   2000          1999          1998
-----------------------------------------------------------------------------------------------------------------------------------
NET INCOME              Net income                                                              $   408       $   377       $   284
-----------------------------------------------------------------------------------------------------------------------------------
OTHER                   Change in net unrealized gains (losses) on securities
COMPREHENSIVE              Fair value of fixed maturity securities                                  423        (1,684)          155
INCOME (LOSS)              Deferred policy acquisition costs and
                              cost of insurance purchased                                          (128)          499           172
                           Deferred income taxes                                                    (33)          351          (124)
                        -----------------------------------------------------------------------------------------------------------
                           Change in fixed maturity securities                                      262          (834)          203
                           Change in equity securities and other                                    (38)           20            18
                        -----------------------------------------------------------------------------------------------------------
                              Total                                                                 224          (814)          221
-----------------------------------------------------------------------------------------------------------------------------------
COMPREHENSIVE           Comprehensive income (loss)                                             $   632       $  (437)      $   505
INCOME (LOSS)           -----------------------------------------------------------------------------------------------------------
                        SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
4

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
CONSOLIDATED STATEMENTS OF CASH FLOWS

For the years ended December 31
In millions

                                                                                             2000             1999             1998
-----------------------------------------------------------------------------------------------------------------------------------
OPERATING            Net income                                                          $    408         $    377         $    284
ACTIVITIES           Reconciling adjustments to net cash provided by
                      operating activities:
                        Insurance and annuity liabilities                                   1,198            1,213            1,296
                        Deferred policy acquisition costs
                           and cost of insurance purchased                                   (225)            (137)            (103)
                        Other, net                                                            126              (74)             (44)
                     --------------------------------------------------------------------------------------------------------------
                           Net cash provided by operating activities                        1,507            1,379            1,433
-----------------------------------------------------------------------------------------------------------------------------------
INVESTING            Investment purchases                                                 (19,274)         (28,211)         (15,180)
ACTIVITIES           Investment dispositions and repayments                                19,586           27,789           14,732
                     Net (increase) decrease in short-term investments                        (26)              70             (104)
                     --------------------------------------------------------------------------------------------------------------
                           Net cash provided by (used for) investing activities               286             (352)            (552)
-----------------------------------------------------------------------------------------------------------------------------------
FINANCING            Policyholder account deposits                                          4,510            4,251            3,756
ACTIVITIES           Policyholder account withdrawals                                      (2,556)          (2,033)          (1,777)
                     Transfers to separate accounts                                        (3,551)          (3,218)          (2,728)
                     Capital contribution from stockholder                                      2               18              122
                     Dividends paid to stockholder                                           (211)            (124)            (181)
                     --------------------------------------------------------------------------------------------------------------
                           Net cash used for financing activities                          (1,806)          (1,106)            (808)
-----------------------------------------------------------------------------------------------------------------------------------
NET CHANGE           Net increase (decrease) in cash                                          (13)             (79)              73
IN CASH              Cash at beginning of year                                                 26              105               32
                     --------------------------------------------------------------------------------------------------------------
                           Cash at end of year                                           $     13         $     26         $    105
                     --------------------------------------------------------------------------------------------------------------
                     SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.




--------------------------------------------------------------------------------

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2000
In millions, except per share data
--------------------------------------------------------------------------------
                                        1
                         SIGNIFICANT ACCOUNTING POLICIES

1.1 ORGANIZATION AND NATURE OF OPERATIONS

     The Variable Annuity Life Insurance Company (VALIC), an indirect, wholly owned subsidiary of American General Corporation (AGC), provides tax-deferred retirement annuities and employer-sponsored retirement plans to employees of educational, health care, public sector and not-for-profit organizations. VALIC markets products nationwide through exclusive sales representatives.

     VALIC is 100% owned by American General Life Insurance Company (AGL), a wholly owned subsidiary of AGC Life Insurance Company (AGC Life). AGC Life is a wholly owned subsidiary of AGC. A summary of the accounting policies followed in the preparation of the consolidated financial statements is set forth below.

1.2 PREPARATION OF FINANCIAL STATEMENTS

     The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (GAAP) and include the accounts of VALIC and its wholly owned subsidiaries. To conform with the 2000 presentation, certain items in the prior year financial statements have been reclassified. All material intercompany transactions between VALIC and its subsidiaries have been eliminated in consolidation.

     The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and disclosures of contingent assets and liabilities. Ultimate results could differ from these estimates.

1.3 ACCOUNTING CHANGES

     DERIVATIVES. On January 1, 2001, VALIC adopted Statement of Financial Accounting Standards (SFAS) 133, "Accounting for Derivative Instruments and Hedging Activities," which requires all derivative instruments to be recognized at fair value in the balance sheet. Changes in the fair value of a derivative instrument are reported in net income or other comprehensive income, depending upon the intended use of the derivative instrument.

     Upon adoption, SFAS 133 did not have a material impact on consolidated results of operations and financial position in future periods. The impact of the fair value adjustments on derivatives which do not qualify for hedge accounting and any ineffectiveness resulting from hedging activities will be recorded in investment gains (losses).

1.4 INVESTMENTS

     FIXED MATURITY AND EQUITY SECURITIES. At year end, all fixed maturity and equity securities are classified as available-for-sale and recorded at fair value. After adjusting related balance sheet accounts as if the unrealized gains (losses) had been realized, the net adjustment is recorded in accumulated other comprehensive income (loss) within stockholder's equity. If the fair value of a security classified as available-for-sale declines below its cost and this decline is considered to be other than temporary, the security's amortized cost is reduced to its fair value, and the reduction is recorded as a realized loss.

     At various times, VALIC holds trading securities and reports them at fair value. VALIC held no trading securities at December 31, 2000 or 1999. Realized gains (losses) related to trading securities are included in net investment income; however, trading securities did not have a material effect on net investment income in 2000, 1999 or 1998.

     Equity partnerships, which are reported in equity securities, are accounted under the equity method of accounting. For those partnerships that report changes in the fair value of underlying equity investments in earnings, VALIC records its proportionate interest in investment gains (losses).

     MORTGAGE LOANS. Mortgage loans are reported at amortized cost, net of an allowance for losses. The allowance covers estimated losses based on our assessment of risk factors such as potential non-payment or non-monetary default. The allowance is primarily based on a loan-specific review.

     VALIC considers loans to be impaired when collection of all amounts due under the contractual terms is not probable. VALIC generally looks to the underlying collateral for repayment of these loans. Therefore, impaired loans are reported at the lower of amortized cost or fair value of the underlying collateral, less estimated cost to sell.

     REAL ESTATE. VALIC classifies real estate as held for investment or available for sale, based on management's intent. Real estate held for investment is carried at cost, less accumulated depreciation and impairment write-downs. Real estate available for sale is carried at the lower of cost (less accumulated depreciation, if applicable) or fair value less cost to sell.

     DOLLAR ROLL AGREEMENTS. Dollar rolls are agreements to sell mortgage-backed securities and to repurchase substantially the same securities at a specified price and date in the future. VALIC accounts for dollar rolls as short-term collateralized financings and includes the repurchase obligation in other liabilities. There were no dollar rolls outstanding at December 31, 2000 or 1999.

     POLICY LOANS. Policy loans are reported at unpaid principal balance.

     INVESTMENT INCOME. Interest on fixed maturity securities and performing mortgage loans is recorded as income when earned and is adjusted for any amortization of premium or discount. Interest on delinquent mortgage loans is recorded as income when received. Dividends are recorded as income on ex-dividend dates.

--------------------------------------------------------------------------------
6

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

December 31, 2000
In millions, except per share data
--------------------------------------------------------------------------------

1.4 INVESTMENTS -(CONTINUED)

     VALIC recognizes income on mortgage-backed securities using a constant effective yield based on estimated prepayments of the underlying mortgages. If actual prepayments differ from estimated prepayments, VALIC calculates a new effective yield and adjusts the net investment in the security accordingly. The adjustment is recognized in net investment income.

     INVESTMENT GAINS (LOSSES). Investment gains (losses) are recognized using the specific identification method.

1.5 DERIVATIVE FINANCIAL INSTRUMENTS

     USE OF DERIVATIVES. VALIC's use of derivative financial instruments is generally limited to interest rate and currency swap agreements, and options to enter into interest rate swap agreements (call swaptions). VALIC accounts for its derivative financial instruments as hedges.

     Hedge accounting requires a high correlation between changes in fair values or cash flows of the derivative financial instrument and the specific item being hedged, both at inception and throughout the life of the hedge.

     INTEREST RATE AND CURRENCY SWAP AGREEMENTS. Interest rate swap agreements convert specific investment securities from a floating-rate to a fixed-rate basis, or vice versa, and hedge against the risk of declining rates on anticipated security purchases. Currency swap agreements convert cash flows from specific investment securities denominated in foreign currencies into U.S. dollars at specified exchange rates and hedge against currency rate fluctuations on anticipated security purchases.

     The difference between amounts paid and received on swap agreements is recorded as an adjustment to investment income or interest expense, as appropriate, on an accrual basis over the periods covered by the agreements. The related amount payable to, or receivable from, counterparties is included in other liabilities or other assets.

     The fair values of swap agreements are recognized in the consolidated balance sheet if they hedge investments carried at fair value or if they hedge anticipated purchases of such investments. In this event, changes in the fair value of a swap agreement are reported in accumulated other comprehensive income
(loss) included in stockholder's equity, consistent with the treatment of the related investment security.

     For swap agreements hedging anticipated investment purchases, VALIC defers the net swap settlement amount or unrealized gain (loss) and includes it in the recorded amount of the anticipated transaction when it occurs.

     Swap agreements generally have terms of two to ten years. Gains or losses from early termination of a swap agreement are deferred and amortized into income over the remaining term of the related investment. If the underlying investment is extinguished or sold, any related gain (loss) on swap agreements is recognized in income.

     SWAPTIONS. Options to enter into interest rate swap agreements limit VALIC's exposure to reduced spreads between investment yields and interest rates credited to policyholders should interest rates decrease or increase significantly over prolonged periods.

     During prolonged periods of decreasing interest rates, the spread between investment yields and interest crediting rates may be reduced as a result of minimum rate guarantees on certain insurance and annuity contracts, which limit VALIC's ability to reduce interest crediting rates. Call swaptions, which allow VALIC to enter into interest rate swap agreements to receive fixed rates and pay lower floating rates, effectively maintain the spread between investment yields and interest crediting rates during such periods.

     During prolonged periods of increasing interest rates, the spread between investment yields and interest crediting rates may be reduced as a result of VALIC's decision to increase interest crediting rates to limit surrenders. Put swaptions, which allow VALIC to enter into interest rate swap agreements to pay fixed rates and receive higher floating rates, effectively maintain the spread between investment yields and interest crediting rates during such periods.

     Premiums paid to purchase swaptions are included in other long-term invested assets and are amortized to net investment income over the exercise period of the swaptions. If a swaption is terminated, any gain is deferred and amortized to insurance and annuity benefits over the expected life of the insurance and annuity contracts and any unamortized premium is charged to income. If a swaption ceases to be an effective hedge, any gain (loss) is recognized in income.

1.6 DEFERRED POLICY ACQUISITION COSTS (DPAC)
     Certain costs of writing an insurance policy, including commissions, underwriting and marketing expenses, are deferred and reported as DPAC. DPAC is charged to expense in relation to the estimated gross profits of the insurance contracts, including realized gains (losses).

     If the estimate of future gross profits changes significantly, DPAC balances are recalculated using the new assumptions. Any resulting adjustment is included in current earnings as an adjustment to DPAC amortization.

     DPAC is adjusted for the impact on estimated future gross profits as if net unrealized gains (losses) on securities had been realized at the balance sheet date. The impact of this adjustment is included in accumulated other comprehensive income (loss) within stockholder's equity.

     VALIC reviews the carrying value of DPAC on at least an annual basis. Management considers estimated future gross profit margins as well as expected mortality, interest earned and credited rates, persistency, and expenses in determining whether the carrying amount is recoverable. Any amounts deemed unrecoverable are charged to expense.


--------------------------------------------------------------------------------

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
Notes to Consolidated Financial Statements - Continued

December 31, 2000
In millions, except per share data
--------------------------------------------------------------------------------

1.7 COST OF INSURANCE PURCHASED (CIP)

     The cost assigned to certain acquired insurance contracts in force at the acquisition date is reported as CIP. Interest is accreted on the unamortized balance of CIP at rates ranging from 5.0% to 5.9% in 2000, 1999 and 1998. CIP is charged to expense and adjusted for the impact of net unrealized gains (losses) on securities in the same manner as DPAC. VALIC reviews the carrying amount of CIP on at least an annual basis using the same methods used to evaluate DPAC.

1.8 SEPARATE ACCOUNTS

     Separate accounts are assets and liabilities associated with certain contracts, principally annuities for which the investment risk lies solely with the holder of the contract rather than VALIC. Consequently, VALIC's liability for these accounts equals the value of the account's assets. Investment income, realized investment gains (losses) and policyholder account deposits and withdrawals related to separate accounts are excluded from the consolidated statements of income and cash flows. Assets held in the separate accounts consist primarily of shares in mutual funds, which are carried at fair value, based on the quoted net asset value per share of the funds. Management fees and other charges assessed against the contracts are included in charges and fees.

1.9 POLICY RESERVES

     Net deposits made by fixed annuity policyholders are accumulated at interest rates guaranteed by VALIC plus excess interest credited at the sole discretion of the board of directors until benefits are payable. Reserves for deferred annuities (accumulation phase) are equivalent to the policyholders' account values. Reserves for annuities on which benefits are currently payable (annuity payout phase) are provided based upon estimated mortality and other assumptions, including provisions for the risk of adverse deviation from assumptions, which were appropriate at the time the contracts were issued. The 1971 Individual or Group Annuity Mortality Tables, the 1983a Table, the Annuity 2000 Table, and the GAR 94 Table have been used to provide for future annuity benefits in the annuity payout phase. Interest rates used in determining reserves for policy benefits during both the accumulation and annuity payout phases range from 3.5% to 13.5% at December 31, 2000 and 1999.

1.10 RECOGNITION OF REVENUES AND COSTS

     Most receipts for annuities are classified as deposits instead of revenues. Revenues for these contracts consist of mortality, expense, and surrender charges. For limited-payment contracts, net premiums are recorded as revenue.

1.11 INCOME TAXES

     Deferred tax assets and liabilities are established for temporary differences between the financial reporting basis and the tax basis of assets and liabilities, at the enacted tax rates expected to be in effect when the temporary differences reverse. The effect of a tax rate change is recognized in income in the period of enactment. State income taxes are included in income tax expense.

     A valuation allowance for deferred tax assets is provided if it is more likely than not that some portion of the deferred tax asset may not be realized. An increase or decrease in the valuation allowance that results from a change in circumstances that causes a change in judgment about the realizability of the related deferred tax asset is included in income. A change related to fluctuations in fair value of available-for-sale fixed maturity securities is included in accumulated other comprehensive income (loss) in stockholder's equity.

1.12 STATUTORY ACCOUNTING

     State insurance laws and regulations prescribe accounting practices for calculating statutory net income and equity of insurance companies. In addition, state regulators may permit statutory accounting practices that differ from prescribed practices. The use of such permitted practices did not have a material effect on VALIC's statutory equity or net income at December 31, 2000, 1999, and 1998, or for the years then ended.

     Effective January 1, 2001, insurance companies are required to prepare statutory financial statements in accordance with the National Association of Insurance Commissioners' Codification of Statutory Accounting Principles. The adoption of codification did not have a material impact on VALIC's statutory net income or equity.

     Statutory accounting practices differ from GAAP. Significant differences were as follows:


                                2000       1999       1998
----------------------------------------------------------
Statutory net income         $   270    $   256    $   170
Change in DPAC and CIP           207        137        103
Investment valuation
  differences                     34         21         48
Policy reserve adjustments        38         42         67
Deferred income taxes           (105)       (58)       (57)
Other, net                       (36)       (21)       (47)
----------------------------------------------------------
   GAAP net income           $   408    $   377    $   284
----------------------------------------------------------
Statutory equity             $ 1,387    $ 1,331    $ 1,237
Asset valuation reserve          267        272        230
Investment valuation
  differences*                  (117)      (550)     1,128
DPAC and CIP                   1,417      1,320        687
Non-admitted assets               44        104         72
Policy reserve adjustments       (54)       (92)      (134)
Deferred income taxes           (404)      (266)      (556)
Other, net                      (154)      (156)      (158)
----------------------------------------------------------
   GAAP equity               $ 2,386    $ 1,963    $ 2,506
----------------------------------------------------------

* Primarily GAAP unrealized gains (losses) on securities



--------------------------------------------------------------------------------
8

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

Notes to Consolidated Financial Statements - Continued

December 31, 2000 In
millions, except per share data
--------------------------------------------------------------------------------

1.13 COINSURANCE TRANSACTION

     On May 21, 1998, VALIC completed the acquisition of a block of individual annuity business in a coinsurance transaction for a cost of $24 million. This transaction increased assets and insurance and annuity liabilities by $688 million.

                                        2
                                   INVESTMENTS

2.1 NET INVESTMENT INCOME

     Income by type of investment was as follows:


                               2000       1999       1998
---------------------------------------------------------
Non-affiliated fixed
  maturity securities       $ 1,604    $ 1,670    $ 1,664
Affiliated fixed
  maturity securities             6          2          3
Equity securities                20         15       --
Mortgage loans on
  real estate                   123        104        113
Other                           114         71         63
---------------------------------------------------------
  Gross investment income     1,867      1,862      1,843
  Investment expense            (29)       (28)       (32)
---------------------------------------------------------
    Net investment income   $ 1,838    $ 1,834    $ 1,811
---------------------------------------------------------

     The carrying value of investments that produced no investment income during 2000 totaled $180 million or 0.75% of total invested assets. The ultimate disposition of these assets is not expected to have a material effect on VALIC's consolidated results of operations or financial position. There were no investments during 1999 and 1998 that did not produce investment income.

     Derivative financial instruments related to investment securities did not have a material effect on net investment income in any of the three years ended in the period December 31, 2000.

2.2 INVESTMENT GAINS (LOSSES)
     Investment gains (losses) were as follows:


                                                 2000         1999         1998
-------------------------------------------------------------------------------
Fixed maturity securities
  Gross gains                                   $  50        $ 101        $  14
  Gross losses                                   (136)         (86)         (50)
-------------------------------------------------------------------------------
    Total fixed maturity
        securities                                (86)          15          (36)
-------------------------------------------------------------------------------
Mortgage loans on real estate                       3           (4)           9
Real estate                                        (3)        --              7
Other long-term investments                       (11)           2         --
DPAC amortization and
  investment expense                               13           (8)          (8)
-------------------------------------------------------------------------------
  Investment gains (losses)                     $ (84)       $   5        $ (28)
-------------------------------------------------------------------------------

2.3 FIXED MATURITY AND EQUITY SECURITIES

     VALUATION. Amortized cost and fair value of fixed maturity and equity securities at December 31 were as follows:

                                           Amortized Cost    Gross Unrealized Gains   Gross Unrealized Losses        Fair Value
                                      --------------------------------------------------------------------------------------------
                                         2000         1999      2000         1999       2000           1999        2000       1999
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury securities and
  obligations of U.S. government
  corporations and agencies           $   106      $   159   $     6      $    10      $--           $   (1)   $    112   $    168
Obligations of states and
  political subdivisions                  126          105         2         --           (4)            (7)        124         98
Debt securities issued by
  foreign governments                     164          134         6            3         (2)          --           168        137
Corporate securities                   15,825       16,584       326          122       (558)          (639)     15,593     16,067
Mortgage-backed securities              4,954        4,774       112           31         (4)           (58)      5,062      4,747
Affiliated fixed maturity securities       17           27      --           --         --             --            17         27
Redeemable preferred stock               --             14      --           --         --             --          --           14
------------------------------------------------------------------------------------------------------------------------------------
Total fixed maturity securities       $21,192      $21,797   $   452      $   166      $(568)        $ (705)   $ 21,076   $ 21,258
------------------------------------------------------------------------------------------------------------------------------------
Equity securities                     $   350      $   182   $     6      $    38      $  (6)        $ --      $    350   $    220
------------------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
Notes to Consolidated Financial Statements - Continued

December 31, 2000
In millions, except per share data
--------------------------------------------------------------------------------

2.3 FIXED MATURITY AND EQUITY SECURITIES- (CONTINUED)

     MATURITIES. The contractual maturities of fixed maturity securities at December 31, 2000 were as follows:

                                                            Amortized     Fair
                                                               Cost       Value
--------------------------------------------------------------------------------
Fixed maturity securities, excluding
  mortgage-backed securities, due
   In one year or less                                       $   713     $   714
   In years two through five                                   4,666       4,686
   In years six through ten                                    5,707       5,646
   After ten years                                             5,152       4,968
Mortgage-backed securities                                     4,954       5,062
--------------------------------------------------------------------------------
       Total fixed maturity securities                       $21,192     $21,076
--------------------------------------------------------------------------------

     Actual maturities may differ from contractual maturities since borrowers may have the right to call or prepay obligations. VALIC may sell investments before maturity to achieve corporate requirements and investment strategies.

     NET UNREALIZED GAINS (LOSSES). Net unrealized gains (losses) on fixed maturity and equity securities included in accumulated other comprehensive income (loss) at December 31 were as follows:

                                               2000          1999          1998
-------------------------------------------------------------------------------
Gross unrealized gains                      $   452       $   204       $ 1,237
Gross unrealized losses                        (568)         (705)          (74)
DPAC adjustments                                 31           159          (340)
Deferred federal income taxes                    22            55          (296)
-------------------------------------------------------------------------------
  Net unrealized gains
   (losses) on securities                   $   (63)      $  (287)      $   527
--------------------------------------------------------------------------------

2.4 MORTGAGE LOANS ON REAL ESTATE

     DIVERSIFICATION. Diversification of the geographic location and type of property collateralizing mortgage loans reduces the concentration of credit risk. For new loans, VALIC generally requires loan-to-value ratios of 75% or less, based on management's credit assessment of the borrower.

     At December 31 the mortgage loan portfolio was distributed as follows:

                                            2000        1999
---------------------------------------------------------------
Geographic distribution:
  Atlantic                                   44%           44 %
  Central                                    33            31
  Pacific and Mountain                       23            25
---------------------------------------------------------------
    Total mortgage loans                    100%          100 %
---------------------------------------------------------------
Property type:
  Office                                     43%           39 %
  Retail                                     29            34
  Industrial                                 16            18
  Apartments                                  7             7
  Residential and other                       5             2
---------------------------------------------------------------
    Total mortgage loans                    100%          100 %
---------------------------------------------------------------

     ALLOWANCE. Activity in the allowance for mortgage loan losses was as follows:

                                                 2000         1999         1998
-------------------------------------------------------------------------------
Balance at January 1                             $ 14         $ 12         $ 21
Provision for (recovery of)
  mortgage loan losses                            --             4           (7)
Deductions                                         (7)          (2)          (2)
-------------------------------------------------------------------------------
Balance at December 31                           $  7         $ 14         $ 12
--------------------------------------------------------------------------------

     IMPAIRED LOANS. Impaired mortgage loans were $0, $17 million, and $13 million at December 31, 2000, 1999, and 1998, respectively. There was no interest income related to impaired loans for 2000, 1999 and 1998.

2.5  CASH FLOWS FROM INVESTING ACTIVITIES

     Uses of cash for investment purchases were as follows:

                                                2000          1999          1998
--------------------------------------------------------------------------------
Fixed maturity securities                    $ 8,537       $10,823       $ 5,469
Other                                         10,737        17,388         9,711
--------------------------------------------------------------------------------
  Total                                      $19,274       $28,211       $15,180
--------------------------------------------------------------------------------

     Sources of cash from investment dispositions and repayments were as follows:

                                                2000          1999          1998
--------------------------------------------------------------------------------
Fixed maturity securities                    $ 9,068       $10,829       $ 4,444
Mortgage loans on
  real estate                                    134           133           241
Equity securities                                172            42             8
Real estate                                     --               4            17
Other                                         10,212        16,781        10,022
--------------------------------------------------------------------------------
  Total                                      $19,586       $27,789       $14,732
--------------------------------------------------------------------------------

                                        3
                    DEFERRED POLICY ACQUISITION COSTS (DPAC)

     Activity in DPAC was as follows:


                                                 2000         1999         1998
-------------------------------------------------------------------------------
Balance at January 1                          $ 1,301      $   665      $   392
Deferrals:
  Commissions                                      92           90           83
  Other acquisition costs                          86          106           77
Accretion of interest                              84           78           73
Amortization                                      (52)        (134)        (128)
Offset to realized (gains) losses                  18           (3)          (4)
Effect of net unrealized
  (gains) losses on securities                   (128)         499          172
-------------------------------------------------------------------------------
Balance at December 31                        $ 1,401      $ 1,301      $   665
-------------------------------------------------------------------------------

     An adjustment was recorded to DPAC amortization in 2000 to reflect revisions to underlying interest spread assumptions to more closely approximate expected future experience.




--------------------------------------------------------------------------------
10

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
Notes to Consolidated Financial Statements - Continued

December 31, 2000
In millions, except per share data
--------------------------------------------------------------------------------

                                        4
                        COST OF INSURANCE PURCHASED (CIP)

     Activity in CIP was as follows:


                                                 2000         1999         1998
-------------------------------------------------------------------------------
Balance at January 1                             $ 19         $ 22         $--
Additions from acquisitions                       --           --            24
Accretion of interest                               1            1            1
Amortization                                       (4)          (4)          (3)
-------------------------------------------------------------------------------
Balance at December 31                           $ 16         $ 19         $ 22
--------------------------------------------------------------------------------

     CIP amortization, net of accretion, expected to be recorded in each of the next five years is $2 million, $2 million, $2 million, $1 million, and $1 million.

                                        5
                                  INCOME TAXES

5.1 TAX-SHARING AGREEMENT

     VALIC, combined with its separate accounts, is taxed as a life insurance company. VALIC and the separate accounts are included in the consolidated life insurance company tax return of AGC. VALIC participates in a tax-sharing agreement with the other companies included in the consolidated return. Under this agreement, tax payments are made to AGC as if the companies filed separate tax returns and companies incurring operating losses and/or capital losses are reimbursed for the use of these losses by the consolidated return group.

5.2 TAX LIABILITIES

     Components of income tax liabilities and assets at December 31 were as follows:


                                                              2000         1999
-------------------------------------------------------------------------------
Current tax liabilities                                      $  15        $  18
-------------------------------------------------------------------------------
Deferred tax liabilities, applicable to:
  Basis differential of investments                             15           31
  DPAC and CIP                                                 485          451
  Other                                                         67           40
-------------------------------------------------------------------------------
   Total deferred tax liabilities                              567          522
-------------------------------------------------------------------------------
Deferred tax assets, applicable to:
  Policy reserves                                             (129)        (140)
  Basis differential of investments                            (16)        (176)
  Other                                                        (26)          (8)
-------------------------------------------------------------------------------
   Gross deferred tax assets                                  (171)        (324)
   Valuation allowance                                           8           68
-------------------------------------------------------------------------------
     Total deferred tax assets, net                           (163)        (256)
-------------------------------------------------------------------------------
  Net deferred tax liabilities                                 404          266
-------------------------------------------------------------------------------
     Total income tax liabilities                            $ 419        $ 284
-------------------------------------------------------------------------------

     The deferred tax assets applicable to basis differential of investments at year-end 2000 and 1999 were due to recognition of unrealized losses on available-for-sale securities on the balance sheet. Since a portion of these deferred tax assets may not be realized, management established valuation allowances of $8 million in 2000 and $68 million in 1999. These balance sheet adjustments had no income statement impact.

5.3 TAX EXPENSE

Components of income tax expense were as follows:

                                                 2000         1999          1998
--------------------------------------------------------------------------------
Current:
  Federal                                       $ 101        $ 133         $  78
  State                                             3            4             2
--------------------------------------------------------------------------------
    Total current income
       tax expense                                104          137            80
--------------------------------------------------------------------------------
Deferred, applicable to:
  DPAC                                             79           48            35
  Policy reserves                                  11           (6)            4
  Basis differential of
     investments                                    5            8            13
  Other, net                                       10            8             5
--------------------------------------------------------------------------------
    Total deferred income
       tax expense                                105           58            57
--------------------------------------------------------------------------------
       Income tax expense                       $ 209        $ 195         $ 137
--------------------------------------------------------------------------------

     A reconciliation between the federal income tax rate and the effective tax rate follows:

                                              2000          1999          1998
------------------------------------------------------------------------------
Federal income tax rate                         35%           35%           35%
Income tax expense at
  applicable rate                            $ 216         $ 200         $ 147
Dividends received
  deduction                                    (15)          (13)           (8)
Tax-exempt interest (ESOP)                      (2)           (2)           (3)
State income taxes                               6             5             4
Other items                                      4             5            (3)
------------------------------------------------------------------------------
  Income tax expense                         $ 209         $ 195         $ 137
------------------------------------------------------------------------------

5.4 TAXES PAID

     Income taxes paid to AGC were as follows:

                                            2000            1999            1998
--------------------------------------------------------------------------------
Federal                                     $102            $ 99            $ 93
State                                          5               1               3
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
Notes to Consolidated Financial Statements - Continued

December 31, 2000
In millions, except per share data
--------------------------------------------------------------------------------

                                        6
                                  CAPITAL STOCK

     VALIC has two classes of capital stock: preferred stock ($1.00 par value, 2 million shares authorized) that may be issued with such dividend, liquidation, redemption, conversion, voting and other rights as the board of directors may determine, and common stock ($1.00 par value, 5 million shares authorized).

     VALIC is restricted by state insurance laws as to the amount it may pay as dividends without prior approval from the Texas Department of Insurance. The maximum dividend payout which may be made without prior approval in 2001 is $270 million.

                                        7
                        DERIVATIVE FINANCIAL INSTRUMENTS

7.1 INTEREST RATE AND CURRENCY SWAP AGREEMENTS

     Interest rate and currency swap agreements related to investment securities at December 31 were as follows:


                                                               2000        1999
-------------------------------------------------------------------------------
Interest rate swap agreements
  to pay fixed rate
     Notional amount                                       $    132    $    132
     Average receive rate                                    6.72%         6.72%
     Average pay rate                                          6.93        6.52
-------------------------------------------------------------------------------
Currency swap agreements
  (receive U.S. $/pay Canadian $)
     Notional amount (in U.S. $)                           $     68    $    108
     Average exchange rate                                     1.44        1.50
-------------------------------------------------------------------------------
Currency swap agreements
  (receive U.S. $/pay Australian $)
     Notional amount (in U.S.$)                            $     23    $     23
     Average exchange rate                                     1.85        1.85
-------------------------------------------------------------------------------


7.2 SWAPTIONS

     Swaptions at December 31 were as follows:

                                                               2000        1999
-------------------------------------------------------------------------------
Call swaptions
   Notional amount                                         $    470   $   2,195
   Average strike rate                                         5.00 %      4.63%
-------------------------------------------------------------------------------
Put swaptions
   Notional amount                                         $    545   $   1,300
   Average strike rate                                         8.77 %      8.50%
-------------------------------------------------------------------------------

     The swaptions outstanding at December 31, 2000 expire in 2001. Should the strike rates remain below market rates (for call swaptions) and above market rates (for put swaptions), the swaptions will expire and VALIC's exposure would be limited to the premiums paid. These premiums were immaterial.

7.3 CREDIT AND MARKET RISK

     Derivative financial instruments expose VALIC to credit risk in the event of nonperformance by counterparties. VALIC limits this exposure by entering into agreements with counterparties having high credit ratings and by regularly monitoring the ratings. VALIC does not expect any counterparty to fail to meet its obligation; however, nonperformance would not have a material impact on VALIC's consolidated results of operations and financial position.

     VALIC's exposure to market risk is mitigated by the offsetting effects of changes in the value of the agreements and the related items being hedged.

                                        8
                       FAIR VALUE OF FINANCIAL INSTRUMENTS

     Carrying amounts and fair values for certain of VALIC's financial instruments at December 31 are presented below. Care should be exercised in drawing conclusions based on fair value, since (1) the fair values presented do not include the value associated with all of VALIC's assets and liabilities, including the values of underlying customer relationships and distribution systems, and (2) the reporting of investments at fair value without a corresponding revaluation of related policyholder liabilities can be misinterpreted.


                                                                         2000                                  1999
------------------------------------------------------------------------------------------------------------------------------------
                                                            FAIR VALUE       CARRYING AMOUNT       Fair Value       Carrying Amount
------------------------------------------------------------------------------------------------------------------------------------
Assets
  Fixed maturity and equity securities                    $       21,426*    $       21,426*    $       21,478 *   $      21,478*
  Mortgage loans on real estate                                    1,634              1,628              1,414             1,478
  Policy loans                                                       905                901                806               849
  Short-term investments                                             120                120                 94                94
  Assets held in separate accounts                                19,774             19,774             21,390            21,390
Liabilities
  Insurance investment contracts                          $       22,816     $       23,042     $       21,817     $      23,441
  Liabilities related to separate accounts                        19,774             19,774             21,390            21,390
------------------------------------------------------------------------------------------------------------------------------------

* Includes derivative financial instruments with a fair value of $9 in 2000 and ($4) in 1999.

--------------------------------------------------------------------------------
12

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
Notes to Consolidated Financial Statements - Continued

December 31, 2000
In millions, except per share data
--------------------------------------------------------------------------------

8. FAIR VALUE OF FINANCIAL INSTRUMENTS -(CONTINUED)

     The following methods and assumptions were used to estimate the fair values of financial instruments.

     FIXED MATURITY AND EQUITY SECURITIES. Fair values of fixed maturity and equity securities were based on quoted market prices, where available. For investments not actively traded, fair values were estimated using values obtained from independent pricing services or, in the case of some private placements, by discounting expected future cash flows using a current market rate applicable to yield, credit quality and average life of the investments.

     MORTGAGE LOANS ON REAL ESTATE. Fair value of mortgage loans was estimated primarily using discounted cash flows, based on contractual maturities and risk-adjusted discount rates.

     POLICY LOANS. Fair value of policy loans was estimated using discounted cash flows and actuarially-determined assumptions, incorporating market rates.

     ASSETS AND LIABILITIES RELATED TO SEPARATE ACCOUNTS. Fair value of separate account assets and liabilities was based on quoted net asset value per share of the underlying mutual funds and on quoted market prices of the underlying fixed maturity and equity securities.

     INSURANCE INVESTMENT CONTRACTS. Fair value of insurance investment contracts was estimated using cash flows discounted at market interest rates.

                                       9
                     TRANSACTIONS WITH AFFILIATED COMPANIES

     In the ordinary course of business, VALIC is occasionally involved in transactions with affiliated companies. Transactions involving the purchase or disposal of securities are consummated at the market value of the security on the date of the transaction. Transactions with affiliated companies during each of the three years in the period ended December 31, 2000 were as follows:

     Operating expenses include $75 million in 2000, $44 million in 1999, and $47 million in 1998, for amounts paid to AGC or its subsidiaries primarily for rent, data processing services, use of facilities and investment expenses. Interest paid on borrowings from AGC totaled $0 in 2000, $2 million in 1999, and $0 in 1998.

     On November 4, 1982, VALIC invested $12 million in a 13 1/2% Restricted Subordinated Note due November 4, 2002 issued by AGC. Principal payments of $1 million were received on November 4, 2000, 1999, and 1998. VALIC recognized $1 million in interest income during 2000, 1999, and 1998.

     On December 31, 1984, VALIC entered into a $49 million note purchase agreement with AGC. Under the agreement AGC issued an adjustable rate promissory note in exchange for VALIC's holdings of AGC preferred stock, common stock and warrants. The principal amount of the note is due in 20 equal installment payments commencing December 29, 1985 and concluding December 29, 2004. Principal payments of $2.4 million were received on December 29, 2000, 1999, and 1998. VALIC recognized $1 million of interest income on the note during 2000, 1999, and 1998.

     VALIC paid common stock dividends of $211 million, $59.12 per share; $124 million, $34.69 per share; and $181 million, $50.63 per share to AGL in 2000, 1999, and 1998, respectively.

     VALIC received capital contributions of $2 million, $18 million, and $122 million from AGL in 2000, 1999, and 1998, respectively.

                                       10
                          COMMITMENTS AND CONTINGENCIES

     VALIC is a defendant in various lawsuits arising in the ordinary course of business. VALIC believes it has valid defenses in these lawsuits and is defending the cases vigorously. Based upon information presently available, VALIC believes that the total amounts that may ultimately have to be paid arising from these lawsuits will not have a material adverse effect on VALIC's results of operations and financial position. However, it should be noted that the frequency of large damage awards, including punitive damage awards that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions, continues to create the potential for an unpredictable judgement in any given suit.

     All 50 states have laws requiring solvent life insurance companies to pay assessments to state guaranty associations to protect the interests of policyholders of insolvent life insurance companies. The accrued liability for anticipated assessments was $4 million, $6 million, and $5 million, at December 31, 2000, 1999, and 1998, respectively. The 2000 liability was estimated by VALIC using the latest information available from the National Organization of Life and Health Insurance Guaranty Associations. Although the amount accrued represents VALIC's best estimate of its liability, this estimate may change in the future. Additionally, changes in state laws could decrease the amount recoverable against future premium taxes.



--------------------------------------------------------------------------------

     THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
Notes to Consolidated Financial Statements - Continued

December 31, 2000
In millions, except per share data
--------------------------------------------------------------------------------

                                       11
                             EMPLOYEE BENEFIT PLANS

11.1 PENSION PLANS

     VALIC provides several employee benefit plans which together cover substantially all of its employees. One of these plans is a defined benefit plan. Pension benefits under this plan are based on the participant's compensation and length of credited service. VALIC's funding policy for this plan is to contribute annually no more than the maximum amount that can be deducted for federal income tax purposes.

     The components of pension expense and underlying assumptions for the defined benefit plan were as follows:

                                                  2000        1999        1998
------------------------------------------------------------------------------
Service cost (benefits earned)
  during period                                    $ 2         $ 1         $ 2
Interest cost on projected
  benefit obligation                                 2           2           1
Expected return on plan assets                      (2)         (1)         (1)
------------------------------------------------------------------------------
  Total pension expense                            $ 2         $ 2         $ 2
------------------------------------------------------------------------------
Weighted-average discount
  rate on benefit obligation                       8.00%       7.75%       7.00%
Rate of increase in
  compensation levels                              4.50%       4.25%       4.25%
Expected long-term rate of
  return on plan assets                            10.35%      10.35%      10.25%
------------------------------------------------------------------------------

     The following table sets forth the funded status and amounts recognized in the consolidated balance sheet at December 31, 2000 and 1999 for VALIC's defined benefit pension plan:


                                                               2000        1999
-------------------------------------------------------------------------------
Projected benefit obligation                                   $ 26        $ 22
Plan assets at fair value                                        22          18
-------------------------------------------------------------------------------
Projected benefit obligation in excess of
  plan assets                                                    (4)         (4)
Unrecognized net loss                                            (4)         (2)
-------------------------------------------------------------------------------
    Net pension liability                                      $ (8)       $ (6)
--------------------------------------------------------------------------------

     At December 31, 2000, the plans' assets were invested as follows: (1) 66% in equity mutual funds managed outside of AGC; (2) 28% in fixed income mutual funds managed by one of AGC's subsidiaries; (3) 6% in AGC stock.

11.2 POSTRETIREMENT BENEFITS OTHER THAN PENSIONS

     VALIC, through AGC, provides life, medical, supplemental major medical, and dental benefits for certain retired employees and agents. Most plans are contributory, with retiree contributions adjusted annually to limit employer contributions to predetermined amounts. VALIC has reserved the right to change or eliminate these benefits at any time.

     The life plans are fully insured; the retiree medical and dental plans are unfunded and self-insured. The accrued liability for postretirement benefits was $3.1 million and $2.7 million at year-end 2000 and 1999, respectively. These liabilities were discounted at the same rates used for the pension plans. Postretirement benefit expense in 2000, 1999, and 1998 was immaterial.

                                       12
                                SUBSEQUENT EVENT

     On March 12, 2001, AGC entered into a definitive agreement with Prudential plc. Under the agreement, AGC's shareholders will exchange shares of AGC's common stock for 3.6622 shares of Prudential plc common stock. The transaction, which is subject to shareholder and regulatory approvals, is expected to be completed in third quarter 2001.


--------------------------------------------------------------------------------
14

================================================================================
                               TABLE OF CONTENTS
================================================================================


The Variable Annuity Life Insurance Company
Separate Account A - Annual Report
December 31, 2000


Report of Independent Auditors ......................................    1
Summary of Financial Statements .....................................    3
Statement of Net Assets .............................................    4
Statement of Operations .............................................   10
Statements of Changes in Net Assets .................................   18
Notes to Financial Statements .......................................   43

================================================================================
                        REPORT OF INDEPENDENT AUDITORS                        1
================================================================================


To the Board of Directors of The Variable Annuity Life Insurance Company and Contract Owners of The Variable Annuity Life Insurance Company Separate Account A

We have audited the accompanying statement of net assets of The Variable Annuity Life Insurance Company Separate Account A (comprised of the following divisions:
1, 2, 4 through 8 inclusive, 10A, 10B, 10C, 10D, and 11 through 73 inclusive) (collectively the "Separate Account") as of December 31, 2000. We have also audited the related statement of operations for the period ended December 31, 2000 as indicated therein, and the statements of changes in net assets for the periods ended December 31, 2000 and 1999 as indicated therein. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion the financial statements referred to above present fairly, in all material respects the financial position of the Separate Account at December 31, 2000, and the results of its operations for the period ended December 31, 2000 as indicated therein, and changes in its net assets for the periods ended December 31, 2000 and 1999 as indicated therein, in conformity with accounting principles generally accepted in the United States.



                                         /s/ Ernst & Young LLP

Houston, Texas
March 30, 2001

================================================================================
 2
================================================================================








                          [Intentionally Left Blank]

================================================================================
                        SUMMARY OF FINANCIAL STATEMENTS                       3
================================================================================


STATEMENT OF NET ASSETS
December 31, 2000
                                                                                                              ALL DIVISIONS
ASSETS:                                                                                                    --------------------
                                                                                                           $     19,597,051,375
Investment in shares of mutual funds, at market (cost $19,755,974,159) ........................                      14,081,412
Balance due from VALIC general account, net ...................................................                      41,168,073
Receivable for mutual fund sales, net .........................................................            --------------------
                                                                                                           $     19,652,300,860
NET ASSETS ....................................................................................            --------------------

CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:
Reserves for redeemable annuity contracts                                                                  $     19,537,316,345
  (net of applicable contract loans - partial withdrawals with right of reinvestment)..........                      24,615,927
Reserves for annuity contracts on benefit .....................................................                      90,368,588
Capital surplus ...............................................................................            --------------------
                                                                                                           $     19,652,300,860
TOTAL CONTRACT OWNER RESERVES AND CAPITAL SURPLUS .............................................            --------------------


STATEMENT OF OPERATIONS
For the Year Ended December 31, 2000

INVESTMENT INCOME:                                                                                             ALL DIVISIONS
                                                                                                           --------------------
Dividends from mutual funds ...................................................................            $        198,555,195
                                                                                                           --------------------
EXPENSES:
Mortality and expense risk charge .............................................................                     231,144,881
Reimbursement of expenses .....................................................................                     (14,689,232)
  NET EXPENSES ................................................................................                     216,455,649
                                                                                                           --------------------
NET INVESTMENT LOSS ...........................................................................                     (17,900,454)
                                                                                                           --------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments ..............................................................                     563,854,383
Capital gains distributions from mutual funds .................................................                   2,313,016,253
Net unrealized depreciation of investments during the period ..................................                  (6,318,164,150)
                                                                                                           --------------------
  Net realized and unrealized loss on investments .............................................                  (3,441,293,514)
                                                                                                           --------------------
DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ..............................................            $     (3,459,193,968)
                                                                                                           --------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                                    ALL DIVISIONS
                                                                                           ------------------------------------
For the Years Ended December 31                                                                  2000                1999
                                                                                           ------------------------------------
OPERATIONS:
Net investment income (loss) .........................................................     $    (17,900,454)   $     28,072,313
Net realized gain on investments .....................................................          563,854,383         492,418,714
Capital gains distributions from mutual funds ........................................        2,313,016,253       1,237,635,279
Net unrealized appreciation (depreciation) of investments during the period...........       (6,318,164,150)      2,750,587,412
                                                                                           ------------------------------------
  Increase (decrease) in net assets resulting from operations ........................       (3,459,193,968)      4,508,713,718
                                                                                           ------------------------------------
PRINCIPAL TRANSACTIONS:
Purchase payments ....................................................................        3,095,578,212       2,904,038,286
Surrenders of accumulation units by terminations and withdrawals .....................       (1,689,421,976)     (1,008,041,123)
Annuity benefit payments .............................................................           (3,413,576)         (3,151,245)
Amounts transferred from VALIC general account, net ..................................          402,643,107         312,589,668
                                                                                           ------------------------------------
  Increase in net assets resulting from principal transactions .......................        1,805,385,767       2,205,435,586
                                                                                           ------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ..............................................       (1,653,808,201)      6,714,149,304
NET ASSETS:
Beginning of period ..................................................................       21,306,109,061      14,591,959,757
                                                                                           ------------------------------------
End of period ........................................................................     $ 19,652,300,860    $ 21,306,109,061
                                                                                           ------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

================================================================================
 4                STATEMENT OF NET ASSETS - DECEMBER 31, 2000
================================================================================


                                                                                 NAF VPS I                      NAF VPS I
                                                                       AG Capital Conservation Fund       AG 1 Money Market Fund
                                                                      ------------------------------  ------------------------------
                                                                        Division 1      Division 7      Division 2      Division 6
                                                                      --------------  --------------  --------------  --------------
ASSETS:

Investment in shares of mutual funds, at market ...................   $   4,471,911   $  47,046,482   $   4,220,538   $ 494,822,048
Balance due from (to) VALIC general account .......................         146,578        (170,976)         83,426       4,065,448
Receivable (payable) for mutual fund sales (purchases) ............            (431)         80,290             (70)     (3,649,966)
                                                                      -------------   -------------   -------------   -------------
NET ASSETS ........................................................   $   4,618,058   $  46,955,796   $   4,303,894   $ 495,237,530
                                                                      -------------   -------------   -------------   -------------

CONTRACT OWNER RESERVES:

Reserves for redeemable annuity contracts (net of applicable
 contract loans - partial withdrawals with right of reinvestment)..   $   4,613,830   $  46,955,796   $   4,303,894   $ 495,222,134
Reserves for annuity contracts on benefit .........................           4,228              --              --          15,396
                                                                      -------------   -------------   -------------   -------------
TOTAL CONTRACT OWNER RESERVES .....................................   $   4,618,058   $  46,955,796   $   4,303,894   $ 495,237,530
                                                                      -------------   -------------   -------------   -------------
CAPITAL SURPLUS ...................................................              --              --              --              --
                                                                      -------------   -------------   -------------   -------------
TOTAL CONTRACT OWNER RESERVES AND CAPITAL SURPLUS .................   $   4,618,058   $  46,955,796   $   4,303,894   $ 495,237,530
                                                                      -------------   -------------   -------------   -------------

                                                                                        NAF VPS I       NAF VPS I
                                                                        NAF VPS I       AG Social   AG International   NAF VPS I
                                                                     AG International   Awareness      Government     AG Small Cap
                                                                       Equities Fund      Fund          Bond Fund      Index Fund
                                                                        Division 11    Division 12     Division 13    Division 14
                                                                     ---------------- ------------- ---------------- ---------------
ASSETS:

Investment in shares of mutual funds, at market ...................   $ 129,442,791   $ 530,593,450   $ 112,066,758   $ 226,486,385
Balance due from (to) VALIC general account .......................      (1,587,401)        221,980          (6,087)         60,794
Receivable (payable) for mutual fund sales (purchases) ............       1,996,020         937,581         222,382         727,794
                                                                      -------------   -------------   -------------   -------------
NET ASSETS ........................................................   $ 129,851,410   $ 531,753,011   $ 112,283,053   $ 227,274,973
                                                                      -------------   -------------   -------------   -------------

CONTRACT OWNER RESERVES:

Reserves for redeemable annuity contracts (net of applicable
 contract loans - partial withdrawals with right of reinvestment)..   $ 129,663,602   $ 531,463,760   $ 112,246,851   $ 226,988,524
Reserves for annuity contracts on benefit .........................         187,808         289,251          36,202         286,449
                                                                      -------------   -------------   -------------   -------------
TOTAL CONTRACT OWNER RESERVES .....................................   $ 129,851,410   $ 531,753,011   $ 112,283,053   $ 227,274,973
                                                                      -------------   -------------   -------------   -------------
CAPITAL SURPLUS ...................................................              --              --              --              --
                                                                      -------------   -------------   -------------   -------------
TOTAL CONTRACT OWNER RESERVES AND CAPITAL SURPLUS .................   $ 129,851,410   $ 531,753,011   $ 112,283,053   $ 227,274,973
                                                                      -------------   -------------   -------------   -------------

                                                                         Vanguard        Vanguard                        Vanguard
                                                                         Long-Term      Long-Term      Vanguard         Wellington
                                                                      Corporate Fund  Treasury Fund Windsor II Fund        Fund
                                                                        Division 22    Division 23    Division 24      Division 25
                                                                      --------------  ------------- ---------------   --------------
ASSETS:

Investment in shares of mutual funds, at market ...................   $  74,090,594   $ 196,111,873   $ 762,121,966   $ 564,663,717
Balance due from (to) VALIC general account .......................         248,283          45,299         942,009         408,893
Receivable (payable) for mutual fund sales (purchases) ............         289,580         707,115       1,096,222       2,122,068
                                                                      -------------   -------------   -------------   -------------
NET ASSETS ........................................................   $  74,628,457   $ 196,864,287   $ 764,160,197   $ 567,194,678
                                                                      -------------   -------------   -------------   -------------

CONTRACT OWNER RESERVES:

Reserves for redeemable annuity contracts (net of applicable
 contract loans - partial withdrawals with right of reinvestment)..   $  74,586,023   $ 196,824,884   $ 763,867,691   $ 566,872,153
Reserves for annuity contracts on benefit .........................          42,434          39,403         292,506         322,525
                                                                      -------------   -------------   -------------   -------------
TOTAL CONTRACT OWNER RESERVES .....................................   $  74,628,457   $ 196,864,287   $ 764,160,197   $ 567,194,678
                                                                      -------------   -------------   -------------   -------------
CAPITAL SURPLUS ...................................................              --              --              --              --
                                                                      -------------   -------------   -------------   -------------
TOTAL CONTRACT OWNER RESERVES AND CAPITAL SURPLUS .................   $  74,628,457   $ 196,864,287   $ 764,160,197   $ 567,194,678
                                                                      -------------   -------------   -------------   -------------

(1) Fund no longer offered as of December 11, 2000.
SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

================================================================================
                  STATEMENT OF NET ASSETS - DECEMBER 31, 2000                 5
================================================================================

  NAF VPS I AG        NAF VPS I AG         NAF VPS I                                   NAF VPS I
  MidCap Index      Asset Allocation     AG Government                             AG Stock Index Fund
      Fund                Fund          Securities Fund    ----------------------------------------------------------------------
   Division 4          Division 5          Division 8       Division 10A      Division 10B        Division 10C      Division 10D
---------------     ----------------    ----------------   --------------    --------------    ----------------     -------------
$    992,519,408    $  220,171,681      $     91,507,999   $ 470,029,657     $  35,512,533     $  4,243,870,843     $  45,782,944
          15,349            58,018                26,328      (2,143,881)         (292,142)           3,783,821           295,601
       2,222,033           254,511                54,636         282,998               932            9,271,631               988
----------------    --------------      ----------------   -------------     -------------     ----------------     -------------
$    994,756,790    $  220,484,210      $     91,588,963   $ 468,168,774     $  35,221,323     $  4,256,926,295     $  46,079,533
----------------    --------------      ----------------   -------------     -------------     ----------------     -------------


$    994,133,083    $  220,246,198      $     91,588,963   $ 456,564,612     $  33,784,076     $  4,252,433,426     $  45,870,022
         623,707           238,012                    --      11,604,162         1,437,247            4,492,869           209,511
----------------    --------------      ----------------   -------------     -------------     ----------------     -------------
$    994,756,790    $  220,484,210      $     91,588,963   $ 468,168,774     $  35,221,323     $  4,256,926,295     $  46,079,533
----------------    --------------      ----------------   -------------     -------------     ----------------     -------------
              --                --                    --              --                --                   --                --
----------------    --------------      ----------------   -------------     -------------     ----------------     -------------
$    994,756,790    $  220,484,210      $     91,588,963   $ 468,168,774     $  35,221,323     $  4,256,926,295     $  46,079,533
----------------    --------------      ----------------   -------------     -------------     ----------------     -------------

                                           NAF VPS I                                              NAF VPS I            NAF VPS I
                                        T. Rowe Price         NAF VPS I                           American             American
    NAF VPS I         NAF VPS I            Science &          Founders/        Templeton          Century              Century
   Core Equity       AG Growth &           Technology       T. Rowe Price    Asset Strategy    International           Income &
      Fund           Income Fund             Fund          Small Cap Fund    Fund, Class 1      Growth Fund           Growth Fund
   Division 15       Division 16          Division 17        Division 18      Division 19       Division 20           Division 21
----------------    --------------      ----------------   --------------    --------------    ----------------     -------------
$    981,879,653    $  264,942,567      $  2,594,873,974   $ 767,809,090     $ 287,518,770     $    649,775,791     $ 262,147,637
          56,980            62,322               572,850         252,831           (41,712)             231,052           329,350
       3,711,211           504,183             6,507,033       2,281,132           779,939            1,892,682           662,323
----------------    --------------      ----------------   -------------     -------------     ----------------     -------------
$    985,647,844    $  265,509,072      $  2,601,953,857   $ 770,343,053     $ 288,256,997     $    651,899,525     $ 263,139,310
----------------    --------------      ----------------   -------------     -------------     ----------------     -------------


$    985,028,186    $  265,389,009      $  2,600,735,316   $ 769,989,723     $ 287,885,005     $    651,368,025     $ 262,958,484
         619,658           120,063             1,218,541         353,330           371,992              531,500           180,826
----------------    --------------      ----------------   -------------     -------------     ----------------     -------------
$    985,647,844    $  265,509,072      $  2,601,953,857   $ 770,343,053     $ 288,256,997     $    651,899,525     $ 263,139,310
----------------    --------------      ----------------   -------------     -------------     ----------------     -------------
              --                --                    --              --                --                   --                --
----------------    --------------      ----------------   -------------     -------------     ----------------     -------------
$    985,647,844    $  265,509,072      $  2,601,953,857   $ 770,343,053     $ 288,256,997     $    651,899,525     $ 263,139,310
----------------    --------------      ----------------   -------------     -------------     ----------------     -------------

      Putnam        Putnam OTC &                            Neuberger &        NAF VPS I
        New           Emerging              Putnam            Berman           Founders            American           Templeton
   Opportunities    Growth Fund,        Global Growth      Guardian Trust      Large Cap           Century          Foreign Fund,
   Fund, Class A      Class A           Fund, Class A           Fund          Growth Fund         Ultra Fund           Class A
    Division 26      Division 27         Division 28       Division 29/(1)/   Division 30         Division 31        Division 32
----------------    --------------      ----------------   ----------------  -------------     ----------------     -------------
$  1,042,567,268    $  409,210,198      $    566,227,548   $          --     $ 747,791,467     $  1,108,091,336     $ 326,045,773
       1,415,214          (548,117)              805,513              --           710,881            1,328,324           183,377
       2,592,968         2,133,555             1,239,717              --         2,113,622            1,236,557         1,429,681
----------------    --------------      ----------------   -------------     -------------     ----------------     -------------
$  1,046,575,450    $  410,795,636      $    568,272,778   $          --     $ 750,615,970     $  1,110,656,217     $ 327,658,831
----------------    --------------      ----------------   -------------     -------------     ----------------     -------------


$  1,046,438,043    $  410,725,357      $    568,114,482   $          --     $ 750,493,724     $  1,110,222,935     $ 327,508,771
         137,407            70,279               158,296              --           122,246              433,282           150,060
----------------    --------------      ----------------   -------------     -------------     ----------------     -------------
$  1,046,575,450    $  410,795,636      $    568,272,778   $          --     $ 750,615,970     $  1,110,656,217     $ 327,658,831
----------------    --------------      ----------------   -------------     -------------     ----------------     -------------
              --                --                    --              --                --                   --                --
----------------    --------------      ----------------   -------------     -------------     ----------------     -------------
$  1,046,575,450    $  410,795,636      $    568,272,778   $          --     $ 750,615,970     $  1,110,656,217     $ 327,658,831
----------------    --------------      ----------------   -------------     -------------     ----------------     -------------

================================================================================
 6                STATEMENT OF NET ASSETS - DECEMBER 31, 2000
================================================================================

                                                                                      American       NAF VPS II
                                                                    NAF VPS II        General        J.P. Morgan     NAF VPS II
                                                                   International   International      Small Cap       Small Cap
                                                                    Growth Fund      Value Fund      Growth Fund     Value Fund
                                                                    Division 33    Division 34/(1)/  Division 35     Division 36
                                                                   -------------   ---------------- -------------   -------------
ASSETS:

Investment in shares of mutual funds, at market..................  $ 18,178,447    $           --   $ 23,908,109    $  8,218,486
Balance due from (to) VALIC general account......................         4,102                --         86,649         244,134
Receivable (payable) for mutual fund sales (purchases)...........        (4,385)               --        (87,232)       (244,385)
                                                                   ------------    --------------   ------------    ------------
NET ASSETS.......................................................  $ 18,178,164    $           --   $ 23,907,526    $  8,218,235
                                                                   ------------    --------------   ------------    ------------

CONTRACT OWNER RESERVES:

Reserves for redeemable annuity contracts (net of applicable contract loans - partial withdrawals with right
 of reinvestment)................................................  $  7,908,782    $           --   $ 17,387,040    $  3,217,693
Reserves for annuity contracts on benefit........................            --                --         13,283              --
                                                                   ------------    --------------   ------------    ------------
TOTAL CONTRACT OWNER RESERVES....................................  $  7,908,782    $           --   $ 17,400,323    $  3,217,693
                                                                   ------------    --------------   ------------    ------------
CAPITAL SURPLUS..................................................    10,269,382                --      6,507,203       5,000,542
                                                                   ------------    --------------   ------------    ------------
TOTAL CONTRACT OWNER RESERVES AND CAPITAL SURPLUS................  $ 18,178,164    $           --   $ 23,907,526    $  8,218,235
                                                                   ------------    --------------   ------------    ------------

                                                                                    NAF VPS I
                                                                     NAF VPS II       Putnam        NAF VPS I AG         Janus
                                                                     AG 2 Money    Opportunities    Nasdaq-100(R)       Adviser
                                                                    Market Fund        Fund          Index Fund     Worldwide Fund
                                                                    Division 44     Division 45      Division 46      Division 47
                                                                   -------------   --------------   -------------   --------------
ASSETS:

Investment in shares of mutual funds, at market..................  $ 31,490,350    $       90,844   $  3,105,221    $  2,345,856
Balance due from (to) VALIC general account......................      (308,166)           (5,634)       183,891         119,783
Receivable (payable) for mutual fund sales (purchases)...........       307,980             5,634       (183,891)       (119,783)
                                                                   ------------    --------------   ------------    ------------
NET ASSETS.......................................................  $ 31,490,164    $       90,844   $  3,105,221    $  2,345,856
                                                                   ------------    --------------   ------------    ------------

CONTRACT OWNER RESERVES:

Reserves for redeemable annuity contracts (net of applicable contract loans - partial withdrawals with right
 of reinvestment)................................................  $ 26,378,143    $       90,844   $  3,105,221    $  2,345,856
Reserves for annuity contracts on benefit........................            --                --             --              --
                                                                   ------------    --------------   ------------    ------------
TOTAL CONTRACT OWNER RESERVES....................................  $ 26,378,143    $       90,844   $  3,105,221    $  2,345,856
                                                                   ------------    --------------   ------------    ------------
CAPITAL SURPLUS..................................................     5,112,021                --             --              --
                                                                   ------------    --------------   ------------    ------------
TOTAL CONTRACT OWNER RESERVES AND CAPITAL SURPLUS................  $ 31,490,164    $       90,844   $  3,105,221    $  2,345,856
                                                                   ------------    --------------   ------------    ------------

                                                                     Evergreen       Evergreen
                                                                     Small Cap       Growth and       Evergreen      NAF VPS II
                                                                    Value Fund,     Income Fund,     Value Fund,    AG Core Bond
                                                                      Class A         Class A          Class A          Fund
                                                                    Division 55     Division 56      Division 57     Division 58
                                                                   ------------    --------------   ------------    ------------
ASSETS:

Investment in shares of mutual funds, at market..................  $    850,430    $      149,620   $    346,425    $  7,680,894
Balance due from (to) VALIC general account......................        65,450            46,490         10,064         (16,841)
Receivable (payable) for mutual fund sales (purchases)...........       (65,490)          (46,492)       (11,528)         16,801
                                                                   ------------    --------------   ------------    ------------
NET ASSETS.......................................................  $    850,390    $      149,618   $    344,961    $  7,680,854
                                                                   ------------    --------------   ------------    ------------

CONTRACT OWNER RESERVES:

Reserves for redeemable annuity contracts (net of applicable contract loans - partial withdrawals with right
 of reinvestment)................................................  $    850,390    $      149,618   $    344,961    $  1,233,163
Reserves for annuity contracts on benefit........................            --                --             --              --
                                                                   ------------    --------------   ------------    ------------
TOTAL CONTRACT OWNER RESERVES....................................  $    850,390    $      149,618   $    344,961    $  1,233,163
                                                                   ------------    --------------   ------------    ------------
CAPITAL SURPLUS..................................................            --                --             --       6,447,691
                                                                   ------------    --------------   ------------    ------------
TOTAL CONTRACT OWNER RESERVES AND CAPITAL SURPLUS................  $    850,390    $      149,618   $    344,961    $  7,680,854
                                                                   ------------    --------------   ------------    ------------

(1) Fund no longer offered as of December 11, 2000.
SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

================================================================================
                 STATEMENT OF NET ASSETS - DECEMBER 31, 2000                 7
================================================================================

  NAF VPS II           NAF VPS II        NAF VPS II          NAF VPS II          NAF VPS II                           American
   INVESCO          Neuberger Berman    Goldman Sachs       State Street        AG Socially         American           General
MidCap Growth         MidCap Value        Large Cap          Large Cap          Responsible          General        Domestic Bond
    Fund                  Fund           Growth Fund         Value Fund            Fund           Balanced Fund          Fund
 Division 37           Division 38       Division 39        Division 40         Division 41       Division 42/(1)/ Division 43/(1)/
-------------       ----------------    --------------      -------------       -------------     ---------------- ----------------
$  12,309,083        $  26,474,746      $   22,683,579      $   5,977,085       $  13,223,667     $         --     $         --
      156,349              605,829              55,439             47,276               3,415               --               --
     (156,551)            (606,673)            (56,073)           (47,345)             (3,573)              --               --
-------------        -------------      --------------      -------------       -------------     ------------     ------------
$  12,308,881        $  26,473,902      $   22,682,945      $   5,977,016       $  13,223,509     $         --     $         --
-------------        -------------      --------------      -------------       -------------     ------------     ------------



$   6,675,164        $  19,062,041      $   19,606,674      $   2,203,737       $   6,665,782     $         --     $         --
       13,454                   --                  --                 --                  --               --               --
-------------        -------------      --------------      -------------       -------------     ------------     ------------
$   6,688,618        $  19,062,041      $   19,606,674      $   2,203,737       $   6,665,782     $         --     $         --
-------------        -------------      --------------      -------------       -------------     ------------     ------------
    5,620,263            7,411,861           3,076,271          3,773,279           6,557,727               --               --
-------------        -------------      --------------      -------------       -------------     ------------     ------------
$  12,308,881        $  26,473,902      $   22,682,945      $   5,977,016       $  13,223,509     $         --     $         --
-------------        -------------      --------------      -------------       -------------     ------------     ------------

   NAF VPS II         NAF VPS II          NAF VPS II                                               Vanguard        Vanguard
  AG Aggressive       AG Moderate       AG Conservative                            Vanguard      LifeStrategy    LifeStrategy
Growth Lifestyle    Growth Lifestyle    Growth Lifestyle    T. Rowe Price        LifeStrategy      Moderate      Conservative
     Fund                Fund                Fund           Small Cap Fund        Growth Fund     Growth Fund     Growth Fund
  Division 48         Division 49         Division 50       Division 51/(1)/      Division 52     Division 53     Division 54
----------------    ----------------    ----------------    ----------------    --------------  --------------   --------------
$  15,077,758        $  23,985,106      $   13,809,639      $          --       $  38,572,241     $ 43,200,815     $  7,711,045
       61,487               58,637              10,335                 --             165,123          120,435           12,701
      (61,839)             (59,206)            (10,518)                --            (165,264)        (120,495)         (12,730)
-------------        -------------      --------------      -------------       -------------     ------------     ------------
   15,077,406        $  23,984,537      $   13,809,456      $          --       $  38,572,100     $ 43,200,755     $  7,711,016
-------------        -------------      --------------      -------------       -------------     ------------     ------------



$   8,100,224        $  17,318,033      $    7,284,721      $          --       $  38,572,100     $ 43,200,755     $  7,711,016
           --                   --                  --                 --                  --               --               --
-------------        -------------      --------------      -------------       -------------     ------------     ------------
$   8,100,224        $  17,318,033      $    7,284,721      $          --       $  38,572,100     $ 43,200,755     $  7,711,016
-------------        -------------      --------------      -------------       -------------     ------------     ------------
    6,977,182            6,666,504           6,524,735                 --                  --               --               --
-------------        -------------      --------------      -------------       -------------     ------------     ------------
$  15,077,406        $  23,984,537      $   13,809,456      $          --       $  38,572,100     $ 43,200,755     $  7,711,016
-------------        -------------      --------------      -------------       -------------     ------------     ------------


                                                             INVESCO          Warburg Pincus         MAS
NAF VPS II AG         NAF VPS II AG                          Blue Chip        Small Company     Mid Cap Growth     Evergreen
Strategic Bond       High Yield Bond         Janus          Growth Fund,       Growth Fund,       Portfolio,     Special Equity
   Fund                   Fund               Fund          Investor Class      Common Class     Adviser Class    Fund, Class A
 Division 59           Division 60        Division 61        Division 62       Division 63       Division 64      Division 65
--------------      ----------------     -------------     ---------------    ----------------  ---------------  ---------------
$   5,843,370        $   5,456,638      $    3,131,422      $     805,081       $     440,647     $    561,749     $  130,578
       (3,167)              14,106             159,788             16,880              23,412          112,188          2,741
        3,145              (14,126)           (160,032)           (16,968)            (22,037)        (112,186)        (2,760)
-------------        -------------      --------------      -------------       -------------     ------------     ----------
$   5,843,348        $   5,456,618      $    3,131,178      $     804,993       $     442,022     $    561,751     $  130,559
-------------        -------------      --------------      -------------       -------------     ------------     ----------



$     398,551        $     477,488      $    3,131,178      $     804,993       $     442,022     $    561,751     $  130,559
           --                   --                  --                 --                 --                --             --
-------------        -------------      --------------      -------------       ------------      ------------     ----------
$     398,551        $     477,488      $    3,131,178      $     804,993       $    442,022      $    561,751     $  130,559
-------------        -------------      --------------      -------------       ------------      ------------     ----------
    5,444,797            4,979,130                  --                 --                 --                --             --
-------------        -------------      --------------      -------------       ------------      ------------     ----------
$   5,843,348        $   5,456,618      $    3,131,178      $     804,993       $    442,022      $    561,751     $  130,559
-------------        -------------      --------------      -------------       ------------      ------------     ----------

--------------------------------------------------------------------------------

================================================================================
 8                STATEMENT OF NET ASSETS - DECEMBER 31, 2000
================================================================================

                                                                         Sit             Sit                           Ariel
                                                                      Small Cap      Mid Cap Growth     Ariel       Appreciation
                                                                     Growth Fund         Fund           Fund           Fund
                                                                     Division 66     Division 67    Division 68     Division 69
                                                                   --------------  --------------  --------------  --------------
ASSETS:
Investment in shares of mutual funds, at market ................   $    454,301    $    235,495    $    177,526     $  209,603
Balance due from (to) VALIC general account ....................         20,475          24,338          13,270         18,842
Receivable (payable) for mutual fund sales (purchases) .........        (20,496)        (24,350)        (13,296)       (18,861)
                                                                   --------------  --------------  --------------  --------------
NET ASSETS .....................................................   $    454,280    $    235,483    $    177,500     $  209,584
                                                                   --------------  --------------  --------------  --------------
CONTRACT OWNER RESERVES:
Reserves for redeemable annuity contracts (net of applicable
 contract loans - partial withdrawals with right of reinvestment)  $    454,280    $    235,483    $    177,500     $  209,584
Reserves for annuity contracts on benefit ......................             --              --              --             --
                                                                   --------------  --------------  --------------  --------------
TOTAL CONTRACT OWNER RESERVES ..................................   $    454,280    $    235,483    $    177,500     $  209,584
                                                                   --------------  --------------  --------------  --------------
CAPITAL SURPLUS ................................................             --              --              --             --
                                                                   --------------  --------------  --------------  --------------
TOTAL CONTRACT OWNER RESERVES AND CAPITAL SURPLUS ..............   $    454,280    $    235,483    $    177,500     $  209,584
                                                                   --------------  --------------  --------------  --------------


















SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

================================================================================
                  STATEMENT OF NET ASSETS - DECEMBER 31, 2000                 9
================================================================================

                                    NAF VPS I        NAF VPS I
                   Dreyfus        T. Rowe Price    T. Rowe Price
   Lou Holland    Basic GNMA        Blue Chip     Health Sciences
   Growth Fund      Fund           Growth Fund         Fund
   Division 70     Division 71     Division 72      Division 73
 --------------  --------------  --------------  --------------
  $    151,871   $    885,006    $  1,266,300    $   3,497,692
        51,683          2,027          10,547          327,129
      (57,734)         (2,051)        (10,661)        (327,393)
 --------------  --------------  --------------  --------------
  $   145,820    $    884,982    $  1,266,186    $   3,497,428
 --------------  --------------  --------------  --------------


  $   145,820    $    884,982    $  1,266,186    $   3,497,428
            -               -               -                -
 --------------  --------------  --------------  --------------
  $   145,820    $    884,982    $  1,266,186    $   3,497,428
 --------------  --------------  --------------  --------------
            -               -               -                -
 --------------  --------------  --------------  --------------
  $   145,820    $    884,982    $  1,266,186    $   3,497,428
 --------------  --------------  --------------  --------------












--------------------------------------------------------------------------------

================================================================================
 10       STATEMENT OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2000
================================================================================



                                                                             NAF VPS I                        NAF VPS I
                                                                   AG Capital Conservation Fund         AG 1 Money Market Fund
                                                                 -------------------------------    -------------------------------
                                                                  Division 1        Division 7        Division 2        Division 6
                                                                 --------------   --------------    --------------   --------------
INVESTMENT INCOME:
Dividends from mutual funds ...................................  $   314,005      $  3,154,950      $   275,602     $   25,809,466
                                                                 --------------   --------------    --------------   --------------

EXPENSES:
Mortality and expense risk charge .............................       46,789           465,425           47,019          4,286,808
Reimbursement of expenses .....................................           --                --               --                 --
                                                                 --------------   --------------    --------------   --------------
  Net expenses ................................................       46,789           465,425           47,019          4,286,808
                                                                 --------------   --------------    --------------   --------------
NET INVESTMENT INCOME (LOSS) ..................................      267,216         2,689,525          228,583         21,522,658
                                                                 --------------   --------------    --------------   --------------
REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
Net realized gain (loss) on investments .......................     (102,056)         (900,335)              --                 --
Capital gains distributions from mutual funds .................           --                --               --                 --

Net unrealized appreciation (depreciation)
  of investments during the period.............................      132,114         1,907,630               --                 --
                                                                 --------------   --------------    --------------   --------------
Net realized and unrealized gain (loss) on investments ........       30,058         1,007,295               --                 --
                                                                 --------------   --------------    --------------   --------------
INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS ...................................  $   297,274      $  3,696,820      $   228,583      $  21,522,658
                                                                 ==============   ==============    ==============   ==============

                                                                            NAF VPS I       NAF VPS I AG
                                                         NAF VPS I AG       AG Social       International      NAF VPS I
                                                         International      Awareness         Government      AG Small Cap
                                                         Equities Fund        Fund            Bond Fund       Index Fund
                                                          Division 11        Division 12      Division 13      Division 14
                                                         --------------   --------------    -------------   --------------
INVESTMENT INCOME:
Dividends from mutual funds ..........................   $   1,689,577    $   4,735,031     $  3,043,898    $   2,780,811
                                                         --------------   --------------    -------------   --------------
EXPENSES:
Mortality and expense risk charge ....................       1,510,075        5,765,298        1,220,744        2,371,459
Reimbursement of expenses ............................              --               --               --               --
                                                         --------------   --------------    -------------   --------------
   Net expenses ......................................       1,510,075        5,765,298        1,220,744        2,371,459
                                                         --------------   --------------    -------------   --------------
NET INVESTMENT INCOME (LOSS) .........................         179,502       (1,030,267)       1,823,154          409,352
                                                         --------------   --------------    -------------   --------------
REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
Net realized gain (loss) on investments ..............       3,225,740       24,019,324      (10,488,454)      10,330,744
Capital gains distributions from mutual funds ........      15,426,095       12,382,615          440,982       27,771,111
Net unrealized appreciation (depreciation)
   of investments during the period ..................     (48,585,868)    (103,242,859)       1,075,379      (49,440,681)
                                                         --------------   --------------    -------------   --------------
Net realized and unrealized gain (loss) on investments     (29,934,033)     (66,840,920)      (8,972,093)     (11,338,826)
                                                         --------------   --------------    -------------   --------------
INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS .........................   $ (29,754,531)   $ (67,871,187)    $ (7,148,939)   $ (10,929,474)
                                                         ==============   ==============    =============   ==============



SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

================================================================================
        STATEMENT OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2000       11
================================================================================

       NAF VPS I AG      NAF VPS I AG      NAF VPS I AG
      MidCap Index    Asset Allocation     Government                                NAF VPS I AG
         Fund              Fund          Securities Fund                           Stock Index Fund
                                                         --------------------------------------------------------------------
      Division 4        Division 5         Division 8     Division 10A      Division 10B      Division 10C      Division 10D
    --------------    -------------    --------------    --------------    --------------    --------------    --------------
    $   8,553,498     $  7,608,739     $   5,106,143     $   4,178,707     $    296,359      $   38,428,231    $     444,552
    --------------    -------------    --------------    --------------    --------------    --------------    --------------

        9,213,690        2,353,858           839,538         5,341,209          219,724          44,286,909          528,065
                -                -                 -                 -          (37,886)                  -                -
    --------------    -------------    --------------    --------------    --------------    --------------    --------------
        9,213,690        2,353,858           839,538         5,341,209          181,838          44,286,909          528,065
    --------------    -------------    --------------    --------------    --------------    --------------    --------------
        (660,192)        5,254,881         4,266,605        (1,162,502)         114,521          (5,858,678)         (83,513)
    --------------    -------------    --------------    --------------    --------------    --------------    --------------


       36,259,218        9,998,010       (1,248,563)        58,100,954        4,671,415         134,471,258        8,620,639
      218,281,975       18,226,112                 -        12,965,173          976,822         117,452,887        1,267,724

     (122,677,101)     (41,598,665)         6,463,950     (249,839,012)      (8,576,276)       (602,906,183)     (14,070,038)
    --------------    -------------    --------------    --------------    --------------    --------------    --------------
      131,864,092      (13,374,543)         5,215,387     (178,772,885)      (2,928,039)       (350,982,038)      (4,181,675)
    --------------    -------------    --------------    --------------    --------------    --------------    --------------

    $  131,203,900    $ (8,119,662)    $    9,481,992    $(179,935,387)    $  (2,813,518)    $ (356,840,716)   $  (4,265,188)
    ==============    =============    ==============    ==============    ==============    ==============    ==============


                                          NAF VPS I                                           NAF VPS I         NAF VPS I
                                        T. Rowe Price     NAF VPS I                           American           American
       NAF VPS I         NAF VPS I        Science &        Founders/         Templeton         Century            Century
      Core Equity       AG Growth &      Technology      T. Rowe Price     Asset Strategy    International        Income &
         Fund           Income Fund         Fund         Small Cap Fund     Fund, Class 1     Growth Fund        Growth Fund
      Division 15       Division 16      Division 17      Division 18        Division 19      Division 20        Division 21
    --------------    -------------    --------------    --------------    --------------    --------------    --------------
    $     755,611     $  2,026,112     $           -     $     509,684     $   7,315,095     $  15,434,819     $     929,912
    --------------    -------------    --------------    --------------    --------------    --------------    --------------


       10,926,342        2,985,096        35,203,677         9,820,666         3,604,645         8,814,832         2,836,422
                -                -                 -        (1,336,346)                -                 -          (568,145)
    --------------    -------------    --------------    --------------    --------------    --------------    --------------
       10,926,342        2,985,096        35,203,677         8,484,320         3,604,645         8,814,832         2,268,277
    --------------    -------------    --------------    --------------    --------------    --------------    --------------
      (10,170,731)        (958,984)      (35,203,677)       (7,974,636)        3,710,450         6,619,987        (1,338,365)
    --------------    -------------    --------------    --------------    --------------    --------------    --------------


       75,965,323       19,323,823        82,098,661       286,794,458         2,341,007       (14,071,384)      (15,637,390)
      332,545,055       52,044,120       655,556,584                 -        50,257,931        90,908,468         1,741,982

    (475,687,298)     (107,083,342)   (2,085,361,983)     (215,000,925)      (59,158,641)     (124,968,633)        6,520,778
    --------------    -------------    --------------    --------------    --------------    --------------    --------------
     (67,176,920)      (35,715,399)   (1,347,706,738)       71,793,533        (6,559,703)      (48,131,549)       (7,374,630)
    --------------    -------------    --------------    --------------    --------------    --------------    --------------

    $(77,347,651)    $ (36,674,383)  $(1,382,910,415)    $  63,818,897      $ (2,849,253)   $  (41,511,562)     $ (8,712,995)
    ==============    =============    ==============    ==============    ==============    ==============    ==============

================================================================================
 12        STATEMENT OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2000
================================================================================

                                                            Vanguard       Vanguard                        Vanguard
                                                            Long-Term      Long-Term        Vanguard      Wellington
                                                         Corporate Fund  Treasury Fund   Windsor II Fund     Fund
                                                          Division 22     Division 23      Division 24    Division 25
                                                         --------------  -------------   ---------------  -----------
INVESTMENT INCOME:
Dividends from mutual funds ..........................   $  4,687,166    $  9,031,802    $ 15,970,629     $20,386,708
                                                         ------------    ------------    ------------     -----------
EXPENSES:
Mortality and expense risk charge ....................        803,190       1,836,235       8,213,529       6,462,377
Reimbursement of expenses ............................       (163,543)       (369,492)             --              --
                                                         ------------    ------------    ------------     -----------
  Net expenses .......................................        639,647       1,466,743       8,213,529       6,462,377
                                                         ------------    ------------    ------------     -----------
NET INVESTMENT INCOME (LOSS) .........................      4,047,519       7,565,059       7,757,100      13,924,331
                                                         ------------    ------------    ------------     -----------

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
Net realized gain (loss) on investments ..............     (1,893,045)     (3,383,592)    (12,910,069)     (3,860,826)
Capital gains distributions from mutual funds ........             --              --      32,626,441      27,960,932
Net unrealized appreciation (depreciation)
  of investments during the period ...................      4,808,488      21,896,610      68,985,834       7,788,693
                                                         ------------    ------------    ------------     -----------
Net realized and unrealized gain (loss) on
  investments.........................................      2,915,443      18,513,018      88,702,206      31,888,799
                                                         ------------    ------------    ------------     -----------
INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS ..........................   $  6,962,962    $ 26,078,077    $ 96,459,306     $45,813,130
                                                         ============    ============    ============     ===========

                                                                            American       NAF VPS II
                                                           NAF VPS II       General        J.P. Morgan    NAF VPS II
                                                          International  International      Small Cap     Small Cap
                                                           Growth Fund     Value Fund      Growth Fund    Value Fund
                                                           Division 33   Division 34/(1)/  Division 35    Division 36
                                                         --------------  -------------   --------------   ------------
INVESTMENT INCOME:
Dividends from mutual funds ..........................   $     40,235    $         --    $          8     $    79,681
                                                         ------------    ------------    ------------     -----------
EXPENSES:
Mortality and expense risk charge ....................         18,966          21,586         104,581           4,699
Reimbursement of expenses ............................         (5,832)         (5,540)        (37,909)         (1,293)
                                                         ------------    ------------    ------------     -----------
   Net expenses ......................................         13,134          16,046          66,672           3,406
                                                         ------------    ------------    ------------     -----------
NET INVESTMENT INCOME (LOSS) .........................         27,101         (16,046)        (66,664)         76,275
                                                         ------------    ------------    ------------     -----------

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
Net realized gain (loss) on investments ..............        362,225       1,597,288       1,181,503          30,739
Capital gains distributions from mutual funds ........      1,038,404              --       2,952,973         783,564
Net unrealized appreciation (depreciation)
   of investments during the period ..................     (2,987,949)     (3,144,623)    (10,982,458)        231,053
                                                         ------------    ------------    ------------     -----------
Net realized and unrealized gain (loss) on
  investments.........................................     (1,587,320)     (1,547,335)     (6,847,982)      1,045,356
                                                         ------------    ------------    ------------     -----------

INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS .........................   $ (1,560,219)   $ (1,563,381)   $ (6,914,646)    $ 1,121,631
                                                         ============    ============    ============     ===========

(1) For the period January 1, 2000 to December 8, 2000.
SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

================================================================================
        STATEMENT OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2000        13
================================================================================

     Putnam          Putnam OTC &                          Neuberger &          NAF VPS I
      New              Emerging            Putnam            Berman             Founders          American         Templeton
 Opportunities       Growth Fund,      Global Growth     Guardian Trust         Large Cap         Century        Foreign Fund,
 Fund, Class A         Class A         Fund, Class A          Fund             Growth Fund       Ultra Fund         Class A
  Division 26        Division 27        Division 28      Division 29/(1)/      Division 30       Division 31      Division 32
---------------    ---------------    ---------------    ----------------    ---------------    -------------    -------------
$             4    $            --    $            --    $        195,462    $            --    $          --    $   7,011,336
---------------    ---------------    ---------------    ----------------    ---------------    -------------    -------------


     15,020,448          7,247,846          7,248,424             651,638         11,212,258       14,272,668        3,969,270
     (3,016,698)        (1,490,145)        (1,431,599)           (129,964)        (2,268,396)      (2,834,588)        (800,613)
---------------    ---------------    ---------------    ----------------    ---------------     ------------    -------------
     12,003,750          5,757,701          5,816,825             521,674          8,943,862       11,438,080        3,168,657
---------------    ---------------    ---------------    ----------------    ---------------     ------------    -------------
    (12,003,746)        (5,757,701)        (5,816,825)           (326,212)        (8,943,862)     (11,438,080)       3,842,679
---------------    ---------------    ---------------    ----------------    ---------------    -------------    -------------


     17,925,902         57,145,172         15,982,512         (15,117,116)      (216,810,934)       8,903,482       (6,285,406]
    145,256,703        102,244,084         89,778,642                  --        151,256,167      132,737,069        6,419,696

   (545,316,085)      (591,471,443)      (318,770,444)         13,300,805       (215,970,656)    (402,772,564)     (19,720,657)
---------------    ---------------    ---------------    ----------------    ---------------    -------------    -------------
   (382,133,480)      (432,082,187)      (213,009,290)         (1,816,311)      (281,525,423)    (261,132,013)     (19,586,367)
---------------    ---------------    ---------------    ----------------    ---------------    -------------    -------------

$  (394,137,226)  $   (437,839,888)   $  (218,826,115)   $     (2,142,523)    $ (290,469,285)   $(272,570,093)   $ (15,743,688)
===============   ================    ===============    ================     ==============    =============    =============

                     NAF VPS II
   NAF VPS II        Neuberger          NAF VPS II          NAF VPS II         NAF VPS II                            American
    INVESCO            Berman          Goldman Sachs       State Street        AG Socially         American           General
 MidCap Growth      MidCap Value         Large Cap          Large Cap          Responsible         General         Domestic Bond
     Fund               Fund            Growth Fund         Value Fund            Fund          Balanced Fund          Fund
  Division 37        Division 38        Division 39         Division 40        Division 41      Division 42/(1)/  Division 43/(1)/
---------------    ---------------    ---------------    ----------------    ---------------    ---------------  -----------------
$        10,606    $        45,583    $         5,001     $        56,169    $       149,662    $       251,740    $       104,913
---------------    ---------------    ---------------    ----------------    ---------------    ---------------    ---------------

         25,117             35,109            129,648              11,715             39,752             32,645              5,270
         (7,014)           (12,253)           (50,519)             (3,272)           (14,430)           (10,197)            (1,503)
---------------    ---------------    ---------------    ----------------    ---------------    ---------------    ---------------
         18,103             22,856             79,129               8,443             25,322             22,448              3,767
---------------    ---------------    ---------------    ----------------    ---------------    ---------------    ---------------
         (7,497)            22,727            (74,128)             47,726            124,340            229,292            101,146
---------------    ---------------    ---------------    ----------------    ---------------    ---------------    ---------------


        666,462            355,880          1,041,257              67,479            361,444          1,082,927            (33,631)
      3,025,026            834,182          1,185,930              54,370            147,436                 --                 --

     (4,331,987)         2,176,277         (8,586,198)            150,700         (1,897,535)        (1,155,747)           110,710
---------------    ---------------    ---------------    ----------------    ---------------    ---------------    ---------------
       (640,499)         3,366,339         (6,359,011)            272,549         (1,388,655)           (72,820)            77,079
---------------    ---------------    ---------------    ----------------    ---------------    ---------------    ---------------

$      (647,996)   $     3,389,066    $    (6,433,139)   $        320,275    $    (1,264,315)   $       156,472   $        178,225
===============    ===============    ===============    ================    ===============    ===============   ================

================================================================================
14        STATEMENT OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2000
================================================================================

                                                                                NAF VPS I
                                                               NAF VPS II        Putnam          NAF VPS I AG           Janus
                                                               AG 2 Money     Opportunities      Nasdaq-100(R)         Adviser
                                                               Market Fund        Fund            Index Fund        Worldwide Fund
                                                               Division 44    Division 45/(2)/   Division 46/(2)/   Division 47/(2)/
                                                               -----------    ----------------   ----------------   ----------------
INVESTMENT INCOME:

Dividends from mutual funds ...............................    $ 1,119,513       $        --      $       621         $   10,632
                                                               -----------       -----------      -----------         ----------
EXPENSES:

Mortality and expense risk charge .........................        121,874                36            1,007                938
Reimbursement of expenses .................................        (32,048)               --               --               (189)
                                                               -----------       -----------      -----------         ----------
   Net expenses............................................         89,826                36            1,007                749
                                                               -----------       -----------      -----------         ----------
NET INVESTMENT INCOME (LOSS) ..............................      1,029,687               (36)            (386)             9,883
                                                               -----------       -----------      -----------         ----------

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:

Net realized gain (loss) on investments ...................             --           (13,049)         (61,806)            (5,089)
Capital gains distributions from mutual funds .............             --                --               --                 --
Net unrealized appreciation (depreciation)
  of investments during the period ........................             --             2,038         (210,723)           (79,079)
                                                               -----------       -----------      -----------         ----------
Net realized and unrealized gain (loss) on investments.....             --           (11,011)        (272,529)           (84,168)
                                                               -----------       -----------      -----------         ----------
INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS ...............................    $ 1,029,687       $   (11,047)     $  (272,915)        $  (74,285)
                                                               ===========       ===========      ===========         ==========

                                                               Evergreen        Evergreen
                                                                Small Cap       Growth and          Evergreen         NAF VPS II AG
                                                               Value Fund,     Income Fund,        Value Fund,         Core Bond
                                                                 Class A          Class A            Class A              Fund
                                                               Division 55      Division 56        Division 57         Division 58
                                                              -------------    -------------       ------------       -------------
INVESTMENT INCOME:

Dividends from mutual funds ...............................     $      --        $      --          $     984         $ 338,472
                                                                ---------       ----------          ---------         ---------

EXPENSES:

Mortality and expense risk charge .........................         1,218              210                762             1,455
Reimbursement of expenses .................................          (242)             (45)              (153)             (469)
                                                                ---------       ----------          ---------         ---------
   Net expenses ...........................................           976              165                609               986
                                                                ---------       ----------          ---------         ---------
NET INVESTMENT INCOME (LOSS) ..............................          (976)            (165)               375           337,486
                                                                ---------       ----------          ---------         ---------

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:

Net realized gain (loss) on investments ...................            67             (558)              (249)           (7,937)
Capital gains distributions from mutual funds .............            --            6,315             19,816                --
Net unrealized appreciation (depreciation)
   of investments during the period .......................        46,208           (7,991)           (14,803)          131,294
                                                                ---------       ----------          ---------         ---------
Net realized and unrealized gain (loss) on investments.....        46,275           (2,234)             4,764           123,357
                                                                ---------       ----------          ---------         ---------
INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ..............................     $  45,299       $   (2,399)         $   5,139         $ 460,843
                                                                =========       ==========          =========         =========

(1) For the period October 2, 2000 to December 31, 2000.
(2) For the period December 8, 2000 to December 31, 2000.
(3) For the period January 1, 2000 to December 8, 2000.

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

================================================================================
      STATEMENT OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2000         15
================================================================================

    NAF VPS II          NAF VPS II             NAF VPS II                                               Vanguard        Vanguard
  AG Aggressive         AG Moderate          AG Conservative                           Vanguard       LifeStrategy    LifeStrategy
Growth Lifestyle     Growth Lifestyle       Growth Lifestyle       T. Rowe Price     LifeStrategy       Moderate      Conservative
     Fund                  Fund                  Fund              Small Cap Fund     Growth Fund     Growth Fund     Growth Fund
 Division 48           Division 49            Division 50          Division 51/(3)/   Division 52     Division 53     Division 54
----------------     ----------------       ----------------       --------------    ------------     -----------     ------------
$     522,205        $     764,123          $      507,545         $          --     $    903,350     $ 1,463,976     $    322,210
-------------        -------------          --------------         -------------     ------------     -----------     ------------

       35,188               56,987                  35,374               106,782          312,917         344,759           62,795
      (11,785)             (21,034)                (10,828)                   --           (7,173)         (5,358)          (1,288)
-------------        -------------          --------------         -------------     ------------     -----------     ------------
       23,403               35,953                  24,546               106,782          305,744         339,401           61,507
-------------        -------------          --------------         -------------     ------------     -----------     ------------
      498,802              728,170                 482,999              (106,782)         597,606       1,124,575          260,703
-------------        -------------          --------------         -------------     ------------     -----------     ------------

      453,832              408,344                   2,865             2,438,101          310,729         186,756           20,643
    2,545,203            2,213,072                 870,597                    --          247,097         282,212           69,489

   (4,489,356)          (3,707,694)             (1,061,504)           (1,008,645)      (3,523,220)     (2,413,287)        (217,338)
-------------        -------------          --------------         -------------     ------------     -----------     ------------
   (1,490,321)          (1,086,278)               (188,042)            1,429,456       (2,965,394)     (1,944,319)        (127,206)
-------------        -------------          --------------         -------------     ------------     -----------     ------------

$    (991,519)       $    (358,108)         $      294,957         $   1,322,674     $ (2,367,788)    $  (819,744)    $    133,497
=============        =============          ==============         =============     ============     ===========     ============


                                                         INVESCO        Warburg Pincus            MAS
NAF VPS II AG     NAF VPS II AG                         Blue Chip        Small Company      Mid Cap Growth        Evergreen
Strategic Bond   High Yield Bond       Janus           Growth Fund       Growth Fund,          Portfolio,      Special Equity
    Fund              Fund             Fund           Investor Class     Common Class         Adviser Class      Fund, Class A
 Division 59       Division 60     Division 61/(2)/   Division 62/(2)/  Division 63/(2)/    Division 64/(2)/     Division 65/(2)/
--------------   ---------------   ----------------   ---------------- -----------------   -----------------  -------------------
$      503,121   $       653,880   $       21,854     $          --    $         --        $            --     $             --
--------------   ---------------   --------------     -------------    -------------       ---------------     ----------------

           997             2,196            1,242               393              145                   218                   54
          (349)             (529)            (250)              (79)             (29)                  (44)                 (11)
--------------   ---------------   --------------     -------------    -------------       ---------------     ----------------
           648             1,667              992               314              116                   174                   43
--------------   ---------------   --------------     -------------    -------------       ---------------     ----------------
       502,473           652,213           20,862              (314)            (116)                 (174)                 (43)
--------------   ---------------   --------------     -------------    -------------       ---------------     ----------------


        (6,438)          (21,091)              --           (19,961)          (1,096)               (7,663)                  --
            --                --          151,686                --               --                57,438                   --

      (373,402)         (969,410)        (348,686)         (124,719)         (10,482)              (77,907)                 754
--------------   ---------------   --------------     -------------    -------------       ---------------     ----------------
      (379,840)         (990,501)        (197,000)         (144,680)         (11,578)              (28,132)                 754
---------------  ---------------   --------------     -------------    -------------       ---------------     ----------------

$      122,633   $      (338,288)  $     (176,138)    $    (144,994)   $     (11,694)      $       (28,306)    $            711
==============   ===============   ==============     =============    =============       ===============     ================

================================================================================
 16   STATEMENT OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2000
================================================================================

                                                                   Sit               Sit                                  Ariel
                                                               Small Cap       Mid Cap Growth        Ariel            Appreciation
                                                              Growth Fund            Fund             Fund                Fund
                                                            Division 66/(1)/   Division 67/(1)/  Division 68/(1)/   Division 69/(1)/
                                                            ----------------   ----------------  ----------------   ----------------
INVESTMENT INCOME:

Dividends from mutual funds................................  $           --    $            --    $           --     $           --
                                                             --------------    ---------------    --------------     --------------

EXPENSES:

Mortality and expense risk charge..........................             186                107                49                 74
Reimbursement of expenses..................................             (37)               (21)              (10)               (15)
                                                             --------------    ---------------    --------------     --------------
  Net expenses.............................................             149                 86                39                 59
                                                             --------------    ---------------    --------------     --------------
NET INVESTMENT INCOME (LOSS)...............................            (149)               (86)              (39)               (59)
                                                             --------------    ---------------    --------------     --------------

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:

Net realized gain (loss) on investments....................             (25)            (2,492)               --             (1,377)
Capital gains distributions from mutual funds..............              --                 --                --                 --
Net unrealized appreciation (depreciation)
  of investments during the period.........................          (9,732)            (7,885)            7,203              9,928
                                                             --------------    ---------------    --------------     --------------
Net realized and unrealized gain (loss) on investments.....          (9,757)           (10,377)            7,203              8,551
                                                             --------------    ---------------    --------------     --------------

INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS................................  $       (9,906)   $       (10,463)   $        7,164     $        8,492
                                                             ==============    ===============    ==============     ==============

(1) For the period December 8, 2000 to December 31, 2000.
(2) For the period November 1, 2000 to December 31, 2000.

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

================================================================================
            STATEMENT OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2000   17
================================================================================

                                           NAF VPS I           NAF VPS I
                        Dreyfus          T. Rowe Price       T. Rowe Price
  Lou Holland          Basic GNMA          Blue Chip        Health Sciences
  Growth Fund             Fund            Growth Fund            Fund
Division 70/(1)/    Division 71/(1)/    Division 72/(2)/    Division 73/(2)/
----------------    ----------------    ----------------    ----------------
$           --      $        1,440      $        1,058      $        2,704
--------------      --------------      --------------      --------------


            35                 302                 357                 963
            (7)                (62)                 --                  --
--------------      --------------      --------------      --------------
            28                 240                 357                 963
--------------      --------------      --------------      --------------
           (28)              1,200                 701               1,741
--------------      --------------      --------------      --------------



            --                  36                (204)                 --
         6,073                  --                  --                  --

        (7,244)              2,517             (24,288)             80,133
--------------      --------------      --------------      --------------
        (1,171)              2,553             (24,492)             80,133
--------------      --------------      --------------      --------------


$       (1,199)     $        3,753      $      (23,791)     $       81,874
==============      ==============      ==============      ==============

--------------------------------------------------------------------------------

================================================================================
 18            STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                                                         NAF VPS I AG                    NAF VPS I AG
                                                                   Capital Conservation Fund       Capital Conservation Fund
                                                                          Division 1                      Division 7
                                                                  ----------------------------    ----------------------------
                                                                    For the         For the         For the         For the
                                                                   Year Ended      Year Ended      Year Ended      Year Ended
                                                                  December 31,    December 31,    December 31,    December 31,
                                                                      2000            1999            2000            1999
                                                                  ----------------------------    ----------------------------
OPERATIONS:

Net investment income (loss) ...................................  $    267,216    $    314,033    $  2,689,525    $  3,026,245
Net realized gain (loss) on investments ........................      (102,056)        (76,164)       (900,335)          8,827
Capital gains distributions from mutual funds ..................            --              --              --              --
Net unrealized appreciation (depreciation) of investments
   during the period ...........................................       132,114        (326,155)      1,907,630      (3,853,099)
                                                                  ------------    ------------    ------------    ------------
Increase (decrease) in net assets resulting from operations ....       297,274         (88,286)      3,696,820        (818,027)
                                                                  ------------    ------------    ------------    ------------

PRINCIPAL TRANSACTIONS:

Purchase payments ..............................................        42,864          28,773       3,322,698       5,665,099
Surrenders of accumulation units
   by terminations and withdrawals .............................      (659,552)       (602,665)     (4,935,566)     (5,161,343)
Annuity benefit payments .......................................          (532)           (539)             --              --
Amounts transferred interdivision and from (to) VALIC
   general account, net ........................................      (265,299)       (433,773)     (6,652,164)     (8,133,261)
                                                                  ------------    ------------    ------------    ------------
   Increase (decrease) in net assets resulting from
     principal transactions ....................................      (882,519)     (1,008,204)     (8,265,032)     (7,629,505)
                                                                  ------------    ------------    ------------    ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ........................      (585,245)     (1,096,490)     (4,568,212)     (8,447,532)

NET ASSETS:

Beginning of period ............................................     5,203,303       6,299,793      51,524,008      59,971,540
                                                                  ------------    ------------    ------------    ------------
End of period ..................................................  $  4,618,058    $  5,203,303    $ 46,955,796    $ 51,524,008
                                                                  ============    ============    ============    ============

                                                                  December 31,    December 31,    December 31,    December 31,
                                                                      2000            1999            2000            1999
                                                                  ----------------------------    ----------------------------
UNITS OUTSTANDING, BY CLASS:

Standard units .................................................     1,162,015       1,415,413      20,656,355      24,749,727
Enhanced units:
   20 bp reduced ...............................................            --              --         241,853          95,480
   40 bp reduced ...............................................            --              --         200,998         194,756
                                                                  ------------    ------------    ------------    ------------
ACCUMULATION AT UNITS END OF PERIOD ............................     1,162,015       1,415,413      21,099,206      25,039,963
                                                                  ============    ============    ============    ============

ACCUMULATION VALUE PER UNIT:

Standard unit ..................................................  $   3.970544    $   3.673180    $   2.223456    $   2.056559
Enhanced unit:
   20 bp reduced ...............................................            --              --        2.288070        2.112183
   40 bp reduced ...............................................            --              --        2.357853        2.172271

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

================================================================================
                                STATEMENTS OF CHANGES IN NET ASSETS          19
================================================================================

       NAF VPS I AG 1                   NAF VPS I AG 1                    NAF VPS I AG                      NAF VPS I AG
     Money Market Fund                 Money Market Fund                MidCap Index Fund               Asset Allocation Fund
        Division 2                        Division 6                       Division 4                        Division 5
-----------------------------    ------------------------------   ------------------------------    ------------------------------
  For the          For the         For the           For the        For the           For the         For the           For the
 Year Ended       Year Ended      Year Ended        Year Ended     Year Ended        Year Ended      Year Ended        Year Ended
December 31,     December 31,    December 31,      December 31,   December 31,      December 31,    December 31,      December 31,
    2000             1999            2000              1999           2000              1999            2000              1999
-----------------------------    ------------------------------   ------------------------------    ------------------------------
$     228,583    $    162,374    $  21,522,658    $  13,158,073   $    (660,192)   $   1,205,309)   $   5,254,881    $   4,363,782
           --              --               --               --      36,259,218       54,717,361        9,998,010        4,428,516
           --              --               --               --     218,281,975      194,003,989       18,226,112        4,417,585

           --              --               --               --    (122,677,101)    (141,415,147)     (41,598,665)      11,930,044
-------------    ------------    -------------    -------------   -------------    -------------    -------------    -------------
      228,583         162,374       21,522,658       13,158,073     131,203,900      106,100,894       (8,119,662)      25,139,927
-------------    ------------    -------------    -------------   -------------    -------------    -------------    -------------

       33,852         139,686      148,434,751      119,148,566      55,873,374       63,479,375       13,330,260       21,853,335

     (469,439)       (275,980)     (99,415,922)     (66,195,806)    (69,363,660)     (51,522,548)     (19,851,542)     (17,081,242)
          --               --           (1,621)          (1,607)        (39,069)         (30,425)         (22,415)         (19,764)
      331,812         (44,481)     (30,658,180)     122,595,014         206,045      (91,656,730)     (25,906,569)       3,626,725
-------------    ------------    -------------    -------------   -------------    -------------    -------------    -------------

     (103,775)       (180,775)      18,359,028      175,546,167     (13,323,310)     (79,730,328)     (32,450,266)       8,379,054
-------------    ------------    -------------    -------------   -------------    -------------    -------------    -------------
      124,808         (18,401)      39,881,686      188,704,240     117,880,590       26,370,566      (40,569,928)      33,518,981

    4,179,086       4,197,487      455,355,844      266,651,604     876,876,200      850,505,634      261,054,138      227,535,157
-------------    ------------    -------------    -------------   -------------    -------------    -------------    -------------
$   4,303,894    $  4,179,086    $ 495,237,530    $ 455,355,844   $ 994,756,790    $ 876,876,200    $ 220,484,210    $ 261,054,138
=============    ============    =============    =============   =============    =============    =============    =============

 December 31,    December 31,     December 31,     December 31,    December 31,     December 31,     December 31,     December 31,
     2000            1999             2000             1999            2000             1999             2000             1999
-------------    ------------    -------------    -------------   -------------    -------------    -------------    -------------
    1,601,984       1,632,469      240,116,959      233,940,123     146,197,467      151,288,816       52,959,577       61,240,667

           --              --       11,188,908        9,613,663       2,040,360          523,908        1,078,319          673,135
           --              --        8,885,219        7,687,167       2,054,748        1,244,725          541,967          516,580
-------------    ------------    -------------     ------------   -------------    -------------    -------------    -------------
    1,601,984       1,632,469      260,191,086      251,240,953     150,292,575      153,057,449       54,579,863       62,430,382
=============    ============    =============     ============   =============    =============    =============    =============

$    2.686603    $   2.559979    $    1.896980    $    1.807351   $    6.604931    $    5.721920    $    4.029885    $    4.174280

           --              --         1.952578         1.856681        6.834114         5.908866         4.163168         4.303891
           --              --         2.102089         1.909470        7.088385         6.116544         4.310167         4.446999

--------------------------------------------------------------------------------

================================================================================
 20                   STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                                                             NAF VPS I AG                     NAF VPS I AG
                                                                      Government Securities Fund            Stock Index Fund
                                                                               Division 8                      Division 10A
                                                                    -------------------------------   -----------------------------
                                                                        For the        For the           For the        For the
                                                                      Year Ended      Year Ended        Year Ended     Year Ended
                                                                      December 31,    December 31,      December 31,   December 31,
                                                                         2000             1999             2000            1999
                                                                    -------------------------------   -----------------------------
OPERATIONS:
Net investment income (loss)......................................  $   4,266,605    $   4,586,896    $  (1,162,502)  $      44,364
Net realized gain (loss) on investments...........................     (1,248,563)         661,487       58,100,954      50,306,023
Capital gains distributions from mutual funds.....................             --               --       12,965,173       4,737,369
Net unrealized appreciation (depreciation) of investments
   during the period..............................................      6,463,950       (9,319,026)    (249,839,012)     45,440,162
                                                                    --------------   --------------   --------------  -------------
   Increase (decrease) in net assets resulting from operations....      9,481,992       (4,070,643)    (179,935,387)    100,527,918
                                                                    --------------   --------------   --------------  -------------

PRINCIPAL TRANSACTIONS:
Purchase payments.................................................      6,735,913       11,734,225        3,294,326       2,842,259
Surrenders of accumulation units
   by terminations and withdrawals................................     (7,779,036)      (9,010,978)     (49,985,638)    (40,751,241)
Annuity benefit payments..........................................             --               --       (2,195,774)     (2,202,048)
Amounts transferred interdivision and from (to) VALIC
   general account, net...........................................    (10,154,685)     (18,810,222)     106,867,959     (18,047,475)
                                                                    --------------   --------------   --------------  -------------
   Increase (decrease) in net assets resulting from
     principal transactions.......................................    (11,197,808)     (16,086,975)      57,980,873     (58,158,505)
                                                                    --------------   --------------   --------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS...........................     (1,715,816)     (20,157,618)    (121,954,514)     42,369,413

NET ASSETS:
Beginning of period...............................................     93,304,779      113,462,397      590,123,288     547,753,875
                                                                    --------------   --------------   --------------  -------------
End of period.....................................................  $  91,588,963    $  93,304,779    $ 468,168,774   $ 590,123,288
                                                                    ==============   ==============   ==============  =============

                                                                      December 31,     December 31,     December 31,    December 31,
                                                                          2000             1999             2000            1999
                                                                    -------------------------------   ------------------------------
UNITS OUTSTANDING, BY CLASS:
Standard units ...................................................     39,203,845       45,292,728       18,955,830     21,421,375
Enhanced units:
   20 bp reduced .................................................        824,249          243,537               --             --
   40 bp reduced .................................................        240,490          338,782               --             --
                                                                    --------------   --------------   --------------  --------------
ACCUMULATION AT UNITS END OF PERIOD ..............................     40,268,584       45,875,047       18,955,830     21,421,375
                                                                    ==============   ==============   ==============  ==============

ACCUMULATION VALUE PER UNIT:
Standard unit ....................................................  $    2.272280    $    2.032753    $   24.085709   $  26.836368
Enhanced unit:
   20 bp reduced .................................................       2.338322         2.087744               --             --
   40 bp reduced .................................................       2.409621         2.147126               --             --

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

================================================================================
                   STATEMENTS OF CHANGES IN NET ASSETS                       21
================================================================================


       NAF VPS I AG                        NAF VPS I AG                       NAF VPS I AG                      NAF VPS I AG
      Stock Index Fund                    Stock Index Fund                   Stock Index Fund           International Equities Fund
        Division 10B                        Division 10C                       Division 10D                     Division 11
------------------------------   ---------------------------------   -------------------------------- ------------------------------
     For the         For the          For the           For the         For the         For the         For the          For the
   Year Ended      Year Ended       Year Ended        Year Ended      Year Ended       Year Ended      Year Ended      Year Ended
   December 31,   December 31,      December 31,      December 31,    December 31,     December 31,    December 31,    December 31,
      2000            1999             2000               1999            2000            1999            2000            1999
------------------------------   ---------------------------------   -------------------------------- ------------------------------
$       114,521   $    309,409   $    (5,858,678)   $      848,688   $      (83,513)  $       4,562   $     179,502   $     277,419
      4,671,415      5,087,126       134,471,258        58,888,546        8,620,639       6,938,320       3,225,740      10,094,468
        976,822        362,359       117,452,887        36,367,266        1,267,724         471,902      15,426,095       8,117,049

     (8,576,276)     2,257,759      (602,906,183)      612,628,344      (14,070,038)      2,683,181     (48,585,868)     20,902,728
----------------  ------------   ----------------   --------------   ---------------  --------------- --------------  --------------
     (2,813,518)     8,016,653      (356,840,716)      708,732,844       (4,265,188)     10,097,965     (29,754,531)     39,391,664
----------------  ------------   ----------------   --------------   ---------------  --------------- --------------  --------------

        348,753        152,691       550,630,980       544,822,404          491,129         535,672      10,904,521      11,942,025

     (4,760,119)    (4,474,719)     (332,057,103)     (226,510,857)      (4,689,054)     (4,345,956)    (13,012,564)     (9,905,756)
       (332,461)      (371,146)         (375,012)         (262,614)         (19,407)        (18,611)        (21,869)        (18,915)
     (2,539,436)      (554,251)     (157,534,704)      189,528,934       (4,829,556)     (3,390,505)    (15,301,515)    (12,646,032)
----------------  ------------   ----------------   --------------   ---------------  --------------- --------------  --------------

     (7,283,263)    (5,247,425)       60,664,161       507,577,867       (9,046,888)     (7,219,400)    (17,431,427)    (10,628,678)
----------------  ------------   ----------------   --------------   ---------------  --------------- --------------  --------------
     10,096,781)     2,769,228      (296,176,555)    1,216,310,711      (13,312,076)      2,878,565     (47,185,958)     28,762,986


     45,318,104     42,548,876     4,553,102,850     3,336,792,139       59,391,609      56,513,044     177,037,368     148,274,382
----------------  ------------   ----------------   --------------   ---------------  --------------- --------------  --------------
$    35,221,323   $ 45,318,104   $ 4,256,926,295    $4,553,102,850   $   46,079,533   $  59,391,609   $ 129,851,410   $ 177,037,368
================  ============   ================   ==============   ===============  =============== ==============  ==============

  December 31,    December 31,     December 31,      December 31,      December 31,    December 31,    December 31,    December 31,
     2000             1999             2000             1999               2000            1999            2000            1999
------------------------------   ---------------------------------   -------------------------------- ------------------------------
        868,910     1,005,615        783,994,005      766,975,696         5,062,272        5,858,523     83,339,570      94,415,343

             --            --         32,626,172       18,855,858                --               --      1,538,819         348,851
             --            --         13,545,949       11,637,991                --               --        200,791         274,636
----------------  ------------   ----------------   --------------   ---------------  --------------- --------------  --------------
        868,910     1,005,615        830,166,126      797,469,545         5,062,272        5,858,523     85,079,180      95,038,830
================  ============   ================   ==============   ===============  =============== ==============  ==============

$     38.880970   $ 43.027665    $      5.112722    $    5.696582    $     9.061153   $    10.095883  $    1.523254   $    1.860227

             --            --           5.243588         5.830950                --               --       1.557330        1.898106
             --            --           5.389938         5.981762                --               --       1.592801        1.937488

--------------------------------------------------------------------------------

================================================================================
  22                  STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                                                                                             NAF VPS I AG
                                                                           NAF VPS I AG                International Government
                                                                      Social Awareness Fund                   Bond Fund
                                                                            Division 12                      Division 13
                                                                   -------------------------------   -------------------------------
                                                                      For the          For the         For the          For the
                                                                    Year Ended        Year Ended      Year Ended       Year Ended
                                                                    December 31,      December 31,    December 31,     December 31,
                                                                        2000              1999            2000             1999
                                                                   -------------------------------   -------------------------------
OPERATIONS:
Net investment income (loss)....................................   $  (1,030,267)   $  (1,053,214)   $   1,823,154   $    3,776,325
Net realized gain (loss) on investments.........................      24,019,324        8,179,859      (10,488,454)       1,059,581
Capital gains distributions from mutual funds...................      12,382,615       22,439,556          440,982          103,421
Net unrealized appreciation (depreciation) of investments
  during the period.............................................    (103,242,859)      57,407,741        1,075,379      (16,515,559)
                                                                   --------------   --------------   --------------  ---------------
  Increase (decrease) in net assets resulting from operations...     (67,871,187)      86,973,942       (7,148,939)     (11,576,232)
                                                                   --------------   --------------   --------------  ---------------

PRINCIPAL TRANSACTIONS:
Purchase payments...............................................      80,603,512       94,842,943       14,147,261       21,815,358
Surrenders of accumulation units
  by terminations and withdrawals...............................     (38,400,405)     (25,298,865)     (15,614,317)      (9,363,283)
Annuity benefit payments........................................         (32,490)         (24,585)          (2,552)          (3,034)
Amounts transferred interdivision and from (to) VALIC
  general account, net..........................................     (61,467,687)      27,286,374      (26,435,013)     (22,744,405)
                                                                   --------------   --------------   --------------  ---------------
  Increase (decrease) in net assets resulting from
    principal transactions......................................     (19,297,070)      96,805,867      (27,904,621)     (10,295,364)
                                                                   --------------   --------------   --------------  ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS.........................     (87,168,257)     183,779,809      (35,053,560)     (21,871,596)

NET ASSETS:
Beginning of period.............................................     618,921,268      435,141,459      147,336,613      169,208,209
                                                                   --------------   --------------   --------------  ---------------
End of period...................................................   $ 531,753,011    $ 618,921,268    $ 112,283,053    $ 147,336,613
                                                                   ==============   ==============   ==============  ===============

                                                                    December 31,      December 31,    December 31,     December 31,
                                                                        2000             1999            2000             1999
                                                                   -------------------------------   -------------------------------
UNITS OUTSTANDING, BY CLASS:
Standard units..................................................     130,333,155      136,226,993       71,084,248       90,136,603
Enhanced units:
   20 bp reduced................................................       4,403,285        3,028,346        1,861,115        1,058,856
   40 bp reduced................................................         653,150          631,193          292,521          308,660
                                                                   --------------   --------------   --------------  ---------------
ACCUMULATION UNITS AT END OF PERIOD.............................     135,389,590      139,886,532       73,237,884       91,504,119
                                                                   --------------   --------------   --------------  ---------------

ACCUMULATION VALUE PER UNIT:
Standard unit...................................................   $    3.921948    $    4.419383    $    1.531714   $     1.609098
Enhanced unit:
   20 bp reduced................................................        4.003679         4.502622         1.559033         1.634588
   40 bp reduced................................................        4.094876         4.596034         1.588174         1.661837

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

================================================================================
                     STATEMENTS OF CHANGES IN NET ASSETS                     23
================================================================================

                                                                                                               NAF VPS I
          NAF VPS I AG                     NAF VPS I                        NAF VPS I AG                     T. Rowe Price
      Small Cap Index Fund             Core Equity Fund                 Growth & Income Fund           Science & Technology Fund
          Division 14                      Division 15                       Division 16                      Division 17
------------------------------  --------------------------------   ------------------------------ ----------------------------------
      For the       For the         For the          For the          For the         For the         For the            For the
    Year Ended     Year Ended      Year Ended       Year Ended       Year Ended      Year Ended      Year Ended        Year Ended
   December 31,   December 31,    December 31,     December 31,     December 31,    December 31,    December 31,       December 31,
      2000           1999            2000              1999            2000             1999           2000               1999
------------------------------  --------------------------------   ------------------------------ ----------------------------------
$      409,352   $    270,564   $  (10,170,731)  $  (11,859,802)   $    (958,984)  $  (1,798,890) $   (35,203,677)  $   (19,907,095)
    10,330,744     15,168,549       75,965,323       65,180,424       19,323,823      14,837,619       82,098,661        30,613,817
    27,771,111     21,011,129      332,545,055       50,296,770       52,044,120      33,787,657      655,556,584       328,749,980

   (49,440,681)     4,167,711     (475,687,298)     (29,390,145)    (107,083,342)     13,472,567   (2,085,361,983)    1,226,217,782
---------------  -------------  ---------------  ---------------   --------------  -------------- ----------------  ----------------
   (10,929,474)    40,617,953      (77,347,651)      74,227,247      (36,674,383)     60,298,953   (1,382,910,415)    1,565,674,484
---------------  -------------  ---------------  ---------------   --------------  -------------- ----------------  ----------------

    19,440,494     23,105,395      118,292,511      161,308,154       27,898,259      32,568,050      480,068,756       279,006,916

   (18,596,425)   (13,990,673)     (83,877,004)     (68,528,954)     (24,860,139)    (19,456,775)    (248,006,050)      (99,642,197)
       (16,992)        (8,736)         (45,378)         (35,876)         (10,470)         (6,042)        (102,119)          (48,492)
    (3,794,926)   (34,222,314)    (190,037,038)    (161,568,773)     (37,467,705)    (22,008,587)     341,461,590       309,209,056
---------------  -------------  ---------------  ---------------   --------------  -------------- ----------------  ----------------

    (2,967,849)   (25,116,328)    (155,666,909)     (68,825,449)     (34,440,055)     (8,903,354)     573,422,177       488,525,283
---------------  -------------  ---------------  ---------------   --------------  -------------- ----------------  ----------------
   (13,897,323)    15,501,625     (233,014,560)       5,401,798      (71,114,438)     51,395,599     (809,488,238)    2,054,199,767


   241,172,296    225,670,671    1,218,662,404    1,213,260,606      336,623,510     285,227,911    3,411,442,095     1,357,242,328
---------------  -------------  ---------------  ---------------   --------------  -------------- ----------------  ----------------
$  227,274,973   $241,172,296   $  985,647,844   $1,218,662,404    $ 265,509,072   $ 336,623,510  $ 2,601,953,857   $ 3,411,442,095
===============  =============  ===============  ===============   ==============  ============== ================  ================

   December 31,   December 31,    December 31,     December 31,     December 31,    December 31,    December 31,       December 31,
      2000           1999            2000              1999            2000             1999           2000               1999
------------------------------  --------------------------------   ------------------------------ ----------------------------------
    90,786,183     94,031,183      397,168,720      460,108,285      110,018,242     124,329,201      594,274,024       517,699,561

     1,758,979        522,127       10,968,138        8,377,232        1,525,459         660,621       24,450,402        11,744,052
     1,437,650        949,989        2,802,135        3,034,597          745,693         704,903        4,060,355         3,286,480
---------------  -------------  ---------------  ---------------   --------------  -------------- ----------------  ----------------
    93,982,812     95,503,299      410,938,993      471,520,114      112,289,394     125,694,725      622,784,781       532,730,093
===============  =============  ===============  ===============   ==============  ============== ================  ================

$     2.413234   $   2.522643   $     2.395821   $     2.582249    $    2.362641   $    2.676995  $      4.173326   $      6.398997

      2.452120       2.558263         2.424914         2.608476         2.391488        2.704358         4.223161          6.462689
      2.495041       2.597863         2.457496         2.638280         2.423627        2.735261         4.279945          6.536543

--------------------------------------------------------------------------------

================================================================================
 24                         STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                                                              NAF VPS I
                                                                        Founders/T. Rowe Price                 Templeton
                                                                            Small Cap Fund            Asset Strategy Fund, Class 1
                                                                              Division 18                     Division 19
                                                                    -----------------------------    -----------------------------
                                                                         For the        For the         For the          For the
                                                                       Year Ended     Year Ended       Year Ended      Year Ended
                                                                      December 31,   December 31,     December 31,    December 31,
                                                                         2000             1999             2000             1999
                                                                    -----------------------------    -----------------------------
OPERATIONS:
Net investment income (loss) .....................................  $  (7,974,636)  $  (7,408,133)   $   3,710,450   $   3,194,984
Net realized gain (loss) on investments ..........................    286,794,458      63,772,555        2,341,007      14,669,025
Capital gains distributions from mutual funds ....................           --              --         50,257,931      38,640,994
Net unrealized appreciation (depreciation) of investments
   during the period .............................................   (215,000,925)     89,787,753      (59,158,641)      4,197,098
                                                                    -------------   -------------    -------------   -------------
   Increase (decrease) in net assets resulting from operations ...     63,818,897     146,152,175       (2,849,253)     60,702,101
                                                                    -------------   -------------    -------------   -------------

PRINCIPAL TRANSACTIONS:
Purchase payments ................................................     62,780,881      80,558,331       26,932,029      36,161,331
Surrenders of accumulation units
   by terminations and withdrawals ...............................    (63,498,704)    (48,924,631)     (25,367,938)    (21,505,474)
Annuity benefit payments .........................................        (22,669)        (17,577)         (32,299)        (25,689)
Amounts transferred interdivision and from (to) VALIC
     general account, net ........................................    (72,341,550)   (200,169,015)     (34,103,938)    (75,781,880)
                                                                    -------------   -------------    -------------   -------------
   Increase (decrease) in net assets resulting from
     principal transactions ......................................    (73,082,042)   (168,552,892)     (32,572,146)    (61,151,712)
                                                                    -------------   -------------    -------------   -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ..........................     (9,263,145)    (22,400,717)     (35,421,399)       (449,611)

NET ASSETS:
Beginning of period ..............................................    779,606,198     802,006,915      323,678,396     324,128,007
                                                                    -------------   -------------    -------------   -------------
End of period ....................................................  $ 770,343,053   $ 779,606,198    $ 288,256,997   $ 323,678,396
                                                                    =============   =============    =============   =============

                                                                      December 31,    December 31,    December 31,    December 31,
                                                                         2000            1999             2000            1999
                                                                    --------------  --------------   -------------   -------------
UNITS OUTSTANDING, BY CLASS:
Standard units ...................................................    314,734,469     351,855,473      120,660,042     137,266,658
Enhanced units:
   20 bp reduced .................................................      4,699,805       2,046,085        1,210,593         485,669
   40 bp reduced .................................................     25,448,674      23,669,214       18,398,345      18,489,196
                                                                    -------------   -------------    -------------   -------------
ACCUMULATION UNITS AT END OF PERIOD ..............................    344,882,948     377,570,772      140,268,980     156,241,523
                                                                    -------------   -------------    -------------   -------------

ACCUMULATION VALUE PER UNIT:
Standard unit ....................................................  $    2.225883   $    2.059431    $    2.038817   $    2.058095
Enhanced unit:
   20 bp reduced .................................................       2.262908        2.089527         2.086539        2.102090
   40 bp reduced .................................................       2.310234        2.128984         2.139068        2.150733


SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

================================================================================
                    STATEMENTS OF CHANGES IN NET ASSETS                      25
================================================================================


          NAF VPS I                         NAF VPS I
 American Century International         American Century                    Vanguard                         Vanguard
         Growth Fund                  Income & Growth Fund           Long-Term Corporate Fund         Long-Term Treasury Fund
         Division 20                      Division 21                      Division 22                       Division 23
------------------------------- -------------------------------   -----------------------------     -----------------------------
   For the        For the           For the         For the          For the          For the          For the         For the
  Year Ended     Year Ended       Year Ended       Year Ended      Year Ended       Year Ended       Year Ended       Year Ended
 December 31,   December 31,     December 31,     December 31,    December 31,     December 31,     December 31,     December 31,
    2000           1999              2000            1999             2000            1999              2000             1999
------------------------------- -------------------------------   -----------------------------     -----------------------------
$   6,619,987  $   11,247,994   $ (1,338,365)    $    2,202,593    $  4,047,519   $   3,751,628     $   7,565,059    $    7,007,754
  (14,071,384)     48,058,679    (15,637,390)         3,895,314      (1,893,045)       (398,632)       (3,383,592)         (687,054)
   90,908,468      71,597,060      1,741,982          6,380,872               -         410,483                 -         1,589,174

 (124,968,633)     22,890,344      6,520,778           (283,526)      4,808,488      (8,721,370)       21,896,610       (21,800,390)
-------------  --------------   ------------     --------------    ------------   -------------     -------------    --------------
  (41,511,562)    153,794,077     (8,712,995)        12,195,253       6,962,962      (4,957,891)       26,078,077       (13,890,516)
-------------  --------------   ------------     --------------    ------------   -------------     -------------    --------------

   63,464,773      86,045,632     39,379,704         54,245,118      12,239,675      20,898,993        28,499,545        46,110,281

  (57,585,341)    (46,576,624)   (22,362,774)       (13,753,656)     (6,516,431)     (3,914,976)      (12,946,151)       (8,715,834)
      (23,913)        (11,559)        (4,969)            (4,562)         (3,165)         (2,439)             (545)             (761)
 (131,596,798)   (143,595,363)     7,931,951        (53,742,268)     (6,493,340)     (3,549,583)       12,914,750          (436,765)
-------------  --------------   ------------     --------------    ------------   -------------     -------------    --------------

 (125,741,279)   (104,137,914)    24,943,912        (13,255,368)       (773,261)     13,431,995        28,467,599        36,956,921
-------------  --------------   ------------     --------------    ------------   -------------     -------------    --------------
 (167,252,841)     49,656,163     16,230,917         (1,060,115)      6,189,701       8,474,104        54,545,676        23,066,405


  819,152,366     769,496,203    246,908,393        247,968,508      68,438,756      59,964,652       142,318,611       119,252,206
-------------  --------------   ------------     --------------    ------------   -------------     -------------    --------------
$ 651,899,525  $  819,152,366   $263,139,310     $  246,908,393    $ 74,628,457   $  68,438,756     $ 196,864,287    $  142,318,611
=============  ==============   ============     ==============    ============   =============     =============    ==============

 December 31,    December 31,     December 31,    December 31,     December 31,    December 31,     December 31,    December 31,
     2000            1999            2000             1999             2000          1999               2000            1999
-----------------------------     -----------------------------    ----------------------------     ------------------------------
  307,144,232     372,176,780      158,568,077      146,888,390     48,181,776      49,616,245       127,031,428        110,102,115

    4,203,091       2,084,490        9,899,817        6,367,461      4,636,431       4,060,325        10,177,993          7,578,682
   19,499,174      19,529,937        2,733,233        2,230,357      3,872,413       3,874,406         1,825,127          1,466,945
-------------   -------------   --------------   --------------  -------------     -----------      ------------   ----------------
  330,846,497     393,791,207      171,201,127      155,486,208     56,690,620      57,550,976       139,034,548        119,147,742
=============   =============   ==============   ==============  =============     ===========      ============   ================

$    1.946441   $    2.076148   $     1.532152   $     1.584519  $    1.304716     $  1.179657      $   1.411710   $       1.191635

     1.996414        2.105759         1.573406         1.623952       1.352639        1.220562          1.450825           1.222216
     2.031378        2.138370         1.621397         1.670148       1.407668        1.267698          1.494066           1.256142



-------------------------------------------------------------------------------

================================================================================
 26             STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                                                            Vanguard                           Vanguard
                                                                         Windsor II Fund                    Wellington Fund
                                                                           Division 24                        Division 25
                                                                  -----------------------------     -----------------------------
                                                                     For the          For the          For the           For the
                                                                   Year Ended       Year Ended       Year Ended       Year Ended
                                                                  December 31,     December 31,     December 31,     December 31,
                                                                      2000             1999             2000             1999
                                                                  -----------------------------     -----------------------------
OPERATIONS:
Net investment income (loss) .................................... $   7,757,100   $   8,388,243     $  13,924,331   $  14,109,155
Net realized gain (loss) on investments .........................   (12,910,069)      6,166,843        (3,860,826)      1,861,183
Capital gains distributions from mutual funds ...................    32,626,441      67,184,211        27,960,932      28,847,888
Net unrealized appreciation (depreciation) of investments
   during the period ............................................    68,985,834    (144,035,946)        7,788,693     (30,879,706)
                                                                  -------------   -------------     -------------   -------------
   Increase (decrease) in net assets resulting from operations ..    96,459,306     (62,296,649)       45,813,130      13,938,520
                                                                  -------------   -------------     -------------   -------------

PRINCIPAL TRANSACTIONS:
Purchase payments ...............................................   128,437,430     213,954,582        91,879,820     149,843,118
Surrenders of accumulation units
   by terminations and withdrawals ..............................   (58,838,674)    (40,354,240)      (46,079,104)    (29,503,291)
Annuity benefit payments ........................................       (12,626)         (9,743)          (21,538)         (4,939)
Amounts transferred interdivision and from (to) VALIC
     general account, net .......................................  (134,740,497)    (29,853,674)      (94,442,506)     29,260,803
                                                                  -------------   -------------     -------------   -------------
   Increase (decrease) in net assets resulting from
     principal transactions .....................................   (65,154,367)    143,736,925       (48,663,328)    149,595,691
                                                                  -------------   -------------     -------------   -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS .........................    31,304,939      81,440,276        (2,850,198)    163,534,211

NET ASSETS:
Beginning of period .............................................   732,855,258     651,414,982       570,044,876     406,510,665
                                                                  -------------   -------------     -------------   -------------
End of period ................................................... $ 764,160,197   $ 732,855,258     $ 567,194,678   $ 570,044,876
                                                                  =============   =============     =============   =============

                                                                  December 31,    December 31,      December 31,    December 31,
                                                                      2000            1999              2000            1999
                                                                  ----------------------------      ----------------------------
UNITS OUTSTANDING, BY CLASS:
Standard units ..................................................   378,017,315     426,529,299       294,438,826     328,701,408
Enhanced units:
   20 bp reduced ................................................    24,169,868      20,846,053        29,685,842      28,195,817
   40 bp reduced ................................................    18,619,663      18,903,967        13,742,690      13,813,418
                                                                  -------------   -------------     -------------   -------------
ACCUMULATION UNITS AT END OF PERIOD .............................   420,806,846     466,279,319       337,867,358     370,710,643
                                                                  -------------   -------------     -------------   -------------

ACCUMULATION VALUE PER UNIT:
Standard unit ................................................... $    1.807556   $    1.566008     $    1.667267    $   1.528992
Enhanced unit:
   20 bp reduced ................................................      1.857688        1.606241          1.726939        1.580569
   40 bp reduced ................................................      1.916262        1.653581          1.797201        1.641601

(1)  Fund was no longer offered as of December 8, 2000.

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

================================================================================
                   STATEMENTS OF CHANGES IN NET ASSETS                        27
================================================================================

             Putnam                          Putnam OTC &                       Putnam                     Neuberger & Berman
New Opportunities Fund, Class A      Emerging Growth Fund, Class A   Global Growth Fund, Class A          Guardian Trust Fund
           Division 26                       Division 27                      Division 28                   Division 29/(1)/
-------------------------------   --------------------------------  -----------------------------   ------------------------------
     For the          For the          For the          For the         For the         For the         For the          For the
   Year Ended       Year Ended       Year Ended       Year Ended      Year Ended      Year Ended      Year Ended       Year Ended
  December 31,     December 31,     December 31,     December 31,    December 31,    December 31,    December 31,     December 31,
      2000             1999             2000             1999            2000            1999            2000             1999
-------------------------------   -------------------------------   -----------------------------   ------------------------------
$  (12,003,746)  $   (5,793,432)  $   (5,757,701)  $   (1,934,231)  $  (5,816,825)  $  (2,657,686)  $    (326,212)  $     (148,588)
    17,925,902        5,405,004       57,145,172        9,704,876      15,982,512       4,532,574     (15,117,116)         232,115
   145,256,703       73,606,083      102,244,084       20,649,440      89,778,642      43,772,448              --       10,764,888

  (545,316,085)     313,953,044     (591,471,443)     182,753,857    (318,770,444)    131,823,273      13,300,805       (6,452,929)
--------------   --------------   --------------   --------------   -------------   -------------   -------------   --------------
  (394,137,226)     387,170,699     (437,839,888)     211,173,942    (218,826,115)    177,470,609      (2,142,523)       4,395,486
--------------   --------------   --------------   --------------   -------------   -------------   -------------   --------------

   238,807,168      156,130,519      140,289,751       40,430,971     137,412,073      77,466,315       8,197,899       12,562,405

   (87,228,114)     (25,813,365)     (38,803,779)      (8,888,544)    (37,301,023)    (10,501,490)     (4,581,585)      (3,739,131)
        (9,081)            (896)          (6,371)          (2,730)         (9,618)         (4,995)             --              (67)
   272,670,624       86,572,168      315,494,176       46,636,113     190,136,512      89,335,469     (60,970,318)     (15,092,015)
--------------   --------------   --------------   --------------   -------------   -------------   -------------   --------------

   424,240,597      216,888,426      416,973,777       78,175,810     290,237,944     156,295,299     (57,354,004)      (6,268,808)
--------------   --------------   --------------   --------------   -------------   -------------   -------------   --------------
    30,103,371      604,059,125      (20,866,111)     289,349,752      71,411,829     333,765,908     (59,496,527)      (1,873,322)


 1,016,472,079      412,412,954      431,661,747      142,311,995     496,860,949     163,095,041      59,496,527       61,369,849
--------------   --------------   --------------   --------------   -------------   -------------   -------------   --------------
$1,046,575,450   $1,016,472,079   $  410,795,636   $  431,661,747   $ 568,272,778   $ 496,860,949   $          --   $   59,496,527
==============   ==============   ==============   ==============   =============   =============   =============   ==============

  December 31,     December 31,     December 31,     December 31,    December 31,    December 31,    December 31,     December 31,
      2000             1999             2000             1999            2000            1999            2000             1999
-------------------------------   -------------------------------   -----------------------------   ------------------------------
   529,608,595      386,064,440      328,139,044      170,725,977     293,990,642     181,916,991              --       40,241,067

    37,383,151       19,231,737       20,908,160        6,570,152      23,568,922      11,313,375              --        1,406,229
    33,355,949       21,386,431        3,343,890        1,605,024      12,132,622       7,494,551              --          112,799
--------------   --------------   --------------   --------------   -------------   -------------   -------------   --------------
   600,347,695      426,682,608      352,391,094      178,901,153     329,692,186     200,724,917              --       41,760,095
==============   ==============   ==============   ==============   =============   =============   =============   ==============

$     1.737310   $     2.376261   $     1.162947   $     2.408872   $    1.715894   $    2.465895   $          --   $     1.422424

      1.768623         2.414279         1.195520         2.471391        1.764559        2.530785              --         1.471857
      1.805586         2.459834         1.232372         2.542500        1.818976        2.603644              --         1.528673

================================================================================
   28                      STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                                                            NAF VPS I
                                                                            Founders                              American
                                                                     Large Cap Growth Fund                   Century Ultra Fund
                                                                           Division 30                           Division 31
                                                              -----------------------------------    -------------------------------
                                                                   For the             For the             For the         For the
                                                                 Year Ended          Year Ended          Year Ended      Year Ended
                                                                 December 31,       December 31,        December 31,    December 31,
                                                                     2000               1999                2000            1999
                                                              -----------------------------------    -------------------------------
OPERATIONS:
Net investment income (loss)...............................     $  (8,943,862)   $  (5,884,618)      $  (11,438,080) $   (6,405,426)
Net realized gain (loss) on investments....................      (216,810,934)       4,207,339            8,903,482       5,962,303
Capital gains distributions from mutual funds..............       151,256,167      127,949,776          132,737,069      29,663,737
Net unrealized appreciation (depreciation) of
   investments during the period...........................      (215,970,656)      95,948,371         (402,772,564)    227,838,963
                                                                -------------    -------------       --------------  --------------
   Increase (decrease) in net assets resulting
    from operations........................................      (290,469,285)     222,220,868         (272,570,093)    257,059,577
                                                                -------------    -------------       --------------  --------------
PRINCIPAL TRANSACTIONS:
Purchase payments..........................................       181,089,762      179,626,688          271,264,429     209,997,538
Surrenders of accumulation units
   by terminations and withdrawals.........................       (73,107,773)     (27,384,768)         (74,859,433)    (30,465,801)
Annuity benefit payments...................................            (5,286)          (2,237)             (38,457)         (8,296)
Amounts transferred interdivision and from (to) VALIC
     general account, net..................................        57,619,580       88,107,501          161,438,718     221,997,706
                                                                -------------    -------------       --------------  --------------
   Increase (decrease) in net assets resulting from
     principal transactions................................       165,596,283      240,347,184          357,805,257     401,521,147
                                                                -------------    -------------       --------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS....................      (124,873,002)     462,568,052           85,235,164     658,580,724

NET ASSETS:
Beginning of period........................................       875,488,972      412,920,920        1,025,421,053     366,840,329
                                                                -------------    -------------       --------------  --------------
End of period..............................................     $ 750,615,970    $ 875,488,972       $1,110,656,217  $1,025,421,053
                                                                -------------    -------------       --------------  --------------

                                                                 December 31,       December 31,        December 31,     December 31
                                                                     2000               1999                2000            1999
                                                              -----------------------------------    -------------------------------
UNITS OUTSTANDING, BY CLASS:
Standard units.............................................       414,967,969      357,129,398          551,791,383     411,119,880
Enhanced units:
   20 bp reduced...........................................        27,439,775       16,160,159           38,053,829      20,827,045
   40 bp reduced...........................................        30,195,520       23,525,351            1,894,747       1,613,349
                                                                -------------    -------------       --------------  --------------
ACCUMULATION UNITS AT END OF PERIOD........................       472,603,264      396,814,908          591,739,959     433,560,274
                                                                --------------   -------------       --------------  --------------
ACCUMULATION VALUE PER UNIT:
Standard unit..............................................     $    1.579540    $    2.196620       $     1.871523  $     2.359768
Enhanced unit:
   20 bp reduced...........................................          1.622990         2.252548             1.937234        2.437771
   40 bp reduced...........................................          1.672458         2.316600             2.012669        2.527648

(1) Fund was no longer offered as of December 8, 2000.

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

================================================================================
                       STATEMENTS OF CHANGES IN NET ASSETS                 29
================================================================================


                                                                                                                NAF VPS II
             Templeton                        NAF VPS II                    American General                    J.P. Morgan
       Foreign Fund, Class A         International Growth Fund         International Value Fund           Small Cap Growth Fund
            Division 32                      Division 33                     Division 34/(1)/                   Division 35
-------------------------------   -------------------------------   ------------------------------    ------------------------------
      For the        For the            For the         For the          For the         For the          For the          For the
    Year Ended      Year Ended        Year Ended      Year Ended       Year Ended      Year Ended       Year Ended       Year Ended
   December 31,    December 31,      December 31,    December 31,     December 31,    December 31,     December 31,     December 31,
      2000            1999               2000           1999              2000            1999             2000             1999
-------------------------------   -------------------------------   ------------------------------    ------------------------------
$   3,842,679    $   7,554,809     $     27,101      $    83,486     $    (16,046)     $    70,476     $    (66,664)  $    (10,661)
   (6,285,406)      (2,951,879)         362,225           12,371        1,597,288           50,532        1,181,503        128,821
    6,419,696        2,706,922        1,038,404          179,573               --          358,216        2,952,973      1,115,791

  (19,720,657)      80,764,072       (2,987,949)       2,105,762       (3,144,623)       2,597,347      (10,982,458)     4,835,156
-------------    -------------     ------------      -----------     ------------      -----------     ------------   ------------
  (15,743,688)      88,073,924       (1,560,219)       2,381,192       (1,563,381)       3,076,571       (6,914,646)     6,069,107
-------------    -------------     ------------      -----------     ------------      -----------     ------------   ------------

   53,168,027       56,633,360        1,601,297          407,427        1,126,777          555,334        5,733,554      2,566,013

  (27,955,497)     (13,184,454)         (34,225)         (14,716)         (58,322)         (15,637)        (517,906)      (102,973)
       (4,878)          (2,321)              --               --               --               --               --             --
  (20,120,449)     (11,673,466)      11,312,930          233,728       (7,604,521)         330,143        8,892,569      2,902,335
-------------    -------------     ------------      -----------     ------------      -----------     ------------   ------------

    5,087,203       31,773,119       12,880,002          626,439       (6,536,066)         869,840       14,108,217      5,365,375
-------------    -------------     ------------      -----------     ------------      -----------     ------------   ------------
  (10,656,485)     119,847,043       11,319,783        3,007,631       (8,099,447)       3,946,411        7,193,571     11,434,482


  338,315,316      218,468,273        6,858,381        3,850,750        8,099,447        4,153,036       16,713,955      5,279,473
-------------    -------------     ------------      -----------     ------------      -----------     ------------   ------------
$ 327,658,831    $ 338,315,316     $ 18,178,164      $ 6,858,381     $         --      $ 8,099,447     $ 23,907,526   $ 16,713,955
=============    =============     ============      ===========     ============      ===========     ============   ============


   December 31,    December 31,      December 31,    December 31,     December 31,    December 31,     December 31,     December 31,
      2000            1999               2000           1999              2000            1999             2000             1999
-------------------------------   -------------------------------   ------------------------------    ------------------------------
  218,992,832      219,168,378        3,937,263          167,387               --          337,242        2,825,155        298,665

   13,195,521        8,660,425          842,886            5,641               --          177,255          476,647        119,661
      434,454          503,020        1,016,595          329,526               --           72,570        6,399,633      2,975,505
-------------    -------------     ------------      -----------     ------------      -----------     ------------   ------------
  232,622,807      228,331,823        5,796,744          502,554               --          587,067        9,701,435      3,393,831
-------------    -------------     ------------      -----------     ------------      -----------     ------------   ------------

$    1.405534    $    1.479830     $   1.360503      $  1.634943     $         --      $  1.915641     $   1.780869   $   2.272711

     1.444496         1.517785         1.366788         1.639279               --         1.920710         1.789077       2.278700
     1.488494         1.560956         1.373190         1.643677               --         1.925869         1.797455       2.284815

--------------------------------------------------------------------------------

================================================================================
30                    STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                                                                                              NAF VPS II
                                                                              NAF VPS II                        INVESCO
                                                                         Small Cap Value Fund              MidCap Growth Fund
                                                                              Division 36                      Division 37
                                                                      ---------------------------     ------------------------------
                                                                         For the        For the          For the           For the
                                                                       Year Ended     Year Ended        Year Ended       Year Ended
                                                                      December 31,   December 31,      December 31,     December 31,
                                                                          2000          1999               2000            1999
                                                                      ---------------------------     ------------------------------
OPERATIONS:
Net investment income (loss).....................................     $    76,275    $    55,280      $      (7,497)   $    (3,196)
Net realized gain (loss) on investments..........................          30,739          6,489            666,462         21,955
Capital gains distributions from mutual funds....................         783,564        145,670          3,025,026        710,827
Net unrealized appreciation (depreciation) of investments
   during the period.............................................         231,053       (493,258)        (4,331,987)      (258,735)
                                                                      ------------   ------------     --------------   -------------
   Increase (decrease) in net assets resulting from operations...       1,121,631       (285,819)          (647,996)       470,851
                                                                      ------------   ------------     --------------   -------------
PRINCIPAL TRANSACTIONS:
Purchase payments................................................         173,820        204,028          1,515,617      1,017,137
Surrenders of accumulation units
   by terminations and withdrawals...............................         (17,047)        (1,545)           (76,658)       (14,137)
Annuity benefit payments.........................................            --             --                 --             --
Amounts transferred interdivision and from (to) VALIC
     general account, net........................................       2,468,155         54,906          4,446,798        121,669
                                                                      ------------   ------------     --------------   -------------
   Increase (decrease) in net assets resulting from
     principal transactions......................................       2,624,928        257,389          5,885,757      1,124,669
                                                                      ------------   ------------     --------------   -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS..........................       3,746,559        (28,430)         5,237,761      1,595,520

NET ASSETS:
Beginning of period..............................................       4,471,676      4,500,106          7,071,120      5,475,600
                                                                      ------------   ------------     --------------   -------------
End of period....................................................     $ 8,218,235    $ 4,471,676      $  12,308,881    $ 7,071,120
                                                                      ============   ============     ==============   =============
                                                                      December 31,   December 31,      December 31,     December 31,
                                                                          2000          1999               2000            1999
                                                                      ---------------------------     ------------------------------
UNITS OUTSTANDING, BY CLASS:
Standard units...................................................       2,215,195        166,013          3,354,590         477,094
Enhanced units:
   20 bp reduced.................................................          87,545            232            654,531           1,244
   40 bp reduced.................................................         152,120         80,739            692,475         393,589
                                                                      ------------   ------------     --------------   -------------
ACCUMULATION UNITS AT END OF PERIOD..............................       2,454,860        246,984          4,701,596         871,927
                                                                      ============   ============     ==============   =============
ACCUMULATION VALUE PER UNIT:
Standard unit....................................................     $  1.309775    $  1.080558      $    1.416916    $   1.423173
Enhanced unit:
   20 bp reduced.................................................        1.315783       1.083393           1.423436        1.426935
   40 bp reduced.................................................        1.321955       1.086316           1.430101        1.430763

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

================================================================================
                      STATEMENTS OF CHANGES IN NET ASSETS                    31
================================================================================

          NAF VPS II                     NAF VPS II                      NAF VPS II
       Neuberger Berman                 Goldman Sachs                   State Street                  NAF VPS II AG
      MidCap Value Fund              Large Cap Growth Fund           Large Cap Value Fund         Socially Responsible Fund
         Division 38                      Division 39                    Division 40                    Division 41
-----------------------------   ------------------------------   ----------------------------   -----------------------------
   For the        For the          For the         For the        For the         For the         For the          For the
 Year Ended       Year Ended      Year Ended      Year Ended      Year Ended     Year Ended      Year Ended       Year Ended
December 31,     December 31,    December 31,    December 31,    December 31,   December 31,    December 31,     December 31,
    2000            1999             2000            1999           2000           1999             2000            1999
-----------------------------   -----------------------------    ----------------------------   -----------------------------
$     22,727    $     34,101    $    (74,128)   $    (24,106)    $    47,726   $      45,852    $    124,340    $     79,807
     355,880         156,954       1,041,257         196,164          67,479          63,723         361,444          64,508
     834,182       1,894,986       1,185,930         634,398          54,370         650,214         147,436         391,925

   2,176,277        (764,242)     (8,586,198)      3,810,394         150,700        (552,152)     (1,897,535)      1,103,235
-------------   -------------   -------------   -------------    ------------  --------------   -------------   -------------
   3,389,066       1,321,799      (6,433,139)      4,616,850         320,275         207,637      (1,264,315)      1,639,475
-------------   -------------   -------------   -------------    ------------  --------------   -------------   -------------

   1,681,277       1,350,999       6,735,001       9,704,453         752,733         554,240       1,762,780       2,903,630
    (161,884)        (22,598)       (764,623)       (287,336)        (29,138)        (26,803)       (192,398)        (20,548)
           -               -               -               -               -               -               -               -
  13,224,278         718,756       1,364,456       4,199,650         455,987         115,335         679,357       1,306,362
-------------   -------------   -------------   -------------    ------------  --------------   -------------   -------------

  14,743,671       2,047,157       7,334,834      13,616,767       1,179,582         642,772       2,249,739       4,189,444
-------------   -------------   -------------   -------------    ------------  --------------   -------------   -------------
  18,132,737       3,368,956         901,695      18,233,617       1,499,857         850,409         985,424       5,828,919


   8,341,165       4,972,209      21,781,250       3,547,633       4,477,159       3,626,750      12,238,085       6,409,166
-------------   -------------   -------------   -------------    ------------  --------------   -------------   -------------
$ 26,473,902    $  8,341,165    $ 22,682,945    $ 21,781,250     $ 5,977,016   $   4,477,159    $ 13,223,509    $ 12,238,085
=============   =============   =============   =============    ============  ==============   =============   =============

December 31,     December 31,    December 31,    December 31,    December 31,   December 31,    December 31,     December 31,
    2000            1999             2000            1999           2000           1999             2000            1999
-----------------------------   -----------------------------    ----------------------------   -----------------------------
   6,374,398         223,437       2,191,030         519,825       1,132,534         216,072         821,758         282,396

     687,388         142,103         435,416          95,862         133,690             221       1,291,021         106,148
   2,698,780       1,116,041      12,563,787       9,513,851         343,968         287,197       2,795,968       2,715,174
-------------   -------------   -------------   -------------    ------------  --------------   -------------   -------------
   9,760,566       1,481,581      15,190,233      10,129,538       1,610,192         503,490       4,908,747       3,103,718
=============   =============   =============   =============    ============  ==============   =============   =============

$   1.947321    $   1.521699    $   1.280697    $   1.667518     $   1.365378  $     1.302905   $    1.349146   $    1.497374

    1.956274        1.525696        1.286614        1.671932         1.371665        1.306351        1.355365        1.501310
    1.965451        1.529814        1.292637        1.676417         1.378098        1.309860        1.361713        1.505354

--------------------------------------------------------------------------------

================================================================================
32                    STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                                                          American General                American General
                                                                           Balanced Fund                 Domestic Bond Fund
                                                                          Division 42/(1)/                Division 43/(1)/
                                                                    ----------------------------    ----------------------------
                                                                      For the         For the        For the         For the
                                                                    Year Ended      Year Ended      Year Ended      Year Ended
                                                                    December 31,    December 31,    December 31,    December 31,
                                                                        2000           1999             2000           1999
                                                                    ----------------------------    ----------------------------
OPERATIONS:
Net investment income (loss).....................................   $    229,292    $    188,495    $    101,146    $     98,906
Net realized gain (loss) on investments..........................      1,082,927          30,618         (33,631)         (7,296)
Capital gains distributions from mutual funds....................             --         432,947              --              36
Net unrealized appreciation (depreciation) of investments
   during the period.............................................     (1,155,747)        350,211         110,710        (139,402)
                                                                    ------------    ------------    ------------    ------------
   Increase (decrease) in net assets resulting from operations...        156,472       1,002,271         178,225         (47,756)
                                                                    ------------    ------------    ------------    ------------
PRINCIPAL TRANSACTIONS:
Purchase payments................................................      1,025,781       1,574,236       1,837,184         623,941
Surrenders of accumulation units by terminations and
   withdrawals...................................................       (175,590)        (60,039)        (45,297)         (1,682)
Annuity benefit payments.........................................             --              --              --              --
Amounts transferred interdivision and from (to) VALIC
   general account, net..........................................    (10,973,850)      1,582,048      (3,803,160)        (51,023)
                                                                    ------------    ------------    ------------    ------------
   Increase (decrease) in net assets resulting from
     principal transactions......................................    (10,123,659)      3,096,245      (2,011,273)        571,236
                                                                    ------------    ------------    ------------    ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS..........................     (9,967,187)      4,098,516      (1,833,048)        523,480

NET ASSETS:
Beginning of period..............................................      9,967,187       5,868,671       1,833,048       1,309,568
                                                                    ------------    ------------    ------------    ------------
End of period....................................................   $         --    $  9,967,187    $         --    $  1,833,048
                                                                    ============    ============    ============    ============
                                                                    December 31,    December 31,    December 31,    December 31,
                                                                       2000            1999            2000            1999
                                                                    ----------------------------    ----------------------------
UNITS OUTSTANDING, BY CLASS:
Standard units...................................................             --         461,870              --         188,580
Enhanced units:
   20 bp reduced.................................................             --          38,339              --              --
   40 bp reduced.................................................             --       1,968,894              --         370,695
                                                                    ------------    ------------    ------------    ------------
ACCUMULATION UNITS AT END OF PERIOD..............................             --       2,469,103              --         559,275
                                                                    ============    ============    ============    ============
ACCUMULATION VALUE PER UNIT:
Standard unit....................................................   $         --    $   1.323103    $         --    $   1.004631
Enhanced unit:
   20 bp reduced.................................................             --        1.326598              --              --
   40 bp reduced.................................................             --        1.330160              --        1.009996

(1) Fund was no longer offered as of December 8, 2000.

SEE NOTES TO FINANCIAL STATEMENTS.

________________________________________________________________________________

================================================================================
                      STATEMENTS OF CHANGES IN NET ASSETS                     33
================================================================================

                                           NAF VPS I
      NAF VPS II AG 2                       Putnam                         NAF VPS I AG                       Janus
     Money Market Fund                Opportunities Fund             Nasdaq-100(R) Index Fund          Adviser Worldwide Fund
        Division 44                       Division 45                       Division 46                     Division 47
----------------------------    ------------------------------    ------------------------------   ------------------------------
  For the         For the        For the Period    For the         For the Period    For the        For the Period    For the
Year Ended      Year Ended      Oct. 2, 2000 to   Year Ended      Oct. 2, 2000 to   Year Ended     Dec. 8, 2000 to   Year Ended
December 31,    December 31,      December 31,    December 31,      December 31,    December 31,     December 31,    December 31,
    2000           1999               2000           1999               2000           1999              2000           1999
----------------------------    ------------------------------    ------------------------------   ------------------------------
$ 1,029,687     $   385,966        $     (36)      $        -        $     (386)              -       $    9,883               -
          -               -          (13,049)               -           (61,806)              -           (5,089)              -
          -               -                -                -                 -               -                -               -

          -               -            2,038                -          (210,723)              -          (79,079)              -
-----------     -----------        ---------       ----------        ----------     -----------       ----------      ----------
  1,029,687         385,966          (11,047)               -          (272,915)              -          (74,285)              -
-----------     -----------        ---------       ----------        ----------     -----------       ----------      ----------

  8,548,579       6,681,738           29,570                -            22,468               -           24,115               -

 (5,843,167)       (641,200)             (11)               -              (162)              -             (131)              -
          -               -                -                -                 -               -                -               -
 16,172,802          73,281           72,332                -         3,355,830               -        2,396,157               -
-----------     -----------        ---------       ----------        ----------     -----------       ----------      ----------

 18,878,214       6,113,819          101,891                -         3,378,136               -        2,420,141               -
-----------     -----------        ---------       ----------        ----------     -----------       ----------      ----------
 19,907,901       6,499,785           90,844                -         3,105,221               -        2,345,856               -


 11,582,263       5,082,478                -                -                 -               -                -               -
-----------     -----------        ---------       ----------        ----------     -----------       ----------      ----------
$31,490,164     $11,582,263        $  90,844       $        -        $3,105,221     $         -       $2,345,856      $        -
===========     ===========        =========       ==========        ==========     ===========       ==========      ==========

December 31,    December 31,      December 31,    December 31,      December 31,    December 31,     December 31,    December 31,
------------    ------------      ------------    ------------      ------------    ------------     ------------    ------------
 14,885,109       4,089,393          108,891                -         4,042,621               -        2,465,341               -

  8,860,373       1,844,830               12                -           216,742               -          103,617               -
      1,274               -            4,289                -            69,543               -            2,235               -
-----------     -----------        ---------       ----------        ----------     -----------       ----------      ----------
 23,746,756       5,934,223          113,192                -         4,328,906               -        2,571,193               -
===========     ===========        =========       ==========        ==========     ===========       ==========      ==========

$  1.108904     $  1.053624        $0.802554       $        -        $ 0.717303     $         -       $ 0.912349      $        -

   1.114012        1.056406         0.802818                -          0.717537               -         0.912648               -
   1.119250               -         0.803079                -          0.717773               -         0.912940               -

================================================================================
34                    STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                                                           NAF VPS II AG                    NAF VPS II AG
                                                                  Aggressive Growth Lifestyle Fund   Moderate Growth Lifestyle Fund
                                                                           Division 48                      Division 49
                                                                  ---------------------------------  ------------------------------
                                                                    For the              For the       For the           For the
                                                                   Year Ended           Year Ended    Year Ended        Year Ended
                                                                  December 31,         December 31,  December 31,      December 31,
                                                                      2000                 1999          2000              1999
                                                                  ---------------------------------  ------------------------------
OPERATIONS:
Net investment income (loss) ...................................  $    498,802         $    743,981  $    728,170      $    920,304
Net realized gain (loss) on investments ........................       453,832               63,773       408,344            83,407
Capital gains distributions from mutual funds ..................     2,545,203              323,571     2,213,072           389,591
Net unrealized appreciation (depreciation) of investments
   during the period ...........................................    (4,489,356)           1,217,409    (3,707,694)          497,038
                                                                  ------------         ------------  ------------      ------------
   Increase (decrease) in net assets resulting from operations .      (991,519)           2,348,734      (358,108)        1,890,340
                                                                  ------------         ------------  ------------      ------------
PRINCIPAL TRANSACTIONS:
Purchase payments ..............................................     3,668,438            2,368,603     4,333,908         4,916,637
Surrenders of accumulation units
   by terminations and withdrawals .............................      (295,250)             (49,197)     (418,555)         (119,332)
Annuity benefit payments .......................................            --                   --            --                --
Amounts transferred interdivision and from (to) VALIC
     general account, net ......................................     2,045,058                  934     7,857,631           (63,592)
                                                                  ------------         ------------  ------------      ------------
   Increase (decrease) in net assets resulting from
     principal transactions ....................................     5,418,246            2,320,340    11,772,984         4,733,713
                                                                  ------------         ------------  ------------      ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ........................     4,426,727            4,669,074    11,414,876         6,624,053

NET ASSETS:
Beginning of period ............................................    10,650,679            5,981,605    12,569,661         5,945,608
                                                                  ------------         ------------  ------------      ------------
End of period ..................................................  $ 15,077,406         $ 10,650,679  $ 23,984,537      $ 12,569,661
                                                                  ------------         ------------  ------------      ------------
                                                                  December 31,         December 31,  December 31,      December 31,
                                                                      2000                 1999          2000              1999
                                                                  ------------         ------------  ------------      ------------
UNITS OUTSTANDING, BY CLASS:
Standard units .................................................     3,064,339              139,443     5,035,039           215,575
Enhanced units:
   20 bp reduced ...............................................       460,167               46,149       864,680           213,355
   40 bp reduced ...............................................     2,127,577            1,674,512     6,590,639         3,491,046
                                                                  ------------         ------------  ------------      ------------
ACCUMULATION UNITS AT END OF PERIOD ............................     5,652,083            1,860,104    12,490,358         3,919,976
                                                                  ------------         ------------  ------------      ------------

ACCUMULATION VALUE PER UNIT:
Standard unit ..................................................  $   1.427592         $   1.538200  $   1.379301      $   1.397661
Enhanced unit:
   20 bp reduced ...............................................      1.434196             1.542278      1.385638          1.401340
   40 bp reduced ...............................................      1.440902             1.546416      1.392136          1.405109


(1) Fund was no longer offered as of December 8, 2000.
SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

================================================================================
                      STATEMENTS OF CHANGES IN NET ASSETS                     35
================================================================================

                                                                                                                Vanguard
         NAF VPS II AG                        T. Rowe Price                      Vanguard                 LifeStrategy Moderate
Conservative Growth Lifestyle Fund            Small Cap Fund             LifeStrategy Growth Fund              Growth Fund
          Division 50                         Division 51(1)                    Division 52                    Division 53
----------------------------------    -----------------------------    ----------------------------     ---------------------------
     For the           For the           For the         For the          For the        For the          For the        For the
    Year Ended        Year Ended        Year Ended      Year Ended       Year Ended     Year Ended       Year Ended     Year Ended
   December 31,      December 31,      December 31,    December 31,     December 31,   December 31,     December 31,   December 31,
       2000              1999             2000             1999             2000           1999              2000          1999
----------------------------------    -----------------------------    ----------------------------     ---------------------------
$        482,999  $       602,341     $    (106,782)  $    (20,554)    $    597,606    $    308,508     $  1,124,575   $    611,113
           2,865          895,570         2,438,101         40,991          310,729          57,727          186,756         29,492
         870,597        1,025,645                 -        320,107          247,097         177,605          282,212        218,753

      (1,061,504)      (1,418,604)       (1,008,645)     1,008,645       (3,523,220)      2,002,755       (2,413,287)     1,470,942
----------------  ---------------     -------------   ------------     ------------    ------------     ------------   ------------
         294,957        1,104,952         1,322,674      1,349,189       (2,367,788)      2,546,595         (819,744)     2,330,300
----------------  ---------------     -------------   ------------     ------------    ------------     ------------   ------------

       1,576,529        1,836,447         3,756,197      5,952,689       13,665,718      16,026,935       14,871,674     25,276,661

        (234,882)         (50,904)       (1,620,819)      (196,858)      (2,294,322)       (202,105)      (2,648,143)      (684,329)
               -                -                 -              -                -               -                -              -
       3,453,970             (326)      (12,216,066)     1,652,855        4,606,268       6,590,799         (271,745)     5,146,081
----------------  ---------------     -------------   ------------     ------------    ------------     ------------   ------------

       4,795,617        1,785,217       (10,080,688)     7,408,686       15,977,664      22,415,629       11,951,786     29,738,413
----------------  ---------------     -------------   ------------     ------------    ------------     ------------   ------------
       5,090,574        2,890,169        (8,758,014)     8,757,875       13,609,876      24,962,224       11,132,042     32,068,713

       8,718,882        5,828,713         8,758,014            139       24,962,224               -       32,068,713              -
----------------  ---------------     -------------   ------------     ------------    ------------     ------------   ------------
$     13,809,456  $     8,718,882     $           -   $  8,758,014     $ 38,572,100    $ 24,962,224     $ 43,200,755   $ 32,068,713
----------------  ---------------     -------------   ------------     ------------    ------------     ------------   ------------

  December 31,      December 31,       December 31,    December 31,    December 31,     December 31,    December 31,   December 31,
      2000              1999               2000             1999           2000            1999             2000           1999
----------------------------------    -----------------------------    ----------------------------     ---------------------------
       3,163,014          203,221                 -        821,977        7,294,970       1,591,689        3,343,004      1,354,406

         735,103          246,969                 -        249,245        2,267,355       1,468,333        2,887,958      2,152,244
       1,531,710        1,160,286                 -      5,672,360       20,760,221      15,310,158       28,958,521     22,135,061
----------------  ---------------     -------------   ------------     ------------    ------------     ------------   ------------
       5,429,827        1,610,476                 -      6,743,582       30,322,546      18,370,180       35,189,483     25,641,711
----------------  ---------------     -------------   ------------     ------------    ------------     ------------   ------------

$       1.337269  $      1.306897     $           -   $   1.293095     $   1.263800    $   1.352880     $   1.218136   $   1.244955

        1.343422         1.310337                 -       1.296356         1.269511        1.356289         1.223626       1.248092
        1.349712         1.313858                 -       1.299637         1.275241        1.359710         1.229163       1.251243

--------------------------------------------------------------------------------

================================================================================
36                    STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                                                                Vanguard
                                                                         LifeStrategy Conservative             Evergreen
                                                                               Growth Fund            Small Cap Value Fund, Class A
                                                                               Division 54                     Division 55
                                                                       ----------------------------   ------------------------------
                                                                         For the         For the         For the     For the period
                                                                        Year Ended     Year Ended      Year Ended   Jan. 4, 1999 to
                                                                        December 31,   December 31,    December 31,   December 31,
                                                                            2000           1999            2000           1999
                                                                       ----------------------------   ------------------------------
OPERATIONS:
Net investment income (loss) .....................................     $    260,703    $   132,404    $      (976)     $      --
Net realized gain (loss) on investments ..........................           20,643           (924)            67             --
Capital gains distributions from mutual funds ....................           69,489         35,147             --             --
Net unrealized appreciation (depreciation) of investments
   during the period .............................................         (217,338)        68,926         46,208             --
                                                                       ------------    -----------    -----------      ---------
   Increase (decrease) in net assets resulting from operations ...          133,497        235,553         45,299             --
                                                                       ------------    -----------    -----------      ---------

PRINCIPAL TRANSACTIONS:
Purchase payments ................................................        2,701,488      3,578,560        166,595            242
Surrenders of accumulation units by terminations and withdrawals..         (613,503)      (181,467)          (146)            --
Annuity benefit payments .........................................               --             --             --             --
Amounts transferred interdivision and from (to) VALIC general
   account, net ..................................................          164,753      1,692,135        638,400             --
                                                                       ------------    -----------    -----------      ---------
   Increase (decrease) in net assets resulting from principal
     transactions ................................................        2,252,738      5,089,228        804,849            242
                                                                       ------------    -----------    -----------      ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS ..........................        2,386,235      5,324,781        850,148            242

NET ASSETS:
Beginning of period ..............................................        5,324,781             --            242             --
                                                                       ------------    -----------    -----------      ---------
End of period ....................................................     $  7,711,016    $ 5,324,781    $   850,390      $     242
                                                                       ============    ===========    ===========      =========

                                                                        December 31,   December 31,    December 31,   December 31,
                                                                            2000           1999            2000           1999
                                                                       ----------------------------   ------------------------------
UNITS OUTSTANDING, BY CLASS:
Standard units ...................................................        1,431,730        554,101        714,494            244
Enhanced units:
   20 bp reduced .................................................          482,507        375,819          9,967             --
   40 bp reduced .................................................        4,608,676      3,665,491          1,348             --
                                                                       ------------    -----------    -----------      ---------
ACCUMULATION UNITS AT END OF PERIOD ..............................        6,522,913      4,595,411        725,809            244
                                                                       ------------    -----------    -----------      ---------
ACCUMULATION VALUE PER UNIT:
Standard unit ....................................................     $   1.174234    $  1.153827    $  1.171563      $0.995515
Enhanced unit:
   20 bp reduced .................................................         1.179544       1.156739       1.176240             --
   40 bp reduced .................................................         1.184872       1.159659       1.180920             --

SEE NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

================================================================================
                      STATEMENTS OF CHANGES IN NET ASSETS                   37
================================================================================

           Evergreen                           Evergreen                      NAF VPS II AG                     NAF VPS II AG
Growth and Income Fund, Class A           Value Fund, Class A                 Core Bond Fund                Strategic Bond Fund
          Division 56                         Division 57                       Division 58                     Division 59
---------------------------------   -------------------------------     ---------------------------    ----------------------------
    For the       For the period       For the       For the period       For the         For the         For the        For the
  Year Ended     Jan. 4, 1999 to     Year Ended     Jan. 4, 1999 to     Year Ended      Year Ended      Year Ended     Year Ended
 December 31,      December 31,     December 31,      December 31,      December 31,   December 31,    December 31,    December 31,
     2000             1999             2000              1999              2000            1999            2000           1999
---------------------------------   -------------------------------    ----------------------------    ----------------------------
$     (165)        $       (5)      $     375            $       4     $   337,486     $   320,982     $   502,473     $   414,198
      (558)                31            (249)                   -          (7,937)           (446)         (6,438)              7
     6,315                  7          19,816                  262               -               -               -               -

    (7,991)               370         (14,803)                (319)        131,294        (380,782)       (373,402)       (211,104)
----------         ----------       ---------            ---------     -----------     -----------     -----------     -----------
    (2,399)               403           5,139                  (53)        460,843         (60,246)        122,633         203,101
----------         ----------       ---------            ---------     -----------     -----------     -----------     -----------

    41,420              5,841          58,177                4,435          61,617          64,222          86,336          33,916

       (30)                 -            (683)                   -          (2,813)             (8)           (399)           (134)
         -                  -               -                    -               -               -               -               -
   104,383                  -         277,943                    3       1,992,826           2,477         128,272           4,091
----------         ----------       ---------            ---------     -----------     -----------     -----------     -----------

   145,773              5,841         335,437                4,438       2,051,630          66,691         214,209          37,873
----------         ----------       ---------            ---------     -----------     -----------     -----------     -----------
   143,374              6,244         340,576                4,385       2,512,473           6,445         336,842         240,974


     6,244                  -           4,385                    -       5,168,381       5,161,936       5,506,506       5,265,532
----------         ----------       ---------            ---------     -----------     -----------     -----------     -----------
$  149,618         $    6,244       $ 344,961            $   4,385     $ 7,680,854     $ 5,168,381     $ 5,843,348     $ 5,506,506
==========         ==========       =========            =========     ===========     ===========     ===========     ===========

 December 31,      December 31,     December 31,      December 31,      December 31,   December 31,    December 31,    December 31,
     2000             1999             2000              1999              2000            1999            2000           1999
---------------------------------   -------------------------------    ----------------------------    ----------------------------
   131,471                175         279,890                4,240         814,285          54,349         212,572           2,324

    10,254              5,326          27,722                    -          17,812          10,700             936               -
       170                  -               -                    -         299,331               -         148,345          33,066
----------         ----------       ---------            ---------     -----------     -----------     -----------     -----------
   141,895              5,501         307,612                4,240       1,131,428          65,049         361,853          35,390
----------         ----------       ---------            ---------     -----------     -----------     -----------     -----------

$ 1.054115         $ 1.132919       $1.118722            $1.034113     $  1.087157     $  1.009692     $  1.097204     $  1.081981

  1.058323           1.135195        1.123203                    -        1.092167        1.012353        1.102263               -
  1.062561                  -               -                    -        1.097292               -        1.107448        1.087771

--------------------------------------------------------------------------------

================================================================================
38                    STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                                                               NAF VPS II AG                       Janus
                                                                            High Yield Bond Fund                   Fund
                                                                                Division 60                     Division 61
                                                                     ---------------------------------------------------------------
                                                                         For the      For the       For the Period       For the
                                                                       Year Ended    Year Ended     Dec. 8, 2000 to     Year Ended
                                                                       December 31,  December 31,    December 31,       December 31,
                                                                          2000          1999            2000               1999
                                                                     ---------------------------------------------------------------
OPERATIONS:
net investment income (loss)......................................   $   652,213    $   491,161      $    20,862      $        --
Net realized gain (loss) on investments...........................       (21,091)          (357)              --               --
Capital gains distributions from mutual funds.....................            --             --          151,686               --
Net unrealized appreciation (depreciation) of investments
   during the period..............................................      (969,410)      (333,976)        (348,686)              --
                                                                     -----------    -----------      -----------      -----------
   Increase (decrease) in net assets resulting from operations....      (338,288)       156,828         (176,138)              --
                                                                     -----------    -----------      -----------      -----------
PRINCIPAL TRANSACTIONS:
Purchase payments.................................................       151,042        173,814           28,931               --
Surrenders of accumulation units
   by terminations and withdrawals................................        (7,175)        (1,458)            (553)              --
Annuity benefit payments..........................................            --             --               --               --
Amounts transferred interdivision and from (to) VALIC
      general account, net........................................        63,686        (24,004)       3,278,938               --
                                                                     -----------    -----------      -----------      -----------
   Increase (decrease) in net assets resulting from
     principal transactions.......................................       207,553        148,352        3,307,316               --
                                                                     -----------    -----------      -----------      -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS...........................      (130,735)       305,180        3,131,178               --

NET ASSETS:
Beginning of period...............................................     5,587,353      5,282,173               --               --
                                                                     -----------    -----------      -----------      -----------
End of period.....................................................   $ 5,456,618    $ 5,587,353      $ 3,131,178      $        --
                                                                     ===========    ===========      ===========      ===========

                                                                     December 31,   December 31,     December 31,     December 31,
                                                                         2000           1999            2000              1999
                                                                     -----------    -----------      -----------      -----------
UNITS OUTSTANDING, BY CLASS:
Standard units....................................................       431,009        136,423        3,541,111               --
Enhanced units:
   20 bp reduced..................................................        44,391          2,397          138,334               --
   40 bp reduced..................................................            --            410            2,178               --
                                                                     -----------    -----------      -----------      -----------
ACCUMULATION UNITS AT END OF PERIOD...............................       475,400        139,230        3,681,623               --
                                                                     -----------    -----------      -----------      -----------
ACCUMULATION VALUE PER UNIT:
Standard unit.....................................................   $  1.003958    $  1.075994      $  0.850478      $        --
Enhanced unit:
   20 bp reduced..................................................      1.008597       1.078842         0.850754               --
   40 bp reduced..................................................            --       1.081775         0.851032               --



SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

================================================================================
              STATEMENTS OF CHANGES IN NET ASSETS                             39
================================================================================

             INVESCO                          Warburg Pincus                        MAS
     Blue Chip Growth Fund,              Small Company Growth Fund,        Mid Cap Growth Portfolio,            Evergreen
          Investor Class                       Common Class                     Adviser Class          Special Equity Fund, Class A
           Division 62                         Division 63                       Division 64                    Division 65
---------------------------------  ---------------------------------- ------------------------------ -------------------------------
  For the Period      For the       For the Period      For the        For the Period       For the    For the Period      For the
 Dec. 8, 2000 to     Year Ended    Dec. 8, 2000 to     Year Ended      Dec. 8, 2000 to    Year Ended  Dec. 8, 2000 to    Year Ended
   December 31,     December 31,     December 31,      December 31,      December 31,    December 31,   December 31,    December 31,
       2000            1999              2000              1999              2000           1999            2000            1999
---------------------------------  ---------------------------------- ------------------------------ -------------------------------
$         (314)    $        -       $        (116)     $          -      $      (174)   $         -     $       (43)   $          -
       (19,961)             -              (1,096)                -           (7,663)             -               -               -
             -              -                   -                 -           57,438              -               -               -

      (124,719)             -             (10,482)                -           77,907)             -             754               -
--------------     ----------       -------------      ------------      -----------    -----------     -----------    ------------
      (144,994)             -             (11,694)                -           28,306)             -             711               -
--------------     ----------       -------------      ------------      -----------    -----------     -----------    ------------

         6,606              -              19,098                 -            3,574              -           3,391               -

           (53)             -                 (48)                -             (337)             -             (24)              -
             -              -                   -                 -                -              -               -               -
       943,434              -             434,666                 -          586,820              -         126,481               -
--------------     ----------       -------------      ------------      -----------    -----------     -----------    ------------

       949,987              -             453,716                 -          590,057              -         129,848               -
--------------     ----------       -------------      ------------      -----------    -----------     -----------    ------------
       804,993              -             442,022                 -          561,751              -         130,559               -


             -              -                   -                 -                -              -               -               -
--------------     ----------       -------------      ------------      -----------    -----------     -----------    ------------
$      804,993     $        -       $     442,022      $          -      $   561,751    $         -     $   130,559    $          -
==============     ==========       =============      ============      ===========    ===========     ===========    ============

   December 31,     December 31,     December 31,      December 31,      December 31,    December 31,   December 31,    December 31,
       2000            1999              2000              1999              2000             1999          2000            1999
---------------------------------  ---------------------------------- ------------------------------ -------------------------------

     1,088,162              -             482,730                 -          647,858              -         143,811               -

        21,596              -               8,617                 -            2,678              -               -               -
         2,353              -                   -                 -               24              -             268               -
--------------     ----------       -------------      ------------      -----------    -----------     -----------    ------------
     1,112,111              -             491,347                 -          650,560              -         144,079               -
--------------     ----------       -------------      ------------      -----------    -----------     -----------    ------------
$     0.723837     $        -       $    0.899609      $          -      $  0.863489    $         -     $  0.906159    $          -

      0.724074              -            0.899905                 -         0.863770              -               -               -
      0.724310              -                   -                 -         0.864052              -        0.906751               -

================================================================================
40                      STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                                                                Sit                               Sit
                                                                       Small Cap Growth Fund              Mid Cap Growth Fund
                                                                              Division 66                      Division 67
                                                                    -----------------------------   -------------------------------
                                                                    For the Period     For the      For the Period       For the
                                                                    Dec. 8, 2000 to   Year Ended    Dec. 8, 2000 to     Year Ended
                                                                     December 31,    December 31,     December 31,     December 31,
                                                                         2000            1999            2000              1999
                                                                    -----------------------------   -------------------------------
OPERATIONS:

Net investment income (loss) ......................................   $   (149)           $    --          $    (86)      $     --
Net realized gain (loss) on investments ...........................        (25)                --            (2,492)            --
Capital gains distributions from mutual funds .....................       --                   --              --               --
Net unrealized appreciation (depreciation) of investments
   during the period ..............................................     (9,732)                --            (7,885)            --
                                                                      ---------           -------          ---------      ---------
   Increase (decrease) in net assets resulting from operations ....     (9,906)                --           (10,463)            --
                                                                      ---------           -------          ---------      ---------

PRINCIPAL TRANSACTIONS:
Purchase payments .................................................      5,618                 --             5,816             --
Surrenders of accumulation units
   by terminations and withdrawals ................................        (25)                --               (32)            --
Annuity benefit payments ..........................................       --                   --              --               --
Amounts transferred interdivision and from (to)
   VALIC general account, net......................................    458,593                 --           240,162             --
                                                                      ---------           -------          ---------      ---------
   Increase (decrease) in net assets resulting from
     principal transactions .......................................    464,186                 --           245,946             --
                                                                      ---------           -------          ---------      ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS ...........................    454,280                 --           235,483             --

NET ASSETS:
Beginning of period ...............................................       --                   --              --               --
                                                                      ---------           -------          ---------      ---------
End of period .....................................................   $454,280            $    --          $235,483       $     --
                                                                      =========           =======          =========      =========


                                                                     December 31,     December 31,     December 31,    December 31,
                                                                         2000             1999             2000            1999
                                                                    ------------------------------     ----------------------------
UNITS OUTSTANDING, BY CLASS:
Standard units ....................................................     523,506             --             275,923           --
Enhanced units:
   20 bp reduced ..................................................       3,323             --                 346           --
   40 bp reduced ..................................................         425             --               --              --
                                                                      ---------       --------           ---------    ---------
ACCUMULATION UNITS AT END OF PERIOD ...............................     527,254             --             276,269           --
                                                                      ---------       --------           ---------    ---------
ACCUMULATION VALUE PER UNIT:
Standard unit .....................................................   $0.861593       $     --           $0.852370    $      --
Enhanced unit:
   20 bp reduced ..................................................    0.861875             --            0.852645           --
   40 bp reduced ..................................................    0.862154             --               --              --

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

================================================================================
                     STATEMENTS OF CHANGES IN NET ASSETS                     41
================================================================================

            Ariel                       Ariel Appreciation                   Lou Holland                       Dreyfus
             Fund                               Fund                         Growth Fund                   Basic GNMA Fund
          Division 68                       Division 69                      Division 70                      Division 71
-------------------------------    -----------------------------   -------------------------------  -------------------------------
For the Period       For the        For the Period     For the      For the Period     For the       For the Period      For the
Dec. 8, 2000 to     Year Ended     Dec. 8, 2000 to   Year Ended    Dec. 8, 2000 to    Year Ended     Dec. 8, 2000 to    Year Ended
 December 31,      December 31,     December 31,    December 31,    December 31,      December 31,     December 31,    December 31,
    2000              1999             2000             1999            2000              1999             2000            1999
-------------------------------    -----------------------------   -------------------------------  -------------------------------
 $     (39)       $       --         $     (59)     $     --        $     (28)         $     --         $   1,200       $      --
        --                --            (1,377)           --               --                --                36              --
        --                --                --            --            6,073                --                --              --

     7,203                --             9,928            --           (7,244)               --             2,517              --
 ---------        ------------       ---------      ----------      ---------          ----------       ---------       -----------
     7,164                --             8,492            --           (1,199)               --             3,753              --
 ---------        ------------       ---------      ----------      ---------          ----------       ---------       -----------

     2,772                --             5,412            --           12,993                --               583              --

       (13)               --              (414)           --              (14)               --               (24)             --
        --                --                --            --               --                --                --              --
   167,577                --           196,094            --          134,040                --           880,670              --
 ---------        ------------       ---------      ----------      ---------          ----------       ---------       -----------

   170,336                --           201,092            --          147,019                --           881,229              --
 ---------        ------------       ---------      ----------      ---------          ----------       ---------       -----------
   177,500                --           209,584            --          145,820                --           884,982              --

        --                --                --            --               --                --                --              --
 ---------        ------------       ---------      ----------      ---------          ----------       ---------       -----------
 $ 177,500        $       --         $ 209,584      $     --        $ 145,820          $     --         $ 884,982       $      --
 =========        ============       =========      ==========      =========          ==========       =========       ===========

December 31,      December 31,     December 31,    December 31,     December 31,     December 31,     December 31,     December 31,
   2000               1999            2000              1999            2000             1999             2000             1999
------------------------------     ----------------------------     -----------------------------     -----------------------------
  159,237                 --           196,941            --           156,879                --           734,031             --

      364                 --                32            --                24                --           122,043             --
      128                 --               119            --               304                --                --             --
 ---------        ------------       ----------     ----------      -----------        ----------       -----------     -----------
  159,729                 --           197,092            --           157,207                --           856,074             --
 ---------        ------------       ----------     ----------      -----------        ----------       -----------     -----------

$1.111262         $       --         $1.063397     $      --         $0.927571          $     --         $1.033719      $      --

 1.111621                 --          1.063740            --          0.927871                --          1.034056             --
 1.111980                 --          1.064087            --          0.928172                --                --             --

--------------------------------------------------------------------------------

================================================================================
42                      STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                                                               NAF VPS I                       NAF VPS I
                                                                             T. Rowe Price                   T. Rowe Price
                                                                       Blue Chip Growth Fund              Health Sciences Fund
                                                                             Division 72                       Division 73
                                                                    -----------------------------   -------------------------------
                                                                    For the Period     For the       For the Period      For the
                                                                    Dec. 8, 2000 to   Year Ended    Dec. 8, 2000 to     Year Ended
                                                                     December 31,    December 31,     December 31,     December 31,
                                                                        2000             1999             2000            1999
                                                                    -----------------------------   -------------------------------
OPERATIONS:
Net investment income (loss) .....................................   $       701         $     --        $    1,741        $     --
Net realized gain (loss) on investments ..........................          (204)              --                --              --
Capital gains distributions from mutual funds ....................            --               --                --              --
Net unrealized appreciation (depreciation) of investments
   during the period .............................................       (24,288)              --            80,133              --
                                                                     -----------         --------        ----------        --------
   Increase (decrease) in net assets resulting from operations ...       (23,791)              --            81,874              --
                                                                     -----------         --------        ----------        --------

PRINCIPAL TRANSACTIONS:
Purchase payments ................................................         6,556               --            29,990              --
Surrenders of accumulation units
   by terminations and withdrawals ...............................           (63)              --            (1,241)             --
Annuity benefit payments .........................................            --               --                --              --
Amounts transferred interdivision and from (to)
   VALIC general account, net.....................................     1,283,484               --         3,386,805              --
                                                                     -----------         --------        ----------        --------

   Increase (decrease) in net assets resulting from
     principal transactions ......................................     1,289,977               --         3,415,554              --
                                                                     -----------         --------        ----------        --------
TOTAL INCREASE (DECREASE) IN NET ASSETS ..........................     1,266,186               --         3,497,428              --

NET ASSETS:
Beginning of period ..............................................            --               --                --              --
                                                                     -----------         --------        ----------        --------
End of period ....................................................   $ 1,266,186         $     --        $3,497,428        $     --
                                                                     ===========         ========        ==========        ========

                                                                     December 31,    December 31,     December 31,     December 31,
                                                                         2000           1999             2000              1999
                                                                     ----------------------------     -----------------------------
UNITS OUTSTANDING, BY CLASS:
Standard units ...................................................    1,336,967                --       3,398,890                --
Enhanced units:
   20 bp reduced .................................................        2,574                --          60,141                --
   40 bp reduced .................................................       19,493                --          36,838                --
                                                                     -----------         --------      ----------          --------
ACCUMULATION UNITS AT END OF PERIOD ..............................    1,359,034                --       3,495,869                --
                                                                     -----------         --------      ----------          --------
ACCUMULATION VALUE PER UNIT:
Standard unit ....................................................   $ 0.931672          $     --      $ 1.000434       $        --
Enhanced unit:
   20 bp reduced .................................................     0.931970                --        1.000753                --
   40 bp reduced .................................................     0.932275                --        1.001080                --

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

================================================================================
                         NOTES TO FINANCIAL STATEMENTS                        43
================================================================================

Note A - Organization
     The Variable Annuity Life Insurance Company Separate Account A (the "Separate Account") was established on April 18, 1979 and is registered under the Investment Company Act of 1940 as a unit investment trust. The Variable Annuity Life Insurance Company ("VALIC") is an indirect wholly owned subsidiary of American General Corporation. The Separate Account is divided into 69 sub-accounts or "divisions." Each division, which represents a variable investment vehicle available only through a VALIC annuity contract, invests in the mutual funds ("Funds") listed below. As of October 1, 2000, American General Series Portfolio Company ("AGSPC") and American General Series Portfolio Company 3 ("AGSPC 3") changed names to North American Funds Variable Product Series I ("NAF VPS I") and North American Funds Variable Product Series II ("NAF VPS II"), respectively. The Funds that make up the two series have also changed their names as shown below.

------------------------------------------------------------------------------------------------------------------------------------
Old Fund Name (Formerly AGSPC)                                   New Fund Name (NAF VPS I)
------------------------------------------------------------------------------------------------------------------------------------
American General Asset Allocation Fund                           NAF VPS I AG Asset Allocation Fund (Division 5)
American General Capital Conservation Fund                       NAF VPS I AG Capital Conservation Fund (Division 1 and 7)
American General Government Securities Fund                      NAF VPS I AG Government Securities Fund (Division 8)
American General Growth Fund                                     NAF VPS I Core Equity Fund (Division 15)
American General Growth & Income Fund                            NAF VPS I AG Growth & Income Fund (Division 16)
American General International Equities Fund                     NAF VPS I AG International Equities Fund (Division 11)
American General International Government Bond Fund              NAF VPS I AG International Government Bond Fund (Division 13)
American General MidCap Index Fund                               NAF VPS I AG MidCap Index Fund (Division 4)
American General Money Market                                    NAF VPS I AG 1 Money Market Fund (Division 2 and 6)
American General Science & Technology Fund                       NAF VPS I T. Rowe Price Science & Technology Fund (Division 17)
American General Small Cap Index Fund                            NAF VPS I AG Small Cap Index Fund (Division 14)
American General Social Awareness Fund                           NAF VPS I AG Social Awareness Fund (Division 12)
American General Stock Index Fund                                NAF VPS I AG Stock Index Fund (Divisions 10A, B, C, and D)
Not applicable ("N/A")                                           NAF VPS I AG Nasdaq-100(R)Index Fund (Division 46)
N/A                                                              NAF VPS I Putnam Opportunities Fund (Division 45)
N/A                                                              NAF VPS I T. Rowe Price Blue Chip Growth Fund (Division 72)
N/A                                                              NAF VPS I T. Rowe Price Health Sciences Fund (Division 73)
N/A                                                              NAF VPS I American Century Income & Growth Fund (Division 21)
N/A                                                              NAF VPS I American Century International Growth Fund (Division 20)
N/A                                                              NAF VPS I Founders Large Cap Growth Fund (Division 30)
N/A                                                              NAF VPS I Founders/T. Rowe Price Small Cap Fund (Division 18)
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Old Fund Name (Formerly AGSPC 3)                                 New Fund Name (NAF VPS II)
------------------------------------------------------------------------------------------------------------------------------------
American General International Growth Fund                       NAF VPS II International Growth Fund (Division 33)
American General Large Cap Growth Fund                           NAF VPS II Goldman Sachs Large Cap Growth Fund (Division 39)
American General Mid Cap Growth Fund                             NAF VPS II INVESCO MidCap Growth Fund (Division 37)
American General Small Cap Growth Fund                           NAF VPS II J.P. Morgan Small Cap Growth Fund (Division 35)
American General International Value Fund                        Substituted 12/8/2000 into NAF VPS II International Growth Fund
American General Large Cap Value Fund                            NAF VPS II State Street Large Cap Value Fund (Division 40)
American General Mid Cap Value Fund                              NAF VPS II Neuberger Berman MidCap Value Fund (Division 38)
American General Small Cap Value Fund                            NAF VPS II Small Cap Value Fund (Division 36)
American General Socially Responsible Fund                       NAF VPS II AG Socially Responsible Fund (Division 41)
American General Balanced Fund                                   Substituted 12/8/2000 into NAF VPS II AG Moderate Growth Lifestyle
American General High Yield Bond Fund                            NAF VPS II AG High Yield Bond Fund (Division 60)
American General Strategic Bond Fund                             NAF VPS II AG Strategic Bond Fund (Division 59)
American General Domestic Bond Fund                              Substituted 12/8/2000 into NAF VPS II AG Core Bond
American General Core Bond                                       NAF VPS II AG Core Bond Fund (Division 58)
American General Money Market Fund                               NAF VPS II AG 2 Money Market Fund (Division 44)
American General Aggressive Growth Lifestyle Fund                NAF VPS II AG Aggressive Growth Lifestyle Fund (Division 48)
American General Moderate Growth Lifestyle Fund                  NAF VPS II AG Moderate Growth Lifestyle Fund (Division 49)
American General Conservative Growth Lifestyle Fund              NAF VPS II AG Conservative Growth Lifestyle Fund (Division 50)
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

================================================================================
 44             NOTES TO FINANCIAL STATEMENTS
================================================================================

Note A - Organization (continued)

American Century Ultra Fund, Division 31
Evergreen Growth and Income Fund, Class A - (Division 56) Evergreen Small Cap Value Fund, Class A - (Division 55) Evergreen Value Fund, Class A - (Division 57)
Putnam Global Growth Fund, Class A (Division 28)
Putnam New Opportunities Fund, Class A (Division 26)
Putnam OTC & Emerging Growth Fund, Class A (Division 27) Templeton Variable Products Series Fund:
   Templeton Asset Strategy Fund, Class 1 (Division 19) Templeton Foreign Fund, Class A (Division 32)
Vanguard LifeStrategy Conservative Growth Fund (Division 54) Vanguard LifeStrategy Growth Fund (Division 52)
Vanguard LifeStrategy Moderate Growth Fund (Division 53) Vanguard Long-Term Corporate Fund (Division 22)
Vanguard Long-Term Treasury Fund (Division 23)
Vanguard Wellington Fund (Division 25)
Vanguard Windsor II Fund (Division 24)
Janus Adviser Worldwide Fund (Division 47)
Janus Fund (Division 61)
INVESCO Blue Chip Growth Fund, Investor Class (Division 62) Warburg Pincus Small Company Growth Fund,
   Common Class (Division 63)
MAS Mid Cap Growth Portfolio, Adviser Class (Division 64) Evergreen Special Equity Fund, Class A (Division 65)
Sit Small Cap Growth Fund (Division 66)
Sit Mid Cap Growth Fund (Division 67)
Ariel Fund (Division 68)
Ariel Appreciation Fund (Division 69)
Lou Holland Growth Fund (Division 70)
Dreyfus Basic GNMA Fund (Division 71)

     Divisions 55 through 57 became available to contract holders of the Separate Account effective January 4, 1999. Divisions 45 and 46 became available to contract holders of the Separate Account effective October 2, 2000. Divisions 72 and 73 became available to contract holders of the Separate Account effective November 1, 2000. Divisions 47 and 61 through 71 inclusive, became available to contract holders of the Separate Account effective December 8, 2000.

     VALIC serves as transfer agent and accounting services agent to NAF VPS I and NAF VPS II. American General Advisers, a division of VALIC, serves as investment adviser for NAF VPS I and NAF VPS II. American General Investment Management, L.P., an affiliate of the adviser, serves as investment sub-adviser to certain NAF VPS II Funds. The remaining Funds are managed by third-party portfolio managers.

     Effective December 8, 2000, several Funds of NAF VPS II (former AGSPC 3) and other third party Funds offered through Separate Account divisions were substituted for Funds in NAF VPS I and NAF VPS II. The substitution occured as follows:

                                                            Net Assets at
                                                            Time of
Replaced Funds                                              Substitution    Substitute Funds
--------------                                              ------------    ----------------
Dreyfus Founders Growth Fund (Division 30)                  $854,001,806    NAF VPS I Founders Large Cap Growth Fund (Division 30)
Templeton International Fund (Division 20)                  $659,083,807    NAF VPS I American Century International Growth Fund
                                                                            (Division 20)
Neuberger & Berman Guardian Trust Fund (Division 29)        $ 51,705,952    NAF VPS I American Century Income & Growth Fund
                                                                            (Division 21)
Scudder Growth & Income Fund (Division 21)                  $222,606,110    NAF VPS I American Century Income & Growth Fund
                                                                            (Division 21)
T. Rowe Price Small Cap Fund (Division 51)                  $ 15,841,298    NAF VPS I Founders/T. Rowe Price Small Cap Fund
                                                                            (Division 18)
Dreyfus Small Cap Portfolio (Division 18)                   $815,503,691    NAF VPS I Founders/T. Rowe Price Small Cap Fund
                                                                            (Division 18)
American General Domestic Bond Fund (Division 43)           $  1,998,791    NAF VPS II AG Core Bond Fund (Division 58)
American General Balanced Fund (Division 42)                $ 11,963,587    NAF VPS II AG Moderate Growth Lifestyle Fund
                                                                            (Division 49)
American General International Value Fund (Division 34)     $  9,416,484    NAF VPS II International Growth Fund (Division 33)

     The substitutions are expected to result in enhanced administrative efficiency and improved choices for the participants. The substitution took place at net assets as shown in the table above, with no change in the amount of any contract owner's contract value, cash value, death benefit or in the dollar value investment in the Separate Account. All expenses incurred in connection with the substitutions were paid by VALIC.

     The assets of the Separate Account are segregated from VALIC's other assets. The operations of the Separate Account are part of VALIC.

     In addition to the 69 divisions above, a contract owner may allocate contract funds to a fixed account, which is part of VALIC's general account. Contract owners should refer to the Portfolio Director prospectus, Group Unit Purchase prospectus, IMPACT prospectus and Independence Plus prospectus for a complete description of the available Funds and fixed account.

     Net premiums from the contracts are allocated to the divisions and invested in the Funds in accordance with contract owner instructions and are recorded as principal transactions in the statements of changes in net assets.

================================================================================
                                     NOTES TO FINANCIAL STATEMENTS           45
================================================================================


Note B -- Summary of Significant Accounting Policies

     The financial statements of the Separate Account have been prepared in conformity with accounting principles generally accepted in the United States ("GAAP"). The following is a summary of significant accounting policies consistently followed by the Separate Account in the preparation of its financial statements.

     Use of Estimates. The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and disclosure of contingent assets and liabilities. Ultimate results could differ from these estimates.

     Investment Valuation. Investments in the Funds are valued at the net asset (market) value per share at the close of each business day as reported by each Fund.

     Investment Transactions and Related Investment Income. Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the basis of identified cost. Dividend income and capital gain distributions from mutual funds are recorded on the ex-dividend date and reinvested upon receipt.

     Annuity Reserves. Net purchase payments made by variable annuity contract owners are accumulated based on the performance of the investments of the Separate Account until the date the contract owners select to commence annuity payments. Reserves for annuities on which benefits are currently payable are provided for based upon estimated mortality and other assumptions, including provisions for the risk of adverse deviation from assumptions, which were appropriate at the time the contracts were issued. The 1983(a) Individual Mortality Table, the Annuity 2000 Mortality Table, and the 1994 Group Annuity Reserve Mortality Table have been used in the computation of annuity reserves for currently payable contracts. Participants are able to elect assumed investment rates between 3.0% and 6.0%, as regulated by the applicable state laws.

     Accumulation Units. VALIC offers both standard and enhanced contracts. These contracts may have different Separate Account charges.

Note C -- Transactions with Affiliates
     The Separate Account is charged for mortality and expense risk assumed by VALIC and for distribution and administrative services provided by VALIC. The standard charge, based on the average daily net assets of each division, is assessed daily based on the following annual rates:

          Divisions                      Standard Charge
          ---------------------------------------------------------------------
          10B                            0.85% on the first $10 million
                                         0.425% on the next $90 million
                                         0.21% on the excess over $100 million
          ---------------------------------------------------------------------
          1, 2, 4 through 8,             1.00%
          10A, 10C and 10D,
          11 through 18,
          20, 21, and 30
          33 through 44,
          48 through 50,
          58 through 60
          and 72 and 73
          ---------------------------------------------------------------------
          19, 22 through 28             1.25%
          31, 32 and 47
          52 through 57 and
          61 through 71
          ---------------------------------------------------------------------

================================================================================
 46                      NOTES TO FINANCIAL STATEMENTS
================================================================================

Note C-- Transactions with Affiliates (continued)

     Certain Funds reimburse VALIC for a portion of the distribution or administrative costs associated with offering their Funds through a VALIC annuity contract. VALIC, in turn, reduces the Separate Account's standard charge to the corresponding division by the amount of the reimbursement. The expense reduction is credited daily based on the following annual rates:

          Divisions                           Expense Reduction
          ------------------------------------------------------------------
          22 and 23,                          0.25%
          26 through 28,
          32, 33, 35 through 41, and 44,
          47 through 50,
          55 through 71
          ------------------------------------------------------------------
          31                                  0.20% on the first $75 million
                                              0.25% on the excess over $75
                                              million
          ------------------------------------------------------------------

     Separate Account charges may be reduced if contracts are issued to certain types of plans that are expected to result in lower costs to VALIC. Consequently, each division may offer separate "classes" of units of beneficial interest reflecting reductions in Separate Account charges.

     Expenses of the Separate Account's Divisions 10A and 10B (as defined to include underlying Fund expenses) are limited to the following rates based on average daily net assets:

          Divisions                           Expense Limitations
          ---------------------------------------------------------------------
          10A                                 1.4157% on the first $359,065,787
                                              1.36% on the next $40,934,213
                                              1.32% on the excess over $400
                                              million
          ---------------------------------------------------------------------
          10B                                 0.6966% on the first $25,434,267
                                              0.50% on the next $74,565,733
                                              0.25% on the excess over $100
                                              million
          ---------------------------------------------------------------------

     Accordingly, during the years ended December 31, 2000 and 1999, VALIC reduced expenses of Division 10B by $37,886 and $94,122, respectively.

     A portion of the annual contract maintenance charge is assessed on each contract (except those relating to Divisions 10A and 10B) by VALIC on the last day of the calendar quarter in which VALIC receives the first purchase payment, and in quarterly installments thereafter during the accumulation period. Maintenance charges assessed totaled $7,228,455 and $6,506,341 for the periods ended December 31, 2000 and 1999, respectively.

     VALIC received surrender charges of $8,088,514 and $6,181,873 for the periods ended December 31, 2000 and 1999, respectively. In addition, VALIC received $36,638 and $2,785 for the year ended December 31, 2000, in sales loads on variable annuity purchase payments for Divisions 10A and 10B, respectively. VALIC received $46,011 and $4,147 for the year ended December 31, 1999, in sales loads on variable annuity purchase payments for Divisions 10A and 10B, respectively.

     VALIC redeemed $4,780,787 and $1,339,272 on September 29, 2000 and October 31, 2000, respectively, from the NAF VPS II Funds. The redemptions had cost basis of $3,605,230 and $1,037,066, respectively, which resulted in net gains of $1,175,557 and $302,206, respectively, to VALIC. Capital surplus amounts reflected in the statements of net assets for Divisions 33, 35 through 41, 44, 48 through 50, and 58 through 60 are not subject to contract holder charges since they do not represent reserves for annuity contracts issued.

================================================================================
                                NOTES TO FINANCIAL STATEMENTS                47
================================================================================


Note D -- Investments

The cost of Fund shares is the same for financial reporting and federal income tax purposes. The following is a summary of Fund shares owned as of December 31, 2000:

                                                                                                                       Unrealized
                                                                             Market                                   Appreciation
Underlying Fund                                     Division       Shares    Price        Market          Cost       (Depreciation)
------------------------------------------------------------------------------------------------------------------------------------
NAF VPS I AG Capital Conservation.............       1 & 7        5,581,624  $ 9.23  $   51,518,393  $   52,718,980  $   (1,200,587)
NAF VPS I AG 1 Money Market...................       2 & 6      499,042,586    1.00     499,042,586     499,042,586              --
NAF VPS I AG MidCap Index.....................           4       50,509,894   19.65     992,519,408   1,000,111,970      (7,592,562)
NAF VPS I AG Asset Allocation ................           5       16,871,393   13.05     220,171,681     213,805,085       6,366,596
NAF VPS I AG Government Securities............           8        9,033,366   10.13      91,507,999      91,304,944         203,055
NAF VPS I AG Stock Index......................   10A, B, C & D  123,587,525   38.80   4,795,195,977   3,044,956,305   1,750,239,672
NAF VPS I AG International Equities...........          11       13,075,029    9.90     129,442,791     156,885,581     (27,442,790)
NAF VPS I AG Social Awareness.................          12       23,697,787   22.39     530,593,450     492,328,888      38,264,562
NAF VPS I AG International Government Bond....          13       10,434,521   10.74     112,066,758     116,396,971      (4,330,213)
NAF VPS I AG Small Cap Index..................          14       16,471,737   13.75     226,486,385     262,867,612     (36,381,227)
NAF VPS I Core Equity.........................          15       68,662,913   14.30     981,879,653   1,141,859,915    (159,980,262)
NAF VPS I AG Growth & Income..................          16       17,082,048   15.51     264,942,567     288,253,805     (23,311,238)
NAF VPS I T. Rowe Price Science & Technology..          17      114,919,131   22.58   2,594,873,974   3,155,593,118    (560,719,144)
NAF VPS I Founders/T. Rowe Price
   Small Cap Index............................          18       80,063,513    9.59     767,809,090     800,624,927     (32,815,837)
Templeton Asset Allocation....................          19       14,959,353   19.22     287,518,770     308,756,929     (21,238,159)
NAF VPS I American Century
   International Growth.......................          20       65,501,592    9.92     649,775,791     655,008,544      (5,232,753)
NAF VPS I American Century
   Income & Growth............................          21       26,777,082    9.79     262,147,637     267,748,285      (5,600,648)
Vanguard Fixed Income Securities:
   Long-Term Corporate........................          22        8,768,118    8.45      74,090,594      77,435,956      (3,345,362)
   Long-Term Treasury.........................          23       17,991,915   10.90     196,111,873     192,303,654       3,808,219
Vanguard Windsor II...........................          24       28,019,190   27.20     762,121,966     820,999,580     (58,877,614)
Vanguard Wellington...........................          25       20,016,438   28.21     564,663,717     597,216,578     (32,552,861)
Putnam New Opportunities, Class A.............          26       17,785,180   58.62   1,042,567,268   1,203,498,998    (160,931,730)
Putnam OTC & Emerging Growth, Class A.........          27       29,397,284   13.92     409,210,198     804,358,059    (395,147,861)
Putnam Global Growth, Class A.................          28       51,947,481   10.90     566,227,548     739,670,249    (173,442,701)
Dreyfus Founders Growth.......................          30       83,365,826    8.97     747,791,467     833,349,460     (85,557,993)
American Century Ultra .......................          31       34,232,046   32.37   1,108,091,336   1,260,978,046    (152,886,710)
Templeton Foreign, Class A....................          32       31,532,473   10.34     326,045,773     314,483,387      11,562,386
NAF VPS II International Growth ..............          33        1,456,606   12.48      18,178,447      18,859,884        (681,437)
NAF VPS II Small Cap Growth...................          35        1,659,133   14.41      23,908,109      28,694,311      (4,786,202)
NAF VPS II Small Cap Value....................          36          760,971   10.80       8,218,486       7,895,307         323,179
NAF VPS II Mid Cap Growth.....................          37        1,326,410    9.28      12,309,083      15,474,205      (3,165,122)
NAF VPS II Neuberger Berman Mid Cap Value.....          38        1,892,405   13.99      26,474,746      24,166,142       2,308,604
NAF VPS II Large Cap Growth...................          39        1,901,390   11.93      22,683,579      26,763,843      (4,080,264)
NAF VPS II Large Cap Value....................          40          523,388   11.42       5,977,085       5,662,011         315,074
NAF VPS II AG Socially Responsible............          41        1,080,365   12.24      13,223,667      12,918,294         305,373
NAF VPS II AG Money Market....................          44       31,490,350    1.00      31,490,350      31,490,350              --
NAF VPS II Putnam Opportunities...............          45           11,485    7.91          90,844          88,806           2,038
NAF VPS II Nasdaq-100(R) Index................          46          468,359    6.63       3,105,221       3,315,944        (210,723)
NAF VPS II Janus Worldwide....................          47           63,061   37.20       2,345,856       2,424,935         (79,079)
NAF VPS II AG Growth Lifestyle Fund...........          48        1,461,023   10.32      15,077,758      17,379,326      (2,301,568)
NAF VPS II AG Moderate Growth Lifestyle.......          49        2,196,438   10.92      23,985,106      26,270,066      (2,284,960)
NAF VPS II AG Conservative Growth Lifestyle...          50        1,387,903    9.95      13,809,639      15,488,806      (1,679,167)
Vanguard LifeStrategy Growth..................          52        1,968,976   19.59      38,572,241      40,092,706      (1,520,465)
Vanguard LifeStrategy Moderate Growth.........          53        2,505,848   17.24      43,200,815      44,143,160        (942,345)
Vanguard LifeStrategy Conservative Growth.....          54          524,561   14.70       7,711,045       7,859,457        (148,412)
Evergreen Small Cap Value, Class A............          55           48,402   17.57         850,430         804,222          46,208

--------------------------------------------------------------------------------

================================================================================
 48                        NOTES TO FINANCIAL STATEMENTS
================================================================================

Note D-- Investments (continued)

                                                                                                                       Unrealized
                                                                         Market                                       Appreciation
Underlying Fund                                       Division   Shares  Price       Market            Cost          (Depreciation)
------------------------------------------------------------------------------------------------------------------------------------
Evergreen Growth and Income, Class A............         56       5,625  $26.60 $       149,620   $         157,241 $        (7,621)
Evergreen Value, Class A........................         57      17,182   20.08         346,425             361,547         (15,122)
NAF VPS II AG Core Bond.........................         58     796,773    9.64       7,680,894           7,834,984        (154,090)
NAF VPS II AG Strategic Bond....................         59     628,319    9.30       5,843,370           6,242,407        (399,037)
NAF VPS II AG High Yield Bond...................         60     671,173    8.13       5,456,638           6,570,113      (1,113,475)
Janus...........................................         61      94,064   33.29       3,131,422           3,480,109        (348,687)
INVESCO Blue Chip, Investor Class...............         62     156,326    5.15         805,081             929,800        (124,719)
Warburg Pincus Small Co. Growth, Common Class...         63      20,943   21.04         440,647             451,129         (10,482)
MAS Mid Cap Growth, Adviser Class...............         64      22,946   24.48         561,749             639,656         (77,907)
Evergreen Special Equity........................         65      10,738   12.16         130,578             129,824             754
Sit Small Cap Growth............................         66      12,921   35.16         454,301             464,033          (9,732)
Sit Mid Cap Growth..............................         67      14,691   16.03         235,495             243,380          (7,885)
Ariel...........................................         68       5,282   33.61         177,526             170,323           7,203
Ariel Appreciation..............................         69       6,443   32.53         209,603             199,675           9,928
Lou Holland.....................................         70       8,136   18.66         151,871             159,115          (7,244)
Dreyfus Basic GNMA..............................         71      59,040   14.99         885,006             882,489           2,517
NAF VPS I T. Rowe Price Blue Chip Growth........         72     135,864    9.32       1,266,300           1,290,588         (24,288)
NAF VPS I T. Rowe Price Health Sciences.........         73     349,418   10.01       3,497,692           3,417,559          80,133)
                                                                                ---------------   ----------------- ---------------
   Total........................................                                $19,597,051,375   $  19,755,974,159 $  (158,922,784)
                                                                                ---------------   ----------------- ---------------

Note E -- Federal Income Taxes

     VALIC is taxed as a life insurance company under the Internal Revenue Code and includes the operations of the Separate Account in determining its federal income tax liability. Under current federal income tax law, the investment income and capital gains from sales of investments realized by the Separate Account are not taxable. Therefore, no federal income tax provision has been made.

Note F - Security Purchases and Sales

For the year ended December 31, 2000, the aggregate cost of purchases and proceeds from sales of investments were:

Underlying Fund                                                               Purchases              Sales
---------------------------------------------------------------------------------------------------------------
NAF VPS I AG Capital Conservation Division 1.............................  $       480,315     $      1,232,605
NAF VPS I AG Capital Conservation Division 7.............................        7,791,575           13,255,196
NAF VPS I AG 1 Money Market Division 2...................................        6,940,781            6,887,463
NAF VPS I AG 1 Money Market Division 6...................................      713,603,521          678,568,993
NAF VPS I AG Mid Cap Index Division 4....................................      297,872,033           95,801,560
NAF VPS I AG Asset Allocation Division 5.................................       28,791,732           37,910,591
NAF VPS I AG Government Securities Division 8............................       17,294,326           24,314,357
NAF VPS I AG Stock Index Division 10A....................................      155,520,367           84,195,719
NAF VPS I AG Stock Index Division 10B....................................        1,124,936            7,063,208
NAF VPS I AG Stock Index Division 10C....................................      351,529,062          190,930,035
NAF VPS I AG Stock Index Division 10D....................................        4,291,735           12,446,605
NAF VPS I AG International Equities Division 11..........................      177,966,484          178,171,459
NAF VPS I AG Social Awareness Division 12................................       37,268,434           46,419,675
NAF VPS I AG International Government Bond Division 13...................       83,742,745          111,383,740
NAF VPS I AG Small Cap Index Division 14.................................       80,309,779           55,858,625
NAF VPS I AG Core Equity Division 15.....................................      342,530,415          179,486,388
NAF VPS I AG Growth & Income Division 16.................................       63,442,624           47,330,038
NAF VPS I T. Rowe Price Science & Technology Division 17.................    1,343,934,803          152,504,135
NAF VPS I Founders/T. Rowe Price Small Cap Division 18...................      852,227,023          935,702,539
Templeton Asset Allocation Division 19...................................       66,074,457           45,678,418
NAF VPS I American Century International Growth Division 20..............      821,598,323          850,085,663
NAF VPS I American Century Income & Growth Division 21...................      285,622,327          260,994,012
Vanguard Long-Term Corporate Division 22.................................       16,308,982           13,397,373

--------------------------------------------------------------------------------

================================================================================
                                     NOTES TO FINANCIAL STATEMENTS           49
================================================================================


Note F - Security Purchases and Sales (continued)

Underlying Fund                                                               Purchases              Sales
---------------------------------------------------------------------------------------------------------------
Vanguard Long-Term Treasury Division 23..................................  $    79,898,588     $     44,155,795
Vanguard Windsor II Division 24..........................................      100,239,752          127,064,207
Vanguard Wellington Division 25..........................................       74,561,736           83,690,522
Putnam New Opportunities, Class A Division 26............................      589,947,401           34,840,800
Putnam OTC & Emerging Growth, Class A Division 27........................      629,765,849          117,481,384
Putnam Global Growth, Class A Division 28................................      431,726,882           58,444,253
Neuberger Berman Guardian Trust Division 29..............................        7,204,766           64,855,676
NAF VPS I Founders Large Cap Growth Division 30..........................    1,193,048,315          886,932,967
Twentieth Century Ultra Division 31......................................      505,885,583           27,258,545
Templeton Foreign, Class A Division 32...................................       72,823,631           57,252,020
NAF VPS II International Growth Division 33..............................       15,150,348            1,193,359
NAF VPS II International Value Division 34...............................        3,662,612           10,211,966
NAF VPS II J.P. Morgan Small Cap Growth Division 35......................       19,291,310            2,224,877
NAF VPS II Small Cap Value Division 36...................................        3,759,254              273,204
NAF VPS II INVESCO Mid Cap Growth Division 37............................       10,945,697            2,036,904
NAF VPS II Neuberger Berman Mid Cap Value Division 38....................       17,184,865            1,572,139
NAF VPS II Goldman Sachs Large Cap Growth Division 39....................       11,312,351            2,783,658
NAF VPS II State Street Large Cap Value Division 40......................        1,865,937              580,511
NAF VPS II AG Socially Responsible Division 41...........................        3,893,678            1,359,901
NAF VPS II Balanced Division 42..........................................        2,819,691           12,700,547
NAF VPS II Domestic Bond Division 43.....................................          698,565            2,606,272
NAF VPS II AG 2 Money Market Division 44.................................       35,692,295           15,755,665
NAF VPS I Putnam Opportunities Division 45...............................          171,733               69,878
NAF VPS I Nasdaq-100(R) Index Division 46................................        3,514,679              136,929
Janus Adviser Worldwide Division 47......................................        2,479,588               49,564
NAF VPS II AG Aggressive Growth Lifestyle Division 48....................       10,121,153            1,633,313
NAF VPS II AG Moderate Growth Lifestyle Division 49......................       16,754,075            1,996,352
NAF VPS II AG Conservative Growth Lifestyle Division 50..................        7,155,218              986,035
T. Rowe Price Small Cap Division 51......................................        7,053,803           17,222,016
Vanguard Growth Lifestrategy Division 52.................................       19,841,634            2,970,424
Vanguard Moderate Growth Lifestrategy Division 53........................       16,789,244            3,408,146
Vanguard Conservative Growth Lifestrategy Division 54....................        3,944,508            1,355,948
Evergreen Small Cap Equity Income, Class A Division 55...................          806,633                2,721
Evergreen Growth & Income, Class A Division 56...........................          157,474                5,525
Evergreen Value Large Cap, Class A Division 57...........................          362,212                5,123
NAF VPS II AG Core Bond Division 58......................................        2,557,724              168,465
NAF VPS II AG Strategic Bond Division 59.................................          920,111              203,072
NAF VPS II AG High Yield Bond Division 60................................        1,066,589              206,569
Janus Fund Division 61...................................................        3,480,109                    -
INVESCO Blue Chip Growth, Investor Class Division 62.....................        1,012,476               62,715
Warbug Pincus Small Company Growth, Common Class Division 63.............          458,864                6,639
MAS Mid Cap Growth, Adviser Class Division 64............................          724,927               77,608
Evergreen Special Equity Division 65.....................................          129,824                    -
Sit Small Cap Growth Division 66.........................................          464,142                   84
Sit Mid Cap Growth Division 67...........................................          251,507                5,635
Ariel Fund Division 68...................................................          170,323                    -
Ariel Appreciation Division 69...........................................          218,691               17,639
Lou Holland Growth Division 70...........................................          159,115                    -
Dreyfus Basic GNMA Division 71...........................................          895,548               13,095
NAF VPS I T. Rowe Price Blue Chip Growth Division 72.....................        1,292,919                2,127
NAF VPS I T. Rowe Price Health Sciences Division 73......................        3,417,559                    -
                                                                           ------------------------------------
Total....................................................................  $ 9,674,018,267     $  5,615,499,191
                                                                           ====================================

--------------------------------------------------------------------------------

================================================================================
 50             NOTES TO FINANCIAL STATEMENTS
================================================================================

Note G - Net Increase (Decrease) in Accumulation Units

The Company offers contract owners standard units, enhanced -20bp units, and enhanced -40bp units. The increase (decrease) in accumulation units for the periods ended December 31, 2000 and 1999 are as follows:

                                                                            NAF VPS I AG                     NAF VPS I AG
                                                                      Capital Conservation Fund      Capital Conservation Fund
                                                                             Division 1                       Division 7
                                                                    ---------------------------     ---------------------------
                                                                       For the        For the          For the        For the
                                                                     Year Ended     Year Ended       Year Ended     Year Ended
                                                                    December 31,   December 31,     December 31,   December 31,
                                                                        2000           1999             2000           1999
                                                                    ---------------------------     ---------------------------
STANDARD UNITS
Accumulation units at beginning of period .....................     1,415,413        1,689,443      24,749,727     28,751,662
Accumulation units for purchase payments received .............        15,340            7,625       1,505,124      2,493,112
Decrease for surrendered contracts ............................      (175,671)        (163,729)     (2,273,285)    (2,451,317)
Increase (decrease) for transfers - interdivision and from (to)
  VALIC general account, net ..................................       (93,067)        (117,926)     (3,325,211)    (4,043,730)
                                                                    ---------------------------     ---------------------------
Accumulation units at end of period ...........................     1,162,015        1,415,413      20,656,355     24,749,727
                                                                    ---------------------------     ---------------------------

ENHANCED UNITS -20BP
Accumulation units at beginning of period .....................            --               --          95,480             --
Accumulation units for purchase payments received .............            --               --          17,064          1,311
Decrease for surrendered contracts ............................            --               --         (18,017)            --
Increase (decrease) for transfers - interdivision and from (to)
  VALIC general account, net ..................................            --               --         147,326         94,169
                                                                    ---------------------------     ---------------------------
Accumulation units at end of period ...........................            --               --         241,853         95,480
                                                                    ---------------------------     ---------------------------


ENHANCED UNITS -40BP
Accumulation units at beginning of period .....................            --               --         194,756             --
Accumulation units for purchase payments received .............            --               --          34,086        215,255
Decrease for surrendered contracts ............................            --               --         (18,767)       (14,186)
Increase (decrease) for transfers - interdivision and from (to)
  VALIC general account, net ..................................            --               --          (9,077)        (6,313)
                                                                    ---------------------------     ---------------------------
Accumulation units at end of period ...........................            --               --         200,998        194,756
                                                                    ---------------------------     ---------------------------

TOTAL ACCUMULATION UNITS AT END OF PERIOD .....................     1,162,015        1,415,413      21,099,206     25,039,963
                                                                    ===========================     ===========================

================================================================================
                                     NOTES TO FINANCIAL STATEMENTS           51
================================================================================

         NAF VPS I AG 1                  NAF VPS I AG 1                  NAF VPS I AG                    NAF VPS I AG
       Money Market Fund               Money Market Fund               MidCap Index Fund             Asset Allocation Fund
          Division 2                      Division 6                      Division 4                      Division 5
 ----------------------------    ----------------------------    ----------------------------    ----------------------------
    For the         For the         For the         For the         For the         For the         For the         For the
  Year Ended      Year Ended      Year Ended      Year Ended      Year Ended      Year Ended      Year Ended      Year Ended
 December 31,    December 31,    December 31,    December 31,    December 31,    December 31,    December 31,    December 31,
     2000            1999            2000            1999            2000            1999            2000            1999
 ----------------------------    ----------------------------    ----------------------------    ----------------------------
   1,632,469       1,700,333     233,940,123     147,547,687     151,288,816     169,039,887      61,240,667      60,237,818
      13,538          56,091      68,218,866      64,720,255       8,352,926      10,966,999       3,264,542       4,778,895
    (178,127)       (110,243)    (50,409,051)    (43,563,597)    (10,598,028)     (9,762,355)     (4,639,385)     (4,216,934)

     134,104         (13,712)    (11,632,979)     65,235,778      (2,846,247)    (18,955,715)     (6,906,247)        440,888
 ----------------------------    ----------------------------    ----------------------------    ----------------------------
   1,601,984       1,632,469     240,116,959     233,940,123     146,197,467     151,288,816      52,959,577      61,240,667
 ----------------------------    ----------------------------    ----------------------------    ----------------------------


          --              --       9,613,663       5,325,479         523,908              --         673,135              --
          --              --       1,054,846       5,728,071         147,930          21,494         100,331          15,305
          --              --        (377,305)     (3,440,849)        (27,313)         (2,594)        (17,397)         (2,562)

          --              --         897,704       2,000,962       1,395,835         505,008         322,250         660,392
 ----------------------------    ----------------------------    ----------------------------    ----------------------------
          --              --      11,188,908       9,613,663       2,040,360         523,908       1,078,319         673,135
 ----------------------------    ----------------------------    ----------------------------    ----------------------------


          --              --       7,687,167             476       1,244,725              --         516,580          31,350
          --              --       3,464,938       7,200,089         439,935       1,132,848         157,851         595,375
          --              --      (2,101,718)       (660,765)       (129,517)        (58,056)        (85,779)        (22,434)

          --              --        (165,168)      1,147,367         499,605         169,933         (46,685)        (87,711)
 ----------------------------    ----------------------------    ----------------------------    ----------------------------
          --              --       8,885,219       7,687,167       2,054,748       1,244,725         541,967         516,580
 ----------------------------    ----------------------------    ----------------------------    ----------------------------

   1,601,984       1,632,469     260,191,086     251,240,953     150,292,575     153,057,449      54,579,863      62,430,382
 ============================    ============================    ============================    ============================

================================================================================
 52                    NOTES TO FINANCIAL STATEMENTS
================================================================================

Note G - Net Increase (Decrease) in Accumulation Units (continued)

                                                                          NAF VPS I AG                  NAF VPS I AG
                                                                   Government Securities Fund         Stock Index Fund
                                                                           Division 8                   Division 10A
                                                                  ---------------------------   ---------------------------
                                                                     For the        For the        For the        For the
                                                                   Year Ended     Year Ended     Year Ended     Year Ended
                                                                  December 31,   December 31,   December 31,   December 31,
                                                                      2000           1999           2000           1999
                                                                  ---------------------------   ---------------------------
STANDARD UNITS
Accumulation units at beginning of period .....................    45,292,728     53,729,671     21,421,375     23,726,504
Accumulation units for purchase payments received .............     3,067,979      5,094,626         99,474        117,449
Decrease for surrendered contracts ............................    (3,648,203)    (4,248,881)    (1,908,463)    (1,676,844)
Increase (decrease) for transfers - interdivision and from (to)
  VALIC general account, net ..................................    (5,508,659)    (9,282,688)      (656,556)      (745,734)
                                                                  ---------------------------   ---------------------------
Accumulation units at end of period ...........................    39,203,845     45,292,728     18,955,830     21,421,375
                                                                  ---------------------------   ---------------------------

ENHANCED UNITS -20BP
Accumulation units at beginning of period .....................       243,537             --             --             --
Accumulation units for purchase payments received .............        63,909          1,786             --             --
Decrease for surrendered contracts ............................        (4,349)          (384)            --             --
Increase (decrease) for transfers - interdivision and from (to)
  VALIC general account, net ..................................       521,152        242,135             --             --
                                                                  ---------------------------   ---------------------------
Accumulation units at end of period ...........................       824,249        243,537             --             --
                                                                  ---------------------------   ---------------------------

ENHANCED UNITS -40BP
Accumulation units at beginning of period .....................       338,782             --             --             --
Accumulation units for purchase payments received .............        54,419        464,706             --             --
Decrease for surrendered contracts ............................       (20,978)       (31,972)            --             --
Increase (decrease) for transfers - interdivision and from (to)
  VALIC general account, net ..................................      (131,733)       (93,952)            --             --
                                                                  ---------------------------   ---------------------------
Accumulation units at end of period ...........................       240,490        338,782             --             --
                                                                  ---------------------------   ---------------------------

TOTAL ACCUMULATION UNITS AT END OF PERIOD .....................    40,268,584     45,875,047     18,955,830     21,421,375
                                                                  ===========================   ===========================

================================================================================
                            NOTES TO FINANCIAL STATEMENTS                    53
================================================================================

          NAF VPS I AG                    NAF VPS I AG                     NAF VPS I AG                   NAF VPS I AG
        Stock Index Fund                Stock Index Fund                 Stock Index Fund         International Equities Fund
          Division 10B                    Division 10C                     Division 10D                   Division 11
 -----------------------------   ----------------------------     ----------------------------   ----------------------------
    For the          For the        For the         For the          For the         For the        For the         For the
  Year Ended       Year Ended     Year Ended      Year Ended       Year Ended      Year Ended     Year Ended      Year Ended
 December 31,     December 31,   December 31,    December 31,     December 31,    December 31,   December 31,    December 31,
     2000             1999           2000            1999             2000            1999           2000            1999
 -----------------------------   ----------------------------     ----------------------------   ----------------------------
   1,005,615       1,131,113     766,975,696     691,680,049       5,858,523       6,655,796      94,415,343     101,811,751
       7,099           3,915     106,069,942      85,102,067          39,387          65,246       5,061,421       7,361,259
    (113,409)       (115,209)    (55,968,481)    (41,025,586)       (478,732)       (477,997)     (7,416,865)     (6,365,745)

     (30,395)        (14,204)    (33,083,152)     31,219,166        (356,906)       (384,522)     (8,720,329)     (8,391,922)
 -----------------------------   ----------------------------     ----------------------------   ----------------------------
     868,910       1,005,615     783,994,005     766,975,696       5,062,272       5,858,523      83,339,570      94,415,343
 -----------------------------   ----------------------------     ----------------------------   ----------------------------



          --              --      18,855,858       6,859,835              --              --         348,851              --
          --              --       2,042,764       8,137,446              --              --         237,688          19,671
          --              --     (15,057,141)        (34,067)             --              --        (128,718)         (6,362)

          --              --      26,784,691       3,892,644              --              --       1,080,998         335,542
 -----------------------------   ----------------------------     ----------------------------   ----------------------------
          --              --      32,626,172      18,855,858              --              --       1,538,819         348,851
 -----------------------------   ----------------------------     ----------------------------   ----------------------------



          --              --      11,637,991          30,811              --              --         274,636              --
          --              --       3,340,212       9,139,755              --              --          41,354         196,432
          --              --        (982,376)       (357,391)             --              --         (11,128)         (3,786)

          --              --        (449,878)      2,824,816              --              --        (104,071)         81,990
 -----------------------------   ----------------------------     ----------------------------   ----------------------------
          --              --      13,545,949      11,637,991              --              --         200,791         274,636
 -----------------------------   ----------------------------     ----------------------------   ----------------------------

     868,910       1,005,615     830,166,126     797,469,545       5,062,272       5,858,523      85,079,180      95,038,830
 -----------------------------   ----------------------------     ----------------------------   ----------------------------

================================================================================
 54             NOTES TO FINANCIAL STATEMENTS
================================================================================

Note G - Net Increase (Decrease) in Accumulation Units (continued)

                                                                                                            NAF VPS I AG
                                                                           NAF VPS I AG               International Government
                                                                       Social Awareness Fund                 Bond Fund
                                                                            Division 12                     Division 13
                                                                   ----------------------------    ----------------------------
                                                                      For the         For the         For the         For the
                                                                    Year Ended      Year Ended      Year Ended      Year Ended
                                                                   December 31,    December 31,    December 31,    December 31,
                                                                       2000            1999            2000            1999
                                                                   ----------------------------    ----------------------------
STANDARD UNITS
Accumulation units at beginning of period .....................    136,226,993     114,382,494      90,136,603      97,473,851
Accumulation units for purchase payments received .............     20,365,917      21,095,739      11,451,182      12,093,970
Decrease for surrendered contracts ............................     (8,452,216)     (5,774,213)     (9,804,819)     (5,469,289)
Increase (decrease) for transfers - interdivision and from (to)
  VALIC general account, net ..................................    (17,807,539)      6,522,973     (20,698,718)    (13,961,929)
                                                                   ----------------------------    ----------------------------
Accumulation units at end of period ...........................    130,333,155     136,226,993      71,084,248      90,136,603
                                                                   ----------------------------    ----------------------------

ENHANCED UNITS -20BP
Accumulation units at beginning of period .....................      3,028,346       1,218,871       1,058,856         408,156
Accumulation units for purchase payments received .............        290,250       1,105,489         101,811         256,956
Decrease for surrendered contracts ............................     (2,334,174)         (1,614)       (744,053)           (349)
Increase (decrease) for transfers - interdivision and from (to)
  VALIC general account, net ..................................      3,418,863         705,600       1,444,501         394,093
                                                                   ----------------------------    ----------------------------
Accumulation units at end of period ...........................      4,403,285       3,028,346       1,861,115       1,058,856
                                                                   ----------------------------    ----------------------------

ENHANCED UNITS -40BP
Accumulation units at beginning of period .....................        631,193           1,451         308,660           1,531
Accumulation units for purchase payments received .............        132,377         829,652          30,762         731,209
Decrease for surrendered contracts ............................        (72,982)       (110,191)        (26,557)        (50,362)
Increase (decrease) for transfers - interdivision and from (to)
  VALIC general account, net ..................................        (37,438)        (89,719)        (20,344)       (373,718)
                                                                   ----------------------------    ----------------------------
Accumulation units at end of period ...........................        653,150         631,193         292,521         308,660
                                                                   ----------------------------    ----------------------------

TOTAL ACCUMULATION UNITS AT END OF PERIOD .....................    135,389,590     139,886,532      73,237,884      91,504,119
                                                                   ============================    ============================

--------------------------------------------------------------------------------

================================================================================
                                     NOTES TO FINANCIAL STATEMENTS           55
================================================================================

                                                                                                         NAF VPS I
         NAF VPS I AG                    NAF VPS I                      NAF VPS I AG                   T. Rowe Price
     Small Cap Index Fund            Core Equity Fund              Growth & Income Fund          Science & Technology Fund
         Division 14                    Division 15                     Division 16                     Division 17
---------------------------    ----------------------------    ----------------------------    ----------------------------
   For the        For the         For the         For the         For the         For the         For the         For the
 Year Ended     Year Ended      Year Ended      Year Ended      Year Ended      Year Ended      Year Ended      Year Ended
December 31,   December 31,    December 31,    December 31,    December 31,    December 31,    December 31,    December 31,
    2000           1999            2000            1999            2000            1999            2000            1999
---------------------------    ----------------------------    ----------------------------    ----------------------------
94,031,183     107,321,016     460,108,285     494,997,996     124,329,201     129,550,695     517,699,561     418,601,069
 6,840,735       9,771,905      49,862,011      59,686,335      10,027,033      12,510,229      84,872,257      55,483,486
(6,986,624)     (6,274,128)    (30,786,493)    (26,719,865)     (9,346,988)     (7,914,402)    (37,876,177)    (22,697,270)

(3,099,111)    (16,787,610)    (82,015,083)    (67,856,181)    (14,991,004)     (9,817,321)     29,578,383      66,312,276
---------------------------    ----------------------------    ----------------------------    ----------------------------
90,786,183      94,031,183     397,168,720     460,108,285     110,018,242     124,329,201     594,274,024     517,699,561
---------------------------    ----------------------------    ----------------------------    ----------------------------


   522,127            --         8,377,232       4,324,799         660,621            --        11,744,052       3,228,389
   221,479          17,478         580,736       1,781,493         239,585           7,488       1,830,123       5,480,195
   (31,622)         (3,285)     (6,178,071)         (3,803)        (87,011)           (792)     (8,722,305)         (7,823)

 1,046,995         507,934       8,188,241       2,274,743         712,264         653,925      19,598,532       3,043,291
---------------------------    ----------------------------    ----------------------------    ----------------------------
 1,758,979         522,127      10,968,138       8,377,232       1,525,459         660,621      24,450,402      11,744,052
---------------------------    ----------------------------    ----------------------------    ----------------------------


   949,989          58,824       3,034,597           3,571         704,903            --         3,286,480           6,377
   330,955         889,779         463,208       3,640,779         188,457         896,032         641,497       3,089,250
   (76,568)        (29,252)       (261,439)       (294,211)        (60,399)        (67,780)       (698,260)       (148,636)

   233,274          30,638        (434,231)       (315,542)        (87,268)       (123,349)        830,638         339,489
---------------------------    ----------------------------    ----------------------------    ----------------------------
 1,437,650         949,989       2,802,135       3,034,597         745,693         704,903       4,060,355       3,286,480
---------------------------    ----------------------------    ----------------------------    ----------------------------

93,982,812      95,503,299     410,938,993     471,520,114     112,289,394     125,694,725     622,784,781     532,730,093
===========================    ============================    ============================    ============================

--------------------------------------------------------------------------------

================================================================================
 56            NOTES TO FINANCIAL STATEMENTS
================================================================================

Note G - Net Increase (Decrease) in Accumulation Units (continued)

                                                                             NAF VPS I
                                                                       Founders/T. Rowe Price                Templeton
                                                                           Small Cap Fund          Asset Strategy Fund, Class 1
                                                                            Division 18                     Division 19
                                                                   ----------------------------    ----------------------------
                                                                      For the         For the         For the         For the
                                                                    Year Ended      Year Ended      Year Ended      Year Ended
                                                                   December 31,    December 31,    December 31,    December 31,
                                                                       2000            1999            2000            1999
                                                                   ----------------------------    ----------------------------
STANDARD UNITS
Accumulation units at beginning of period......................    351,855,473     474,215,229     137,266,658     190,963,707
Accumulation units for purchase payments received..............     26,734,336       3,056,845      10,310,052      15,109,988
Decrease for surrendered contracts.............................    (25,744,851)    (25,365,385)    (11,128,744)    (10,995,931)
Increase (decrease) for transfers - interdivision and from (to)
VALIC general account, net.....................................    (38,110,489)   (100,051,216)    (15,787,924)    (57,811,106)
                                                                   ----------------------------    ----------------------------
Accumulation units at end of period............................    314,734,469     351,855,473     120,660,042     137,266,658
                                                                   ----------------------------    ----------------------------

ENHANCED UNITS -20BP
Accumulation units at beginning of period......................      2,046,085            --           485,669            --
Accumulation units for purchase payments received..............        312,539          85,558          77,748           5,750
Decrease for surrendered contracts.............................        (75,397)        (15,829)        (13,722)         (7,988)
Increase (decrease) for transfers - interdivision and from (to)
VALIC general account, net.....................................      2,416,578       1,976,356         660,898         487,907
                                                                   ----------------------------    ----------------------------
Accumulation units at end of period............................      4,699,805       2,046,085       1,210,593         485,669
                                                                   ----------------------------    ----------------------------

ENHANCED UNITS -40BP
Accumulation units at beginning of period......................     23,669,214            --        18,489,196            --
Accumulation units for purchase payments received..............        563,756      41,940,798       3,250,945       4,159,244
Decrease for surrendered contracts.............................     (1,886,323)     (2,773,842)     (1,821,117)     (1,260,159)
Increase (decrease) for transfers - interdivision and from (to)
VALIC general account, net.....................................      3,102,027     (15,497,742)     (1,520,679)     15,590,111
                                                                   ----------------------------    ----------------------------
Accumulation units at end of period............................     25,448,674      23,669,214      18,398,345      18,489,196
                                                                   ----------------------------    ----------------------------

TOTAL ACCUMULATION UNITS AT END OF PERIOD......................    344,882,948     377,570,772     140,268,980     156,241,523
                                                                   ============================    ============================

--------------------------------------------------------------------------------

================================================================================
                                     NOTES TO FINANCIAL STATEMENTS           57
================================================================================

          NAF VPS I                        NAF VPS I
       American Century                American Century                     Vanguard                      Vanguard
  International Growth Fund          Income & Growth Fund           Long-Term Corporate Fund       Long-Term Treasury Fund
         Division 20                     Division 21                      Division 22                    Division 23
----------------------------    ----------------------------     ----------------------------   ----------------------------
   For the         For the         For the         For the          For the         For the        For the         For the
 Year Ended      Year Ended      Year Ended      Year Ended       Year Ended      Year Ended     Year Ended      Year Ended
December 31,    December 31,    December 31,    December 31,     December 31,    December 31,   December 31,    December 31,
    2000            1999            2000            1999             2000            1999           2000            1999
----------------------------    ----------------------------     ----------------------------   ----------------------------
372,176,780     452,419,089     146,888,390     159,815,811      49,616,245      44,122,646     110,102,115      86,673,300
 27,858,379      20,608,146      28,409,750      31,015,356      12,670,742      11,931,469      26,744,597      31,229,264
(26,825,529)    (24,029,305)    (13,384,289)     (8,130,947)     (4,835,582)     (3,078,766)     (9,294,537)     (6,546,427)

(66,065,398)    (76,821,150)     (3,345,774)    (35,811,830)     (9,269,629)     (3,359,104)       (520,747)     (1,254,022)
----------------------------    ----------------------------     ----------------------------   ----------------------------
307,144,232     372,176,780     158,568,077     146,888,390      48,181,776      49,616,245     127,031,428     110,102,115
----------------------------    ----------------------------     ----------------------------   ----------------------------


  2,084,490            --         6,367,461       4,494,005       4,060,325       2,949,044       7,578,682       3,682,809
    221,612         146,063         700,655         998,121         154,459         890,621         460,645       2,771,260
    (73,075)        (22,668)     (5,503,925)         (4,797)     (3,802,161)         (1,180)     (6,244,531)        (14,424)

  1,970,064       1,961,095       8,335,626         880,132       4,223,808         221,840       8,383,197       1,139,037
----------------------------    ----------------------------     ----------------------------   ----------------------------
  4,203,091       2,084,490       9,899,817       6,367,461       4,636,431       4,060,325      10,177,993       7,578,682
----------------------------    ----------------------------     ----------------------------   ----------------------------


 19,529,937            --         2,230,357           3,163       3,874,406             883       1,466,945           7,820
  3,386,658      26,021,323         780,176       2,034,695         982,614       3,873,523         411,531       1,729,182
 (1,825,284)     (1,504,459)       (205,564)       (127,566)       (518,869)           --          (199,090)        (19,243)

 (1,592,137)     (4,986,927)        (71,736)        320,065        (465,738)           --           145,741        (250,814)
----------------------------    ----------------------------     ----------------------------   ----------------------------
 19,499,174      19,529,937       2,733,233       2,230,357       3,872,413       3,874,406       1,825,127       1,466,945
----------------------------    ----------------------------     ----------------------------   ----------------------------

330,846,497     393,791,207     171,201,127     155,486,208      56,690,620      57,550,976     139,034,548     119,147,742
============================    ============================     ============================   ============================

================================================================================
 58                 NOTES TO FINANCIAL STATEMENTS
================================================================================

Note G - Net Increase (Decrease) in Accumulation Units (continued)



                                                                             Vanguard                        Vanguard
                                                                         Windsor II Fund                 Wellington Fund
                                                                           Division 24                     Division 25
                                                                   ----------------------------    ----------------------------
                                                                      For the        For the         For the         For the
                                                                    Year Ended      Year Ended      Year Ended      Year Ended
                                                                   December 31,    December 31,    December 31,    December 31,
                                                                       2000            1999            2000            1999
                                                                   ----------------------------    ----------------------------
STANDARD UNITS
Accumulation units at beginning of period .....................    426,529,299     372,737,595     328,701,408     253,840,498
Accumulation units for purchase payments received .............     93,138,387     100,997,211      81,385,567      77,532,594
Decrease for surrendered contracts ............................    (34,209,465)    (21,916,141)    (27,813,731)    (17,914,772)
Increase (decrease) for transfers - interdivision and from (to)
VALIC general account, net ....................................   (107,440,906)    (25,289,366)    (87,834,418)     15,243,088
                                                                   ---------------------------     ---------------------------
Accumulation units at end of period ...........................    378,017,315     426,529,299     294,438,826     328,701,408
                                                                   ---------------------------     ---------------------------
ENHANCED UNITS -20BP
Accumulation units at beginning of period .....................     20,846,053      13,800,156      28,195,817      19,636,072
Accumulation units for purchase payments received .............        966,961       6,123,454         864,417       7,575,292
Decrease for surrendered contracts ............................    (19,871,196)         (2,842)    (26,926,085)        (12,079)
Increase (decrease) for transfers - interdivision and from (to)
VALIC general account, net ....................................     22,228,050         925,285      27,551,693         996,532
                                                                   ---------------------------     ---------------------------
Accumulation units at end of period ...........................     24,169,868      20,846,053      29,685,842      28,195,817
                                                                   ---------------------------     ---------------------------

ENHANCED UNITS -40BP
Accumulation units at beginning of period .....................     18,903,967          29,953      13,813,418           9,214
Accumulation units for purchase payments received .............      5,241,844      15,634,457       3,359,842      11,129,037
Decrease for surrendered contracts ............................     (1,200,185)       (444,384)       (962,300)       (220,931)
Increase (decrease) for transfers - interdivision and from (to)
VALIC general account, net ....................................     (4,325,963)      3,683,941      (2,468,270)      2,896,098
                                                                   ---------------------------     ---------------------------
Accumulation units at end of period ...........................     18,619,663      18,903,967      13,742,690      13,813,418
                                                                   ---------------------------     ---------------------------

TOTAL ACCUMULATION UNITS AT END OF PERIOD .....................    420,806,846     466,279,319     337,867,358     370,710,643
                                                                   ===========================     ===========================

/(1)/ Fund was no longer offered as of December 8, 2000.

--------------------------------------------------------------------------------

================================================================================
                               NOTES TO FINANCIAL STATEMENTS                 59
================================================================================

                                             Putnam
            Putnam                   OTC & Emerging Growth                   Putnam                    Neuberger & Berman
New Opportunities Fund - Class A         Fund - Class A             Global Growth Fund, Class A        Guardian Trust Fund
           Division 26                     Division 27                     Division 28                   Division 29/(1)/
--------------------------------  -----------------------------    ----------------------------    -----------------------------
    For the          For the          For the         For the         For the         For the         For the          For the
  Year Ended       Year Ended       Year Ended      Year Ended      Year Ended      Year Ended      Year Ended       Year Ended
 December 31,     December 31,     December 31,    December 31,    December 31,    December 31,    December 31,     December 31,
     2000             1999             2000            1999            2000            1999            2000             1999
--------------------------------  -----------------------------    ----------------------------    -----------------------------
  386,064,440     280,523,297      170,725,977     129,463,792     181,916,991     101,468,260      40,241,067      45,261,146
  106,607,277      76,168,935       73,330,854      22,401,108      67,680,261      35,854,841       6,749,189       8,352,744
  (32,579,897)    (14,558,724)     (17,441,497)     (3,370,087)    (15,526,970)     (5,678,042)     (2,962,898)     (2,553,872)

   69,516,775      43,930,932      101,523,710      22,231,164      59,920,360      50,271,932     (44,027,358)    (10,818,951)
--------------------------------  -----------------------------    ----------------------------    -----------------------------
  529,608,595     386,064,440      328,139,044     170,725,977     293,990,642     181,916,991              --      40,241,067
--------------------------------  -----------------------------    ----------------------------    -----------------------------

   19,231,737      10,725,927        6,570,152       3,092,839      11,313,375       6,153,771       1,406,229       1,012,671
    3,344,601       7,328,857        2,105,776       2,711,990       2,244,214       4,555,014          76,022         273,728
  (18,073,726)        (13,984)      (5,952,029)         (3,563)    (10,549,015)         (4,108)     (1,263,310)             --

   32,880,539       1,190,937       18,184,261         768,886      20,560,348         608,698        (218,941)        119,830
--------------------------------  -----------------------------    ----------------------------    -----------------------------
   37,383,151      19,231,737       20,908,160       6,570,152      23,568,922      11,313,375              --       1,406,229
--------------------------------  -----------------------------    ----------------------------    -----------------------------


   21,386,431          10,797        1,605,024           3,073       7,494,551           5,761         112,799             253
    8,218,739      12,665,925          805,979       3,590,711       3,165,071       4,604,648             223         196,982
   (1,881,191)       (471,513)        (265,893)     (2,923,259)       (816,456)       (128,409)        (17,631)         (1,071)

    5,631,970       9,181,222        1,198,780         934,499       2,289,456       3,012,551         (95,391)        (83,365)
--------------------------------  -----------------------------    ----------------------------    -----------------------------
   33,355,949      21,386,431        3,343,890       1,605,024      12,132,622       7,494,551              --         112,799
--------------------------------  -----------------------------    ----------------------------    -----------------------------

  600,347,695     426,682,608      352,391,094     178,901,153     329,692,186     200,724,917              --      41,760,095
================================  =============================    ============================    =============================

================================================================================
 60                         NOTES TO FINANCIAL STATEMENTS
================================================================================


Note G - Net Increase (Decrease) in Accumulation Units (continued)

                                                                         NAF VPS I
                                                                          Founders                          American
                                                                     Large Cap Growth Fund             Century Ultra Fund
                                                                          Division 30                      Division 31
                                                                  -----------------------------   ------------------------------
                                                                    For the          For the        For the           For the
                                                                   Year Ended       Year Ended     Year Ended        Year Ended
                                                                  December 31,     December 31,   December 31,      December 31,
                                                                      2000            1999            2000            1999
                                                                  -----------------------------   ------------------------------
STANDARD UNITS
Accumulation units at beginning of period .....................    357,129,398     250,777,959     411,119,880     209,221,513
Accumulation units for purchase payments received .............     92,326,749      76,672,387     135,222,074      97,039,857
Decrease for surrendered contracts ............................    (31,725,586)    (14,231,254)    (31,212,556)    (15,080,667)
Increase (decrease) for transfers - interdivision and from (to)
  VALIC general account, net...................................     (2,762,592)     43,910,306      36,661,985     119,939,177
                                                                  ----------------------------    ----------------------------
Accumulation units at end of period ...........................    414,967,969     357,129,398     551,791,383     411,119,880
                                                                  ----------------------------    ----------------------------

ENHANCED UNITS -20BP
Accumulation units at beginning of period .....................     16,160,159       7,720,189      20,827,045       8,116,612
Accumulation units for purchase payments received .............      1,938,357       7,424,730       3,706,636      11,159,706
Decrease for surrendered contracts ............................    (15,053,007)         (2,035)    (18,874,923)        (18,655)
Increase (decrease) for transfers - interdivision and from (to)
  VALIC general account, net...................................     24,394,266       1,017,275      32,395,071       1,569,382
                                                                  ----------------------------    ----------------------------
Accumulation units at end of period ...........................     27,439,775      16,160,159      38,053,829      20,827,045
                                                                  ----------------------------    ----------------------------

ENHANCED UNITS -40BP
Accumulation units at beginning of period .....................     23,525,351          12,861       1,613,349          23,002
Accumulation units for purchase payments received .............      7,465,026      16,671,985          82,447       1,680,150
Decrease for surrendered contracts ............................     (1,882,670)       (406,753)       (697,579)        (31,837)
Increase (decrease) for transfers - interdivision and from (to)
  VALIC general account, net...................................      1,087,813       7,247,258         896,530         (57,966)
                                                                  ----------------------------    ----------------------------
Accumulation units at end of period ...........................     30,195,520      23,525,351       1,894,747       1,613,349
                                                                  ----------------------------    ----------------------------

TOTAL ACCUMULATION UNITS AT END OF PERIOD .....................    472,603,264     396,814,908     591,739,959     433,560,274
                                                                  ============================    ============================



/(1)/ Fund was no longer offered as of December 8, 2000.

________________________________________________________________________________

================================================================================
                  NOTES TO FINANCIAL STATEMENTS                              61
================================================================================


                                                                                                         NAF VPS II
          Templeton                            NAF VPS I                American General                 J.P. Morgan
        Foreign Fund                 International Growth Fund      International Value Fund        Small Cap Growth Fund
         Division 32                       Division 33                   Division 34/(1)/                 Division 35
-----------------------------     -----------------------------    ---------------------------   -----------------------------
  For the           For the          For the         For the          For the        For the       For the          For the
Year Ended        Year Ended       Year Ended       Year Ended      Year Ended     Year Ended     Year Ended       Year Ended
December 31,     December 31,     December 31,     December 31,    December 31,   December 31,   December 31,     December 31,
    2000             1999             2000             1999            2000            1999          2000             1999
-----------------------------     -----------------------------    ---------------------------   -----------------------------
 219,168,378     198,626,023         167,387              --         337,242              --         298,665              --
  46,257,237      41,754,678         543,251         198,944         422,792         195,630         806,648         266,595
 (19,244,544)     (9,772,500)         (5,084)        (22,765)        (26,123)        (11,967)        (50,946)        (18,572)

 (27,188,239)    (11,439,823)      3,231,709          (8,792)       (733,911)        153,579       1,770,788          50,642
-----------------------------     -----------------------------    ---------------------------   -----------------------------
 218,992,832     219,168,378       3,937,263         167,387              --         337,242       2,825,155         298,665
-----------------------------     -----------------------------    ---------------------------   -----------------------------


   8,660,425       5,437,288           5,641              --         177,255              --         119,661              --
     509,226       2,444,648          76,209           1,572          61,331         155,572         133,073         119,537
  (8,035,356)         (1,641)             --              --              --          (4,283)        (13,939)             --

  12,061,226         780,130         761,036           4,069        (238,586)         25,966         237,852             124
----------------------------      -----------------------------    ---------------------------   -----------------------------
  13,195,521       8,660,425         842,886           5,641              --         177,255         476,647         119,661
----------------------------      -----------------------------    ---------------------------   -----------------------------


     503,020           2,605         329,526              --          72,570              --       2,975,505              --
       3,554         689,055         273,996         148,906          59,319          39,348       1,631,517       1,332,705
     (46,555)       (109,252)        (40,470)         (9,299)         (7,503)             --        (331,217)        (64,853)

     (25,565)        (79,388)        453,543         189,919        (124,386)         33,222       2,123,828       1,707,653
----------------------------      -----------------------------    ---------------------------   -----------------------------
     434,454         503,020       1,016,595         329,526              --          72,570       6,399,633       2,975,505
----------------------------      -----------------------------    ---------------------------   -----------------------------

 232,622,807     228,331,823       5,796,744         502,554              --         587,067       9,701,435       3,393,831
============================      =============================    ===========================   =============================


________________________________________________________________________________

================================================================================
 62                      NOTES TO FINANCIAL STATEMENTS
================================================================================


Note G - Net Increase (Decrease) in Accumulation Units (continued)

                                                                                                    NAF VPS II
                                                                        NAF VPS II                    INVESCO
                                                                    Small Cap Value Fund         MidCap Growth Fund
                                                                         Division 36                 Division 37
                                                                  --------------------------  ---------------------------
                                                                    For the       For the       For the        For the
                                                                   Year Ended    Year Ended    Year Ended     Year Ended
                                                                  December 31,  December 31,  December 31,   December 31,
                                                                      2000           1999         2000          1999
                                                                  --------------------------  ---------------------------
STANDARD UNITS
Accumulation units at beginning of period......................      166,013            --       477,094            --
Accumulation units for purchase payments received..............       99,577       165,714       648,033       480,526
Decrease for surrendered contracts.............................       (4,853)      (12,171)      (28,383)      (18,934)
Increase (decrease) for transfers - interdivision and from (to)
  VALIC general account, net...................................    1,954,458        12,470     2,257,846        15,502
                                                                  --------------------------  ---------------------------
Accumulation units at end of period............................    2,215,195       166,013     3,354,590       477,094
                                                                  --------------------------  ---------------------------

ENHANCED UNITS -20BP
Accumulation units at beginning of period......................          232            --         1,244            --
Accumulation units for purchase payments received..............        1,022            --        83,710         1,039
Decrease for surrendered contracts.............................           --            --            --            --
Increase (decrease) for transfers - interdivision and from (to)
  VALIC general account, net...................................       86,291           232       569,577           205
                                                                  --------------------------  ---------------------------
Accumulation units at end of period............................       87,545           232       654,531         1,244
                                                                  --------------------------  ---------------------------

ENHANCED UNITS -40BP
Accumulation units at beginning of period......................       80,739            --       393,589            --
Accumulation units for purchase payments received..............       38,162        41,191       151,662       320,282
Decrease for surrendered contracts.............................      (10,412)           --       (20,596)       (5,225)
Increase (decrease) for transfers - interdivision and from (to)
  VALIC general account, net...................................       43,631        39,548       167,820        78,532
                                                                  --------------------------  ---------------------------
Accumulation units at end of period............................      152,120        80,739       692,475       393,589
                                                                  --------------------------  ---------------------------

TOTAL ACCUMULATION UNITS AT END OF PERIOD......................    2,454,860       246,984     4,701,596       871,927
                                                                  ==========================  ===========================

--------------------------------------------------------------------------------

================================================================================
                     NOTES TO FINANCIAL STATEMENTS                           63
================================================================================

         NAF VPS II                   NAF VPS II                     NAF VPS II
      Neuberger Berman               Goldman Sachs                  State Street                 NAF VPS II AG
      MidCap Value Fund           Large Cap Growth Fund         Large Cap Value Fund       Socially Responsible Fund
         Division 38                  Division 39                    Division 40                  Division 41
-----------------------------  ---------------------------   ---------------------------  ----------------------------
  For the          For the       For the        For the        For the        For the       For the         For the
 Year Ended       Year Ended    Year Ended     Year Ended     Year Ended     Year Ended    Year Ended      Year Ended
December 31,     December 31,  December 31,   December 31,   December 31,   December 31,  December 31,    December 31,
   2000              1999          2000          1999            2000           1999          2000           1999
-----------------------------  ---------------------------   ---------------------------  ----------------------------
    223,437              --       519,825              --       216,072             --        282,396              --
    394,277          97,398       814,906         501,180       396,276        194,043        282,703         247,965
    (34,750)        (13,765)      (41,449)        (30,451)      (13,625)       (20,511)       (16,998)        (20,764)

  5,791,434         139,804       897,748          49,096       533,811         42,540        273,657          55,195
------------     ------------  -----------    ------------   -----------    ------------  ------------    ------------
  6,374,398         223,437     2,191,030         519,825     1,132,534        216,072        821,758         282,396
------------     ------------  -----------    ------------   -----------    ------------  ------------    ------------


    142,103              --        95,862              --           221             --        106,148              --
     28,570         151,387       187,151          95,397        14,986            221        147,487          75,719
     (7,060)         (6,744)      (13,587)             --            --             --        (11,847)             --

    523,775          (2,540)      165,990             465       118,483             --      1,049,233          30,429
------------     ------------  -----------    ------------   -----------    ------------  ------------    ------------
    687,388         142,103       435,416          95,862       133,690            221      1,291,021         106,148
------------     ------------  -----------    ------------   -----------    ------------  ------------    ------------


  1,116,041              --     9,513,851              --       287,197             --      2,715,174              --
    568,050         733,504     3,381,439       6,582,201       143,250        245,424        932,467       1,831,726
   (121,633)         (7,504)     (817,741)       (200,576)      (18,802)        (8,531)      (307,233)        (14,451)

  1,136,322         390,041       486,238       3,132,226       (67,677)        50,304       (544,440)        897,899
------------     ------------  -----------    ------------   -----------    ------------  ------------    ------------
  2,698,780       1,116,041    12,563,787       9,513,851       343,968        287,197      2,795,968       2,715,174
------------     ------------  -----------    ------------   -----------    ------------  ------------    ------------

  9,760,566       1,481,581    15,190,233      10,129,538     1,610,192        503,490      4,908,747       3,103,718
============     ============  ===========    ============   ===========    ============  ============    ============

--------------------------------------------------------------------------------

================================================================================
64                       NOTES TO FINANCIAL STATEMENTS
================================================================================


Note G - Net Increase (Decrease) in Accumulation Units (continued)

                                                                          American General                American General
                                                                           Balanced Fund                 Domestic Bond Fund
                                                                          Division 42/(1)/                Division 43/(1)/
                                                                    ---------------------------     --------------------------
                                                                      For the         For the         For the        For the
                                                                     Year Ended      Year Ended      Year Ended     Year Ended
                                                                    December 31,    December 31,    December 31,   December 31,
                                                                        2000            1999            2000           1999
                                                                    ---------------------------     --------------------------
STANDARD UNITS
Accumulation units at beginning of period .....................         461,870              --         188,580             --
Accumulation units for purchase payments received .............         236,975         328,741         176,839        189,510
Decrease for surrendered contracts ............................         (36,186)        (14,349)        (18,426)       (28,063)
Increase (decrease) for transfers - interdivision and from (to)
  VALIC general account, net ..................................        (662,659)        147,478        (346,993)        27,133
                                                                    ---------------------------     --------------------------
Accumulation units at end of period ...........................              --         461,870              --        188,580
                                                                    ---------------------------     --------------------------

ENHANCED UNITS -20BP
Accumulation units at beginning of period .....................          38,339              --              --             --
Accumulation units for purchase payments received .............          19,404          38,240           2,359             --
Decrease for surrendered contracts ............................            (633)             --              --             --
Increase (decrease) for transfers - interdivision and from (to)
  VALIC general account, net ..................................         (57,110)             99          (2,359)            --
                                                                    ---------------------------     --------------------------
Accumulation units at end of period ...........................              --          38,339              --             --
                                                                    ---------------------------     --------------------------

ENHANCED UNITS -40BP
Accumulation units at beginning of period .....................       1,968,894              --         370,695             --
Accumulation units for purchase payments received .............         568,056         883,304          53,763        447,719
Decrease for surrendered contracts ............................        (128,471)        (44,206)        (34,676)        (1,569)
Increase (decrease) for transfers - interdivision and from (to)
  VALIC general account, net ..................................      (2,408,479)      1,129,796        (389,782)       (75,455)
                                                                    ---------------------------     --------------------------
Accumulation units at end of period ...........................              --       1,968,894              --        370,695
                                                                    ---------------------------     --------------------------

TOTAL ACCUMULATION UNITS AT END OF PERIOD .....................              --       2,469,103              --        559,275
                                                                    ===========================     ==========================

(1) Fund was no longer offered as of December 8, 2000.

================================================================================
                       NOTES TO FINANCIAL STATEMENTS                          65
================================================================================

                                           NAF VPS I
       NAF VPS II AG 2                       Putnam                         NAF VPS I AG                          Janus
      Money Market Fund                 Opportunities Fund             Nasdaq-100(R) Index Fund          Adviser Worldwide Fund
         Division 44                        Division 45                      Division 46                       Division 47
----------------------------    -------------------------------     -------------------------------    ---------------------------
   For the         For the      For the Period        For the       For the Period       For the        For the          For the
 Year Ended       Year Ended     Oct. 2, 2000 to     Year Ended     Oct. 2, 2000 to     Year Ended     Year Ended       Year Ended
December 31,     December 31,      December 31,     December 31,      December 31,      December 31,   December 31,    December 31,
    2000             1999              2000             1999              2000              1999           2000            1999
----------------------------    -------------------------------     -------------------------------    ---------------------------
  4,089,393               --                --               --                  --              --             --              --
  6,120,524        4,363,951            35,602               --              29,025              --         27,710              --
 (1,277,388)        (214,808)              (14)              --                (225)             --           (142)             --

  5,952,580          (59,750)           73,303               --           4,013,821              --      2,437,773              --
----------------------------    -------------------------------    --------------------------------     --------------------------
 14,885,109        4,089,393           108,891               --           4,042,621              --      2,465,341              --
----------------------------    -------------------------------     -------------------------------    ---------------------------


  1,844,830               --                --               --                  --              --             --              --
  1,863,051        2,176,488                12               --               1,780              --            346              --
 (4,170,581)        (448,769)               --               --                  --              --             --              --

  9,323,073          117,111                --               --             214,962              --        103,271              --
----------------------------    -------------------------------     -------------------------------    ---------------------------
  8,860,373        1,844,830                12               --             216,742              --        103,617              --
----------------------------    -------------------------------     -------------------------------    ---------------------------


         --               --                --               --                  --              --             --              --
      1,274               --                --               --                 291              --            296              --
         --               --                --               --                  --              --             --              --

         --               --             4,289               --              69,252              --          1,939              --
----------------------------    -------------------------------     -------------------------------    ---------------------------
      1,274               --             4,289               --              69,543              --          2,235              --
----------------------------    -------------------------------    --------------------------------    ---------------------------

 23,746,756        5,934,223           113,192               --           4,328,906              --      2,571,193              --
============================    ===============================     ===============================    ===========================

================================================================================
 66                    NOTES TO FINANCIAL STATEMENTS
================================================================================

Note G - Net Increase (Decrease) in Accumulation Units (continued)

                                                                           NAF VPS II AG                      NAF VPS II AG
                                                                Aggressive Growth Lifestyle Fund    Moderate Growth Lifestyle Fund
                                                                            Division 48                        Division 49
                                                                --------------------------------    -------------------------------
                                                                      For the         For the            For the          For the
                                                                    Year Ended      Year Ended         Year Ended       Year Ended
                                                                   December 31,    December 31,       December 31,     December 31,
                                                                       2000            1999               2000             1999
                                                                --------------------------------    -------------------------------
STANDARD UNITS
Accumulation units at beginning of period .....................       139,443             --             215,575             --
Accumulation units for purchase payments received .............     1,664,029        147,977           1,789,733        225,445
Decrease for surrendered contracts ............................       (39,066)        (6,680)            (29,560)       (18,548)
Increase (decrease) for transfers - interdivision and from (to)
  VALIC general account, net ..................................     1,299,933         (1,854)          3,059,291          8,678
                                                                --------------------------------    -------------------------------
Accumulation units at end of period ...........................     3,064,339        139,443           5,035,039        215,575
                                                                --------------------------------    -------------------------------

ENHANCED UNITS -20BP
Accumulation units at beginning of period .....................        46,149             --             213,355             --
Accumulation units for purchase payments received .............       114,060         46,603             131,170        203,596
Decrease for surrendered contracts ............................       (57,302)            --              (1,226)            --
Increase (decrease) for transfers - interdivision and from (to)
  VALIC general account, net ..................................       357,260           (454)            521,381          9,759
                                                                --------------------------------    -------------------------------
Accumulation units at end of period ...........................       460,167         46,149             864,680        213,355
                                                                --------------------------------    -------------------------------

ENHANCED UNITS -40BP
Accumulation units at beginning of period .....................     1,674,512             --           3,491,046             --
Accumulation units for purchase payments received .............       700,417      1,701,141           1,530,398      3,648,403
Decrease for surrendered contracts ............................      (226,631)       (29,541)           (718,004)       (84,343)
Increase (decrease) for transfers - interdivision and from (to)
  VALIC general account, net ..................................       (20,721)         2,912           2,287,199        (73,014)
                                                                --------------------------------    -------------------------------
Accumulation units at end of period ...........................     2,127,577      1,674,512           6,590,639      3,491,046
                                                                --------------------------------    -------------------------------

TOTAL ACCUMULATION UNITS AT END OF PERIOD .....................     5,652,083      1,860,104          12,490,358      3,919,976
                                                                ================================    ===============================

/(1)/ Fund was no longer offered as of December 8, 2000.

--------------------------------------------------------------------------------

================================================================================
                            NOTES TO FINANCIAL STATEMENTS                    67
================================================================================

        NAF VPS II AG
         Conservative                  T.Rowe Price                    Vanguard                        Vanguard
     Growth Lifestyle Fund             Small Cap Fund           LifeStrategy Growth Fund   LifeStrategy Moderate Growth Fund
          Division 50                 Division 51/(1)/                Division 52                     Division 53
 ------------------------------ ---------------------------  ----------------------------  ---------------------------------
    For the          For the       For the        For the       For the         For the         For the        For the
  Year Ended       Year Ended    Year Ended     Year Ended    Year Ended      Year Ended      Year Ended     Year Ended
 December 31,     December 31,  December 31,   December 31,  December 31,    December 31,    December 31,   December 31,
     2000             1999          2000           1999          2000            1999            2000           1999
 ------------------------------ ---------------------------  ----------------------------  ---------------------------------
    203,221             --        821,977            122      1,591,689             --        1,354,406             --
    456,953        187,252        766,767        909,686      2,926,616      1,727,501        1,814,631      1,428,218
    (55,639)        (1,184)      (872,143)       (38,708)      (852,977)       (31,253)        (807,271)       (34,523)

  2,558,479         17,153       (716,601)       (49,123)     3,629,642       (104,559)         981,238        (39,289)
 ------------------------------ ---------------------------  ----------------------------  ---------------------------------
  3,163,014        203,221             --        821,977      7,294,970      1,591,689        3,343,004      1,354,406
 ------------------------------ ---------------------------  ----------------------------  ---------------------------------


    246,969             --        249,245             --      1,468,333             --        2,152,244             --
    307,034        247,439         91,146        216,184        804,697      1,425,863          774,183      2,411,164
     (5,320)            --        (25,656)       (28,286)      (107,768)       (27,169)        (161,108)      (114,984)

    186,420           (470)      (314,735)        61,347        102,093         69,639          122,639       (143,936)
 ------------------------------ ---------------------------  ----------------------------  ---------------------------------
    735,103        246,969             --        249,245      2,267,355      1,468,333        2,887,958      2,152,244
 ------------------------------ ---------------------------  ----------------------------  ---------------------------------


  1,160,286             --      5,672,360             --     15,310,158             --       22,135,061             --
    504,840      1,220,102      2,005,181      4,302,819      7,365,530      9,924,109       10,602,156     17,865,681
   (230,917)       (40,683)      (394,780)      (102,611)    (1,659,282)      (102,684)      (2,464,768)      (431,210)

     97,501        (19,133)    (7,282,761)     1,472,152       (256,185)     5,488,733       (1,313,928)     4,700,590
 ------------------------------ ---------------------------  ----------------------------  ---------------------------------
  1,531,710      1,160,286             --      5,672,360     20,760,221     15,310,158       28,958,521     22,135,061
 ------------------------------ ---------------------------  ----------------------------  ---------------------------------

  5,429,827      1,610,476             --      6,743,582     30,322,546     18,370,180       35,189,483     25,641,711
 ============================== ===========================  ============================  =================================

================================================================================
 68                             NOTES TO FINANCIAL STATEMENTS
================================================================================

Note G - Net Increase (Decrease) in Accumulation Units (continued)

                                                                          Vanguard
                                                                        LifeStrategy                     Evergreen
                                                                  Conservative Growth Fund      Small Cap Value Fund, Class A
                                                                        Division 54                     Division 55
                                                                 ----------------------------   -------------------------------
                                                                    For the        For the         For the     For the Period
                                                                   Year Ended     Year Ended      Year Ended  Jan. 4, 1999 to
                                                                  December 31,   December 31,    December 31,   December 31,
                                                                     2000           1999            2000           1999
                                                                 ----------------------------   -------------------------------
STANDARD UNITS
Accumulation units at beginning of period .....................      554,101            --             244           --
Accumulation units for purchase payments received .............      639,109       586,097         158,457          244
Decrease for surrendered contracts ............................     (269,759)      (19,952)           (129)          --
Increase (decrease) for transfers - interdivision and from (to)
  VALIC general account, net ..................................      508,279       (12,044)        555,922           --
                                                                 ----------------------------   -------------------------------
Accumulation units at end of period ...........................    1,431,730       554,101         714,494          244
                                                                 ----------------------------   -------------------------------

ENHANCED UNITS -20BP
Accumulation units at beginning of period .....................      375,819            --              --           --
Accumulation units for purchase payments received .............      170,916       427,401             462           --
Decrease for surrendered contracts ............................      (52,586)      (37,236)             --           --
Increase (decrease) for transfers - interdivision and from (to)
  VALIC general account, net ..................................      (11,642)      (14,346)          9,505           --
                                                                 ----------------------------   -------------------------------
Accumulation units at end of period ...........................      482,507       375,819           9,967           --
                                                                 ----------------------------   -------------------------------

ENHANCED UNITS -40BP
Accumulation units at beginning of period .....................    3,665,491            --              --           --
Accumulation units for purchase payments received .............    1,868,529     2,207,564             743           --
Decrease for surrendered contracts ............................     (572,830)     (105,249)             --           --
Increase (decrease) for transfers - interdivision and from (to)
  VALIC general account, net ..................................     (352,514)    1,563,176             605           --
                                                                 ----------------------------   -------------------------------
Accumulation units at end of period ...........................    4,608,676     3,665,491           1,348           --
                                                                 ----------------------------   -------------------------------
TOTAL ACCUMULATION UNITS AT END OF PERIOD .....................    6,522,913     4,595,411         725,809          244
                                                                 ============================   ===============================

--------------------------------------------------------------------------------

================================================================================
                                NOTES TO FINANCIAL STATEMENTS               69
================================================================================

           Evergreen
   Growth and Income Fund,                Evergreen                         NAF VPS II AG                      NAF VPS II AG
           Class A                   Value Fund, Class A                    Core Bond Fund                  Strategic Bond Fund
         Division 56                     Division 57                          Division 58                       Division 59
------------------------------   -------------------------------   -------------------------------   ------------------------------
  For the      For the Period        For the    For the Period          For the         For the          For the         For the
Year Ended     Jan. 4, 1999 to     Year Ended   Jan. 4, 1999 to       Year Ended       Year Ended       Year Ended      Year Ended
December 31,     December 31,      December 31,  December 31,        December 31,     December 31,     December 31,    December 31,
   2000             1999              2000           1999               2000              1999            2000             1999
------------------------------   -------------------------------   -------------------------------   ------------------------------
       175              --           4,240              --                54,349             --          2,324              --
    35,934           5,458          59,835           4,240                65,379         52,047         59,787           2,449
       (29)             --          (3,204)             --                (2,713)            (8)            (9)           (125)

    95,391          (5,283)        219,019              --               697,270          2,310        150,470              --
------------------------------   -------------------------------   -------------------------------   ------------------------------
   131,471             175         279,890           4,240               814,285         54,349        212,572           2,324
------------------------------   -------------------------------   -------------------------------   ------------------------------


     5,326              --              --              --                10,700             --             --              --
     1,642              52             516              --                   937         10,700            936              --
        --              --              --              --                    --             --             --              --

     3,286           5,274          27,206              --                 6,175             --             --              --
------------------------------   -------------------------------   -------------------------------   ------------------------------
    10,254           5,326          27,722              --                17,812         10,700            936              --
------------------------------   -------------------------------   -------------------------------   ------------------------------

        --              --              --              --                    --             --         33,066              --
       126              --              --              --                 1,856             --         22,184          29,235
        --              --              --              --                    --             --           (355)             --

        44              --              --              --               297,475             --         93,450           3,831
------------------------------   -------------------------------   -------------------------------   ------------------------------
       170              --              --              --               299,331             --        148,345          33,066
------------------------------   -------------------------------   -------------------------------   ------------------------------

   141,895           5,501         307,612           4,240             1,131,428         65,049        361,853          35,390
==============================   ===============================   ===============================   ==============================

--------------------------------------------------------------------------------

================================================================================
70                       NOTES TO FINANCIAL STATEMENTS
================================================================================

   Note G - Net Increase (Decrease) in Accumulation Units (continued)

                                                                          NAF VPS II AG                         Janus
                                                                       High Yield Bond Fund                      Fund
                                                                           Division 60                        Division 61
                                                                ------------------------------   ----------------------------------
                                                                      For the      For the          For the Period      For the
                                                                    Year Ended    Year Ended       Dec. 8, 2000 to     Year Ended
                                                                   December 31,  December 31,        December 31,      December 31,
                                                                       2000          1999                2000              1999
                                                                 -----------------------------   ----------------------------------
STANDARD UNITS
Accumulation units at beginning of period.......................     136,423            --                 --                 --
Accumulation units for purchase payments received...............     138,566       161,380             32,863                 --
Decrease for surrendered contracts..............................      (6,876)       (1,372)              (662)                --
Increase (decrease) for transfers - interdivision and from (to)
  VALIC general account, net....................................     162,896       (23,585)         3,508,910                 --
                                                                 -------------------------       -------------------------------
Accumulation units at end of period.............................     431,009       136,423          3,541,111                 --
                                                                 -------------------------       -------------------------------

ENHANCED UNITS -20BP
Accumulation units at beginning of period.......................       2,397          --                   --                 --
Accumulation units for purchase payments received...............      19,120         1,926              2,154                 --
Decrease for surrendered contracts..............................          --          --                   --                 --
Increase (decrease) for transfers - interdivision and from (to)
  VALIC general account, net....................................      22,874           471            136,180                 --
                                                                 -------------------------       -------------------------------
Accumulation units at end of period.............................      44,391         2,397            138,334                 --
                                                                 -------------------------       -------------------------------

ENHANCED UNITS -40BP
Accumulation units at beginning of period.......................         410          --                   --                 --
Accumulation units for purchase payments received...............          --          --                  534                 --
Decrease for surrendered contracts..............................          --          --                   --                 --
Increase (decrease) for transfers - interdivision and from (to)
  VALIC general account, net....................................        (410)          410              1,644                 --
                                                                 -------------------------       -------------------------------
Accumulation units at end of period.............................          --           410              2,178                 --
                                                                 -------------------------       -------------------------------
TOTAL ACCUMULATION UNITS AT END OF PERIOD.......................     475,400       139,230          3,681,623                 --
                                                                 =========================       ===============================

================================================================================
                         NOTES TO FINANCIAL STATEMENTS                        71
================================================================================

                INVESCO                     Small Company Growth Fund -             MAS                          Evergreen
 Blue Chip Growth Fund - Investor Class             Common Class            Mid Cap Growth Portfolio    Special Equity Fund, Class A
             Division 62                             Division 63                  Division 64                    Division 65
---------------------------------------  ------------------------------ ----------------------------- ------------------------------
 For the Period      For the              For the Period     For the     For the Period    For the     For the Period      For the
 Dec. 8, 2000 to    Year Ended            Dec. 8, 2000 to  Year Ended   Dec. 8. 2000 to   Year Ended   Dec. 8, 2000 to   Year Ended
  December 31,     December 31,            December 31,    December 31,   December 31,   December 31,    December 31,   December 31,
      2000            1999                     2000           1999           2000            1999          2000             1999
---------------------------------------  ------------------------------ ----------------------------- ------------------------------
        --                   --                    --              --              --            --             --               -
     9,468                   --                17,924              --           4,043            --          4,990               -
       (72)                  --                   (62)             --            (379)           --            (28)              -

 1,078,766                   --               464,868              --         644,194            --        138,849               -
---------------------------------------  ------------------------------ ----------------------------- ------------------------------
 1,088,162                   --               482,730              --         647,858            --        143,811               -
---------------------------------------  ------------------------------ ----------------------------- ------------------------------


        --                   --                    --              --              --            --             --               -
       260                   --                 1,613              --              98            --             --               -
        --                   --                    --              --              --            --             --               -

    21,336                   --                 7,004              --           2,580            --             --               -
---------------------------------------  ------------------------------ ----------------------------- ------------------------------
    21,596                   --                 8,617              --           2,678            --             --               -
---------------------------------------  ------------------------------ ----------------------------- ------------------------------


        --                   --                    --              --              --            --             --               -
       419                   --                    --              --              24            --            268               -
        --                   --                    --              --              --            --             --               -

     1,934                   --                    --              --              --            --             --               -
---------------------------------------  ------------------------------ ----------------------------- ------------------------------
     2,353                   --                    --              --              24            --            268               -
---------------------------------------  ------------------------------ ----------------------------- ------------------------------

 1,112,111                   --               491,347              --         650,560            --        144,079               -
=======================================  ============================== ============================= ==============================

================================================================================
 72                        NOTES TO FINANCIAL STATEMENTS
================================================================================


Note G - Net Increase (Decrease) in Accumulation Units (continued)

                                                                               Sit                             Sit
                                                                       Small Cap Growth Fund            Mid Cap Growth Fund
                                                                             Division 66                    Division 67
                                                                   -----------------------------  -------------------------------
                                                                     For the Period   For the      For the Period       For the
                                                                    Dec. 8, 2000 to  Year Ended   Dec. 8, 2000 to     Year Ended
                                                                     December 31,   December 31,    December 31,     December 31,
                                                                         2000          1999             2000             1999
                                                                   -----------------------------  -------------------------------
STANDARD UNITS
Accumulation units at beginning of period .....................              --         --                 --              --
Accumulation units for purchase payments received .............           5,602         --              6,461              --
Decrease for surrendered contracts ............................             (29)        --                (39)             --
Increase (decrease) for transfers - interdivision and from (to)
   VALIC general account, net .................................         517,933         --            269,501              --
                                                                   -----------------------------  -------------------------------
Accumulation units at end of period ...........................         523,506         --            275,923              --
                                                                   -----------------------------  -------------------------------

ENHANCED UNITS -20BP
Accumulation units at beginning of period .....................              --         --                 --              --
Accumulation units for purchase payments received .............             276         --                 --              --
Decrease for surrendered contracts ............................              --         --                 --              --
Increase (decrease) for transfers - interdivision and from (to)
   VALIC general account, net .................................           3,047         --                346              --
                                                                   -----------------------------  -------------------------------
Accumulation units at end of period ...........................           3,323         --                346              --
                                                                   -----------------------------  -------------------------------

ENHANCED UNITS -40BP
Accumulation units at beginning of period .....................              --         --                 --              --
Accumulation units for purchase payments received .............              --         --                 --              --
Decrease for surrendered contracts ............................              --         --                 --              --
Increase (decrease) for transfers - interdivision and from (to)
   VALIC general account, net .................................             425         --                 --              --
                                                                   -----------------------------  -------------------------------
Accumulation units at end of period ...........................             425         --                 --              --
                                                                   -----------------------------  -------------------------------

TOTAL ACCUMULATION UNITS AT END OF PERIOD .....................         527,254         --            276,269              --
                                                                   =============================  ===============================

================================================================================
                        NOTES TO FINANCIAL STATEMENTS                        73
================================================================================

                Ariel                  Ariel Appreciation                      Lou Holland                        Dreyfus
                Fund                            Fund                           Growth Fund                   Basic GNMA Fund
             Division 68                    Division 69                         Division 70                     Division 71
-------------------------------   ------------------------------    ------------------------------  -------------------------------
For the Period       For the      For the Period      For the       For the Period       For the    For the Period        For the
Dec. 8, 2000 to     Year Ended    Dec. 8, 2000 to    Year Ended     Dec. 8, 2000 to    Year Ended   Dec. 8, 2000 to     Year Ended
 December 31,      December 31,    December 31,     December 31,     December 31,     December 31,    December 31,     December 31,
     2000              1999            2000             1999             2000             1999            2000            1999
-------------------------------   ------------------------------    ------------------------------  -------------------------------
            --             --                  --            --                  --            --                --             --
        (9,521)            --             (11,021)           --               2,685            --               580             --
           (12)            --                (466)           --                 (16)           --               (24)            --

       168,770             --             208,428            --             154,210            --           733,475             --
-------------------------------   ------------------------------    ------------------------------  -------------------------------
       159,237             --             196,941            --             156,879            --           734,031             --
-------------------------------   ------------------------------    ------------------------------  -------------------------------


            --             --                  --            --                  --            --                --             --
            --             --                  --            --                  24            --                --             --
            --             --                  --            --                  --            --                --             --

           364             --                  32            --                  --            --           122,043             --
-------------------------------   ------------------------------    ------------------------------  -------------------------------
           364             --                  32            --                  24            --           122,043             --
-------------------------------   ------------------------------    ------------------------------  -------------------------------


            --             --                  --            --                  --            --                --             --
            --             --                  --            --                  --            --                --             --
            --             --                  --            --                  --            --                --             --

           128             --                 119            --                 304            --                --             --
-------------------------------   ------------------------------    ------------------------------  -------------------------------
           128             --                 119            --                 304            --                --             --
-------------------------------   ------------------------------    ------------------------------  -------------------------------

       159,729             --             197,092            --             157,207            --           856,074             --
===============================   ==============================    ==============================  ===============================

================================================================================
74                         NOTES TO FINANCIAL STATEMENTS
================================================================================


Note G - Net Increase (Decrease) in Accumulation Units (continued)

                                                                                  NAF VPS I                     NAF VPS I
                                                                                T. Rowe Price                 T. Rowe Price
                                                                           Blue Chip Growth Fund          Health Sciences Fund
                                                                                 Division 72                   Division 73
                                                                   -------------------------------   ------------------------------
                                                                   For the Period        For the      For the Period      For the
                                                                   Dec. 8, 2000 to     Year Ended    Dec. 8, 2000 to    Year Ended
                                                                    December 31,      December 31,     December 31,    December 31,
                                                                        2000              1999              2000            1999
                                                                   -------------------------------   ------------------------------
STANDARD UNITS
Accumulation units at beginning of period.......................               --             --               --              --
Accumulation units for purchase payments received...............            7,874             --           34,683              --
Decrease for surrendered contracts..............................              (68)                         (1,273)             --
Increase (decrease) for transfers - interdivision and from (to)
   VALIC general account, net...................................        1,329,161             --        3,365,480              --
                                                                   -------------------------------   ------------------------------
Accumulation units at end of period.............................        1,336,967             --        3,398,890              --
                                                                   -------------------------------   ------------------------------


ENHANCED UNITS -20BP
Accumulation units at beginning of period.......................               --             --               --              --
Accumulation units for purchase payments received...............              134             --            1,315              --
Decrease for surrendered contracts..............................               --             --               --              --
Increase (decrease) for transfers - interdivision and from (to)
   VALIC general account, net...................................            2,440             --           58,826              --
                                                                   -------------------------------   ------------------------------
Accumulation units at end of period.............................            2,574             --           60,141              --
                                                                   -------------------------------   ------------------------------

ENHANCED UNITS -40BP
Accumulation units at beginning of period.......................               --             --               --              --
Accumulation units for purchase payments received...............               89             --              640              --
Decrease for surrendered contracts..............................               --             --               --              --
Increase (decrease) for transfers - interdivision and from (to)
   VALIC general account, net...................................           19,404             --           36,198              --
                                                                   -------------------------------   ------------------------------
Accumulation units at end of period.............................           19,493             --           36,838              --
                                                                   -------------------------------   ------------------------------

TOTAL ACCUMULATION UNITS AT END OF PERIOD.......................        1,359,034             --        3,495,869              --
                                                                   ===============================   ==============================

                                   [LOGO]
                                   AMERICAN GENERAL
                                   FINANCIAL GROUP

                                   The Variable Annuity Life
                                   Insurance Company is a
                                   member of American General
                                   Financial Group. American
                                   General Financial Group is
                                   the marketing name for
                                   American General Corporation
                                   and its subsidiaries.




                              PRINTED MATTER

                     PRINTED IN U.S.A. VA 1019-1 REV 5/01


      -C-The Variable Annuity Life Insurance Company, Houston, Texas

                                                   Recycled Paper [LOGO]

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                 UNITS OF INTEREST UNDER GROUP UNIT PURCHASE AND
                        GROUP VARIABLE ANNUITY CONTRACTS
                        (GUP AND GTS-VA CONTRACT SERIES)
                               SEPARATE ACCOUNT A

                            PART C. OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

     (a)  Financial Statements Filed with Part A:

               Selected Purchase Unit Data for each Fund

       Filed with Part B:

       (i) Audited Financial Statements The Variable Annuity Life Insurance Company

              Report of Independent Auditors

              Consolidated Balance Sheets Consolidated Statements of Income

              Consolidated Statements of Changes in Stockholder Equity

              Consolidated Statements of Cash Flows

              Notes to Consolidated Financial Statements

       (ii)   Audited Financial Statements

         The Variable Annuity Life Insurance Company Separate Account A -

              Statement of Net Assets

              Statement of Operations

              Statements of Changes in Net Assets

              Notes to Financial Statements

              Report of Independent Accountants

       All other schedules for which provision is made in the applicable accounting regulation of the Securities and Exchange Commission are not required under the related instructions, are inapplicable, or the related information is included in the financial statements and therefore such schedules have been omitted.

       (b)    Exhibits

1. Resolutions adopted by The Variable Annuity Life Insurance Company Board of Directors at its Annual Meeting of April 18, 1979 establishing The Variable Annuity Life Insurance Company Separate Account A.(1)

2.     Not Applicable.

3. Underwriting Agreement between The Variable Annuity Life Insurance Company, The Variable Annuity Life Insurance Company Separate Account A and The Variable Annuity Marketing Company.(1)

4(a).  Form of Group Annuity Contract (Form GTS-VA-1).(1)

4(b).  Form of Group Annuity Contract (Form GUP-64).(1)

4(c).  Form of Group Annuity Contract (Form GUP-74).(1)

5(a). Form of Application for Annuity Contract Forms IFA-582, GFA-582, GUP 64/74 and GTSVA.(1)

5(b). Form of Group Master Application for Group Unit Purchase Annuity (GUP 64/74).(1)

5(c).  Form of Endorsement to Nonqualified Deferred Compensation Plan.(3)

6(a). Copy of Amended and Restated Articles of Incorporation of The Variable Annuity Life Insurance Company effective as of April 28, 1989.(1)

6(b). Copy of Amendment Number One to Amended and Restated Articles of Incorporation of The Variable Annuity Life Insurance Company as amended through April 28, 1989, effective March 28, 1990.(1)

6(c). Copy of Amended and Restated Bylaws of The Variable Annuity Life Insurance Company as amended through March 4, 1992.(1)

7.     Not Applicable.

8.     Not Applicable.

9. Opinion and consent of counsel as to the legality of securities issued. (1)

10.    Consent of Independent Auditors.

11.    Not Applicable.

12.    Not Applicable.

13. Calculation of standard and nonstandard performance information, incorporated herein by reference to Post-Effective Amendment No. 51.(2)

14.    Not Applicable.

15. Supplemental Information Form which discloses Section 403(b)(11) withdrawal restrictions as set forth in a no-action letter issued by the SEC on November 28, 1988. Such form requires the signed acknowledgement of participants who purchase Section 403(b) annuities with regard to these withdrawal restrictions.(1)

--------------

(1) Incorporated by referenced to Post-Effective Amendment No. 52 to Form N-4 Registration Statement/File No. 2-32783/811-3240) of The Variable Annuity Life Insurance Company Separate Account A filed on April 27, 1998.

(2) Incorporated by reference to Post-Effective Amendment No. 51 to Form N-4 Registration Statement (File No. 2-32783/811-3240) of The Variable Annuity Life Insurance Company Separate Account A filed on April 18, 1997.

(3) Incorporated by reference to Post-Effective Amendment No. 54 to Form N-4 Registration Statement (File No. 2-32783/811-3240) of The Variable Annuity Life Insurance Company Separate Account A filed on April 28, 2000.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The directors and principal officers of the Company as of February 20, 2001 are set forth below. The business address of each officer and director is 2929 Allen Parkway, Houston, Texas 77019.

NAMES AND PRINCIPAL           POSITIONS AND OFFICES
BUSINESS ADDRESS              HELD WITH DEPOSITOR
----------------              -------------------

    OFFICER                         TITLE
    -------                         -----

John A. Graf                  Chief Executive Officer
Robert P. Condon              President
Kent E. Barrett               Executive Vice President & Chief Financial Officer
Alice T. Kane                 President - AG Fund Group
Kathleen Adamson              Executive Vice President - Operations
                              Administration
Michael J. Akers              Senior Vice President & Chief Actuary
Richard L. Bailey             Senior Vice President - Planning and Expense
                              Management
Michael A. Betts              Senior Vice President - Systems
Rebecca G. Campbell           Senior Vice President - Human Resources
Mary L. Cavanaugh             Executive Vice President, General Counsel &
                              Secretary
Jennifer D. Cobbs             Senior Vice President - Field Sales Development
Kenneth E. Coffey             Senior Vice President - National Marketing
                              Director
David H. den Boer             Senior Vice President & Chief Compliance Officer
Terry Eleftheriou             Senior Vice President - Finance
Sharla A. Jackson             Senior Vice President - Customer Service Amarillo
Stephen G. Kellison           Senior Vice President - Product Management
Richard Lindsay               Senior Vice President - Marketing
Rosalia Nolan                 Senior Vice President - Institutional Services

Thomas G. Norwood             Senior Vice President - Broker/Dealer Operations
Larry Robinson                Senior Vice President - Product Development
Robert E. Steele              Senior Vice President - Specialty Products
Jane E. Bates                 Vice President - Broker/Dealer Compliance
Rosemary Beauvais             Vice President - Corporate Technology Services
Mary C. Birmingham            Vice President, Group Plan Services and Annuity
                              Compensation
James D. Bonsall              Vice President, Financial Systems
Gregory Stephen Broer         Vice President - Actuarial
Richard A. Combs              Vice President - Actuarial
Neil J. Davidson              Vice President - Actuarial
Jill A. Etta                  Vice President - Variable Annuity Sales
Terry B. Festervand           Vice President & Treasurer
Daniel Fritz                  Vice President - Actuarial
Michael D. Gifford            Vice President - Case Development
Joseph G. Girgenti            Vice President - Sales Support
Albert J. Gutierrez           Vice President & Investment Officer
Joan M. Keller                Vice President, Client Service Processing
Calvin King                   Vice President - North Houston CCC
Traci P. Langford             Vice President - Account Management
Jerry L. Livers               Vice President - PPGA Sales
Edward P. Millay              Vice President & Controller
Cindy Moore                   Vice President - Budget & Expense Management
Deanna Osmonson               Vice President - Insurance Sales Practices,
                              Compliance
Rembert R. Owen, Jr.          Vice President & Assistant Secretary
Steven D. Rubinstein          Vice President - Financial Planning & Reporting
Keith Schlosser               Vice President - Sales Executive Administration
Richard W. Scott              Vice President & Chief Investment Officer
Gary N. See                   Vice President - Group Actuarial
Nancy K. Shumbera             Vice President - Business Solution Development
Brenda Simmons                Vice President - Client Contribution Services
David Snyder                  Vice President - Electronic Commerce
Paula K. Flatt Snyder         Vice President - AGRS Marketing Communications
James P. Steele               Vice President - Specialty Products
Kenneth R. Story              Vice President - Information Technology
Brian R. Toldan               Vice President - General Auditor
Julia S. Tucker               Vice President - Investment Officer
Krien Verberkmoes             Vice President - Sales Compliance
William A. Wilson             Vice President - Government Affairs
Roger E. Hahn                 Investment Officer
C. Scott Inglis               Investment Officer
Gordon S. Massie              Investment Officer
Craig R. Mitchell             Investment Officer
W. Larry Mask                 Real Estate Investment Officer & Assistant
                              Secretary
D. Lynne Walters              Tax Officer

Pauletta P. Cohn              Assistant Secretary
Kurt Bernlohr                 Assistant Secretary
Lauren W. Jones               Assistant Secretary
Christine W. McGinnis         Assistant Secretary
Connie E. Pritchett           Assistant Secretary
Daniel R. Cricks              Assistant Tax Officer
Eric Alexander                Assistant Treasurer
Paul Hoepfl                   Assistant Treasurer
Kristy L. McWilliams          Assistant Treasurer
William H. Murray             Assistant Treasurer
Tara S. Rock                  Assistant Treasurer
Carolyn Roller                Assistant Treasurer
Marilyn S. Zlotnick           Assistant Controller
Leslie K. Bates               Administrative Officer
Donald L. Davis               Administrative Officer
Robert A. Demchak             Administrative Officer
Ted D. Hennis                 Administrative Officer
William L. Hinkle             Administrative Officer
William R. Keller, Jr.        Administrative Officer
Fred M. Lowery                Administrative Officer
James F. McCulloch            Administrative Officer
Michael M. Mead               Administrative Officer
Kathryn T. Smith              Administrative Officer

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

              SUBSIDIARIES OF AMERICAN GENERAL CORPORATION (1,2,3,4,5)

The following is a list of American General Corporation's subsidiaries as of February 28, 2001. All subsidiaries listed are corporations, unless otherwise indicated. Subsidiaries of subsidiaries are indicated by indentations and unless otherwise indicated, all subsidiaries are wholly owned. Inactive subsidiaries are denoted by an asterisk (*).


                                                                                                 Jurisdiction of
                                      Name                                                       Incorporation
---------------------------------------------------------------------------------                ---------------
AGC Life Insurance Company......................................................                 Missouri
American General Property Insurance Company(16).................................                 Tennessee
      American General Property Insurance Company of Florida....................                 Florida
   American General Life and Accident Insurance Company(6)......................                 Tennessee
   American General Life Insurance Company(7)...................................                 Texas
      American General Annuity Service Corporation .............................                 Texas
      American General Life Companies ..........................................                 Delaware
       American General Life Insurance Company of New York .....................                 New York
         The Winchester Agency Ltd. ............................................                 New York
      The Variable Annuity Life Insurance Company ..............................                 Texas
         Parkway 1999 Trust(17).................................................                 Maryland
         PESCO Plus, Inc(14)....................................................                 Delaware
         American General Gateway Services, L.L.C.(15)..........................                 Delaware

         The Variable Annuity Marketing Company ................................                 Texas
         American General Financial Advisors, Inc...............................                 Texas
         American General Retirement Services Company ..........................                 Texas
         VALIC Trust Company ...................................................                 Texas
         American General Assignment Corporation of New York ...................                 New York
   The Franklin Life Insurance Company .........................................                 Illinois
      The American Franklin Life Insurance Company .............................                 Illinois
      Franklin Financial Services Corporation ..................................                 Delaware
   HBC Development Corporation .................................................                 Virginia
   Templeton American General Life of Bermuda, Ltd(13)..........................                 Bermuda
   Western National Corporation.................................................                 Delaware
      WNL Holding Corp..........................................................                 Delaware
         American General Annuity Insurance Company.............................                 Texas
         American General Assignment Corporation................................                 Texas
         American General Distributors, Inc. ...................................                 Delaware
         A.G. Investment Advisory Services, Inc. ...............................                 Delaware
         American General Financial Institution Group, Inc......................                 Delaware
         WNL Insurance Services, Inc............................................                 Delaware
American General Asset Management Corp. ........................................                 Delaware
American General International, Inc. ...........................................                 Delaware
American General Enterprise Services, Inc. .....................................                 Delaware
American General Corporation* ..................................................                 Delaware
American General Delaware Management Corporation(1).............................                 Delaware
American General Finance, Inc. .................................................                 Indiana
   HSA Residential Mortgage Services of Texas, Inc..............................                 Delaware
   AGF Investment Corp. ........................................................                 Indiana
   American General Auto Finance, Inc.  ........................................                 Delaware
   American General Finance Corporation(8)......................................                 Indiana
      American General Finance Group, Inc. .....................................                 Delaware
         American General Financial Services, Inc.(9)...........................                 Delaware
             The National Life and Accident Insurance Company ..................                 Texas
      Merit Life Insurance Co. .................................................                 Indiana
      Yosemite Insurance Company ...............................................                 Indiana
   American General Finance, Inc................................................                 Alabama
   A.G. Financial Service Center, Inc. .........................................                 Utah
   American General Bank, FSB ..................................................                 Utah
   American General Financial Center, Inc.* ....................................                 Indiana
   American General Financial Center, Incorporated* ............................                 Indiana
   American General Financial Center Thrift Company* ...........................                 California
   Thrift, Incorporated* .......................................................                 Indiana
American General Funds Distributors, Inc. ......................................                 Delaware
American General Investment Advisory Services, Inc.*  ..........................                 Texas
American General Investment Holding Corporation(10).............................                 Delaware
   American General Investment Management, L.P.(10).............................                 Delaware
American General Investment Management Corporation(10)..........................                 Delaware
American General Realty Investment Corporation .................................                 Texas
   AGLL Corporation(11).........................................................                 Delaware
   American General Land Holding Company .......................................                 Delaware

      AG Land Associates, LLC(11)...............................................                 California
   GDI Holding, Inc.*(12).......................................................                 California
   Pebble Creek Service Corporation ............................................                 Florida
   SR/HP/CM Corporation ........................................................                 Texas
Green Hills Corporation ........................................................                 Delaware
Knickerbocker Corporation ......................................................                 Texas
   2929 Allen Parkway Venture, L.P.(19).........................................                 Texas
      American General International Investment, Inc. ..........................                 Delaware
   American Athletic Club, Inc. ................................................                 Texas
Pavilions Corporation...........................................................                 Delaware
USLIFE Corporation..............................................................                 Delaware
   All American Life Insurance Company..........................................                 Illinois
   American General Assurance Company...........................................                 Illinois
      American General Indemnity Company........................................                 Nebraska
      USLIFE Credit Life Insurance Company of Arizona...........................                 Arizona
   American General Life Insurance Company of Pennsylvania......................                 Pennsylvania
   I.C. Cal* ...................................................................                 California
   North Central Administrators, Inc............................................                 Minnesota
   North Central Life Insurance Company.........................................                 Minnesota
      North Central Caribbean Life, Ltd.........................................                 Nevis
   The Old Line Life Insurance Company of America...............................                 Wisconsin
   The United States Life Insurance Company in the City of New York.............                 New York
   American General Bancassurance Services, Inc.................................                 Illinois
      USMRP, Ltd................................................................                 Turks &
                                                                                                 Caicos
         The Huntington National Life Insurance Company(18).....................                 Arizona
   USLIFE Realty Corporation....................................................                 Texas
         USLIFE Real Estate Services Corporation................................                 Texas
   USLIFE Systems Corporation...................................................                 Delaware

American General Finance Foundation, Inc. is not included on this list. It is a non-profit corporation.

                                      NOTES

(1) American General Capital, L.L.C., a limited liability company was formed in the State of Delaware on March 28, 1995. The limited liability interests are jointly owned by AGC and AGDMC and the business and affairs are managed by AGDMC.

(2) On November 26, 1996, American General Institutional Capital A ("AG Cap Trust A"), a Delaware business trust, was created. On March 10, 1997, American General Institutional Capital B ("AG Cap Trust B"), also a Delaware business trust, was created. Both AG Cap Trust A's and AG Cap Trust B's business and affairs are conducted through their trustees:
       Bankers Trust Company and Bankers Trust (Delaware). Capital securities of each are held by non-affiliated third party investors and common securities of AG Cap Trust A and AG Cap Trust B are held by AGC.

(3) On November 14, 1997, American General Capital I, American General Capital II, American General Capital III, and American General Capital IV (collectively, the "Trusts"), all Delaware business trusts, were created. Each of the Trusts' business and affairs are conducted through its trustees: Bankers Trust (Delaware) and James L. Gleaves (not in his individual capacity, but solely as Trustee).

(4) On July 10, 1997, the following insurance subsidiaries of AGC became the direct owners of the indicated percentages of membership units of SBIL B, L.L.C. ("SBIL B"), a U.S. limited liability company: VALIC (22.6%), FL (8.1%), AGLA (4.8%) and AGL (4.8%). Through their aggregate 40.3% interest in SBIL B, VALIC, FL, AGLA and AGL indirectly own approximately 28% of the securities of SBI, an English company, and 14% of the securities of ESBL, an English company, SBP, an English company, and SBFL, a Cayman Islands company. These interests are held for investment purposes only.

(5) Effective December 5, 1997, AGC and Grupo Nacional Provincial, S.A. ("GNP") completed the purchase by AGC of a 40% interest in Grupo Nacional Provincial Pensions S.A. de C.V., a new holding company formed by GNP, one of Mexico's largest financial services companies.

(6) AGLA owns approximately 12% of Whirlpool Financial Corp. ("Whirlpool") preferred stock. AGLA's holdings in Whirlpool represents approximately 3% of the voting power of the capital stock of Whirlpool. The interests in Whirlpool (which is a corporation that is not associated with AGC) are held for investment purposes only.

(7) AGL owns 100% of the common stock of American General Securities Incorporated ("AGSI"), a full-service NASD broker-dealer. AGSI, in turn, owns 100% of the stock of the following insurance agencies:

        American General Insurance Agency, Inc. (Missouri)
        American General Insurance Agency of Hawaii, Inc. (Hawaii)
        American General Insurance Agency of Massachusetts, Inc. (Massachusetts)

       In addition, the following agencies are indirectly related to AGSI, but not owned or controlled by AGSI:

        American General Insurance Agency of Ohio, Inc. (Ohio)
        American General Insurance Agency of Texas, Inc. (Texas)
        American General Insurance Agency of Oklahoma, Inc. (Oklahoma) Insurance Masters Agency, Inc. (Texas)

       The foregoing indirectly related agencies are not affiliates or subsidiaries of AGL under applicable holding company laws, but they are part of the AGC group of companies under other laws.

(8) American General Finance Corporation is the parent of an additional 42 wholly-owned subsidiaries incorporated in 25 states for the purpose of conducting its consumer finance operations, in addition to those noted in footnote 9 below.

(9) American General Financial Services, Inc., is the direct or indirect parent of an additional 8 wholly-owned subsidiaries incorporated in 5 states and Puerto Rico for the purpose of conducting its consumer finance operations.

(10) American General Investment Management, L.P., a Delaware limited partnership, is jointly owned by AGIHC and AGIMC. AGIHC holds a 99% limited partnership interest, and AGIMC owns a 1% general partnership interest.

(11) AG Land Associates, LLC is jointly owned by AGLH and AGLL. AGLH holds a 98.75% managing interest and AGLL owns a 1.25% managing interest.

(12)   AGRI owns a 75% interest in GDI Holding, Inc.

(13) AGCL owns 50% of the common stock of TAG Life. Templeton International, Inc., a Delaware corporation, owns the remaining 50% of TAG Life. Templeton International, Inc. is not affiliated with AGC.

(14) VALIC holds 90% of the outstanding common shares of PESCO Plus, Inc. The Florida Education Association/United, a Florida teachers union and unaffiliated third party, holds the remaining 10% of the outstanding common shares.

(15) VALIC holds 90% of the outstanding common shares of American General Gateway Services, L.L.C. Gateway Investment Services, Inc., a California corporation and an unaffiliated third party, holds the remaining 10% of the outstanding common shares.

(16) AGPIC is jointly owned by AGCL and AGLA. AGCL owns 51.85% and AGLA owns 48.15% of the issued and outstanding shares of AGPIC.

(17) Parkway 1999 Trust was formed as a Maryland business trust to function as an investment subsidiary. VALIC owns 100% of its common equity.

(18) On November 17, 2000, USMRP acquired 29,000 shares of The Huntington National Life Insurance Company's preferred stock for investment purposes only. The Arizona Department of Insurance approved USMRP's disclaimer of control on November 13, 2000.

(19) 2929 Allen Parkway Venture, L.P., a limited partnership was formed in the State of Texas on February 15, 2001. American General Life Insurance Company and American General Life and Accident Insurance Company hold a 68.18% and 22.73% limited partnership interest, respectively, and Knickerbocker Corporation owns a 9.09% general partnership interest.

COMPANY ABBREVIATIONS AS USED IN ITEM 26:

                        COMPANY ABBREVIATIONS AS USED IN
                        REGISTRATION STATEMENT AMENDMENT

                                                                                                    State/Jur.
    Abb.                                          Company                                          of Domicile
-------------   ------------------------------------------------------------------------           ------------
AAL             All American Life Insurance Company.....................................               IL
AAth            American Athletic Club, Inc. ...........................................               TX
AFLI            The American Franklin Life Insurance Company ...........................               IL
AGAIC           American General Annuity Insurance Company .............................               TX
AGAMC           American General Asset Management Corp. ................................               DE
ASGN-NY         American General Assignment Corporation of New York ....................               NY
AGAC            American General Assurance Company......................................               IL
AGAS            American General Annuity Service Corporation ...........................               TX
AGBS            American General Distributors, Inc. ....................................               DE
AGB             American General Bank, FSB .............................................               UT
AGC             American General Corporation ...........................................               TX
AGCL            AGC Life Insurance Company .............................................               MO
AGDMC           American General Delaware Management Corporation .......................               DE
AGES            American General Enterprise Services, Inc. .............................               DE
AGF             American General Finance, Inc. .........................................               IN
AGFC            American General Finance Corporation ...................................               IN
AGFCI           American General Financial Center, Incorporated ........................               IN
AGFCT           American General Financial Center Thrift Company .......................               CA
AGFG            American General Finance Group, Inc. ...................................               DE
AGFDI           American General Funds Distributors, Inc. ..............................               DE
AGF Inv         AGF Investment Corp. ...................................................               IN
AGFn            A.G. Financial Service Center, Inc. ....................................               UT
AGFnC           American General Financial Center, Inc. ................................               IN
AGFS            American General Financial Services, Inc. ..............................               DE
AGFA            American General Financial Advisors, Inc................................               TX
AGFIG           American General Financial Institutions Group, Inc.  ...................               DE
AGGS            American General Gateway Services, L.L.C................................               DE
AGIA            American General Insurance Agency, Inc. ................................               MO
AGIAH           American General Insurance Agency of Hawaii, Inc. ......................               HI
AGIAM           American General Insurance Agency of
                    Massachusetts, Inc. ................................................               MA
AGIAO           American General Insurance Agency of Ohio, Inc. ........................               OH
AGIAOK          American General Insurance Agency of Oklahoma, Inc. ....................               OK
AGIAS           A.G. Investment Advisory Services, Inc..................................               DE
AGIAT           American General Insurance Agency of Texas, Inc. .......................               TX
AGII            American General International, Inc. ...................................               DE
AGIII           American General International Investment, Inc. ........................               DE
AGIHC           American General Investment Holding Corporation ........................               DE
AGIM            American General Investment Management, L.P. ...........................               DE
AGIMC           American General Investment Management Corporation .....................               DE
AGIND           American General Indemnity Company......................................               NE
AGL             American General Life Insurance Company ................................               TX
AGLC            American General Life Companies.........................................               DE
AGLA            American General Life and Accident Insurance Company....................               TN
AGLH            American General Land Holding Company ..................................               DE
AGLL            AGLL Corporation........................................................               DE
AGNY            American General Life Insurance Company of New York ....................               NY
AGPA            American General Life Insurance Company of Pennsylvania.................               PA
AGPIC           American General Property Insurance Company ............................               TN

AGRI            American General Realty Investment Corporation .........................               TX
AGRSC           American General Retirement Services Company............................               TX
AGSI            American General Securities Incorporated ...............................               TX
AGX             American General Exchange, Inc. ........................................               TN
ASGN            American General Assignment Corporation.................................               TX
FFSC            Franklin Financial Services Corporation ................................               DE
FL              The Franklin Life Insurance Company ....................................               IL
GHC             Green Hills Corporation ................................................               DE
HBDC            HBC Development Corporation.............................................               VA
KC              Knickerbocker Corporation ..............................................               TX
ML              Merit Life Insurance Co. ...............................................               IN
NLA             The National Life and Accident Insurance Company .......................               TX
NCA             North Central Administrators, Inc. .....................................               MN
NCL             North Central Life Insurance Company....................................               MN
NCCL            North Central Caribbean Life, Ltd.......................................               T&C
OLL             The Old Line Life Insurance Company of America..........................               WI
PKWY            Parkway 1999 Trust......................................................               MD
PAV             Pavilions Corporation...................................................               DE
PCSC            Pebble Creek Service Corporation .......................................               FL
PIFLA           American General Property Insurance Company of Florida..................               FL
PPI             PESCO Plus, Inc.........................................................               DE
RMST            HSA Residential Mortgage Services of Texas, Inc.........................               DE
SRHP            SR/HP/CM Corporation ...................................................               TX
TAG Life        Templeton American General Life of Bermuda, Ltd. . . . . . . ...........               BA
TI              Thrift, Incorporated ...................................................               IN
UAS             American General Bancassurance Services, Inc............................               IL
UC              USLIFE Corporation......................................................               DE
UCLA            USLIFE Credit Life Insurance Company of Arizona ........................               AZ
URC             USLIFE Realty Corporation...............................................               TX
URSC            USLIFE Real Estate Service Corporation..................................               TX
USC             USLIFE Systems Corporation..............................................               DE
USL             The United States Life Insurance Company in the City of
                New York................................................................               NY
USMRP           USMRP, Ltd..............................................................               T&C
HNLIC           The Huntington National Life Insurance Company..........................               AZ
VALIC           The Variable Annuity Life Insurance Company ............................               TX
VAMCO           The Variable Annuity Marketing Company .................................               TX
VTC             VALIC Trust Company.....................................................               TX
WA              The Winchester Agency Ltd. .............................................               NY
WIS             WNL Insurance Services, Inc.............................................               DE
WNC             Western National Corporation ...........................................               DE
WNLH            WNL Holding Corp........................................................               DE
YIC             Yosemite Insurance Company .............................................               IN

ITEM 27. NUMBER OF CONTRACT OWNERS

As of March 31, 2001, a date within 90 days prior to the date of filing, VALIC Separate Account A, the Registrant, offered the following Contracts in connection with this Registration Statement: 142 Non-Qualified contracts; and 204,147 Qualified Contracts.

ITEM 28. INDEMNIFICATION

Set forth below is a summary of the general effect of applicable provisions of the Depositor's Bylaws regarding indemnification of, and advancement of legal expenses to, the Depositor's officers, directors and employees (collectively, "Indemnitees"). The Depositor shall indemnify any Indemnitee who was or is a named defendant or respondent or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative, or investigative (including any action by or in the right of the Depositor), or any appeal of such action, suit or proceeding and any inquiry or investigation that could lead to such an action, suit or proceeding, by reason of the fact that the Indemnitee is or was a director, or officer or employee of the Depositor, or is or was serving at the request of the Depositor as a director, officer, partner, venturer, proprietor, trustee, employee, or similar functionary of another foreign or domestic corporation or nonprofit corporation, partnership, joint venture, sole proprietorship, trust, employee benefit plan or other enterprise, against judgments, penalties (including excise and similar taxes), fines, amounts paid in settlement, and reasonable expenses (including court costs and attorneys' fees) actually incurred by him in connection with such action, suit or proceeding, if Indemnitee acted in good faith and in a manner he reasonably believed, (i) in the case of conduct in his official capacity as a director of the Depositor, to be in the best interests of the Depositor and (ii) in all other cases, to be not opposed to the best interests of the Depositor; and, with respect to any criminal action or proceeding, if Indemnitee had no reasonable cause to believe his conduct was unlawful; provided, however that in the case of any threatened, pending or completed action, suit or proceeding by or in the right of the Depositor, the indemnity shall be limited to reasonable expenses (including court costs and attorneys' fees) actually incurred in connection with such action, suit or proceeding; and no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable to the Depositor or liable on the basis that personal benefit was improperly received by him, whether or not the benefit resulted from an action taken in the person's official capacity as a director or officer. The termination of any action, suit or proceeding by judgment, order, settlement, or conviction, or on a plea of nolo contendere or its equivalent shall not, of itself, create a presumption that the Indemnitee did not act in good faith and in a manner which Indemnitee reasonably believed to be in the best interests of the Depositor; and, with respect to any criminal action or proceeding, shall not create a presumption that the person had reasonable cause to believe that his conduct was unlawful.

Where an Indemnitee of the Depositor or other person entitled to indemnity hereunder has been wholly successful, on the merits or otherwise, in defense of any such action, suit or proceeding, Indemnitee shall be indemnified against reasonable expenses (including court costs and attorneys' fees) actually incurred by him in connection therewith.

Any indemnification (unless otherwise ordered by a court of competent jurisdiction) shall be made by the Depositor only as authorized in a specific case upon a determination that the applicable standard of conduct has been met. Such determination shall be made (i) by the Board of Directors by a majority vote of a quorum consisting of directors who at the time of the vote have not been named as defendants or respondents in such action, suit or proceeding, or
(ii) if such a quorum cannot be obtained, by a majority vote of a committee of the Board of Directors, designated to act in the matter by a majority vote of all directors, consisting solely of two or more directors who at the time of the vote are not named defendants or respondents in such action, suit or proceeding, or (iii) by special legal counsel selected by the Board of Directors (or a committee thereof) by vote in the manner set forth in subparagraphs (i) and (ii) immediately above or if such a quorum cannot be obtained and such a committee cannot be established, by a majority vote of all directors, or (iv) by the shareholders in a vote that excludes the shares held by any Indemnitee who is named as a defendant or respondent in such action, suit or proceeding.

Reasonable expenses incurred by an Indemnitee of the Depositor or other person entitled to indemnity hereunder, who was, is or is threatened to be made a named defendant or respondent in any such action, suit or proceeding described above may be paid by the Depositor in advance of the final disposition thereof upon
(i) receipt of a written affirmation by the Indemnitee of his good faith belief that he has met the standard of conduct necessary for indemnification under this article and a written undertaking by or on behalf of the Indemnitee to repay such amount unless it shall ultimately be determined that he is entitled to be indemnified by the Depositor as authorized under this article and (ii) a determination that the facts then known to those making the determination would not preclude indemnification under this article.

Notwithstanding any other provision of this article, the Depositor may pay or reimburse expenses incurred by any Indemnitee of the Depositor or any other person entitled to indemnity hereunder in connection with his appearance as a witness or other participation in any action, suit or a proceeding described above at a time when he is not named defendant or respondent in such action, suit or proceeding.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Registrant, as provided above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification by the Depositor is against public policy, as expressed in the Act, and therefore may be unenforceable. In the event (a) that a claim for such indemnification (except insofar as it provides for the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted against the Depositor by such director, officer or controlling person; and (b) the Securities and Exchange Commission is still of the same opinion that the Depositor or Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit such cause to a court of appropriate jurisdiction, the question of whether such indemnification by the Depositor is against public policy as expressed in the Act will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

(a) The Variable Annuity Marketing Company ("VAMCO") acts as exclusive distributor and principal underwriter of the Registrant.

(b) The following information is furnished with respect to each officer and director of VAMCO. Unless otherwise indicated, the principal business address of each individual listed below is 2929 Allen Parkway, Houston, Texas 77019:

   NAME AND PRINCIPAL         POSITIONS AND OFFICES
   BUSINESS ADDRESS           WITH UNDERWRITER
   ----------------           ----------------

   Robert Condon              President and Chief Executive Officer
   Jane E. Bates              Treasurer & Chief Compliance Officer
   Jennifer D. Cobbs          Executive Vice President - Marketing
   Steven P. Boero            Senior Vice President
   Thomas N. Lange            Senior Vice President
   Donald R. Van Putten       Vice President
   Edward Baum                Vice President
   Edward K. Boero            Vice President
   Joe H. Connell             Vice President
   David H. den Boer          Vice President
   Jay Jorgensen              Vice President
   David R. Lyle              Vice President
   John R. Mactavish          Vice President
   Joe C. Osborne             Vice President
   Keith A. Poch              Vice President
   Fred L. Roberts            Vice President
   Ron Sanchies               Vice President
   Paula K. Snyder            Vice President - Marketing Communications
   Krien Verberkmoes          Vice President - Sales Practices
   Donna M. Zucchi            Vice President
   Robyn Galerston            Assistant Vice President - Sales Literature Review
   Mary L. Cavanaugh          Secretary
   D. Lynne Walters           Tax Officer
   Pauletta P. Cohn           Assistant Secretary
   Lauren W. Jones            Assistant Secretary
   Dennis Cohen               Assistant Tax Officer
   Terry B. Festervand        Assistant Treasurer
   Tara S. Rock               Assistant Treasurer

(c) American General Distributors, Inc. is the principal underwriter for the Registrant. The licensed agents who sell the forms of Contract covered by this registration statement are compensated for such sales by commissions paid by Depositor. These commissions do not result in any charge to the Registrant or to Contract Owners, Participants, Annuitants or Beneficiaries in addition to the charges described in the prospectuses for the Contract.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

The books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be in the physical possession of:

         The Variable Annuity Life Insurance Company
         2929 Allen Parkway
         Houston, Texas 77019

ITEM 31. MANAGEMENT SERVICES

There have been no management-related services provided to the Separate Account for the last three fiscal years.

ITEM 32. UNDERTAKINGS

a. VALIC hereby commits itself, on behalf of the Contract Owners, to the following undertakings:

       1. To file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

       2. To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information; or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

       3. To deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request. The Company hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the Company.

b. The Company hereby represents that the fees and charges deducted under these contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the Company.

ADDITIONAL COMMITMENTS - WITHDRAWAL RESTRICTIONS FOR 403(B) PLANS

The Tax Reform Act of 1986 added to the Internal Revenue Code a new Section 403(b)(11) which applies to tax years beginning after December 31, 1988. This paragraph provides that withdrawal restrictions apply to contributions made and interest earned subsequent to December 31, 1988. Such restrictions require that distributions not begin before age 59 1/2, separation from service, death, disability, or hardship (only employee contributions without accrued interest may be withdrawn in case of hardship). These withdrawal restrictions appear in the Section "Federal Tax Matters" in either the Prospectus or the Statement of Additional Information for Contracts of this Registration Statement. The Company relies on a no-action letter issued by the Securities and Exchange Commission on November 28, 1988 stating that no enforcement action would be taken under sections 22(e), 27(c)(1), or 27(d) of the Investment Company Act of 1940 (the "Act") if, in effect, the Company permits restrictions on cash distributions from elective contributions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code in accordance with the following conditions:

         (1) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the Contract;

         (2) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the Contract;

         (3) Instruct sales representatives who solicit participants to purchase the Contract specifically to being the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;

         (4) Obtain from each plan participant who purchases a Section 403(b) annuity Contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) the investment alternatives available under the employer's Section 403(b) arrangement, to which the participant may elect to transfer his contract value.

The Company has complied, and is complying, with the provisions of paragraphs
(1)-(4) above.

The Company relies on Rule 6c-7 of the Act which states that a registered separate account, and any depositor of or underwriter for such account, shall be exempt from the provisions of sections 22(e), 27(c)(1) and 27(d) of the Act with respect to this Contract participating in this account to the extent necessary to permit compliance with the Texas Optional Retirement Program (Program) in accordance with the following conditions:

       (a) include appropriate disclosure regarding the restrictions on redemption imposed by the Program in each registration statement, including the prospectus, used in connection with the Program;

       (b) include appropriate disclosure regarding the restrictions on redemption imposed by the Program in any sales literature used in connection with the offer of this Contract to Program participants;

       (c) instruct salespeople who solicit Program participants to purchase this Contract specifically to bring the restrictions on redemption imposed by the Program to the attention of potential Program participants;

       (d) obtain from each Program participant who purchases this Contract in connection with the Program, prior to or at the time of such purchase, a signed statement acknowledging the restrictions on redemption imposed by the Program.

The Company has complied, and is complying, with the provisions of paragraphs
(a)-(d) above.

The Company relies on an order issued by the Securities and Exchange Commission on May 19, 1993 exempting it from the provisions of section 22(e), 27(c)(1) and 27(d) of the Act with respect to this Contract participating in this account to the extent necessary to permit compliance with the Optional Retirement Program of the State University System of Florida ("Florida ORP") as administered by the Division of Retirement of the Florida Department of Management Services ("Division") in accordance with the following conditions:

       (a) include appropriate disclosure regarding the restrictions on redemption imposed by the Division in each registration statement, including the prospectus, relating to the Contracts issued in connection with the Florida ORP;

       (b) include appropriate disclosure regarding the restrictions on redemption imposed by the Division in any sales literature used in connection with the offer of Contracts to Eligible Employees;

       (c) instruct salespeople who solicit Eligible Employees to purchase the Contracts specifically to bring the restrictions on redemption imposed by the Division to the attention of the Eligible Employees;

       (d) obtain from each Participant in the Florida ORP who purchases a Contract, prior to or at the time of such purchase, a signed statement acknowledging the Participant's understanding: (i) of the restrictions on redemption imposed by the Division, and (ii) that other investment alternatives are available under the Florida ORP, to which the Participant may elect to transfer his or her Contract values.

The Company has complied, and is complying, with the provisions of paragraphs
(a)-(d) above.

                               POWERS OF ATTORNEY

       Each person whose signature appears below hereby appoints Kent E. Barrett, Mary L. Cavanaugh and Pauletta P. Cohn and each of them, any one of whom may act without the joinder of the others, as his/her attorney-in-fact to sign on his/her behalf and in the capacity stated below and to file all amendments to this Registration Statement, which amendment or amendments may make such changes and additions to this Registration Statement as such attorney-in-fact may deem necessary or appropriate.

                                   SIGNATURES

       As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, The Variable Annuity Life Insurance Company Separate Account A, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf, in the City of Houston, and State of Texas on this 24th day of April 2001.


                                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                                  SEPARATE ACCOUNT A
                                  (Registrant)

                         BY:      THE VARIABLE ANNUITY LIFE INSURANCE
                                  COMPANY
                                  (On behalf of the Registrant and itself)


                         BY:      /s/ MARY L. CAVANAUGH
                            ----------------------------------------------------
                                  Mary L. Cavanaugh
                                  Executive Vice President, General
                                   Counsel and Secretary

[SEAL]


ATTEST:     /s/ PAULETTA P. COHN
        ------------------------------------------------
            Pauletta P. Cohn
            Assistant Secretary


         As required by the Securities Act of 1933, this amended Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


SIGNATURE                             TITLE                          DATE
                                      Director, Chairman and         April 24, 2001
----------------------------------    Chief Executive Officer
John A. Graf

/s/ KENT E. BARRETT                   Director, Executive Vice       April 24, 2001
----------------------------------    President, Chief Financial
Kent E. Barrett                       Officer and Principal
                                      Accounting Officer

/s/ BRUCE R. ABRAMS                   Director                       April 24, 2001
----------------------------------
Bruce R. Abrams

/s/ M. KATHLEEN ADAMSON               Director                       April 24, 2001
----------------------------------
M. Kathleen Adamson

/s/ REBECCA G. CAMPBELL               Director                       April 24, 2001
----------------------------------
Rebecca G. Campbell

/s/ MARY L. CAVANAUGH                 Director                       April 24, 2001
----------------------------------
Mary L. Cavanaugh

/s/ ROBERT P. CONDON                  Director                       April 24, 2001
----------------------------------
Robert P. Condon

                                INDEX TO EXHIBITS
                                       TO

                         POST-EFFECTIVE AMENDMENT NO. 55

                                       TO
                                    FORM N-4
                                       FOR
                               SEPARATE ACCOUNT A
                                       OF
                              THE VARIABLE ANNUITY
                             LIFE INSURANCE COMPANY



EXHIBIT NO.

10.      Consent of Independent Auditors